UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Semi-Annual Report

December 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2021

% of fund's net assets
Illinois	13.9
Florida	8.0
New Jersey	7.8
New York	7.5
Ohio	6.7

Top Five Sectors as of December 31, 2021

% of fund's net assets
General Obligations	27.3
Health Care	21.4
Transportation	16.5
Electric Utilities	9.3
Special Tax	8.7

Quality Diversification (% of fund's net assets)

As of December 31, 2021
AAA	2.7%
AA,A	80.1%
BBB	12.8%
BB and Below	2.7%
Not Rated	2.5%
Short-Term Investments and Net Other Assets*	(0.8)%

 * Short-Term Investments and Net Other Assets are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.8%
	Principal Amount	Value
Alabama - 2.4%
Birmingham Arpt. Auth. Arpt. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	347,753
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$526,000
Series 2016 B, 5% 3/1/23	150,000	157,800

TOTAL ALABAMA		1,031,553

Arizona - 4.1%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	335,570
Bullhead City Excise Taxes Series 2021 2, 0.4% 7/1/23	250,000	249,470
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (FSA Insured)	300,000	321,050
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	107,063
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	481,925
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	267,736

TOTAL ARIZONA		1,762,814

California - 2.9%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	116,050
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (a)	120,000	127,607
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	321,283
Series A, 5% 7/1/23	250,000	267,736
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23 (Escrowed to Maturity)	200,000	198,703
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	213,256

TOTAL CALIFORNIA		1,244,635

Colorado - 1.2%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	190,000	193,809
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	212,987
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	106,655

TOTAL COLORADO		513,451

Connecticut - 3.4%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/23	175,000	186,242
Series 2018 C, 5% 6/15/23	200,000	213,601
Series 2019 A, 5% 4/15/23	200,000	212,091
Series 2020 A, 5% 1/15/23	125,000	131,125
Connecticut Health & Edl. Facilities Auth. Rev. Series K1, 5% 7/1/23	500,000	530,208
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (a)	100,000	105,872
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	104,680

TOTAL CONNECTICUT		1,483,819

Florida - 8.0%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	267,464
Series 2015 B, 5% 7/1/23	45,000	48,143
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	534,460
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	308,861
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	567,435
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	532,614
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	210,688
Series 2014 B, 5% 7/1/23	90,000	96,147
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	31,845
Series 2015 D, 5% 2/1/23	650,000	683,256
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	154,993

TOTAL FLORIDA		3,435,906

Georgia - 2.0%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	300,000	308,240
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	219,720
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/23	325,000	343,697

TOTAL GEORGIA		871,657

Illinois - 13.9%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/23	400,000	418,882
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	209,257
Chicago Park District Gen. Oblig. Series 2021 E, 4% 1/1/23	260,000	269,277
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	531,954
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	526,763
Series 2016 E, 5% 2/15/23	125,000	131,590
Series 2019, 5% 4/1/23	500,000	529,087
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	314,895
Series 2014, 5% 2/1/23	250,000	262,374
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	536,207
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	86,158
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	867,815
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	524,470
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	138,356
Series 2002:
5.7% 6/15/23	45,000	48,371
5.7% 6/15/23 (Escrowed to Maturity)	50,000	53,801
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	532,101

TOTAL ILLINOIS		5,981,358

Indiana - 2.9%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	620,245
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (a)	500,000	523,142
Series 2021 A, 5% 6/1/23	100,000	106,508

TOTAL INDIANA		1,249,895

Kentucky - 0.7%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	289,993
Louisiana - 1.4%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	45,000	45,733
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	574,331

TOTAL LOUISIANA		620,064

Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23 (Escrowed to Maturity)	200,000	208,053
Maryland - 1.2%
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23	500,000	535,316
Massachusetts - 3.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	134,294
Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,904
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	245,637
Series 2019 A, 5% 7/1/23	200,000	213,194
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (a)	135,000	143,635
Massachusetts Gen. Oblig. Series 2, 5% 4/1/23	300,000	317,840
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	545,000	582,562

TOTAL MASSACHUSETTS		1,691,066

Michigan - 1.8%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	53,577
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	206,272
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	417,182
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	106,939

TOTAL MICHIGAN		783,970

Minnesota - 0.6%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	262,096
Nebraska - 1.2%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	500,000	501,279
Nevada - 3.4%
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	585,000	593,811
Clark County School District Series 2018 A, 5% 6/15/23	450,000	480,670
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	401,910

TOTAL NEVADA		1,476,391

New Jersey - 7.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	262,516
Carteret School District Series 2020, 2% 2/1/23	300,000	305,366
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	579,193
Series 2015 XX, 5% 6/15/23	250,000	266,436
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	107,094
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	214,158
Series 2013, 5% 7/1/23	200,000	214,158
Series 2016 A:
5% 7/1/23	250,000	267,697
5% 7/1/23	90,000	95,896
Series 2016, 5% 7/1/23	325,000	348,006
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	255,373
New Jersey Trans. Trust Fund Auth. Series 2004 A, 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	274,520
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	159,269

TOTAL NEW JERSEY		3,349,682

New York - 7.5%
Hudson Yards Infrastructure Corp. New York Rev. Series A, 4% 2/15/23	250,000	260,572
Monroe County Gen. Oblig. Series 2019 A, 5% 6/1/23	250,000	266,674
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	107,063
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	374,013
Series 2014 B, 5% 7/1/23	285,000	304,554
New York City Gen. Oblig. Series 2021 F1, 5% 3/1/23	100,000	105,548
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	562,530
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (a)	175,000	185,046
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	300,000	315,006
New York State Dorm. Auth. Series 2017 A:
5% 2/15/23	85,000	89,540
5% 2/15/23 (Escrowed to Maturity)	315,000	331,699
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	320,816

TOTAL NEW YORK		3,223,061

New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey Series 189, 5% 5/1/23	510,000	541,795
North Carolina - 0.5%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	100,000	105,524
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 5/1/23 (a)	100,000	106,234

TOTAL NORTH CAROLINA		211,758

Ohio - 6.7%
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/23 (FSA Insured)	500,000	523,654
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	420,687
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	740,000	785,754
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	104,949
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	209,899
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/23	300,000	313,701
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	531,004

TOTAL OHIO		2,889,648

Oregon - 1.2%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	258,093
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	266,687

TOTAL OREGON		524,780

Pennsylvania - 4.6%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	213,280
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	340,916
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	107,048
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	385,000	411,116
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	325,000	344,074
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	106,939
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	107,063
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	362,427

TOTAL PENNSYLVANIA		1,992,863

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	266,132
South Carolina - 0.2%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (a)	100,000	106,597
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	160,408
Tennessee - 1.7%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (a)	200,000	213,846
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	500,000	519,997

TOTAL TENNESSEE		733,843

Texas - 5.2%
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (b)	300,000	315,270
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/23	610,000	649,361
Series 2015 B, 5% 5/15/23	250,000	266,132
Series 2022, 5% 5/15/23 (FSA Insured) (c)	400,000	422,674
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/23	115,000	120,488
5% 1/1/23	185,000	193,752
Series 2015 B, 5% 1/1/23	250,000	261,827

TOTAL TEXAS		2,229,504

Virginia - 1.8%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	200,000	205,207
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	263,257
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	213,329
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	100,000	102,157

TOTAL VIRGINIA		783,950

Washington - 4.0%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (a)	250,000	267,114
Series 2015 B, 5% 3/1/23	250,000	263,750
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	319,436
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	316,587
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	159,163
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	406,072

TOTAL WASHINGTON		1,732,122

Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	534,694
Wyoming - 0.7%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/23	285,000	298,768
TOTAL MUNICIPAL BONDS
(Cost $42,677,982)		43,522,921
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $42,677,982)		43,522,921
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(365,352)
NET ASSETS - 100%		$43,157,569

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$43,522,921	$--	$43,522,921	$--
Total Investments in Securities:	$43,522,921	$--	$43,522,921	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	27.3%
Health Care	21.4%
Transportation	16.5%
Electric Utilities	9.3%
Special Tax	8.7%
Education	7.2%
Others* (Individually Less Than 5%)	9.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $42,677,982)		$43,522,921
Receivable for fund shares sold		15,555
Interest receivable		623,955
Other receivables		230
Total assets		44,162,661
Liabilities
Payable to custodian bank	$525,977
Payable for investments purchased on a delayed delivery basis	422,296
Payable for fund shares redeemed	27,682
Distributions payable	13,890
Accrued management fee	11,012
Distribution and service plan fees payable	563
Other affiliated payables	3,672
Total liabilities		1,005,092
Net Assets		$43,157,569
Net Assets consist of:
Paid in capital		$42,357,090
Total accumulated earnings (loss)		800,479
Net Assets		$43,157,569
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,663,676 ÷ 257,121 shares)(a)		$10.36
Maximum offering price per share (100/97.25 of $10.36)		$10.65
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($31,517,552 ÷ 3,042,538 shares)		$10.36
Class I:
Net Asset Value, offering price and redemption price per share ($8,976,341 ÷ 866,497 shares)		$10.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Interest		$416,274
Expenses
Management fee	$67,490
Transfer agent fees	22,496
Distribution and service plan fees	3,635
Independent trustees' fees and expenses	77
Total expenses before reductions	93,698
Expense reductions	(226)
Total expenses after reductions		93,472
Net investment income (loss)		322,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,038)
Total net realized gain (loss)		(2,038)
Change in net unrealized appreciation (depreciation) on investment securities		(347,168)
Net gain (loss)		(349,206)
Net increase (decrease) in net assets resulting from operations		$(26,404)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$322,802	$663,854
Net realized gain (loss)	(2,038)	52,301
Change in net unrealized appreciation (depreciation)	(347,168)	58,904
Net increase (decrease) in net assets resulting from operations	(26,404)	775,059
Distributions to shareholders	(322,322)	(662,941)
Share transactions - net increase (decrease)	(1,887,998)	7,832,661
Total increase (decrease) in net assets	(2,236,724)	7,944,779
Net Assets
Beginning of period	45,394,293	37,449,514
End of period	$43,157,569	$45,394,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$10.40	$10.34	$10.08	$10.25	$10.54
Income from Investment Operations
Net investment income (loss)A	.063	.146	.183	.189	.175	.183
Net realized and unrealized gain (loss)	(.081)	.041	.060	.259	(.171)	(.272)
Total from investment operations	(.018)	.187	.243	.448	.004	(.089)
Distributions from net investment income	(.062)	(.147)	(.183)	(.188)	(.174)	(.184)
Distributions from net realized gain	–	–	–	–	–	(.017)
Total distributions	(.062)	(.147)	(.183)	(.188)	(.174)	(.201)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.36	$10.44	$10.40	$10.34	$10.08	$10.25
Total ReturnC,D,E	(.17)%	1.81%	2.37%	4.50%	.04%	(.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.19%H	1.39%	1.77%	1.86%	1.71%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$2,664	$3,126	$2,675	$2,487	$2,390	$3,352
Portfolio turnover rateI	8%H	9%	10%	18%	12%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$10.40	$10.34	$10.08	$10.24	$10.54
Income from Investment Operations
Net investment income (loss)A	.076	.171	.209	.214	.199	.209
Net realized and unrealized gain (loss)	(.081)	.042	.060	.260	(.159)	(.283)
Total from investment operations	(.005)	.213	.269	.474	.040	(.074)
Distributions from net investment income	(.075)	(.173)	(.209)	(.214)	(.200)	(.209)
Distributions from net realized gain	–	–	–	–	–	(.017)
Total distributions	(.075)	(.173)	(.209)	(.214)	(.200)	(.226)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.36	$10.44	$10.40	$10.34	$10.08	$10.24
Total ReturnC,D	(.04)%	2.06%	2.63%	4.76%	.39%	(.68)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.44%G	1.64%	2.02%	2.11%	1.96%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$31,518	$32,627	$25,058	$23,223	$18,883	$14,238
Portfolio turnover rateH	8%G	9%	10%	18%	12%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$10.40	$10.34	$10.08	$10.24	$10.54
Income from Investment Operations
Net investment income (loss)A	.076	.172	.209	.213	.199	.209
Net realized and unrealized gain (loss)	(.081)	.041	.060	.261	(.159)	(.283)
Total from investment operations	(.005)	.213	.269	.474	.040	(.074)
Distributions from net investment income	(.075)	(.173)	(.209)	(.214)	(.200)	(.209)
Distributions from net realized gain	–	–	–	–	–	(.017)
Total distributions	(.075)	(.173)	(.209)	(.214)	(.200)	(.226)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.36	$10.44	$10.40	$10.34	$10.08	$10.24
Total ReturnC,D	(.04)%	2.06%	2.63%	4.76%	.39%	(.68)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.44%G	1.64%	2.02%	2.11%	1.96%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$8,976	$9,641	$9,716	$9,384	$13,944	$11,649
Portfolio turnover rateH	8%G	9%	10%	18%	12%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2021

% of fund's net assets
Pennsylvania	12.0
Connecticut	11.0
Massachusetts	9.7
Illinois	7.9
Florida	7.1

Top Five Sectors as of December 31, 2021

% of fund's net assets
Health Care	28.8
Education	23.2
Transportation	20.4
General Obligations	10.7
Housing	5.3

Quality Diversification (% of fund's net assets)

As of December 31, 2021
AAA	8.1%
AA,A	64.8%
BBB	19.3%
BB and Below	4.5%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value
Alabama - 0.4%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	111,521
Arizona - 2.5%
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/25 (FSA Insured)	75,000	86,576
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$286,714
Series 2017 B, 5% 7/1/25	250,000	288,775

TOTAL ARIZONA		662,065

California - 4.5%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	87,495
Sacramento Muni. Util. District Elec. Rev. Series 2015, 5% 7/1/25	550,000	637,380
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	172,252
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	309,450

TOTAL CALIFORNIA		1,206,577

Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	194,171
Connecticut - 11.0%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	201,764
Series 2016 D, 5% 8/15/25	330,000	382,658
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	45,829
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	457,848
Series 2022 M, 5% 7/1/25 (b)	175,000	197,357
Series K1, 5% 7/1/25	280,000	316,766
Series K3, 5% 7/1/25	200,000	226,261
Series N, 5% 7/1/25	50,000	56,510
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (a)	935,000	1,056,777

TOTAL CONNECTICUT		2,941,770

District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	86,141
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	288,587

TOTAL DISTRICT OF COLUMBIA		374,728

Florida - 7.1%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	578,072
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (a)	95,000	109,834
5% 10/1/25 (Escrowed to Maturity) (a)	205,000	238,082
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	501,032
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	57,767
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	46,099
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	231,135
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	115,022

TOTAL FLORIDA		1,877,043

Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (a)	50,000	57,343
Hawaii - 1.1%
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/25	250,000	289,058
Illinois - 7.9%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	112,775
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	286,749
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	164,078
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	230,569
Series 2016, 5% 5/15/25	250,000	286,496
Series 2019, 5% 9/1/25	200,000	229,676
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	215,186
Series 2017 D, 5% 11/1/25	25,000	28,893
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	114,459
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	180,802
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	259,287

TOTAL ILLINOIS		2,108,970

Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	57,788
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,023
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	344,617

TOTAL INDIANA		431,428

Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	116,420
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	340,695

TOTAL KENTUCKY		457,115

Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	112,617
Maine - 3.4%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	265,000	283,553
Series 2017 A, 4% 7/1/25	465,000	518,139
Series 2017 B, 4% 7/1/25	100,000	111,428

TOTAL MAINE		913,120

Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	172,252
Massachusetts - 9.7%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/25	375,000	432,735
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	283,138
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	11,371
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	172,702
Series 2016 I, 5% 7/1/25	50,000	57,101
Series 2019 K, 5% 7/1/25	50,000	57,586
Series 2019, 5% 7/1/25	170,000	193,890
Series 2020 A, 5% 10/15/25	650,000	760,111
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	282,552
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (a)	300,000	344,954

TOTAL MASSACHUSETTS		2,596,140

Michigan - 3.4%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	337,745
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	172,927
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	114,536
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	276,330

TOTAL MICHIGAN		901,538

Missouri - 3.9%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	426,692
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	286,714
Series 2019 C, 5% 7/1/25	290,000	334,216

TOTAL MISSOURI		1,047,622

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	68,932
New Hampshire - 1.4%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	57,729
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	230,644
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	80,986

TOTAL NEW HAMPSHIRE		369,359

New Jersey - 5.3%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	228,952
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	286,190
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	120,342
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,236
Series 2016 E, 5% 7/1/25	50,000	57,250
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	458,892
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	134,324
Series 2016 A, 5% 6/15/25	40,000	45,881
Series AA, 5% 6/15/25	50,000	57,238

TOTAL NEW JERSEY		1,406,305

New York - 1.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	34,473
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	289,591
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	114,239
Series 2018, 5% 1/1/25	15,000	16,859

TOTAL NEW YORK		455,162

Ohio - 4.2%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	173,100
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	161,849
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	225,482
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	228,998
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	216,368
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	113,878

TOTAL OHIO		1,119,675

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	28,602
Oregon - 2.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	213,890
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	481,679

TOTAL OREGON		695,569

Pennsylvania - 12.0%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	691,708
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/25	375,000	422,181
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	34,394
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	116,603
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	136,251
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	141,322
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	125,775
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	57,380
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	508,336
Series 2015 AQ, 5% 6/15/25	200,000	230,142
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	57,661
Series 2017 B, 5% 7/1/25 (a)	210,000	240,448
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,171
Series 2018 A, 5% 9/1/25	50,000	57,732
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	345,306

TOTAL PENNSYLVANIA		3,188,410

Tennessee - 2.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	288,739
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,267
Series 2017, 5% 4/1/25	265,000	300,948

TOTAL TENNESSEE		606,954

Texas - 0.9%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	229,371
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	34,406
Vermont - 2.8%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (a)	300,000	339,165
Series 2019 A, 5% 6/15/25 (a)	105,000	118,708
Series 2020 A, 5% 6/15/25 (a)	250,000	282,637

TOTAL VERMONT		740,510

Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	140,670
Washington - 2.0%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	530,522
Wisconsin - 1.7%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	45,466
Series 2014, 5% 5/1/25	100,000	109,692
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	11,576
Series 2017 A:
5% 4/1/25	155,000	176,723
5% 9/1/25 (Escrowed to Maturity)	100,000	115,569

TOTAL WISCONSIN		459,026

TOTAL MUNICIPAL BONDS
(Cost $25,504,960)		26,528,551
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $25,504,960)		26,528,551
NET OTHER ASSETS (LIABILITIES) - 0.5%		121,258
NET ASSETS - 100%		$26,649,809

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$26,528,551	$--	$26,528,551	$--
Total Investments in Securities:	$26,528,551	$--	$26,528,551	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	28.8%
Education	23.2%
Transportation	20.4%
General Obligations	10.7%
Housing	5.3%
Others* (Individually Less Than 5%)	11.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,504,960)		$26,528,551
Receivable for fund shares sold		28,974
Interest receivable		379,095
Other receivables		130
Total assets		26,936,750
Liabilities
Payable to custodian bank	$43,628
Payable for investments purchased on a delayed delivery basis	198,270
Payable for fund shares redeemed	1,829
Distributions payable	33,580
Accrued management fee	6,672
Distribution and service plan fees payable	737
Other affiliated payables	2,225
Total liabilities		286,941
Net Assets		$26,649,809
Net Assets consist of:
Paid in capital		$25,670,130
Total accumulated earnings (loss)		979,679
Net Assets		$26,649,809
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,502,791 ÷ 333,347 shares)(a)		$10.51
Maximum offering price per share (100/97.25 of $10.51)		$10.81
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($17,424,160 ÷ 1,658,142 shares)		$10.51
Class I:
Net Asset Value, offering price and redemption price per share ($5,722,858 ÷ 544,552 shares)		$10.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Interest		$259,128
Expenses
Management fee	$40,480
Transfer agent fees	13,494
Distribution and service plan fees	4,439
Independent trustees' fees and expenses	46
Total expenses before reductions	58,459
Expense reductions	(286)
Total expenses after reductions		58,173
Net investment income (loss)		200,955
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		30,150
Total net realized gain (loss)		30,150
Change in net unrealized appreciation (depreciation) on investment securities		(245,698)
Net gain (loss)		(215,548)
Net increase (decrease) in net assets resulting from operations		$(14,593)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$200,955	$404,557
Net realized gain (loss)	30,150	6,171
Change in net unrealized appreciation (depreciation)	(245,698)	538,547
Net increase (decrease) in net assets resulting from operations	(14,593)	949,275
Distributions to shareholders	(200,957)	(404,572)
Share transactions - net increase (decrease)	352,870	2,350,230
Total increase (decrease) in net assets	137,320	2,894,933
Net Assets
Beginning of period	26,512,489	23,617,556
End of period	$26,649,809	$26,512,489

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$10.35	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.067	.146	.166	.180	.163	.002
Net realized and unrealized gain (loss)	(.080)	.241	.060	.521	(.192)	(.040)
Total from investment operations	(.013)	.387	.226	.701	(.029)	(.038)
Distributions from net investment income	(.067)	(.147)	(.166)	(.181)	(.161)	(.002)
Total distributions	(.067)	(.147)	(.166)	(.181)	(.161)	(.002)
Net asset value, end of period	$10.51	$10.59	$10.35	$10.29	$9.77	$9.96
Total ReturnC,D,E	(.12)%	3.75%	2.21%	7.25%	(.29)%	(.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%H
Expenses net of all reductions	.64%H	.65%	.65%	.65%	.65%	.62%H
Net investment income (loss)	1.26%H	1.39%	1.61%	1.81%	1.65%	.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,503	$3,550	$3,510	$3,329	$2,482	$2,489
Portfolio turnover rateI	3%H	6%	23%	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) through June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$10.35	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.080	.173	.193	.205	.187	.004
Net realized and unrealized gain (loss)	(.080)	.240	.059	.521	(.191)	(.040)
Total from investment operations	–C	.413	.252	.726	(.004)	(.036)
Distributions from net investment income	(.080)	(.173)	(.192)	(.206)	(.186)	(.004)
Total distributions	(.080)	(.173)	(.192)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.51	$10.59	$10.35	$10.29	$9.77	$9.96
Total ReturnD,E	-%	4.01%	2.47%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.40%H	.40%	.40%	.40%	.40%	.40%H
Expenses net of all reductions	.40%H	.40%	.40%	.40%	.40%	.37%H
Net investment income (loss)	1.51%H	1.64%	1.86%	2.06%	1.90%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,424	$17,136	$14,596	$15,780	$8,947	$5,273
Portfolio turnover rateI	3%H	6%	23%	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) through June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$10.36	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.080	.173	.192	.205	.187	.004
Net realized and unrealized gain (loss)	(.079)	.230	.070	.521	(.191)	(.040)
Total from investment operations	.001	.403	.262	.726	(.004)	(.036)
Distributions from net investment income	(.081)	(.173)	(.192)	(.206)	(.186)	(.004)
Total distributions	(.081)	(.173)	(.192)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.51	$10.59	$10.36	$10.29	$9.77	$9.96
Total ReturnC,D	-%	3.91%	2.57%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.51%G	1.64%	1.86%	2.06%	1.90%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,723	$5,827	$5,512	$4,727	$3,794	$2,490
Portfolio turnover rateH	3%G	6%	23%	17%	44%	- %I

 A For the period May 25, 2017 (commencement of operations) through June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2021

1. Organization.

Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2023 Fund	$42,671,061	$860,290	$(8,430)	$851,860
Fidelity Municipal Income 2025 Fund	25,504,960	1,039,473	(15,882)	1,023,591

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total capital loss carryforward
Fidelity Municipal Income 2023 Fund	$(35,892)	$(35,892)
Fidelity Municipal Income 2025 Fund	(74,055)	(74,055)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2023 Fund	1,761,870	1,971,607
Fidelity Municipal Income 2025 Fund	1,644,476	422,531

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2023 Fund
Class A	.25%	$3,635	$323
Fidelity Municipal Income 2025 Fund
Class A	.25%	$4,439	$3,526

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2023 Fund
Class A	$1,454
Municipal Income 2023	16,294
Class I	4,748
$22,496
Fidelity Municipal Income 2025 Fund
Class A	$1,776
Municipal Income 2025	8,819
Class I	2,899
$13,494

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Municipal Income 2023 Fund	$226
Fidelity Municipal Income 2025 Fund	286

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2021	Year ended June 30, 2021
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$17,450	$40,357
Municipal Income 2023	236,083	475,884
Class I	68,789	146,700
Total	$322,322	$662,941
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$22,601	$49,560
Municipal Income 2025	134,216	261,362
Class I	44,140	93,650
Total	$200,957	$404,572

8. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2021	Year ended June 30, 2021	Six months ended December 31, 2021	Year ended June 30, 2021
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	577	105,763	$6,000	$1,106,333
Reinvestment of distributions	1,535	3,528	15,960	36,877
Shares redeemed	(44,456)	(66,998)	(462,510)	(700,367)
Net increase (decrease)	(42,344)	42,293	$(440,550)	$442,843
Municipal Income 2023
Shares sold	265,594	1,328,494	$2,767,931	$13,892,171
Reinvestment of distributions	15,459	30,145	160,727	315,086
Shares redeemed	(363,874)	(642,384)	(3,784,738)	(6,713,049)
Net increase (decrease)	(82,821)	716,255	$(856,080)	$7,494,208
Class I
Shares sold	83,272	340,053	$865,245	$3,557,928
Reinvestment of distributions	6,095	12,561	63,368	131,306
Shares redeemed	(146,356)	(363,218)	(1,519,981)	(3,793,624)
Net increase (decrease)	(56,989)	(10,604)	$(591,368)	$(104,390)
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	–	927	$–	$9,824
Reinvestment of distributions	2,137	4,698	22,561	49,560
Shares redeemed	(3,957)	(9,423)	(41,602)	(99,841)
Net increase (decrease)	(1,820)	(3,798)	$(19,041)	$(40,457)
Municipal Income 2025
Shares sold	117,744	394,459	$1,248,709	$4,164,977
Reinvestment of distributions	10,319	19,767	108,954	208,534
Shares redeemed	(87,844)	(205,912)	(927,238)	(2,173,882)
Net increase (decrease)	40,219	208,314	$430,425	$2,199,629
Class I
Shares sold	8,080	50,152	$85,034	$531,314
Reinvestment of distributions	3,899	8,441	41,174	89,034
Shares redeemed	(17,516)	(40,779)	(184,722)	(429,290)
Net increase (decrease)	(5,537)	17,814	$(58,514)	$191,058

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	43%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$998.30	$3.27
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$999.60	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$999.60	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$998.80	$3.27
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2025	.40%
Actual		$1,000.00	$1,000.00	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,000.00	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conductsophisticated quantitative and fundamental analysis, as wellas credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Municipal Income 2025 Fund). No performance peer group information was considered by the Board due to the fact that competitor funds have different and/or broader investment mandates compared with each fund's more specialized strategies. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover expenses beyond portfolio management, in prior years, Fidelity Municipal Income 2023 Fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" expenses beyond portfolio management (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2016.

Fidelity Municipal Income 2023 Fund

Fidelity Municipal Income 2025 Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class of each fund ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

DMI-SANN-0322
1.926263.110

Fidelity® Mid Cap Growth Index Fund

Fidelity® Mid Cap Value Index Fund

Fidelity® Small Cap Growth Index Fund

Fidelity® Small Cap Value Index Fund

Semi-Annual Report

December 31, 2021

Contents

Note to Shareholders
Fidelity® Mid Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021

% of fund's net assets
IDEXX Laboratories, Inc.	1.3
Palo Alto Networks, Inc.	1.3
Xilinx, Inc.	1.2
DexCom, Inc.	1.2
Cadence Design Systems, Inc.	1.2
Chipotle Mexican Grill, Inc.	1.2
Fortinet, Inc.	1.1
Datadog, Inc. Class A	1.1
Simon Property Group, Inc.	1.1
lululemon athletica, Inc.	1.1
11.8

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Information Technology	35.1
Health Care	16.8
Consumer Discretionary	15.5
Industrials	14.8
Financials	5.0

Asset Allocation (% of fund's net assets)

As of December 31, 2021*
Stocks and Equity Futures	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 3.3%

Fidelity® Mid Cap Growth Index Fund

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Entertainment - 1.9%
Live Nation Entertainment, Inc. (a)	9,418	$1,127,240
Madison Square Garden Sports Corp. (a)	1,291	224,285
Playtika Holding Corp.	18,516	320,142
Roku, Inc. Class A (a)	20,997	4,791,515
Skillz, Inc. (a)(b)	54,588	406,135
Spotify Technology SA (a)	24,370	5,703,311
Take-Two Interactive Software, Inc. (a)	4,055	720,655
World Wrestling Entertainment, Inc. Class A	6,769	333,982
Zynga, Inc. (a)	87,204	558,106
		14,185,371
Interactive Media & Services - 1.5%
Match Group, Inc. (a)	50,395	6,664,739
Pinterest, Inc. Class A (a)	100,228	3,643,288
TripAdvisor, Inc. (a)	10,863	296,125
Twitter, Inc. (a)	14,607	631,315
Vimeo, Inc. (a)	23,580	423,497
		11,658,964
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	26,177	423,544
Cable One, Inc.	509	897,596
Nexstar Broadcasting Group, Inc. Class A	477	72,017
		1,393,157

TOTAL COMMUNICATION SERVICES		27,237,492

CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.3%
Aptiv PLC (a)	8,807	1,452,715
QuantumScape Corp. Class A (a)(b)	31,097	690,042
		2,142,757
Automobiles - 0.1%
Thor Industries, Inc.	3,861	400,656
Distributors - 0.5%
Pool Corp.	6,941	3,928,606
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	8,549	1,076,148
Chegg, Inc. (a)(b)	19,404	595,703
Frontdoor, Inc. (a)	10,320	378,228
H&R Block, Inc.	25,230	594,419
Mister Car Wash, Inc.	10,949	199,381
		2,843,879
Hotels, Restaurants & Leisure - 5.0%
Boyd Gaming Corp. (a)	3,116	204,316
Caesars Entertainment, Inc. (a)	22,579	2,111,814
Chipotle Mexican Grill, Inc. (a)	5,004	8,748,243
Choice Hotels International, Inc.	6,208	968,386
Churchill Downs, Inc.	6,572	1,583,195
Darden Restaurants, Inc.	15,745	2,371,827
Domino's Pizza, Inc.	4,395	2,480,230
DraftKings, Inc. Class A (a)(b)	54,827	1,506,098
Expedia, Inc. (a)	25,856	4,672,696
Hilton Worldwide Holdings, Inc. (a)	32,737	5,106,645
Penn National Gaming, Inc. (a)	1,849	95,871
Planet Fitness, Inc. (a)	10,216	925,365
Six Flags Entertainment Corp. (a)	5,266	224,226
Travel+Leisure Co.	10,045	555,187
Vail Resorts, Inc.	7,116	2,333,336
Wendy's Co.	31,764	757,571
Wyndham Hotels & Resorts, Inc.	10,314	924,650
Wynn Resorts Ltd. (a)	18,838	1,601,984
Yum China Holdings, Inc.	5,958	296,947
Yum! Brands, Inc.	4,450	617,927
		38,086,514
Household Durables - 1.2%
D.R. Horton, Inc.	24,192	2,623,622
NVR, Inc. (a)	376	2,221,735
PulteGroup, Inc.	13,086	747,996
Tempur Sealy International, Inc.	31,710	1,491,321
Toll Brothers, Inc.	8,018	580,423
TopBuild Corp. (a)	4,870	1,343,682
		9,008,779
Internet & Direct Marketing Retail - 1.3%
Doordash, Inc.	22,989	3,423,062
Etsy, Inc. (a)	22,582	4,944,103
Wayfair LLC Class A (a)(b)	7,536	1,431,614
		9,798,779
Leisure Products - 0.7%
Brunswick Corp.	1,756	176,882
Mattel, Inc. (a)	62,158	1,340,126
Peloton Interactive, Inc. Class A (a)	48,008	1,716,766
Polaris, Inc.	7,059	775,855
YETI Holdings, Inc. (a)	15,250	1,263,158
		5,272,787
Multiline Retail - 0.0%
Nordstrom, Inc. (a)	16,605	375,605
Specialty Retail - 4.4%
AutoZone, Inc. (a)	799	1,675,016
Bath & Body Works, Inc.	25,095	1,751,380
Best Buy Co., Inc.	10,073	1,023,417
Burlington Stores, Inc. (a)	11,144	3,248,587
CarMax, Inc. (a)	2,501	325,705
Carvana Co. Class A (a)	13,926	3,227,908
Five Below, Inc. (a)	9,822	2,032,074
Floor & Decor Holdings, Inc. Class A (a)	18,143	2,358,771
GameStop Corp. Class A (a)(b)	11,448	1,698,769
Leslie's, Inc. (a)	20,997	496,789
Lithia Motors, Inc. Class A (sub. vtg.)	477	141,645
O'Reilly Automotive, Inc. (a)	3,624	2,559,378
Petco Health & Wellness Co., Inc. (b)	624	12,349
RH (a)	3,119	1,671,597
Tractor Supply Co.	20,246	4,830,696
Ulta Beauty, Inc. (a)	9,484	3,910,633
Victoria's Secret & Co. (a)(b)	7,685	426,825
Vroom, Inc. (a)(b)	5,129	55,342
Williams-Sonoma, Inc.	10,023	1,695,190
		33,142,071
Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co.	435	42,386
Deckers Outdoor Corp. (a)	664	243,230
Hanesbrands, Inc.	36,989	618,456
lululemon athletica, Inc. (a)	20,340	7,962,093
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,629	114,099
Tapestry, Inc.	4,975	201,985
VF Corp.	37,129	2,718,585
		11,900,834

TOTAL CONSUMER DISCRETIONARY		116,901,267

CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	1,662	839,476
Brown-Forman Corp.:
Class A	4,022	272,651
Class B (non-vtg.)	16,223	1,182,008
		2,294,135
Food Products - 1.0%
Beyond Meat, Inc. (a)(b)	8,960	583,834
Darling Ingredients, Inc. (a)	1,527	105,806
Freshpet, Inc. (a)	7,275	693,089
Kellogg Co.	19,930	1,283,891
Lamb Weston Holdings, Inc.	7,703	488,216
Pilgrim's Pride Corp. (a)	3,466	97,741
The Hershey Co.	22,389	4,331,600
		7,584,177
Household Products - 0.5%
Church & Dwight Co., Inc.	2,319	237,698
The Clorox Co.	17,748	3,094,541
		3,332,239
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	2,986	122,217
Olaplex Holdings, Inc.	2,777	80,894
		203,111

TOTAL CONSUMER STAPLES		13,413,662

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Halliburton Co.	8,375	191,536
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.	41,770	4,236,313
Continental Resources, Inc.	1,194	53,443
Coterra Energy, Inc.	22,710	431,490
Diamondback Energy, Inc.	15,265	1,646,330
Hess Corp.	3,363	248,963
New Fortress Energy, Inc.	4,721	113,965
Occidental Petroleum Corp.	19,141	554,898
Pioneer Natural Resources Co.	17,168	3,122,516
Texas Pacific Land Corp.	1,049	1,310,065
		11,717,983

TOTAL ENERGY		11,909,519

FINANCIALS - 5.0%
Banks - 0.2%
Citizens Financial Group, Inc.	13,409	633,575
Sterling Bancorp	2,689	69,349
Synovus Financial Corp.	1,915	91,671
Western Alliance Bancorp.	9,453	1,017,615
		1,812,210
Capital Markets - 3.5%
Ameriprise Financial, Inc.	11,150	3,363,509
Apollo Global Management LLC Class A	42,111	3,050,100
Ares Management Corp.	22,254	1,808,583
FactSet Research Systems, Inc.	5,820	2,828,578
LPL Financial	14,192	2,271,997
MarketAxess Holdings, Inc.	6,661	2,739,469
Morningstar, Inc.	3,777	1,291,696
MSCI, Inc.	10,140	6,212,677
Raymond James Financial, Inc.	1,679	168,572
T. Rowe Price Group, Inc.	13,300	2,615,312
		26,350,493
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)	107	73,582
Discover Financial Services	28,727	3,319,692
Synchrony Financial	18,207	844,623
Upstart Holdings, Inc.	8,129	1,229,918
		5,467,815
Insurance - 0.5%
Alleghany Corp. (a)	260	173,573
Arch Capital Group Ltd. (a)	15,843	704,221
Brown & Brown, Inc.	2,424	170,359
Erie Indemnity Co. Class A	3,095	596,283
Everest Re Group Ltd.	1,573	430,876
GoHealth, Inc. (a)(b)	7,352	27,864
Lemonade, Inc. (a)(b)	711	29,940
Lincoln National Corp.	4,873	332,631
Markel Corp. (a)	402	496,068
RenaissanceRe Holdings Ltd.	3,588	607,556
		3,569,371
Thrifts & Mortgage Finance - 0.1%
Rocket Companies, Inc. (b)	24,040	336,560
UWM Holdings Corp. Class A	7,776	46,034
		382,594

TOTAL FINANCIALS		37,582,483

HEALTH CARE - 16.8%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (a)	21,144	3,585,600
CureVac NV (a)(b)	9,470	324,916
Exact Sciences Corp. (a)(b)	28,156	2,191,381
Exelixis, Inc. (a)	47,232	863,401
Horizon Therapeutics PLC (a)	7,278	784,277
Incyte Corp. (a)	28,194	2,069,440
Ionis Pharmaceuticals, Inc. (a)	23,025	700,651
Iovance Biotherapeutics, Inc. (a)(b)	8,077	154,190
Mirati Therapeutics, Inc. (a)(b)	6,226	913,292
Natera, Inc. (a)	13,865	1,294,852
Neurocrine Biosciences, Inc. (a)	16,674	1,420,125
Novavax, Inc. (a)(b)	13,437	1,922,432
Repligen Corp. (a)	9,190	2,433,880
Sarepta Therapeutics, Inc. (a)	14,848	1,337,062
Seagen, Inc. (a)	21,244	3,284,322
Ultragenyx Pharmaceutical, Inc. (a)	8,635	726,117
		24,005,938
Health Care Equipment & Supplies - 5.2%
Abiomed, Inc. (a)	7,901	2,837,802
DexCom, Inc. (a)	17,193	9,231,781
Figs, Inc. Class A (a)(b)	4,419	121,788
Globus Medical, Inc. (a)	712	51,406
IDEXX Laboratories, Inc. (a)	15,092	9,937,474
Insulet Corp. (a)	11,788	3,136,433
Masimo Corp. (a)	6,467	1,893,408
Novocure Ltd. (a)	18,248	1,370,060
Penumbra, Inc. (a)	6,165	1,771,328
ResMed, Inc.	23,093	6,015,265
STERIS PLC	2,081	506,536
Tandem Diabetes Care, Inc. (a)	10,373	1,561,344
Teleflex, Inc.	1,475	484,508
		38,919,133
Health Care Providers & Services - 1.1%
agilon health, Inc. (a)(b)	27,907	753,489
Amedisys, Inc. (a)	5,053	817,980
Cardinal Health, Inc.	29,729	1,530,746
Chemed Corp.	708	374,560
DaVita HealthCare Partners, Inc. (a)	8,415	957,290
Encompass Health Corp.	9,970	650,642
Guardant Health, Inc. (a)	16,009	1,601,220
McKesson Corp.	3,928	976,383
Molina Healthcare, Inc. (a)	1,563	497,159
Oak Street Health, Inc. (a)(b)	15,802	523,678
		8,683,147
Health Care Technology - 0.9%
Certara, Inc.	10,666	303,128
Definitive Healthcare Corp.	833	22,766
Veeva Systems, Inc. Class A (a)	24,430	6,241,376
		6,567,270
Life Sciences Tools & Services - 6.1%
10X Genomics, Inc. (a)	15,070	2,244,827
Adaptive Biotechnologies Corp. (a)	17,284	484,989
Agilent Technologies, Inc.	48,621	7,762,343
Avantor, Inc. (a)	107,365	4,524,361
Bio-Techne Corp.	6,973	3,607,412
Bruker Corp.	18,239	1,530,434
Charles River Laboratories International, Inc. (a)	8,325	3,136,694
IQVIA Holdings, Inc. (a)	16,803	4,740,798
Maravai LifeSciences Holdings, Inc. (a)	19,562	819,648
Mettler-Toledo International, Inc. (a)	4,043	6,861,820
Sotera Health Co. (a)	17,715	417,188
Syneos Health, Inc. (a)	2,339	240,169
Waters Corp. (a)	10,029	3,736,805
West Pharmaceutical Services, Inc.	13,105	6,146,376
		46,253,864
Pharmaceuticals - 0.3%
Catalent, Inc. (a)	7,128	912,598
Royalty Pharma PLC	34,324	1,367,811
		2,280,409

TOTAL HEALTH CARE		126,709,761

INDUSTRIALS - 14.8%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	11,565	1,815,705
BWX Technologies, Inc.	12,357	591,653
HEICO Corp.	2,572	370,934
HEICO Corp. Class A	4,515	580,268
Howmet Aerospace, Inc.	5,105	162,492
Spirit AeroSystems Holdings, Inc. Class A	5,450	234,841
TransDigm Group, Inc. (a)	2,655	1,689,323
Virgin Galactic Holdings, Inc. (a)(b)	29,318	392,275
		5,837,491
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	4,532	487,779
Expeditors International of Washington, Inc.	21,871	2,937,057
GXO Logistics, Inc. (a)	14,790	1,343,376
		4,768,212
Airlines - 0.6%
Delta Air Lines, Inc. (a)	113,965	4,453,752
Building Products - 2.2%
Advanced Drain Systems, Inc.	10,780	1,467,481
Allegion PLC	12,180	1,613,119
Armstrong World Industries, Inc.	4,093	475,279
Carlisle Companies, Inc.	3,507	870,157
Carrier Global Corp.	72,578	3,936,631
Fortune Brands Home & Security, Inc.	6,151	657,542
The AZEK Co., Inc. (a)(b)	10,952	506,420
Trane Technologies PLC	20,730	4,188,082
Trex Co., Inc. (a)	20,627	2,785,264
		16,499,975
Commercial Services & Supplies - 2.0%
Cintas Corp.	14,597	6,468,952
Copart, Inc. (a)	37,278	5,652,090
IAA, Inc. (a)	24,041	1,216,955
MSA Safety, Inc.	1,875	283,050
Rollins, Inc.	37,527	1,283,799
		14,904,846
Electrical Equipment - 1.7%
Fluence Energy, Inc.	2,475	88,011
Generac Holdings, Inc. (a)	10,935	3,848,245
Plug Power, Inc. (a)(b)	91,227	2,575,338
Regal Rexnord Corp.	2,525	429,705
Rockwell Automation, Inc.	12,566	4,383,649
Vertiv Holdings Co.	57,280	1,430,282
		12,755,230
Machinery - 1.3%
AGCO Corp.	1,090	126,462
Allison Transmission Holdings, Inc.	14,028	509,918
Donaldson Co., Inc.	2,708	160,476
Graco, Inc.	18,587	1,498,484
Lincoln Electric Holdings, Inc.	10,234	1,427,336
Middleby Corp. (a)	2,956	581,623
Nordson Corp.	1,770	451,828
Parker Hannifin Corp.	3,808	1,211,401
Toro Co.	17,920	1,790,387
Xylem, Inc.	21,035	2,522,517
		10,280,432
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	23,748	2,013,593
CoStar Group, Inc. (a)	54,206	4,283,900
Equifax, Inc.	8,253	2,416,396
LegalZoom.com, Inc. (b)	2,009	32,285
Robert Half International, Inc.	16,953	1,890,599
TransUnion Holding Co., Inc.	23,310	2,764,100
Verisk Analytics, Inc.	18,031	4,124,231
		17,525,104
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc.	13,310	2,720,564
Landstar System, Inc.	6,043	1,081,818
Lyft, Inc. (a)	51,799	2,213,371
Old Dominion Freight Lines, Inc.	16,788	6,016,483
TuSimple Holdings, Inc. (a)(b)	2,741	98,265
XPO Logistics, Inc. (a)	14,790	1,145,190
		13,275,691
Trading Companies & Distributors - 1.6%
Core & Main, Inc. (b)	3,319	100,698
Fastenal Co.	90,763	5,814,278
SiteOne Landscape Supply, Inc. (a)	4,093	991,652
United Rentals, Inc. (a)	4,474	1,486,665
W.W. Grainger, Inc.	6,799	3,523,514
		11,916,807

TOTAL INDUSTRIALS		112,217,540

INFORMATION TECHNOLOGY - 35.1%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	38,396	5,519,425
CommScope Holding Co., Inc. (a)	35,776	394,967
Ubiquiti, Inc.	1,040	318,968
		6,233,360
Electronic Equipment & Components - 3.6%
Amphenol Corp. Class A	74,048	6,476,238
CDW Corp.	24,158	4,947,075
Cognex Corp.	30,481	2,370,203
Coherent, Inc. (a)	3,907	1,041,372
Corning, Inc.	45,868	1,707,666
IPG Photonics Corp. (a)	464	79,873
Jabil, Inc.	20,699	1,456,175
Keysight Technologies, Inc. (a)	14,514	2,997,286
Vontier Corp.	16,306	501,083
Zebra Technologies Corp. Class A (a)	9,493	5,650,234
		27,227,205
IT Services - 6.3%
Broadridge Financial Solutions, Inc.	18,722	3,422,756
Cloudflare, Inc. (a)	43,444	5,712,886
EPAM Systems, Inc. (a)	9,595	6,413,778
Euronet Worldwide, Inc. (a)	6,390	761,496
FleetCor Technologies, Inc. (a)	3,243	725,913
Gartner, Inc. (a)	14,264	4,768,740
Genpact Ltd.	1,633	86,680
Globant SA (a)	7,205	2,263,018
GoDaddy, Inc. (a)	3,053	259,078
Jack Henry & Associates, Inc.	3,436	573,778
MongoDB, Inc. Class A (a)(b)	11,320	5,992,242
Okta, Inc. (a)	22,477	5,038,669
Paychex, Inc.	50,087	6,836,876
Sabre Corp. (a)(b)	57,274	491,984
Shift4 Payments, Inc. (a)(b)	7,653	443,338
StoneCo Ltd. Class A (a)	36,705	618,846
Switch, Inc. Class A	20,430	585,115
The Western Union Co.	17,729	316,285
Thoughtworks Holding, Inc.	2,582	69,223
WEX, Inc. (a)	5,342	749,963
Wix.com Ltd. (a)	9,504	1,499,636
		47,630,300
Semiconductors & Semiconductor Equipment - 5.6%
Allegro MicroSystems LLC (a)	7,155	258,868
Azenta, Inc.	10,752	1,108,639
Enphase Energy, Inc. (a)	23,515	4,301,834
Entegris, Inc.	24,001	3,326,059
GlobalFoundries, Inc.	4,912	319,133
Microchip Technology, Inc.	81,818	7,123,075
MKS Instruments, Inc.	8,318	1,448,746
Monolithic Power Systems, Inc.	7,991	3,942,200
ON Semiconductor Corp. (a)	40,841	2,773,921
Skyworks Solutions, Inc.	13,882	2,153,653
Teradyne, Inc.	29,051	4,750,710
Universal Display Corp.	7,715	1,273,206
Xilinx, Inc.	43,862	9,300,060
		42,080,104
Software - 18.0%
Alteryx, Inc. Class A (a)(b)	10,478	633,919
Anaplan, Inc. (a)	25,308	1,160,372
ANSYS, Inc. (a)	6,461	2,591,636
Aspen Technology, Inc. (a)	11,911	1,812,854
Avalara, Inc. (a)	15,267	1,971,122
Bentley Systems, Inc. Class B (b)	24,597	1,188,773
Bill.Com Holdings, Inc. (a)	16,372	4,079,084
C3.Ai, Inc. (b)	2,813	87,906
Cadence Design Systems, Inc. (a)	49,010	9,133,014
CDK Global, Inc.	3,272	136,573
Citrix Systems, Inc.	7,861	743,572
Coupa Software, Inc. (a)	13,045	2,061,762
Crowdstrike Holdings, Inc. (a)	35,148	7,196,553
Datadog, Inc. Class A (a)	45,361	8,079,248
DocuSign, Inc. (a)	34,394	5,238,550
DoubleVerify Holdings, Inc. (a)	9,219	306,808
Dropbox, Inc. Class A (a)	52,949	1,299,368
Duck Creek Technologies, Inc. (a)	2,850	85,814
Dynatrace, Inc. (a)	33,007	1,991,972
Elastic NV (a)	13,081	1,610,140
Everbridge, Inc. (a)	6,835	460,201
Fair Isaac Corp. (a)	4,728	2,050,392
Five9, Inc. (a)	12,027	1,651,548
Fortinet, Inc. (a)	23,881	8,582,831
HubSpot, Inc. (a)	8,035	5,296,270
Informatica, Inc. (b)	4,297	158,903
Jamf Holding Corp. (a)(b)	8,078	307,045
Mandiant, Inc. (a)	12,241	214,707
Manhattan Associates, Inc. (a)	6,013	934,961
McAfee Corp.	11,111	286,553
nCino, Inc. (a)(b)	10,002	548,710
NCR Corp. (a)	7,724	310,505
New Relic, Inc. (a)	9,194	1,010,972
NortonLifeLock, Inc.	25,968	674,649
Nuance Communications, Inc. (a)	19,304	1,067,897
Nutanix, Inc. Class A (a)	37,545	1,196,184
Palantir Technologies, Inc. (a)	295,994	5,390,051
Palo Alto Networks, Inc. (a)	16,996	9,462,693
Paycom Software, Inc. (a)	9,041	3,753,733
Paycor HCM, Inc.	4,178	120,368
Paylocity Holding Corp. (a)	7,004	1,654,065
Pegasystems, Inc.	6,864	767,532
Procore Technologies, Inc. (a)(b)	7,645	611,371
PTC, Inc. (a)	18,790	2,276,409
RingCentral, Inc. (a)	14,569	2,729,502
Smartsheet, Inc. (a)	21,657	1,677,335
Splunk, Inc. (a)	28,791	3,331,695
Synopsys, Inc. (a)	17,155	6,321,618
Teradata Corp. (a)	16,406	696,763
The Trade Desk, Inc. (a)	77,435	7,096,143
Tyler Technologies, Inc. (a)	6,216	3,343,897
Unity Software, Inc. (a)	26,863	3,841,140
Zendesk, Inc. (a)	21,213	2,212,304
Zscaler, Inc. (a)	14,065	4,519,506
		135,967,493
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	71,367	2,688,395
NetApp, Inc.	26,307	2,419,981
Pure Storage, Inc. Class A (a)	44,479	1,447,791
		6,556,167

TOTAL INFORMATION TECHNOLOGY		265,694,629

MATERIALS - 1.9%
Chemicals - 1.2%
Axalta Coating Systems Ltd. (a)	6,509	215,578
Celanese Corp. Class A	7,068	1,187,848
Diversey Holdings Ltd. (a)	10,573	140,727
FMC Corp.	5,716	628,131
LyondellBasell Industries NV Class A	5,766	531,798
Olin Corp.	1,948	112,049
PPG Industries, Inc.	17,815	3,072,019
RPM International, Inc.	13,292	1,342,492
The Chemours Co. LLC	14,875	499,205
The Scotts Miracle-Gro Co. Class A	7,318	1,178,198
Westlake Chemical Corp.	1,182	114,808
		9,022,853
Containers & Packaging - 0.6%
Avery Dennison Corp.	7,836	1,697,043
Ball Corp.	16,742	1,611,752
Crown Holdings, Inc.	2,696	298,232
Graphic Packaging Holding Co.	14,188	276,666
Sealed Air Corp.	14,302	964,956
		4,848,649
Metals & Mining - 0.1%
Steel Dynamics, Inc.	6,284	390,048
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,141	89,397

TOTAL MATERIALS		14,350,947

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Equity Lifestyle Properties, Inc.	16,357	1,433,855
Extra Space Storage, Inc.	2,081	471,825
Iron Mountain, Inc.	35,958	1,881,682
Lamar Advertising Co. Class A	13,425	1,628,453
SBA Communications Corp. Class A	3,226	1,254,979
Simon Property Group, Inc.	50,549	8,076,214
		14,747,008
Real Estate Management & Development - 0.4%
CBRE Group, Inc.	3,156	342,458
Opendoor Technologies, Inc. (a)(b)	16,331	238,596
Zillow Group, Inc.:
Class A (a)	10,599	659,470
Class C (a)(b)	30,177	1,926,801
		3,167,325

TOTAL REAL ESTATE		17,914,333

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	19,692	848,331
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	5,714	210,447

TOTAL UTILITIES		1,058,778

TOTAL COMMON STOCKS
(Cost $586,515,205)		744,990,411

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.08% (c)	1,593,727	1,594,046
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	23,139,961	23,142,275
TOTAL MONEY MARKET FUNDS
(Cost $24,736,321)		24,736,321
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $611,251,526)		769,726,732
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(14,085,715)
NET ASSETS - 100%		$755,641,017

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	March 2022	$2,553,930	$41,804	$41,804

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$2,045,507	$148,357,485	$148,808,946	$1,223	$--	$--	$1,594,046	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	15,805,825	85,437,976	78,101,526	53,643	--	--	23,142,275	0.1%
Total	$17,851,332	$233,795,461	$226,910,472	$54,866	$--	$--	$24,736,321

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$27,237,492	$27,237,492	$--	$--
Consumer Discretionary	116,901,267	116,901,267	--	--
Consumer Staples	13,413,662	13,413,662	--	--
Energy	11,909,519	11,909,519	--	--
Financials	37,582,483	37,582,483	--	--
Health Care	126,709,761	126,709,761	--	--
Industrials	112,217,540	112,217,540	--	--
Information Technology	265,694,629	265,694,629	--	--
Materials	14,350,947	14,350,947	--	--
Real Estate	17,914,333	17,914,333	--	--
Utilities	1,058,778	1,058,778	--	--
Money Market Funds	24,736,321	24,736,321	--	--
Total Investments in Securities:	$769,726,732	$769,726,732	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$41,804	$41,804	$--	$--
Total Assets	$41,804	$41,804	$--	$--
Total Derivative Instruments:	$41,804	$41,804	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$41,804	$0
Total Equity Risk	41,804	0
Total Value of Derivatives	$41,804	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,089,812) — See accompanying schedule: Unaffiliated issuers (cost $586,515,205)	$744,990,411
Fidelity Central Funds (cost $24,736,321)	24,736,321
Total Investment in Securities (cost $611,251,526)		$769,726,732
Segregated cash with brokers for derivative instruments		108,000
Cash		55,952
Receivable for fund shares sold		28,238,213
Dividends receivable		169,781
Distributions receivable from Fidelity Central Funds		5,295
Receivable for daily variation margin on futures contracts		62
Total assets		798,304,035
Liabilities
Payable for investments purchased	$17,774,047
Payable for fund shares redeemed	1,716,146
Accrued management fee	30,534
Other payables and accrued expenses	16
Collateral on securities loaned	23,142,275
Total liabilities		42,663,018
Net Assets		$755,641,017
Net Assets consist of:
Paid in capital		$604,306,784
Total accumulated earnings (loss)		151,334,233
Net Assets		$755,641,017
Net Asset Value, offering price and redemption price per share ($755,641,017 ÷ 25,374,220 shares)		$29.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Dividends		$1,891,734
Income from Fidelity Central Funds (including $53,643 from security lending)		54,866
Total income		1,946,600
Expenses
Management fee	$172,131
Independent trustees' fees and expenses	1,119
Interest	1,183
Total expenses before reductions	174,433
Expense reductions	(2)
Total expenses after reductions		174,431
Net investment income (loss)		1,772,169
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,642,680)
Futures contracts	77,238
Total net realized gain (loss)		(1,565,442)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,458,616
Futures contracts	41,804
Total change in net unrealized appreciation (depreciation)		10,500,420
Net gain (loss)		8,934,978
Net increase (decrease) in net assets resulting from operations		$10,707,147

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,772,169	$2,195,544
Net realized gain (loss)	(1,565,442)	36,458,335
Change in net unrealized appreciation (depreciation)	10,500,420	117,927,840
Net increase (decrease) in net assets resulting from operations	10,707,147	156,581,719
Distributions to shareholders	(40,696,926)	(1,551,608)
Share transactions
Proceeds from sales of shares	271,670,595	465,585,094
Reinvestment of distributions	25,822,157	816,460
Cost of shares redeemed	(165,375,027)	(176,873,923)
Net increase (decrease) in net assets resulting from share transactions	132,117,725	289,527,631
Total increase (decrease) in net assets	102,127,946	444,557,742
Net Assets
Beginning of period	653,513,071	208,955,329
End of period	$755,641,017	$653,513,071
Other Information
Shares
Sold	8,967,753	17,906,066
Issued in reinvestment of distributions	868,015	30,298
Redeemed	(5,489,948)	(6,532,790)
Net increase (decrease)	4,345,820	11,403,574

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Growth Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$31.08	$21.71	$20.00
Income from Investment Operations
Net investment income (loss)B	.08	.13	.15
Net realized and unrealized gain (loss)	.53	9.34	1.62
Total from investment operations	.61	9.47	1.77
Distributions from net investment income	(.12)	(.10)	(.06)
Distributions from net realized gain	(1.79)	–	–C
Total distributions	(1.91)	(.10)	(.06)
Net asset value, end of period	$29.78	$31.08	$21.71
Total ReturnD,E	2.01%	43.70%	8.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%H
Expenses net of all reductions	.05%H	.05%	.05%H
Net investment income (loss)	.51%H	.47%	.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$755,641	$653,513	$208,955
Portfolio turnover rateI	38%H	54%	109%H

 A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021

% of fund's net assets
Marvell Technology, Inc.	1.0
IHS Markit Ltd.	0.6
Motorola Solutions, Inc.	0.6
KKR & Co. LP	0.6
Prudential Financial, Inc.	0.5
Realty Income Corp.	0.5
Marathon Petroleum Corp.	0.5
SVB Financial Group	0.5
International Flavors & Fragrances, Inc.	0.5
AFLAC, Inc.	0.5
5.8

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Financials	16.4
Industrials	15.4
Real Estate	11.7
Consumer Discretionary	10.4
Information Technology	10.3

Asset Allocation (% of fund's net assets)

As of December 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.8%

Fidelity® Mid Cap Value Index Fund

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.	140,543	$1,763,815
Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	11,727	1,403,605
Madison Square Garden Sports Corp. (a)	1,606	279,010
Take-Two Interactive Software, Inc. (a)	12,617	2,242,293
World Wrestling Entertainment, Inc. Class A	816	40,261
Zynga, Inc. (a)	74,209	474,938
		4,440,107
Interactive Media & Services - 0.6%
IAC (a)	10,533	1,376,768
TripAdvisor, Inc. (a)	5,248	143,060
Twitter, Inc. (a)	96,236	4,159,320
Vimeo, Inc. (a)	1,569	28,179
		5,707,327
Media - 2.3%
Altice U.S.A., Inc. Class A (a)	8,586	138,921
Cable One, Inc.	350	617,208
Discovery Communications, Inc.:
Class A (a)	22,807	536,877
Class C (non-vtg.) (a)	43,417	994,249
DISH Network Corp. Class A (a)	34,211	1,109,805
Fox Corp.:
Class A	43,955	1,621,940
Class B	20,685	708,875
Interpublic Group of Companies, Inc.	54,016	2,022,899
Liberty Broadband Corp.:
Class A (a)	3,291	529,522
Class C (a)	19,382	3,122,440
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	27,325	1,728,033
Liberty Media Class A (a)	3,294	195,466
Liberty SiriusXM Series A (a)	12,760	648,846
Liberty SiriusXM Series C (a)	22,070	1,122,260
Loyalty Ventures, Inc. (a)	2,695	81,039
News Corp.:
Class A	53,718	1,198,449
Class B	16,696	375,660
Nexstar Broadcasting Group, Inc. Class A	5,056	763,355
Omnicom Group, Inc.	29,023	2,126,515
Sirius XM Holdings, Inc. (b)	121,433	771,100
The New York Times Co. Class A	22,729	1,097,811
ViacomCBS, Inc.:
Class A (b)	1,335	44,549
Class B	80,126	2,418,203
		23,974,022

TOTAL COMMUNICATION SERVICES		35,885,271

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.9%
Aptiv PLC (a)	30,390	5,012,831
BorgWarner, Inc.	33,006	1,487,580
Gentex Corp.	32,584	1,135,552
Lear Corp.	8,270	1,512,997
QuantumScape Corp. Class A (a)(b)	9,665	214,466
		9,363,426
Automobiles - 0.1%
Harley-Davidson, Inc.	21,096	795,108
Thor Industries, Inc.	4,348	451,192
		1,246,300
Distributors - 0.5%
Genuine Parts Co.	19,195	2,691,139
LKQ Corp.	37,484	2,250,165
		4,941,304
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	1,680	211,478
Chegg, Inc. (a)	4,637	142,356
Frontdoor, Inc. (a)	3,665	134,322
Grand Canyon Education, Inc. (a)	5,467	468,577
H&R Block, Inc.	4,678	110,214
Mister Car Wash, Inc.	2,093	38,114
Service Corp. International	22,115	1,569,944
Terminix Global Holdings, Inc. (a)	16,709	755,748
		3,430,753
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	31,529	1,161,844
Boyd Gaming Corp. (a)	8,932	585,671
Caesars Entertainment, Inc. (a)	10,653	996,375
Carnival Corp. (a)(b)	117,396	2,362,008
Darden Restaurants, Inc.	5,751	866,331
Domino's Pizza, Inc.	1,598	901,799
Hilton Worldwide Holdings, Inc. (a)	12,460	1,943,635
Hyatt Hotels Corp. Class A (a)	6,830	654,997
Marriott Vacations Worldwide Corp.	5,740	969,945
MGM Resorts International	53,761	2,412,794
Norwegian Cruise Line Holdings Ltd. (a)(b)	50,925	1,056,185
Penn National Gaming, Inc. (a)	21,249	1,101,761
Planet Fitness, Inc. (a)	3,579	324,186
Royal Caribbean Cruises Ltd. (a)	30,203	2,322,611
Six Flags Entertainment Corp. (a)	6,584	280,347
Travel+Leisure Co.	3,926	216,990
Wyndham Hotels & Resorts, Inc.	4,656	417,410
Yum China Holdings, Inc.	54,437	2,713,140
Yum! Brands, Inc.	37,020	5,140,597
		26,428,626
Household Durables - 1.8%
D.R. Horton, Inc.	26,571	2,881,625
Garmin Ltd.	20,862	2,840,779
Leggett & Platt, Inc.	18,311	753,681
Lennar Corp.:
Class A	36,817	4,276,663
Class B	2,229	213,137
Mohawk Industries, Inc. (a)	7,571	1,379,285
Newell Brands, Inc.	52,468	1,145,901
NVR, Inc. (a)	144	850,877
PulteGroup, Inc.	24,634	1,408,079
Toll Brothers, Inc.	9,126	660,631
TopBuild Corp. (a)	785	216,589
Whirlpool Corp.	8,190	1,921,865
		18,549,112
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc.	2,424	360,934
Qurate Retail, Inc. Series A	49,870	379,012
Wayfair LLC Class A (a)(b)	4,671	887,350
		1,627,296
Leisure Products - 0.3%
Brunswick Corp.	9,241	930,846
Hasbro, Inc.	17,622	1,793,567
Hayward Holdings, Inc. (b)	6,882	180,515
Polaris, Inc.	2,415	265,433
		3,170,361
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	30,692	4,312,840
Kohl's Corp.	20,581	1,016,496
Nordstrom, Inc. (a)	2,397	54,220
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	8,991	460,249
		5,843,805
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	8,677	2,081,439
AutoNation, Inc. (a)	5,711	667,330
AutoZone, Inc. (a)	2,269	4,756,709
Bath & Body Works, Inc.	14,219	992,344
Best Buy Co., Inc.	26,067	2,648,407
Burlington Stores, Inc. (a)	527	153,626
CarMax, Inc. (a)	20,543	2,675,315
Dick's Sporting Goods, Inc.	8,660	995,813
Foot Locker, Inc.	12,368	539,616
Gap, Inc.	27,737	489,558
Leslie's, Inc. (a)	2,097	49,615
Lithia Motors, Inc. Class A (sub. vtg.)	3,681	1,093,073
O'Reilly Automotive, Inc. (a)	6,383	4,507,866
Penske Automotive Group, Inc.	4,245	455,149
Petco Health & Wellness Co., Inc. (b)	7,068	139,876
Victoria's Secret & Co. (a)(b)	4,366	242,488
Vroom, Inc. (a)(b)	11,787	127,182
Williams-Sonoma, Inc.	2,446	413,692
		23,029,098
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	20,347	1,320,724
Carter's, Inc.	5,703	577,258
Columbia Sportswear Co.	5,062	493,241
Deckers Outdoor Corp. (a)	3,256	1,192,705
Hanesbrands, Inc.	19,214	321,258
PVH Corp.	9,779	1,042,930
Ralph Lauren Corp.	6,586	782,812
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,130	700,042
Tapestry, Inc.	34,609	1,405,125
Under Armour, Inc.:
Class A (sub. vtg.) (a)	26,063	552,275
Class C (non-vtg.) (a)	28,036	505,769
VF Corp.	15,950	1,167,859
		10,061,998

TOTAL CONSUMER DISCRETIONARY		107,692,079

CONSUMER STAPLES - 4.3%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	3,156	213,945
Class B (non-vtg.)	12,747	928,746
Molson Coors Beverage Co. Class B	24,575	1,139,051
		2,281,742
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc.	21,419	646,640
Casey's General Stores, Inc.	5,077	1,001,946
Grocery Outlet Holding Corp. (a)(b)	12,039	340,463
Kroger Co.	101,929	4,613,307
U.S. Foods Holding Corp. (a)	30,393	1,058,588
		7,660,944
Food Products - 2.8%
Archer Daniels Midland Co.	76,756	5,187,938
Beyond Meat, Inc. (a)(b)	960	62,554
Bunge Ltd.	18,935	1,767,772
Campbell Soup Co.	26,871	1,167,814
Conagra Brands, Inc.	64,574	2,205,202
Darling Ingredients, Inc. (a)	21,085	1,460,980
Flowers Foods, Inc.	25,830	709,550
Hormel Foods Corp.	38,982	1,902,711
Ingredion, Inc.	9,237	892,664
Kellogg Co.	19,313	1,244,143
Lamb Weston Holdings, Inc.	14,162	897,588
McCormick & Co., Inc. (non-vtg.)	34,391	3,322,515
Pilgrim's Pride Corp. (a)	3,826	107,893
Post Holdings, Inc. (a)	8,126	916,044
Seaboard Corp.	35	137,725
The Hain Celestial Group, Inc. (a)	12,574	535,778
The Hershey Co.	2,865	554,292
The J.M. Smucker Co.	14,459	1,963,821
Tyson Foods, Inc. Class A	39,587	3,450,403
		28,487,387
Household Products - 0.5%
Church & Dwight Co., Inc.	32,031	3,283,178
Reynolds Consumer Products, Inc. (b)	7,438	233,553
Spectrum Brands Holdings, Inc.	5,767	586,619
The Clorox Co.	3,229	563,008
		4,666,358
Personal Products - 0.1%
Coty, Inc. Class A (a)	46,890	492,345
Herbalife Nutrition Ltd. (a)	11,677	477,940
Olaplex Holdings, Inc.	8,993	261,966
		1,232,251

TOTAL CONSUMER STAPLES		44,328,682

ENERGY - 5.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	101,587	2,444,183
Halliburton Co.	115,661	2,645,167
NOV, Inc.	53,679	727,350
		5,816,700
Oil, Gas & Consumable Fuels - 4.4%
Antero Midstream GP LP	46,048	445,745
APA Corp.	49,952	1,343,209
Continental Resources, Inc.	8,034	359,602
Coterra Energy, Inc.	92,159	1,751,021
Devon Energy Corp.	92,923	4,093,258
Diamondback Energy, Inc.	13,093	1,412,080
DT Midstream, Inc.	13,297	637,990
EQT Corp. (a)	41,952	914,973
Hess Corp.	35,626	2,637,393
HollyFrontier Corp.	20,647	676,809
Marathon Oil Corp.	106,722	1,752,375
Marathon Petroleum Corp.	84,770	5,424,432
Occidental Petroleum Corp.	101,700	2,948,283
ONEOK, Inc.	61,145	3,592,880
Phillips 66 Co.	60,363	4,373,903
Pioneer Natural Resources Co.	16,483	2,997,928
Targa Resources Corp.	31,048	1,621,948
The Williams Companies, Inc.	167,580	4,363,783
Valero Energy Corp.	56,284	4,227,491
		45,575,103

TOTAL ENERGY		51,391,803

FINANCIALS - 16.4%
Banks - 4.9%
Bank of Hawaii Corp.	5,476	458,670
Bank OZK	16,723	778,121
BOK Financial Corp.	4,147	437,467
Citizens Financial Group, Inc.	48,187	2,276,836
Comerica, Inc.	18,056	1,570,872
Commerce Bancshares, Inc.	15,380	1,057,221
Cullen/Frost Bankers, Inc.	7,867	991,793
East West Bancorp, Inc.	19,443	1,529,775
Fifth Third Bancorp	93,925	4,090,434
First Citizens Bancshares, Inc.	833	691,257
First Hawaiian, Inc.	17,702	483,796
First Horizon National Corp.	73,811	1,205,334
First Republic Bank	24,545	5,068,788
FNB Corp., Pennsylvania	43,810	531,415
Huntington Bancshares, Inc.	197,904	3,051,680
KeyCorp	127,875	2,957,749
M&T Bank Corp.	17,679	2,715,141
PacWest Bancorp	15,969	721,320
Peoples United Financial, Inc.	58,569	1,043,700
Pinnacle Financial Partners, Inc.	10,243	978,207
Popular, Inc.	10,904	894,564
Prosperity Bancshares, Inc.	12,299	889,218
Regions Financial Corp.	132,480	2,888,064
Signature Bank	8,173	2,643,720
Sterling Bancorp	24,312	627,006
SVB Financial Group (a)	7,801	5,290,950
Synovus Financial Corp.	18,543	887,653
Umpqua Holdings Corp.	29,867	574,641
Webster Financial Corp.	12,420	693,533
Western Alliance Bancorp.	6,585	708,875
Wintrust Financial Corp.	7,803	708,668
Zions Bancorp NA	21,232	1,341,013
		50,787,481
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	5,583	918,459
Ameriprise Financial, Inc.	6,798	2,050,685
Ares Management Corp.	2,380	193,423
Carlyle Group LP	22,385	1,228,937
Cboe Global Markets, Inc.	14,654	1,910,882
Evercore, Inc. Class A	5,255	713,892
FactSet Research Systems, Inc.	726	352,843
Franklin Resources, Inc.	39,842	1,334,309
Interactive Brokers Group, Inc.	11,061	878,465
Invesco Ltd.	45,922	1,057,124
Janus Henderson Group PLC	23,291	976,825
Jefferies Financial Group, Inc.	30,125	1,168,850
KKR & Co. LP	76,676	5,712,362
Lazard Ltd. Class A	13,823	603,097
Morningstar, Inc.	301	102,939
MSCI, Inc.	3,217	1,971,024
NASDAQ, Inc.	16,035	3,367,510
Northern Trust Corp.	28,293	3,384,126
Raymond James Financial, Inc.	24,148	2,424,459
SEI Investments Co.	14,720	897,037
State Street Corp.	50,311	4,678,923
Stifel Financial Corp.	14,056	989,824
T. Rowe Price Group, Inc.	20,776	4,085,393
Tradeweb Markets, Inc. Class A	14,459	1,447,924
Virtu Financial, Inc. Class A	12,079	348,238
		42,797,550
Consumer Finance - 1.0%
Ally Financial, Inc.	47,709	2,271,425
Credit Acceptance Corp. (a)(b)	1,033	710,373
Discover Financial Services	18,165	2,099,147
OneMain Holdings, Inc.	15,473	774,269
Santander Consumer U.S.A. Holdings, Inc.	8,298	348,682
SLM Corp.	40,280	792,308
Synchrony Financial	61,179	2,838,094
		9,834,298
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	49,950	1,637,861
Voya Financial, Inc.	15,195	1,007,580
		2,645,441
Insurance - 5.5%
AFLAC, Inc.	90,092	5,260,472
Alleghany Corp. (a)	1,629	1,087,504
American Financial Group, Inc.	9,348	1,283,667
Arch Capital Group Ltd. (a)	38,984	1,732,839
Arthur J. Gallagher & Co.	28,232	4,790,123
Assurant, Inc.	7,838	1,221,631
Assured Guaranty Ltd.	9,275	465,605
Athene Holding Ltd. (a)	15,910	1,325,780
Axis Capital Holdings Ltd.	10,710	583,374
Brighthouse Financial, Inc. (a)	10,940	566,692
Brown & Brown, Inc.	30,426	2,138,339
Cincinnati Financial Corp.	20,642	2,351,743
CNA Financial Corp.	3,836	169,091
Erie Indemnity Co. Class A	1,070	206,146
Everest Re Group Ltd.	4,137	1,133,207
Fidelity National Financial, Inc.	37,578	1,960,820
First American Financial Corp.	14,665	1,147,243
Globe Life, Inc.	13,795	1,292,867
GoHealth, Inc. (a)(b)	870	3,297
Hanover Insurance Group, Inc.	4,930	646,126
Hartford Financial Services Group, Inc.	46,844	3,234,110
Kemper Corp.	8,274	486,428
Lemonade, Inc. (a)(b)	4,741	199,644
Lincoln National Corp.	21,012	1,434,279
Loews Corp.	29,448	1,700,916
Markel Corp. (a)	1,552	1,915,168
Mercury General Corp.	3,687	195,632
Old Republic International Corp.	38,543	947,387
Primerica, Inc.	5,396	827,045
Principal Financial Group, Inc.	36,079	2,609,594
Prudential Financial, Inc.	52,150	5,644,716
Reinsurance Group of America, Inc.	9,347	1,023,403
RenaissanceRe Holdings Ltd.	3,501	592,824
Unum Group	28,067	689,606
W.R. Berkley Corp.	19,018	1,566,893
White Mountains Insurance Group Ltd.	404	409,616
Willis Towers Watson PLC	17,104	4,062,029
		56,905,856
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	72,225	1,086,264
Annaly Capital Management, Inc.	192,574	1,505,929
New Residential Investment Corp.	59,604	638,359
Starwood Property Trust, Inc.	39,899	969,546
		4,200,098
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	44,791	645,886
New York Community Bancorp, Inc.	62,173	759,132
TFS Financial Corp.	6,712	119,943
UWM Holdings Corp. Class A	6,452	38,196
		1,563,157

TOTAL FINANCIALS		168,733,881

HEALTH CARE - 7.9%
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. (a)	25,139	2,221,031
Exact Sciences Corp. (a)	1,752	136,358
Exelixis, Inc. (a)	6,075	111,051
Horizon Therapeutics PLC (a)	24,460	2,635,810
Incyte Corp. (a)	3,670	269,378
Ionis Pharmaceuticals, Inc. (a)	1,508	45,888
Iovance Biotherapeutics, Inc. (a)(b)	14,305	273,082
Mirati Therapeutics, Inc. (a)(b)	952	139,649
Natera, Inc. (a)	774	72,284
Repligen Corp. (a)	432	114,411
Sage Therapeutics, Inc. (a)	7,081	301,226
Seagen, Inc. (a)	1,970	304,562
Ultragenyx Pharmaceutical, Inc. (a)	2,309	194,164
United Therapeutics Corp. (a)	6,081	1,313,982
		8,132,876
Health Care Equipment & Supplies - 2.0%
Dentsply Sirona, Inc.	29,946	1,670,687
Envista Holdings Corp. (a)	22,168	998,890
Figs, Inc. Class A (a)(b)	10,203	281,195
Globus Medical, Inc. (a)	10,251	740,122
Hologic, Inc. (a)	34,578	2,647,292
ICU Medical, Inc. (a)	2,743	651,024
Integra LifeSciences Holdings Corp. (a)	9,957	667,019
Masimo Corp. (a)	1,896	555,111
Quidel Corp. (a)	5,070	684,399
ResMed, Inc.	1,983	516,532
STERIS PLC	10,150	2,470,612
Tandem Diabetes Care, Inc. (a)	510	76,765
Teleflex, Inc.	5,302	1,741,601
The Cooper Companies, Inc.	6,670	2,794,330
Zimmer Biomet Holdings, Inc.	28,774	3,655,449
		20,151,028
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	12,183	739,508
agilon health, Inc. (a)(b)	1,410	38,070
Amedisys, Inc. (a)	507	82,073
AmerisourceBergen Corp.	20,468	2,719,993
Cardinal Health, Inc.	15,904	818,897
Chemed Corp.	1,526	807,315
DaVita HealthCare Partners, Inc. (a)	2,761	314,091
Encompass Health Corp.	5,744	374,853
Henry Schein, Inc. (a)	19,130	1,483,149
Laboratory Corp. of America Holdings (a)	13,291	4,176,165
McKesson Corp.	18,048	4,486,191
Molina Healthcare, Inc. (a)	6,739	2,143,541
Oak Street Health, Inc. (a)(b)	1,295	42,916
Premier, Inc.	16,792	691,327
Quest Diagnostics, Inc.	16,804	2,907,260
Signify Health, Inc.	8,733	124,183
Universal Health Services, Inc. Class B	9,796	1,270,149
		23,219,681
Health Care Technology - 0.6%
Cerner Corp.	40,756	3,785,010
Certara, Inc.	6,287	178,677
Change Healthcare, Inc. (a)	34,470	736,969
Definitive Healthcare Corp.	936	25,581
Teladoc Health, Inc. (a)(b)	20,823	1,911,968
		6,638,205
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp. (a)	1,616	45,345
Agilent Technologies, Inc.	4,370	697,671
Bio-Rad Laboratories, Inc. Class A (a)	2,923	2,208,531
Charles River Laboratories International, Inc. (a)	435	163,899
IQVIA Holdings, Inc. (a)	13,302	3,753,026
PerkinElmer, Inc.	17,381	3,494,624
QIAGEN NV (a)	31,274	1,738,209
Syneos Health, Inc. (a)	12,215	1,254,236
Waters Corp. (a)	586	218,344
		13,573,885
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	17,936	2,296,346
Elanco Animal Health, Inc. (a)	61,344	1,740,943
Jazz Pharmaceuticals PLC (a)	8,252	1,051,305
Nektar Therapeutics (a)(b)	24,755	334,440
Organon & Co.	34,956	1,064,410
Perrigo Co. PLC	18,405	715,955
Royalty Pharma PLC	18,286	728,697
Viatris, Inc.	166,582	2,253,854
		10,185,950

TOTAL HEALTH CARE		81,901,625

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.2%
BWX Technologies, Inc.	3,101	148,476
Curtiss-Wright Corp.	5,384	746,599
HEICO Corp.	4,206	606,589
HEICO Corp. Class A	7,323	941,152
Hexcel Corp. (a)	11,509	596,166
Howmet Aerospace, Inc.	49,371	1,571,479
Huntington Ingalls Industries, Inc.	5,426	1,013,251
Mercury Systems, Inc. (a)	7,713	424,678
Spirit AeroSystems Holdings, Inc. Class A	10,280	442,965
Textron, Inc.	30,360	2,343,792
TransDigm Group, Inc. (a)	5,072	3,227,212
Virgin Galactic Holdings, Inc. (a)(b)	1,950	26,091
		12,088,450
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	14,278	1,536,741
Expeditors International of Washington, Inc.	6,281	843,475
GXO Logistics, Inc. (a)	1,922	174,575
		2,554,791
Airlines - 0.9%
Alaska Air Group, Inc. (a)	16,800	875,280
American Airlines Group, Inc. (a)	87,981	1,580,139
Copa Holdings SA Class A (a)	4,341	358,827
JetBlue Airways Corp. (a)	43,601	620,878
Southwest Airlines Co. (a)	81,425	3,488,247
United Airlines Holdings, Inc. (a)	44,556	1,950,662
		8,874,033
Building Products - 1.9%
A.O. Smith Corp.	18,233	1,565,303
Allegion PLC	2,956	391,493
Armstrong World Industries, Inc.	3,386	393,182
Builders FirstSource, Inc. (a)	26,103	2,237,288
Carlisle Companies, Inc.	4,367	1,083,540
Carrier Global Corp.	63,765	3,458,614
Fortune Brands Home & Security, Inc.	13,889	1,484,734
Lennox International, Inc.	4,545	1,474,216
Masco Corp.	33,528	2,354,336
Owens Corning	13,808	1,249,624
The AZEK Co., Inc. (a)(b)	7,009	324,096
Trane Technologies PLC	16,877	3,409,660
		19,426,086
Commercial Services & Supplies - 0.7%
ADT, Inc.	21,915	184,305
Cintas Corp.	758	335,923
Clean Harbors, Inc. (a)	6,989	697,293
Driven Brands Holdings, Inc.	7,441	250,166
MSA Safety, Inc.	3,616	545,871
Republic Services, Inc.	28,952	4,037,356
Rollins, Inc.	2,193	75,023
Stericycle, Inc. (a)	12,605	751,762
		6,877,699
Construction & Engineering - 0.5%
AECOM	18,785	1,453,020
MasTec, Inc. (a)	7,736	713,878
Quanta Services, Inc.	19,495	2,235,297
Valmont Industries, Inc.	2,873	719,687
		5,121,882
Electrical Equipment - 1.4%
Acuity Brands, Inc.	4,765	1,008,846
AMETEK, Inc.	31,778	4,672,637
ChargePoint Holdings, Inc. Class A (a)(b)	30,840	587,502
Fluence Energy, Inc.	2,738	97,363
Hubbell, Inc. Class B	7,459	1,553,486
nVent Electric PLC	22,934	871,492
Regal Rexnord Corp.	7,343	1,249,632
Rockwell Automation, Inc.	6,288	2,193,569
Sensata Technologies, Inc. PLC (a)	21,439	1,322,572
Shoals Technologies Group, Inc. (b)	14,389	349,653
Sunrun, Inc. (a)	27,884	956,421
		14,863,173
Machinery - 5.2%
AGCO Corp.	7,754	899,619
Allison Transmission Holdings, Inc.	3,407	123,844
Colfax Corp. (a)	16,114	740,761
Crane Co.	6,805	692,273
Cummins, Inc.	19,781	4,315,027
Donaldson Co., Inc.	14,921	884,218
Dover Corp.	19,777	3,591,503
Flowserve Corp.	17,913	548,138
Fortive Corp.	45,029	3,435,262
Gates Industrial Corp. PLC (a)	13,175	209,614
Graco, Inc.	8,780	707,844
IDEX Corp.	10,464	2,472,852
Ingersoll Rand, Inc.	55,885	3,457,605
ITT, Inc.	11,878	1,213,813
Middleby Corp. (a)	5,305	1,043,812
Nordson Corp.	6,630	1,692,440
Oshkosh Corp.	9,410	1,060,601
Otis Worldwide Corp.	58,643	5,106,046
PACCAR, Inc.	46,968	4,145,396
Parker Hannifin Corp.	14,789	4,704,677
Pentair PLC	22,779	1,663,550
Snap-On, Inc.	7,356	1,584,335
Stanley Black & Decker, Inc.	22,247	4,196,229
Timken Co.	8,873	614,810
Toro Co.	782	78,130
Westinghouse Air Brake Tech Co.	24,703	2,275,393
Woodward, Inc.	7,910	865,829
Xylem, Inc.	8,411	1,008,647
		53,332,268
Marine - 0.0%
Kirby Corp. (a)	8,208	487,719
Professional Services - 2.3%
CACI International, Inc. Class A (a)	3,202	862,010
Clarivate Analytics PLC (a)	59,897	1,408,777
CoStar Group, Inc. (a)	12,093	955,710
Dun & Bradstreet Holdings, Inc. (a)	22,060	452,009
Equifax, Inc.	10,319	3,021,300
FTI Consulting, Inc. (a)	4,623	709,261
IHS Markit Ltd.	51,462	6,840,329
Jacobs Engineering Group, Inc.	17,809	2,479,547
LegalZoom.com, Inc. (b)	1,075	17,275
Leidos Holdings, Inc.	19,452	1,729,283
Manpower, Inc.	7,481	728,126
Nielsen Holdings PLC	49,223	1,009,564
Robert Half International, Inc.	1,848	206,089
Science Applications International Corp.	7,988	667,717
TransUnion Holding Co., Inc.	8,361	991,447
Verisk Analytics, Inc.	7,941	1,816,345
		23,894,789
Road & Rail - 0.4%
AMERCO	1,233	895,442
J.B. Hunt Transport Services, Inc.	1,300	265,720
Knight-Swift Transportation Holdings, Inc. Class A	22,154	1,350,065
Landstar System, Inc.	593	106,159
Old Dominion Freight Lines, Inc.	1,113	398,877
Ryder System, Inc.	7,214	594,650
Schneider National, Inc. Class B	7,064	190,092
TuSimple Holdings, Inc. (a)(b)	16,145	578,798
XPO Logistics, Inc. (a)	1,898	146,962
		4,526,765
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	14,743	652,083
Core & Main, Inc. (b)	2,391	72,543
Fastenal Co.	8,936	572,440
MSC Industrial Direct Co., Inc. Class A	6,179	519,407
SiteOne Landscape Supply, Inc. (a)	2,908	704,550
United Rentals, Inc. (a)	6,508	2,162,543
Univar, Inc. (a)	23,092	654,658
W.W. Grainger, Inc.	1,076	557,626
Watsco, Inc.	4,500	1,407,960
		7,303,810

TOTAL INDUSTRIALS		159,351,465

INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	3,518	505,713
Ciena Corp. (a)	21,243	1,635,074
F5, Inc. (a)	8,300	2,031,093
Juniper Networks, Inc.	44,697	1,596,130
Lumentum Holdings, Inc. (a)	9,990	1,056,642
Motorola Solutions, Inc.	22,906	6,223,560
Ubiquiti, Inc.	99	30,363
ViaSat, Inc. (a)(b)	9,578	426,604
		13,505,179
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	23,258	2,034,145
Arrow Electronics, Inc. (a)	9,549	1,282,144
Avnet, Inc.	13,710	565,263
Coherent, Inc. (a)	343	91,423
Corning, Inc.	69,431	2,584,916
IPG Photonics Corp. (a)	4,627	796,492
Jabil, Inc.	4,204	295,751
Keysight Technologies, Inc. (a)	14,334	2,960,114
Littelfuse, Inc.	3,297	1,037,500
National Instruments Corp.	18,266	797,676
TD SYNNEX Corp.	5,740	656,426
Teledyne Technologies, Inc. (a)	6,332	2,766,387
Trimble, Inc. (a)	34,510	3,008,927
Vontier Corp.	10,709	329,088
		19,206,252
IT Services - 1.9%
Akamai Technologies, Inc. (a)	22,156	2,593,138
Alliance Data Systems Corp.	6,854	456,271
Amdocs Ltd.	17,824	1,333,948
Broadridge Financial Solutions, Inc.	1,468	268,380
Cloudflare, Inc. (a)	2,032	267,208
Concentrix Corp.	5,803	1,036,532
DXC Technology Co. (a)	34,560	1,112,486
Euronet Worldwide, Inc. (a)	2,042	243,345
Fastly, Inc. Class A (a)(b)	14,568	516,436
FleetCor Technologies, Inc. (a)	8,440	1,889,210
Genpact Ltd.	23,971	1,272,381
GoDaddy, Inc. (a)	20,775	1,762,967
Jack Henry & Associates, Inc.	7,522	1,256,099
Paychex, Inc.	5,680	775,320
Paysafe Ltd. (a)	96,007	375,387
SolarWinds, Inc.	4,762	67,573
StoneCo Ltd. Class A (a)	2,081	35,086
The Western Union Co.	41,552	741,288
Thoughtworks Holding, Inc.	3,819	102,387
VeriSign, Inc. (a)	13,404	3,402,203
WEX, Inc. (a)	2,025	284,290
		19,791,935
Semiconductors & Semiconductor Equipment - 2.1%
Azenta, Inc.	1,787	184,258
Cirrus Logic, Inc. (a)	7,851	722,449
First Solar, Inc. (a)	14,607	1,273,146
GlobalFoundries, Inc.	3,434	223,107
Marvell Technology, Inc.	112,904	9,877,965
Microchip Technology, Inc.	11,857	1,032,270
MKS Instruments, Inc.	1,191	207,436
ON Semiconductor Corp. (a)	26,777	1,818,694
Qorvo, Inc. (a)	15,278	2,389,326
Skyworks Solutions, Inc.	12,000	1,861,680
Wolfspeed, Inc. (a)(b)	15,889	1,775,914
		21,366,245
Software - 2.1%
ANSYS, Inc. (a)	7,011	2,812,252
Black Knight, Inc. (a)	20,943	1,735,965
C3.Ai, Inc. (b)	6,033	188,531
CDK Global, Inc.	13,842	577,765
Ceridian HCM Holding, Inc. (a)	18,048	1,885,294
Citrix Systems, Inc.	10,982	1,038,787
Datto Holding Corp. (a)(b)	3,291	86,718
Dolby Laboratories, Inc. Class A	8,846	842,316
Duck Creek Technologies, Inc. (a)	7,700	231,847
Dynatrace, Inc. (a)	1,591	96,017
Guidewire Software, Inc. (a)(b)	11,560	1,312,407
Informatica, Inc. (b)	1,273	47,076
Jamf Holding Corp. (a)(b)	1,116	42,419
Mandiant, Inc. (a)	22,832	400,473
Manhattan Associates, Inc. (a)	4,083	634,866
McAfee Corp.	2,626	67,725
N-able, Inc. (a)(b)	5,391	59,840
NCR Corp. (a)	11,588	465,838
NortonLifeLock, Inc.	55,671	1,446,333
Nuance Communications, Inc. (a)	24,346	1,346,821
Paycor HCM, Inc.	1,215	35,004
Pegasystems, Inc.	311	34,776
Procore Technologies, Inc. (a)(b)	2,301	184,011
SS&C Technologies Holdings, Inc.	30,885	2,531,952
Synopsys, Inc. (a)	7,655	2,820,868
Teradata Corp. (a)	2,139	90,843
Tyler Technologies, Inc. (a)	743	399,697
		21,416,441
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co.	179,181	2,825,684
HP, Inc.	103,804	3,910,297
NetApp, Inc.	10,334	950,625
Pure Storage, Inc. Class A (a)	2,326	75,711
Western Digital Corp. (a)	43,014	2,804,943
Xerox Holdings Corp.	19,552	442,657
		11,009,917

TOTAL INFORMATION TECHNOLOGY		106,295,969

MATERIALS - 7.5%
Chemicals - 3.5%
Albemarle Corp. U.S.	16,020	3,744,995
Ashland Global Holdings, Inc.	7,567	814,663
Axalta Coating Systems Ltd. (a)	23,393	774,776
Celanese Corp. Class A	9,544	1,603,965
CF Industries Holdings, Inc.	29,466	2,085,603
Corteva, Inc.	100,613	4,756,983
Diversey Holdings Ltd. (a)	2,386	31,758
Eastman Chemical Co.	18,453	2,231,152
Element Solutions, Inc.	31,872	773,852
FMC Corp.	13,045	1,433,515
Huntsman Corp.	28,563	996,277
International Flavors & Fragrances, Inc.	35,118	5,290,527
LyondellBasell Industries NV Class A	31,772	2,930,332
NewMarket Corp.	898	307,763
Olin Corp.	18,304	1,052,846
PPG Industries, Inc.	18,860	3,252,218
RPM International, Inc.	7,322	739,522
The Chemours Co. LLC	10,824	363,253
The Mosaic Co.	51,145	2,009,487
Valvoline, Inc.	24,946	930,236
Westlake Chemical Corp.	3,657	355,204
		36,478,927
Construction Materials - 0.8%
Eagle Materials, Inc.	5,486	913,200
Martin Marietta Materials, Inc.	8,570	3,775,256
Vulcan Materials Co.	18,224	3,782,938
		8,471,394
Containers & Packaging - 1.9%
Amcor PLC	212,364	2,550,492
Aptargroup, Inc.	9,044	1,107,709
Ardagh Group SA	2,333	44,455
Ardagh Metal Packaging SA (a)	18,961	171,218
Avery Dennison Corp.	5,349	1,158,433
Ball Corp.	30,778	2,962,998
Berry Global Group, Inc. (a)	18,609	1,372,972
Crown Holdings, Inc.	14,858	1,643,592
Graphic Packaging Holding Co.	27,920	544,440
International Paper Co.	53,325	2,505,209
Packaging Corp. of America	12,917	1,758,650
Sealed Air Corp.	9,367	631,991
Silgan Holdings, Inc.	11,533	494,074
Sonoco Products Co.	13,513	782,268
WestRock Co.	36,349	1,612,442
		19,340,943
Metals & Mining - 1.2%
Alcoa Corp.	25,730	1,532,993
Cleveland-Cliffs, Inc. (a)	62,780	1,366,721
Nucor Corp.	39,404	4,497,967
Reliance Steel & Aluminum Co.	8,585	1,392,659
Royal Gold, Inc.	9,027	949,731
Steel Dynamics, Inc.	21,123	1,311,105
United States Steel Corp.	36,836	877,065
		11,928,241
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	11,196	877,207
Sylvamo Corp. (a)	4,953	138,139
		1,015,346

TOTAL MATERIALS		77,234,851

REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 10.9%
Alexandria Real Estate Equities, Inc.	21,261	4,740,353
American Campus Communities, Inc.	18,845	1,079,630
American Homes 4 Rent Class A	38,974	1,699,656
Americold Realty Trust	36,772	1,205,754
Apartment Income (REIT) Corp.	21,539	1,177,537
AvalonBay Communities, Inc.	19,213	4,853,012
Boston Properties, Inc.	21,514	2,477,983
Brixmor Property Group, Inc.	40,734	1,035,051
Camden Property Trust (SBI)	13,620	2,433,622
Cousins Properties, Inc.	20,418	822,437
CubeSmart	29,512	1,679,528
CyrusOne, Inc.	17,476	1,567,947
Douglas Emmett, Inc.	22,916	767,686
Duke Realty Corp.	52,388	3,438,748
EPR Properties	10,191	483,971
Equity Lifestyle Properties, Inc.	11,300	990,558
Equity Residential (SBI)	50,798	4,597,219
Essex Property Trust, Inc.	8,930	3,145,414
Extra Space Storage, Inc.	16,464	3,732,883
Federal Realty Investment Trust	10,632	1,449,354
First Industrial Realty Trust, Inc.	17,723	1,173,263
Gaming & Leisure Properties	31,098	1,513,229
Healthcare Trust of America, Inc.	29,978	1,000,965
Healthpeak Properties, Inc.	74,295	2,681,307
Highwoods Properties, Inc. (SBI)	14,195	632,955
Host Hotels & Resorts, Inc. (a)	97,427	1,694,256
Hudson Pacific Properties, Inc.	20,517	506,975
Invitation Homes, Inc.	82,251	3,729,260
Iron Mountain, Inc.	11,683	611,371
JBG SMITH Properties	16,827	483,103
Kilroy Realty Corp.	15,986	1,062,430
Kimco Realty Corp.	80,047	1,973,159
Lamar Advertising Co. Class A	1,505	182,557
Life Storage, Inc.	11,224	1,719,292
Medical Properties Trust, Inc.	81,429	1,924,167
Mid-America Apartment Communities, Inc.	15,899	3,647,867
National Retail Properties, Inc.	24,033	1,155,266
Omega Healthcare Investors, Inc.	32,875	972,771
Orion Office (REIT), Inc. (a)	7,537	140,716
Park Hotels & Resorts, Inc. (a)	32,344	610,655
Rayonier, Inc.	19,578	790,168
Realty Income Corp.	77,968	5,581,729
Regency Centers Corp.	23,265	1,753,018
Rexford Industrial Realty, Inc.	20,895	1,694,793
SBA Communications Corp. Class A	12,437	4,838,242
Simon Property Group, Inc.	5,889	940,886
SL Green Realty Corp.	9,231	661,863
Spirit Realty Capital, Inc.	16,935	816,098
Store Capital Corp.	33,671	1,158,282
Sun Communities, Inc.	15,786	3,314,586
UDR, Inc.	42,387	2,542,796
Ventas, Inc.	54,920	2,807,510
VICI Properties, Inc.	86,685	2,610,085
Vornado Realty Trust	24,174	1,011,924
Welltower, Inc.	60,024	5,148,258
Weyerhaeuser Co.	103,274	4,252,823
WP Carey, Inc.	25,453	2,088,419
		112,805,387
Real Estate Management & Development - 0.8%
CBRE Group, Inc.	43,582	4,729,083
Howard Hughes Corp. (a)	5,713	581,469
Jones Lang LaSalle, Inc. (a)	6,959	1,874,337
Opendoor Technologies, Inc. (a)(b)	50,234	733,919
		7,918,808

TOTAL REAL ESTATE		120,724,195

UTILITIES - 7.3%
Electric Utilities - 3.3%
Alliant Energy Corp.	34,480	2,119,486
Avangrid, Inc. (b)	7,867	392,406
Edison International	51,400	3,508,050
Entergy Corp.	27,623	3,111,731
Evergy, Inc.	31,516	2,162,313
Eversource Energy	47,316	4,304,810
FirstEnergy Corp.	74,981	3,118,460
Hawaiian Electric Industries, Inc.	14,572	604,738
IDACORP, Inc.	6,932	785,465
NRG Energy, Inc.	18,304	788,536
OGE Energy Corp.	27,506	1,055,680
PG&E Corp. (a)	208,152	2,526,965
Pinnacle West Capital Corp.	15,521	1,095,627
PPL Corp.	103,637	3,115,328
Xcel Energy, Inc.	74,223	5,024,897
		33,714,492
Gas Utilities - 0.4%
Atmos Energy Corp.	17,825	1,867,525
National Fuel Gas Co.	12,017	768,367
UGI Corp.	28,674	1,316,423
		3,952,315
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	13,178	485,346
The AES Corp.	91,023	2,211,859
Vistra Corp.	65,991	1,502,615
		4,199,820
Multi-Utilities - 2.6%
Ameren Corp.	35,081	3,122,560
CenterPoint Energy, Inc.	81,789	2,282,731
CMS Energy Corp.	39,839	2,591,527
Consolidated Edison, Inc.	48,803	4,163,872
DTE Energy Co.	26,597	3,179,405
MDU Resources Group, Inc.	27,769	856,396
NiSource, Inc.	53,975	1,490,250
Public Service Enterprise Group, Inc.	69,522	4,639,203
WEC Energy Group, Inc.	43,501	4,222,642
		26,548,586
Water Utilities - 0.6%
American Water Works Co., Inc.	25,028	4,726,788
Essential Utilities, Inc.	31,769	1,705,678
		6,432,466

TOTAL UTILITIES		74,847,679

TOTAL COMMON STOCKS
(Cost $770,582,825)		1,028,387,500

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.08% (c)	5,635,213	5,636,340
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	15,834,617	15,836,200
TOTAL MONEY MARKET FUNDS
(Cost $21,472,540)		21,472,540
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $792,055,365)		1,049,860,040
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(18,108,479)
NET ASSETS - 100%		$1,031,751,561

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	March 2022	$3,405,240	$63,080	$63,080

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$7,288,738	$106,345,412	$107,997,810	$1,178	$--	$--	$5,636,340	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	15,227,558	55,991,548	55,382,906	14,969	--	--	15,836,200	0.0%
Total	$22,516,296	$162,336,960	$163,380,716	$16,147	$--	$--	$21,472,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$35,885,271	$35,885,271	$--	$--
Consumer Discretionary	107,692,079	107,692,079	--	--
Consumer Staples	44,328,682	44,328,682	--	--
Energy	51,391,803	51,391,803	--	--
Financials	168,733,881	168,733,881	--	--
Health Care	81,901,625	81,901,625	--	--
Industrials	159,351,465	159,351,465	--	--
Information Technology	106,295,969	106,295,969	--	--
Materials	77,234,851	77,234,851	--	--
Real Estate	120,724,195	120,724,195	--	--
Utilities	74,847,679	74,847,679	--	--
Money Market Funds	21,472,540	21,472,540	--	--
Total Investments in Securities:	$1,049,860,040	$1,049,860,040	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$63,080	$63,080	$--	$--
Total Assets	$63,080	$63,080	$--	$--
Total Derivative Instruments:	$63,080	$63,080	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$63,080	$0
Total Equity Risk	63,080	0
Total Value of Derivatives	$63,080	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,338,786) — See accompanying schedule: Unaffiliated issuers (cost $770,582,825)	$1,028,387,500
Fidelity Central Funds (cost $21,472,540)	21,472,540
Total Investment in Securities (cost $792,055,365)		$1,049,860,040
Segregated cash with brokers for derivative instruments		297,000
Cash		21,787
Receivable for fund shares sold		718,635
Dividends receivable		1,390,817
Distributions receivable from Fidelity Central Funds		2,875
Receivable for daily variation margin on futures contracts		3,457
Other receivables		263
Total assets		1,052,294,874
Liabilities
Payable for investments purchased	$4,008,900
Payable for fund shares redeemed	656,817
Accrued management fee	41,396
Collateral on securities loaned	15,836,200
Total liabilities		20,543,313
Net Assets		$1,031,751,561
Net Assets consist of:
Paid in capital		$782,827,881
Total accumulated earnings (loss)		248,923,680
Net Assets		$1,031,751,561
Net Asset Value, offering price and redemption price per share ($1,031,751,561 ÷ 38,855,080 shares)		$26.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Dividends		$8,007,379
Income from Fidelity Central Funds (including $14,969 from security lending)		16,147
Total income		8,023,526
Expenses
Management fee	$237,785
Independent trustees' fees and expenses	1,547
Interest	483
Total expenses before reductions	239,815
Expense reductions	(11)
Total expenses after reductions		239,804
Net investment income (loss)		7,783,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,756,441
Futures contracts	178,382
Total net realized gain (loss)		2,934,823
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	59,165,512
Futures contracts	4,716
Total change in net unrealized appreciation (depreciation)		59,170,228
Net gain (loss)		62,105,051
Net increase (decrease) in net assets resulting from operations		$69,888,773

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,783,722	$10,960,863
Net realized gain (loss)	2,934,823	39,380,778
Change in net unrealized appreciation (depreciation)	59,170,228	192,300,018
Net increase (decrease) in net assets resulting from operations	69,888,773	242,641,659
Distributions to shareholders	(53,176,156)	(6,765,302)
Share transactions
Proceeds from sales of shares	193,147,232	534,911,151
Reinvestment of distributions	21,077,325	2,379,795
Cost of shares redeemed	(107,871,655)	(114,224,812)
Net increase (decrease) in net assets resulting from share transactions	106,352,902	423,066,134
Total increase (decrease) in net assets	123,065,519	658,942,491
Net Assets
Beginning of period	908,686,042	249,743,551
End of period	$1,031,751,561	$908,686,042
Other Information
Shares
Sold	7,485,864	25,186,598
Issued in reinvestment of distributions	830,362	114,169
Redeemed	(4,155,070)	(4,990,211)
Net increase (decrease)	4,161,156	20,310,556

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$26.19	$17.36	$20.00
Income from Investment Operations
Net investment income (loss)B	.21	.41	.46
Net realized and unrealized gain (loss)	1.64	8.69	(2.97)
Total from investment operations	1.85	9.10	(2.51)
Distributions from net investment income	(.39)	(.27)	(.13)
Distributions from net realized gain	(1.11)	–	–
Total distributions	(1.49)C	(.27)	(.13)
Net asset value, end of period	$26.55	$26.19	$17.36
Total ReturnD,E	7.39%	52.83%	(12.65)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%H
Expenses net of all reductions	.05%H	.05%	.05%H
Net investment income (loss)	1.64%H	1.80%	2.82%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,031,752	$908,686	$249,744
Portfolio turnover rateI	14%H	32%	89%H

 A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021

% of fund's net assets
Synaptics, Inc.	0.8
Lattice Semiconductor Corp.	0.7
EastGroup Properties, Inc.	0.6
Tetra Tech, Inc.	0.6
Saia, Inc.	0.6
Willscot Mobile Mini Holdings	0.6
Intellia Therapeutics, Inc.	0.6
Silicon Laboratories, Inc.	0.5
Omnicell, Inc.	0.5
Crocs, Inc.	0.5
6.0

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Health Care	25.7
Information Technology	23.3
Industrials	15.2
Consumer Discretionary	14.6
Financials	5.6

Asset Allocation (% of fund's net assets)

As of December 31, 2021*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.5%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity® Small Cap Growth Index Fund

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	857	$50,357
Bandwidth, Inc. (a)	6,077	436,086
Cogent Communications Group, Inc.	11,206	820,055
Globalstar, Inc. (a)	139,084	161,337
IDT Corp. Class B (a)	3,980	175,757
Iridium Communications, Inc. (a)	23,583	973,742
Ooma, Inc. (a)	3,409	69,680
Telesat Corp. (a)(b)	3,374	96,733
		2,783,747
Entertainment - 0.1%
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	542	7,501
Cinemark Holdings, Inc. (a)(b)	23,337	376,192
CuriosityStream, Inc. Class A (a)(b)	1,369	8,118
IMAX Corp. (a)	1,103	19,678
LiveOne, Inc. (a)	15,705	20,102
		431,591
Interactive Media & Services - 1.1%
CarGurus, Inc. Class A (a)	25,250	849,410
Cars.com, Inc. (a)	2,303	37,055
Eventbrite, Inc. (a)	20,171	351,782
EverQuote, Inc. Class A (a)	5,041	78,942
fuboTV, Inc. (a)(b)	35,848	556,361
Liberty TripAdvisor Holdings, Inc. (a)	15,312	33,227
MediaAlpha, Inc. Class A (a)	5,101	78,759
Outbrain, Inc.	1,001	14,014
QuinStreet, Inc. (a)	13,265	241,290
Society Pass, Inc. (b)	611	6,361
Yelp, Inc. (a)	17,454	632,533
Ziff Davis, Inc. (a)	11,449	1,269,236
		4,148,970
Media - 0.8%
AMC Networks, Inc. Class A (a)(b)	3,830	131,905
Cardlytics, Inc. (a)	8,575	566,722
Clear Channel Outdoor Holdings, Inc. (a)	7,937	26,271
Digital Media Solutions, Inc. Class A (a)(b)	267	1,276
iHeartMedia, Inc. (a)	13,385	281,620
Integral Ad Science Holding Corp. (b)	2,095	46,530
Liberty Media Corp.:
Liberty Braves Class A (a)	1,088	31,280
Liberty Braves Class C (a)	11,175	314,018
Magnite, Inc. (a)	34,532	604,310
National CineMedia, Inc.	462	1,298
Sinclair Broadcast Group, Inc. Class A (b)	1,798	47,521
Stagwell, Inc. (a)	1,265	10,968
TechTarget, Inc. (a)	6,964	666,176
Thryv Holdings, Inc. (a)	1,611	66,260
WideOpenWest, Inc. (a)	8,395	180,660
		2,976,815
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	1,011	13,679
Shenandoah Telecommunications Co.	4,064	103,632
		117,311

TOTAL COMMUNICATION SERVICES		10,458,434

CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.8%
Adient PLC (a)	3,187	152,594
American Axle & Manufacturing Holdings, Inc. (a)	14,454	134,856
Dana, Inc.	20,493	467,650
Dorman Products, Inc. (a)	6,905	780,334
Fox Factory Holding Corp. (a)	11,180	1,901,718
Gentherm, Inc. (a)	8,779	762,895
LCI Industries	6,552	1,021,260
Modine Manufacturing Co. (a)	1,053	10,625
Patrick Industries, Inc.	5,994	483,656
Stoneridge, Inc. (a)	825	16,286
Tenneco, Inc. (a)	16,257	183,704
Visteon Corp. (a)	7,332	814,878
XL Fleet Corp. (Class A) (a)(b)	1,075	3,558
XPEL, Inc. (a)	4,775	326,037
		7,060,051
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	7,672	59,688
Canoo, Inc. (a)(b)	12,791	98,747
Fisker, Inc. (a)(b)	39,449	620,533
Lordstown Motors Corp. Class A (a)(b)	3,995	13,783
Winnebago Industries, Inc.	8,551	640,641
Workhorse Group, Inc. (a)(b)	2,767	12,064
		1,445,456
Distributors - 0.0%
Funko, Inc. (a)	7,096	133,405
Diversified Consumer Services - 0.3%
2U, Inc. (a)	16,381	328,767
Carriage Services, Inc.	779	50,199
European Wax Center, Inc.	1,624	49,288
Houghton Mifflin Harcourt Co. (a)	31,405	505,621
OneSpaWorld Holdings Ltd. (a)	6,906	69,198
PowerSchool Holdings, Inc. (b)	2,649	43,629
Regis Corp. (a)(b)	9,472	16,481
Stride, Inc. (a)	653	21,764
Udemy, Inc. (b)	704	13,756
Vivint Smart Home, Inc. Class A (a)	6,747	65,986
WW International, Inc. (a)	4,151	66,956
		1,231,645
Hotels, Restaurants & Leisure - 4.2%
Accel Entertainment, Inc. (a)	15,045	195,886
Bally's Corp. (a)	8,681	330,399
BJ's Restaurants, Inc. (a)	5,448	188,228
Bloomin' Brands, Inc. (a)	23,250	487,785
Brinker International, Inc. (a)	11,961	437,653
Century Casinos, Inc. (a)	7,196	87,647
Chuy's Holdings, Inc. (a)	2,444	73,613
Cracker Barrel Old Country Store, Inc.	6,271	806,701
Dave & Buster's Entertainment, Inc. (a)(b)	5,207	199,949
Denny's Corp. (a)	12,223	195,568
Dine Brands Global, Inc.	4,330	328,257
Drive Shack, Inc. (a)	10,333	14,776
Esports Technologies, Inc. (a)(b)	2,878	59,172
Everi Holdings, Inc. (a)	22,689	484,410
F45 Training Holdings, Inc. (b)	3,079	33,530
First Watch Restaurant Group, Inc.	2,022	33,889
Full House Resorts, Inc. (a)	8,584	103,952
GAN Ltd. (a)(b)	1,360	12,498
Golden Entertainment, Inc. (a)	4,536	229,204
Golden Nugget Online Gaming, Inc. (a)	10,677	106,236
Hilton Grand Vacations, Inc. (a)	22,649	1,180,239
International Game Technology PLC (b)	26,474	765,363
Jack in the Box, Inc.	769	67,272
Krispy Kreme, Inc. (b)	4,113	77,818
Kura Sushi U.S.A., Inc. Class A (a)	1,045	84,478
Life Time Group Holdings, Inc.	5,796	99,749
Lindblad Expeditions Holdings (a)	7,970	124,332
Monarch Casino & Resort, Inc. (a)	2,838	209,870
Nathan's Famous, Inc.	470	27,443
NeoGames SA (a)	2,788	77,451
Noodles & Co. (a)	10,866	98,555
Papa John's International, Inc.	8,717	1,163,458
PlayAGS, Inc. (a)	7,257	49,275
Portillo's, Inc. (b)	4,305	161,610
RCI Hospitality Holdings, Inc.	2,206	171,803
Red Robin Gourmet Burgers, Inc. (a)	3,941	65,145
Red Rock Resorts, Inc.	15,770	867,508
Rush Street Interactive, Inc. (a)	14,076	232,254
Ruth's Hospitality Group, Inc. (a)	8,716	173,448
Scientific Games Corp. Class A (a)	25,422	1,698,952
SeaWorld Entertainment, Inc. (a)	7,472	484,634
Shake Shack, Inc. Class A (a)	9,909	715,033
Target Hospitality Corp. (a)	4,345	15,468
Texas Roadhouse, Inc. Class A	18,560	1,657,037
The Cheesecake Factory, Inc. (a)	12,089	473,284
The ONE Group Hospitality, Inc. (a)	5,441	68,611
Wingstop, Inc.	7,883	1,362,182
Xponential Fitness, Inc.	1,363	27,860
		16,609,485
Household Durables - 2.2%
Aterian, Inc. (a)(b)	6,717	27,607
Casper Sleep, Inc. (a)(b)	7,692	51,383
Cavco Industries, Inc. (a)	1,711	543,499
Century Communities, Inc.	5,152	421,382
GoPro, Inc. Class A (a)	34,014	350,684
Green Brick Partners, Inc. (a)	2,367	71,791
Hamilton Beach Brands Holding Co. Class A	652	9,363
Helen of Troy Ltd. (a)	6,349	1,552,140
Hooker Furnishings Corp.	1	23
Installed Building Products, Inc.	6,284	878,000
iRobot Corp. (a)(b)	6,389	420,907
KB Home	3,848	172,121
LGI Homes, Inc. (a)	5,689	878,837
Lovesac (a)	3,401	225,350
M.D.C. Holdings, Inc.	4,149	231,639
Meritage Homes Corp. (a)	593	72,382
Purple Innovation, Inc. (a)(b)	15,257	202,460
Skyline Champion Corp. (a)	13,905	1,098,217
Snap One Holdings Corp. (a)	1,751	36,911
Sonos, Inc. (a)	31,887	950,233
Taylor Morrison Home Corp. (a)	3,872	135,365
Traeger, Inc. (a)	1,885	22,922
TRI Pointe Homes, Inc. (a)	2,235	62,334
Vuzix Corp. (a)(b)	15,434	133,813
Weber, Inc. (b)	1,487	19,227
		8,568,590
Internet & Direct Marketing Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	7,128	166,581
1stDibs.com, Inc. (b)	1,318	16,488
a.k.a. Brands Holding Corp.	1,545	14,291
CarParts.com, Inc. (a)	12,965	145,208
Duluth Holdings, Inc. (a)	3,112	47,240
Groupon, Inc. (a)(b)	5,253	121,659
Liquidity Services, Inc. (a)	7,021	155,024
Lulu's Fashion Lounge Holdings, Inc.	911	9,320
Overstock.com, Inc. (a)(b)	11,384	671,770
PetMed Express, Inc. (b)	4,512	113,973
Porch Group, Inc. Class A (a)(b)	20,343	317,147
Quotient Technology, Inc. (a)	23,861	177,049
Rent the Runway, Inc. Class A (b)	2,804	22,853
Revolve Group, Inc. (a)	5,966	334,335
Shutterstock, Inc.	6,193	686,680
Stitch Fix, Inc. (a)	21,470	406,212
The RealReal, Inc. (a)	21,262	246,852
Xometry, Inc.	1,652	84,665
		3,737,347
Leisure Products - 0.5%
Acushnet Holdings Corp.	2,743	145,598
AMMO, Inc. (b)	22,920	124,914
Clarus Corp.	6,964	193,050
Escalade, Inc.	587	9,269
Johnson Outdoors, Inc. Class A	845	79,168
Latham Group, Inc. (a)(b)	8,335	208,625
Malibu Boats, Inc. Class A (a)	5,476	376,365
Marine Products Corp.	1,899	23,738
MasterCraft Boat Holdings, Inc. (a)	4,974	140,913
Nautilus, Inc. (a)(b)	2,116	12,971
Smith & Wesson Brands, Inc.	12,655	225,259
Solo Brands, Inc. Class A (b)	1,713	26,774
Sturm, Ruger & Co., Inc.	4,175	283,984
		1,850,628
Multiline Retail - 0.0%
Franchise Group, Inc.	1,093	57,011
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A (a)	1,281	44,617
America's Car Mart, Inc. (a)	1,332	136,397
American Eagle Outfitters, Inc.	40,178	1,017,307
Arko Corp. (a)	31,227	273,861
Asbury Automotive Group, Inc. (a)	6,116	1,056,417
Bed Bath & Beyond, Inc. (a)(b)	2,895	42,209
Boot Barn Holdings, Inc. (a)	7,756	954,376
Caleres, Inc.	9,811	222,513
Camping World Holdings, Inc. (b)	11,044	446,178
Chico's FAS, Inc. (a)	6,567	35,330
Citi Trends, Inc. (a)(b)	2,291	217,072
Designer Brands, Inc. Class A (a)	15,937	226,465
GrowGeneration Corp. (a)(b)	14,964	195,280
Guess?, Inc.	1,427	33,791
Haverty Furniture Companies, Inc.	1,858	56,799
Hibbett, Inc.	3,264	234,780
JOANN, Inc. (b)	2,881	29,905
Kirkland's, Inc. (a)	3,519	52,539
MarineMax, Inc. (a)	2,939	173,519
Monro, Inc.	5,326	310,346
Murphy U.S.A., Inc.	6,346	1,264,377
National Vision Holdings, Inc. (a)	21,600	1,036,584
OneWater Marine, Inc. Class A	2,750	167,668
Party City Holdco, Inc. (a)	29,176	162,510
Rent-A-Center, Inc.	16,293	782,716
Sally Beauty Holdings, Inc. (a)	29,683	547,948
Shift Technologies, Inc. Class A (a)(b)	2,596	8,852
Shoe Carnival, Inc.	4,329	169,177
Signet Jewelers Ltd.	10,867	945,755
Sleep Number Corp. (a)	2,803	214,710
Sportsman's Warehouse Holdings, Inc. (a)	11,297	133,305
The Buckle, Inc.	7,470	316,056
The Children's Place, Inc. (a)	3,703	293,611
Torrid Holdings, Inc. (b)	774	7,647
Urban Outfitters, Inc. (a)	12,709	373,136
Winmark Corp.	303	75,232
		12,258,985
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	15,389	1,973,178
Kontoor Brands, Inc.	13,596	696,795
Oxford Industries, Inc.	311	31,573
PLBY Group, Inc. (a)	7,545	200,999
Rocky Brands, Inc.	91	3,622
Steven Madden Ltd.	21,262	988,045
Superior Group of Companies, Inc.	616	13,515
Wolverine World Wide, Inc.	21,462	618,320
		4,526,047

TOTAL CONSUMER DISCRETIONARY		57,478,650

CONSUMER STAPLES - 3.9%
Beverages - 0.7%
Celsius Holdings, Inc. (a)	14,306	1,066,798
Coca-Cola Bottling Co. Consolidated	1,238	766,557
Duckhorn Portfolio, Inc. (a)	6,277	146,505
MGP Ingredients, Inc.	3,147	267,464
National Beverage Corp. (b)	6,189	280,547
Newage, Inc. (a)	20,541	21,157
Zevia PBC (b)	1,907	13,444
		2,562,472
Food & Staples Retailing - 1.0%
Andersons, Inc.	3,290	127,356
BJ's Wholesale Club Holdings, Inc. (a)	26,992	1,807,654
Chefs' Warehouse Holdings (a)	515	17,150
MedAvail Holdings, Inc. (a)	2,885	4,039
Performance Food Group Co. (a)	36,598	1,679,482
PriceSmart, Inc.	398	29,122
Sprouts Farmers Market LLC (a)	13,006	386,018
United Natural Foods, Inc. (a)	892	43,779
		4,094,600
Food Products - 0.8%
AppHarvest, Inc. (a)(b)	18,385	71,518
Calavo Growers, Inc.	4,405	186,772
J&J Snack Foods Corp.	3,873	611,779
John B. Sanfilippo & Son, Inc.	1,475	132,986
Laird Superfood, Inc. (a)	1,237	16,130
Lancaster Colony Corp.	4,395	727,812
Limoneira Co.	865	12,975
Mission Produce, Inc. (a)	958	15,041
Sanderson Farms, Inc.	4,579	874,955
Sovos Brands, Inc.	2,841	42,757
Tattooed Chef, Inc. (a)(b)	12,507	194,359
The Simply Good Foods Co. (a)	1,464	60,858
The Vita Coco Co., Inc. (b)	2,022	22,586
Utz Brands, Inc. Class A	15,718	250,702
Vital Farms, Inc. (a)(b)	6,455	116,577
		3,337,807
Household Products - 0.5%
Central Garden & Pet Co. (a)	3,114	163,890
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,823	87,231
Energizer Holdings, Inc.	17,958	720,116
WD-40 Co. (b)	3,603	881,438
		1,852,675
Personal Products - 0.8%
BellRing Brands, Inc. Class A (a)(b)	6,865	195,858
elf Beauty, Inc. (a)	12,693	421,535
Inter Parfums, Inc.	4,702	502,644
MediFast, Inc.	3,059	640,646
Nu Skin Enterprises, Inc. Class A	5,819	295,314
The Beauty Health Co. (a)	20,830	503,253
The Honest Co., Inc.	15,801	127,830
Thorne HealthTech, Inc.	963	5,980
USANA Health Sciences, Inc. (a)	3,114	315,137
Veru, Inc. (a)	12,257	72,194
		3,080,391
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	42,828	132,339
Douglas Elliman, Inc. (a)	2,674	30,751
Turning Point Brands, Inc.	3,839	145,037
Vector Group Ltd.	5,349	61,407
		369,534

TOTAL CONSUMER STAPLES		15,297,479

ENERGY - 2.2%
Energy Equipment & Services - 0.3%
Aspen Aerogels, Inc. (a)	5,816	289,579
Cactus, Inc.	14,501	552,923
Championx Corp. (a)	10,014	202,383
DMC Global, Inc. (a)	4,804	190,286
Expro Group Holdings NV (a)(b)	1,669	23,950
Liberty Oilfield Services, Inc. Class A (a)	8,015	77,746
Nextier Oilfield Solutions, Inc. (a)	4,243	15,063
Solaris Oilfield Infrastructure, Inc. Class A	1,970	12,904
TETRA Technologies, Inc. (a)	24,907	70,736
		1,435,570
Oil, Gas & Consumable Fuels - 1.9%
Altus Midstream Co.	74	4,537
Antero Resources Corp. (a)	9,155	160,213
Arch Resources, Inc.	756	69,038
Callon Petroleum Co. (a)(b)	10,885	514,316
Centennial Resource Development, Inc. Class A (a)	6,117	36,580
Chesapeake Energy Corp.	1,622	104,651
Civitas Resources, Inc.	1,748	85,600
Crescent Energy, Inc. Class A (a)(b)	7,661	97,141
Denbury, Inc. (a)	13,312	1,019,566
Dorian LPG Ltd.	1,441	18,286
Earthstone Energy, Inc. (a)	1,204	13,172
Energy Fuels, Inc. (a)	35,293	269,286
Falcon Minerals Corp.	8,219	40,027
Kosmos Energy Ltd. (a)	118,326	409,408
Laredo Petroleum, Inc. (a)(b)	916	55,079
Magnolia Oil & Gas Corp. Class A	38,209	721,004
Matador Resources Co.	29,265	1,080,464
Oasis Petroleum, Inc.	4,430	558,136
Ovintiv, Inc.	3,899	131,396
Par Pacific Holdings, Inc. (a)	9,975	164,488
Riley Exploration Permian, Inc.	98	1,893
Southwestern Energy Co. (a)	267,893	1,248,381
Talos Energy, Inc. (a)	1,292	12,662
Tellurian, Inc. (a)(b)	98,397	303,063
Ur-Energy, Inc. (a)	42,822	52,243
Uranium Energy Corp. (a)(b)	68,122	228,209
		7,398,839

TOTAL ENERGY		8,834,409

FINANCIALS - 5.6%
Banks - 1.9%
Cadence Bank	8,230	245,172
Coastal Financial Corp. of Washington (a)	1,702	86,155
CrossFirst Bankshares, Inc. (a)	5,784	90,288
Customers Bancorp, Inc. (a)	665	43,471
Eastern Bankshares, Inc.	9,169	184,939
FB Financial Corp.	718	31,463
First Financial Bankshares, Inc.	32,068	1,630,337
Five Star Bancorp	1,184	35,520
Glacier Bancorp, Inc.	3,591	203,610
Great Western Bancorp, Inc.	721	24,485
Investors Bancorp, Inc.	21,736	329,300
Lakeland Financial Corp.	362	29,011
Live Oak Bancshares, Inc.	8,460	738,473
Meta Financial Group, Inc.	2,392	142,707
Metrocity Bankshares, Inc.	1,052	28,962
Metropolitan Bank Holding Corp. (a)	199	21,199
Origin Bancorp, Inc.	846	36,310
Pacific Premier Bancorp, Inc.	4,089	163,683
RBB Bancorp	247	6,471
ServisFirst Bancshares, Inc.	10,941	929,329
Silvergate Capital Corp. (a)	7,272	1,077,710
Southern First Bancshares, Inc. (a)	581	36,307
Stock Yards Bancorp, Inc.	1,048	66,946
Texas Capital Bancshares, Inc. (a)	4,929	296,972
Triumph Bancorp, Inc. (a)	5,815	692,450
Veritex Holdings, Inc.	1,906	75,821
West Bancorp., Inc.	648	20,133
		7,267,224
Capital Markets - 2.0%
Artisan Partners Asset Management, Inc.	15,598	743,089
Blucora, Inc. (a)	4,551	78,823
BrightSphere Investment Group, Inc.	15,174	388,454
Cohen & Steers, Inc.	6,550	605,941
Donnelley Financial Solutions, Inc. (a)	448	21,119
Focus Financial Partners, Inc. Class A (a)	15,758	941,068
GAMCO Investors, Inc. Class A	1,040	25,979
GCM Grosvenor, Inc. Class A	10,918	114,639
Greenhill & Co., Inc.	3,674	65,875
Hamilton Lane, Inc. Class A	9,229	956,309
Houlihan Lokey	11,768	1,218,223
Moelis & Co. Class A	8,934	558,464
Open Lending Corp. (a)	27,693	622,539
PJT Partners, Inc.	5,325	394,529
Pzena Investment Management, Inc.	4,276	40,494
StepStone Group, Inc. Class A	10,644	442,471
StoneX Group, Inc. (a)	275	16,844
Value Line, Inc.	230	10,769
Virtus Investment Partners, Inc.	1,949	579,048
WisdomTree Investments, Inc.	26,358	161,311
		7,985,988
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	1,302	92,859
CURO Group Holdings Corp.	5,263	84,261
FirstCash Holdings, Inc.	704	52,666
Green Dot Corp. Class A (a)	1,519	55,049
LendingTree, Inc. (a)	3,095	379,447
PROG Holdings, Inc. (a)	2,713	122,383
Regional Management Corp.	768	44,129
		830,794
Insurance - 1.3%
Bright Health Group, Inc. (b)	9,706	33,389
BRP Group, Inc. (a)	12,604	455,130
eHealth, Inc. (a)	1,932	49,266
Goosehead Insurance	762	99,121
Heritage Insurance Holdings, Inc.	253	1,488
Investors Title Co.	53	10,449
James River Group Holdings Ltd.	1,383	39,844
Kinsale Capital Group, Inc.	5,702	1,356,449
Palomar Holdings, Inc. (a)	6,630	429,425
RLI Corp.	9,809	1,099,589
Selectquote, Inc. (a)	35,647	322,962
Trupanion, Inc. (a)	10,089	1,332,051
		5,229,163
Mortgage Real Estate Investment Trusts - 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,372	72,881
PennyMac Mortgage Investment Trust	5,204	90,185
		163,066
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	1,491	83,362
Blue Foundry Bancorp	380	5,559
Bridgewater Bancshares, Inc. (a)	1,087	19,229
Columbia Financial, Inc. (a)	3,680	76,765
Hingham Institution for Savings	20	8,398
Kearny Financial Corp.	5,133	68,012
NMI Holdings, Inc. (a)	1,456	31,814
Walker & Dunlop, Inc.	795	119,950
Waterstone Financial, Inc.	70	1,530
		414,619

TOTAL FINANCIALS		21,890,854

HEALTH CARE - 25.7%
Biotechnology - 11.4%
4D Molecular Therapeutics, Inc.	753	16,521
ACADIA Pharmaceuticals, Inc. (a)	31,624	738,104
Acumen Pharmaceuticals, Inc.	1,543	10,431
Adagio Therapeutics, Inc. (b)	3,273	23,762
Aerovate Therapeutics, Inc. (b)	1,516	17,874
Affimed NV (a)	30,764	169,817
Agenus, Inc. (a)	57,530	185,247
Akebia Therapeutics, Inc. (a)	19,229	43,458
Akero Therapeutics, Inc. (a)(b)	4,986	105,454
Albireo Pharma, Inc. (a)	3,460	80,583
Aldeyra Therapeutics, Inc. (a)	12,595	50,380
Alector, Inc. (a)	15,396	317,927
Aligos Therapeutics, Inc. (a)(b)	5,493	65,202
Alkermes PLC (a)	42,405	986,340
Allakos, Inc. (a)	9,254	90,597
Allogene Therapeutics, Inc. (a)	7,131	106,395
Allovir, Inc. (a)(b)	7,638	98,836
Alpine Immune Sciences, Inc. (a)	3,040	42,104
ALX Oncology Holdings, Inc. (a)	4,657	100,079
Amicus Therapeutics, Inc. (a)	69,648	804,434
Anavex Life Sciences Corp. (a)(b)	17,642	305,912
Apellis Pharmaceuticals, Inc. (a)	18,865	891,937
Applied Molecular Transport, Inc. (a)	6,547	91,527
Applied Therapeutics, Inc. (a)	3,365	30,117
AquaBounty Technologies, Inc. (a)	5,781	12,140
Arbutus Biopharma Corp. (a)	2,377	9,247
Arcutis Biotherapeutics, Inc. (a)	545	11,303
Ardelyx, Inc. (a)(b)	18,681	20,549
Arena Pharmaceuticals, Inc. (a)	1,525	141,734
Arrowhead Pharmaceuticals, Inc. (a)	26,791	1,776,243
Atara Biotherapeutics, Inc. (a)	1,827	28,794
Athenex, Inc. (a)	13,380	18,197
Athersys, Inc. (a)	46,780	42,224
Atossa Therapeutics, Inc. (a)	2,534	4,054
Aura Biosciences, Inc. (b)	823	13,975
Avalo Therapeutics, Inc. (a)	14,386	24,456
Avid Bioservices, Inc. (a)	15,022	438,342
Avidity Biosciences, Inc. (a)(b)	1,689	40,148
Avita Medical, Inc. (a)	6,435	77,091
Beam Therapeutics, Inc. (a)	13,561	1,080,676
BeyondSpring, Inc. (a)(b)	5,786	26,211
BioAtla, Inc. (b)	4,029	79,089
BioCryst Pharmaceuticals, Inc. (a)(b)	4,877	67,546
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,877	1,361,149
Biomea Fusion, Inc. (a)	5,665	42,204
BioXcel Therapeutics, Inc. (a)(b)	4,443	90,326
Blueprint Medicines Corp. (a)	14,484	1,551,381
BridgeBio Pharma, Inc. (a)(b)	18,709	312,066
Brooklyn ImmunoTherapeutics, Inc. (a)	6,689	27,893
C4 Therapeutics, Inc. (a)	10,151	326,862
CareDx, Inc. (a)	13,486	613,343
Caribou Biosciences, Inc. (b)	3,087	46,583
Cel-Sci Corp. (a)	8,576	60,890
Celcuity, Inc. (a)	2,487	32,804
Celldex Therapeutics, Inc. (a)	9,493	366,810
Century Therapeutics, Inc. (b)	1,779	28,215
Cerevel Therapeutics Holdings (a)	10,812	350,525
ChemoCentryx, Inc. (a)	930	33,861
Chimerix, Inc. (a)	13,964	89,789
Chinook Therapeutics, Inc. rights (a)(c)	985	49
Clene, Inc. (a)(b)	3,470	14,227
Clovis Oncology, Inc. (a)(b)	29,669	80,403
Codiak Biosciences, Inc. (a)	4,309	48,002
Cogent Biosciences, Inc. (a)	2,661	22,831
Coherus BioSciences, Inc. (a)	17,176	274,129
Cortexyme, Inc. (a)(b)	5,166	65,195
Crinetics Pharmaceuticals, Inc. (a)	10,414	295,862
Cue Biopharma, Inc. (a)	8,138	92,041
Cullinan Oncology, Inc.	359	5,539
Curis, Inc. (a)	19,741	93,967
Cyteir Therapeutics, Inc. (b)	1,193	13,564
Cytokinetics, Inc. (a)	19,415	884,936
CytomX Therapeutics, Inc. (a)	14,414	62,413
Day One Biopharmaceuticals, Inc. (a)(b)	1,701	28,662
Deciphera Pharmaceuticals, Inc. (a)	8,982	87,754
Denali Therapeutics, Inc. (a)	24,095	1,074,637
DermTech, Inc. (a)(b)	6,437	101,705
Design Therapeutics, Inc. (a)(b)	4,069	87,117
Dynavax Technologies Corp. (a)(b)	28,467	400,531
Eagle Pharmaceuticals, Inc. (a)	1,331	67,775
Editas Medicine, Inc. (a)(b)	18,131	481,378
Eliem Therapeutics, Inc.	1,132	11,841
Enanta Pharmaceuticals, Inc. (a)	479	35,820
Entrada Therapeutics, Inc. (b)	1,387	23,745
Epizyme, Inc. (a)	23,926	59,815
Erasca, Inc. (b)	3,222	50,199
Evelo Biosciences, Inc. (a)(b)	7,926	48,111
Exagen, Inc. (a)	932	10,839
Fate Therapeutics, Inc. (a)	21,469	1,256,151
FibroGen, Inc. (a)	20,735	292,364
Finch Therapeutics Group, Inc. (a)	141	1,406
Foghorn Therapeutics, Inc. (a)(b)	725	16,581
Forte Biosciences, Inc. (a)	2,615	5,596
Fortress Biotech, Inc. (a)	19,690	49,225
G1 Therapeutics, Inc. (a)(b)	6,296	64,282
Gemini Therapeutics, Inc. (a)(b)	747	2,174
Generation Bio Co. (a)	10,634	75,289
Global Blood Therapeutics, Inc. (a)	16,451	481,521
Graphite Bio, Inc.	2,452	30,478
Greenwich Lifesciences, Inc. (a)	1,090	26,520
Gt Biopharma, Inc. (a)	4,967	15,149
Halozyme Therapeutics, Inc. (a)	36,751	1,477,758
Harpoon Therapeutics, Inc. (a)	4,867	36,746
Heron Therapeutics, Inc. (a)(b)	24,156	220,544
Hookipa Pharma, Inc. (a)(b)	2,840	6,617
Humanigen, Inc. (a)	12,798	47,609
Icosavax, Inc. (a)	2,017	46,149
Ideaya Biosciences, Inc. (a)(b)	2,119	50,093
IGM Biosciences, Inc. (a)(b)	2,151	63,089
Imago BioSciences, Inc.	1,473	34,925
Immuneering Corp. (b)	1,242	20,083
ImmunityBio, Inc. (a)(b)	2,149	13,066
ImmunoGen, Inc. (a)	28,076	208,324
Immunovant, Inc. (a)	6,782	57,783
Impel Neuropharma, Inc. (a)(b)	973	8,397
Infinity Pharmaceuticals, Inc. (a)	20,477	46,073
Inhibrx, Inc. (a)	7,371	321,892
Insmed, Inc. (a)(b)	31,336	853,593
Instil Bio, Inc. (a)(b)	6,601	112,943
Intellia Therapeutics, Inc. (a)	18,411	2,176,917
Intercept Pharmaceuticals, Inc. (a)(b)	6,539	106,520
Invitae Corp. (a)(b)	13,875	211,871
Ironwood Pharmaceuticals, Inc. Class A (a)	38,902	453,597
Iveric Bio, Inc. (a)	5,977	99,935
Janux Therapeutics, Inc. (b)	2,016	39,776
Kalvista Pharmaceuticals, Inc. (a)	5,767	76,297
Karuna Therapeutics, Inc. (a)	5,857	767,267
Karyopharm Therapeutics, Inc. (a)(b)	18,864	121,296
Keros Therapeutics, Inc. (a)	4,111	240,535
Kiniksa Pharmaceuticals Ltd. (a)	3,532	41,572
Kinnate Biopharma, Inc. (b)	205	3,633
Kodiak Sciences, Inc. (a)(b)	8,879	752,762
Kronos Bio, Inc. (a)(b)	1,068	14,514
Krystal Biotech, Inc. (a)	1,667	116,607
Kymera Therapeutics, Inc. (a)	9,115	578,711
Lexicon Pharmaceuticals, Inc. (a)	7,209	28,403
Ligand Pharmaceuticals, Inc. Class B (a)	463	71,515
Lyell Immunopharma, Inc. (b)	3,552	27,492
Macrogenics, Inc. (a)	14,620	234,651
Madrigal Pharmaceuticals, Inc. (a)(b)	3,061	259,389
Magenta Therapeutics, Inc. (a)	6,648	29,451
MannKind Corp. (a)(b)	6,604	28,859
MEI Pharma, Inc. (a)	29,206	77,980
MeiraGTx Holdings PLC (a)	574	13,627
Mersana Therapeutics, Inc. (a)	12,909	80,294
MiMedx Group, Inc. (a)	19,338	116,802
MiNK Therapeutics, Inc.	485	2,163
Mirum Pharmaceuticals, Inc. (a)	530	8,454
Molecular Templates, Inc. (a)	9,544	37,412
Monte Rosa Therapeutics, Inc. (b)	1,836	37,491
Morphic Holding, Inc. (a)	5,568	263,812
Neoleukin Therapeutics, Inc. (a)	1,984	9,563
Neximmune, Inc.	2,903	13,383
Nurix Therapeutics, Inc. (a)	7,557	218,775
Nuvalent, Inc. Class A (a)	1,607	30,597
Ocugen, Inc. (a)(b)	48,746	221,794
Olema Pharmaceuticals, Inc. (a)	2,983	27,921
Omega Therapeutics, Inc. (a)	1,109	12,565
OncoCyte Corp. (a)	12,298	26,687
Organogenesis Holdings, Inc. Class A (a)	10,206	94,303
ORIC Pharmaceuticals, Inc. (a)(b)	1,047	15,391
Outlook Therapeutics, Inc. (a)	23,107	31,426
PMV Pharmaceuticals, Inc. (a)	6,860	158,466
Portage Biotech, Inc. (a)	144	1,545
Praxis Precision Medicines, Inc. (a)	675	13,298
Precigen, Inc. (a)(b)	21,526	79,861
Precision BioSciences, Inc. (a)	13,409	99,227
Prelude Therapeutics, Inc. (a)(b)	2,784	34,661
Prometheus Biosciences, Inc. (a)	1,014	40,094
Protagonist Therapeutics, Inc. (a)	11,769	402,500
Prothena Corp. PLC (a)	7,336	362,398
PTC Therapeutics, Inc. (a)	18,387	732,354
Puma Biotechnology, Inc. (a)	8,430	25,627
Pyxis Oncology, Inc.	1,603	17,585
Radius Health, Inc. (a)	12,398	85,794
Rallybio Corp. (a)(b)	1,143	10,904
RAPT Therapeutics, Inc. (a)	5,563	204,329
Recursion Pharmaceuticals, Inc. (a)(b)	20,356	348,698
REGENXBIO, Inc. (a)	5,385	176,090
Relay Therapeutics, Inc. (a)(b)	16,436	504,750
Reneo Pharmaceuticals, Inc. (a)(b)	1,555	13,295
Replimune Group, Inc. (a)	5,392	146,123
Revolution Medicines, Inc. (a)	2,170	54,619
Rigel Pharmaceuticals, Inc. (a)(b)	45,661	121,002
Rocket Pharmaceuticals, Inc. (a)(b)	10,831	236,441
Rubius Therapeutics, Inc. (a)(b)	11,979	115,957
Sana Biotechnology, Inc. (b)	21,546	333,532
Sangamo Therapeutics, Inc. (a)	28,660	214,950
Scholar Rock Holding Corp. (a)(b)	6,246	155,151
Selecta Biosciences, Inc. (a)(b)	2,673	8,714
Sera Prognostics, Inc.	646	4,438
Seres Therapeutics, Inc. (a)	18,222	151,789
Sesen Bio, Inc. (a)	53,193	43,352
Shattuck Labs, Inc. (a)	5,472	46,567
Sigilon Therapeutics, Inc.	148	408
Sorrento Therapeutics, Inc. (a)(b)	72,114	335,330
Spectrum Pharmaceuticals, Inc. (a)	41,634	52,875
Spero Therapeutics, Inc. (a)(b)	6,029	96,524
Springworks Therapeutics, Inc. (a)	7,711	477,928
Stoke Therapeutics, Inc. (a)	4,885	117,191
Summit Therapeutics, Inc. (a)	6,708	18,045
Sutro Biopharma, Inc. (a)	728	10,833
Syndax Pharmaceuticals, Inc. (a)	2,898	63,437
Syros Pharmaceuticals, Inc. (a)(b)	7,557	24,636
Talaris Therapeutics, Inc. (a)	3,745	57,261
Taysha Gene Therapies, Inc. (a)(b)	4,940	57,551
Tenaya Therapeutics, Inc. (a)(b)	2,096	39,719
TG Therapeutics, Inc. (a)	34,263	650,997
Travere Therapeutics, Inc. (a)	986	30,605
Trevena, Inc. (a)	16,185	9,428
Turning Point Therapeutics, Inc. (a)	1,342	64,013
Twist Bioscience Corp. (a)	12,532	969,851
Tyra Biosciences, Inc.	1,850	26,030
UroGen Pharma Ltd. (a)(b)	3,734	35,510
Vaxart, Inc. (a)(b)	29,171	182,902
Vaxcyte, Inc. (a)	3,000	71,370
VBI Vaccines, Inc. (a)	43,873	102,663
Vera Therapeutics, Inc. (a)	1,502	40,133
Verastem, Inc. (a)	44,998	92,246
Vericel Corp. (a)(b)	12,359	485,709
Verve Therapeutics, Inc. (b)	2,407	88,746
Vincerx Pharma, Inc. (a)	4,313	43,949
Vir Biotechnology, Inc. (a)	15,884	665,063
Viracta Therapeutics, Inc. (a)	1,978	7,220
VistaGen Therapeutics, Inc. (a)	42,588	83,047
Vor Biopharma, Inc. (a)	357	4,148
Werewolf Therapeutics, Inc. (a)(b)	4,607	54,869
Xencor, Inc. (a)	15,019	602,562
Xilio Therapeutics, Inc. (b)	1,116	17,856
XOMA Corp. (a)	94	1,960
Y-mAbs Therapeutics, Inc. (a)	9,102	147,543
Zentalis Pharmaceuticals, Inc. (a)	9,605	807,396
ZIOPHARM Oncology, Inc. (a)(b)	53,992	58,851
		44,547,791
Health Care Equipment & Supplies - 5.3%
Accelerate Diagnostics, Inc. (a)(b)	8,514	44,443
Accuray, Inc. (a)	23,713	113,111
Acutus Medical, Inc. (a)	4,826	16,457
Alphatec Holdings, Inc. (a)	17,035	194,710
Apyx Medical Corp. (a)	8,056	103,278
Asensus Surgical, Inc. (a)(b)	18,396	20,420
Aspira Women's Health, Inc. (a)	18,702	33,103
Atricure, Inc. (a)	11,844	823,513
Atrion Corp.	362	255,174
AxoGen, Inc. (a)	10,152	95,124
Axonics Modulation Technologies, Inc. (a)	12,182	682,192
BioLife Solutions, Inc. (a)	2,761	102,902
Bioventus, Inc.	5,344	77,435
Butterfly Network, Inc. Class A (a)(b)	33,279	222,637
Cardiovascular Systems, Inc. (a)	10,468	196,589
Cerus Corp. (a)	44,955	306,144
ClearPoint Neuro, Inc. (a)(b)	5,036	56,504
CONMED Corp.	7,664	1,086,449
Cryolife, Inc.(a)	8,595	174,908
CryoPort, Inc. (a)(b)	10,774	637,498
Cue Health, Inc. (b)	2,208	29,609
Cutera, Inc. (a)	4,718	194,948
CVRx, Inc.	1,696	20,742
CytoSorbents Corp. (a)	10,652	44,632
Eargo, Inc. (a)	8,002	40,810
Glaukos Corp. (a)	12,026	534,435
Haemonetics Corp. (a)	9,106	482,982
Heska Corp. (a)	2,586	471,919
Inari Medical, Inc. (a)	9,141	834,299
Inogen, Inc. (a)	5,192	176,528
Intersect ENT, Inc. (a)	8,655	236,368
IRadimed Corp. (a)	1,632	75,415
iRhythm Technologies, Inc. (a)	7,780	915,628
Lantheus Holdings, Inc. (a)	2,492	71,994
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	5,002	251,250
LivaNova PLC (a)	11,317	989,445
Lucid Diagnostics, Inc.	677	3,635
Meridian Bioscience, Inc. (a)	1,229	25,072
Merit Medical Systems, Inc. (a)	12,078	752,459
Neogen Corp. (a)	26,617	1,208,678
Neuronetics, Inc. (a)	5,994	26,733
NeuroPace, Inc. (a)(b)	1,887	19,021
Nevro Corp. (a)	9,131	740,250
NuVasive, Inc. (a)	13,606	714,043
Ortho Clinical Diagnostics Holdings PLC	31,748	679,090
OrthoPediatrics Corp. (a)	3,599	215,436
Outset Medical, Inc. (a)	12,447	573,682
Paragon 28, Inc.	1,905	33,699
PAVmed, Inc. (a)(b)	18,868	46,415
PROCEPT BioRobotics Corp.	1,525	38,140
Pulmonx Corp. (a)	6,989	224,137
Pulse Biosciences, Inc. (a)(b)	3,625	53,686
Quotient Ltd. (a)	20,441	52,942
Retractable Technologies, Inc. (a)(b)	4,865	33,714
RxSight, Inc.	1,744	19,620
Seaspine Holdings Corp. (a)	4,189	57,054
Senseonics Holdings, Inc. (a)(b)	114,413	305,483
Shockwave Medical, Inc. (a)	8,937	1,593,735
SI-BONE, Inc. (a)	8,554	189,984
Sientra, Inc. (a)(b)	13,735	50,407
Sight Sciences, Inc.	2,342	41,149
Silk Road Medical, Inc. (a)	9,052	385,706
Staar Surgical Co. (a)	12,589	1,149,376
Stereotaxis, Inc. (a)	12,828	79,534
SurModics, Inc. (a)	3,464	166,792
Tactile Systems Technology, Inc. (a)	4,994	95,036
TransMedics Group, Inc. (a)	6,851	131,265
Treace Medical Concepts, Inc. (a)	7,861	146,529
Utah Medical Products, Inc.	76	7,600
Vapotherm, Inc. (a)(b)	5,972	123,680
Varex Imaging Corp. (a)	1,292	40,763
ViewRay, Inc. (a)	36,476	200,983
Wright Medical Group NV (a)(c)	213	0
Zynex, Inc.	5,137	51,216
		20,890,339
Health Care Providers & Services - 3.8%
1Life Healthcare, Inc. (a)	30,804	541,226
Accolade, Inc. (a)	13,377	352,618
Addus HomeCare Corp. (a)	1,780	166,448
Agiliti, Inc. (a)(b)	6,114	141,600
AirSculpt Technologies, Inc. (a)	1,110	19,081
Alignment Healthcare, Inc. (a)	21,015	295,471
AMN Healthcare Services, Inc. (a)	12,435	1,521,174
Apollo Medical Holdings, Inc. (a)(b)	9,955	731,493
Apria, Inc.	2,432	79,283
Aveanna Healthcare Holdings, Inc. (a)	10,345	76,553
Biodesix, Inc. (a)	3,141	16,616
Castle Biosciences, Inc. (a)	5,212	223,438
Community Health Systems, Inc. (a)	28,441	378,550
Corvel Corp. (a)	2,305	479,440
Cross Country Healthcare, Inc. (a)	1,172	32,535
Fulgent Genetics, Inc. (a)(b)	689	69,307
Hanger, Inc. (a)	9,758	176,913
HealthEquity, Inc. (a)	21,606	955,849
InfuSystems Holdings, Inc. (a)	4,771	81,250
Innovage Holding Corp. (a)(b)	4,716	23,580
LHC Group, Inc. (a)	8,086	1,109,642
LifeStance Health Group, Inc.	7,523	71,619
MEDNAX, Inc. (a)	10,533	286,603
Modivcare, Inc. (a)	1,094	162,229
National Research Corp. Class A	3,614	150,053
Ontrak, Inc. (a)(b)	2,377	14,951
Owens & Minor, Inc.	15,809	687,692
Patterson Companies, Inc.	5,693	167,090
Pennant Group, Inc. (a)	6,673	154,013
PetIQ, Inc. Class A (a)(b)	7,011	159,220
Privia Health Group, Inc. (a)(b)	4,221	109,197
Progyny, Inc. (a)	17,136	862,798
R1 RCM, Inc. (a)	31,479	802,400
RadNet, Inc. (a)	12,006	361,501
Select Medical Holdings Corp.	29,232	859,421
Sharps Compliance Corp. (a)	4,850	34,581
SOC Telemed, Inc. Class A (a)	12,866	16,468
Surgery Partners, Inc. (a)	8,908	475,776
Tenet Healthcare Corp. (a)	3,362	274,642
The Ensign Group, Inc.	13,857	1,163,434
The Joint Corp. (a)	3,684	242,002
Tivity Health, Inc. (a)	6,665	176,223
U.S. Physical Therapy, Inc.	3,374	322,386
Viemed Healthcare, Inc. (a)	1,602	8,362
		15,034,728
Health Care Technology - 1.7%
Convey Health Solutions Holdin	2,205	18,434
Evolent Health, Inc. (a)	4,132	114,332
Forian, Inc. (a)	4,397	39,661
Health Catalyst, Inc. (a)(b)	13,880	549,926
iCAD, Inc. (a)	5,722	41,198
Inspire Medical Systems, Inc. (a)	7,109	1,635,497
MultiPlan Corp. Class A (a)(b)	15,348	67,992
NantHealth, Inc. (a)	3,288	3,469
Omnicell, Inc. (a)	11,562	2,086,247
OptimizeRx Corp. (a)(b)	4,602	285,830
Phreesia, Inc. (a)	13,150	547,829
Schrodinger, Inc. (a)	11,990	417,612
Simulations Plus, Inc.	4,096	193,741
Tabula Rasa HealthCare, Inc. (a)(b)	5,858	87,870
Vocera Communications, Inc. (a)	9,097	589,849
		6,679,487
Life Sciences Tools & Services - 1.5%
Absci Corp. (b)	2,096	17,187
Akoya Biosciences, Inc. (a)	3,508	53,707
Alpha Teknova, Inc.	1,039	21,279
Berkeley Lights, Inc. (a)	12,922	234,922
BioNano Genomics, Inc. (a)(b)	77,714	232,365
ChromaDex, Inc. (a)(b)	12,523	46,836
Codex DNA, Inc.	1,271	13,727
Codexis, Inc. (a)	15,942	498,506
Cytek Biosciences, Inc. (b)	3,433	56,027
Fluidigm Corp. (a)(b)	2,012	7,887
Harvard Bioscience, Inc. (a)	9,344	65,875
Inotiv, Inc. (a)(b)	3,870	162,811
IsoPlexis Corp. (b)	1,251	11,497
MaxCyte, Inc. (b)	14,611	148,886
Medpace Holdings, Inc. (a)	7,671	1,669,516
Nanostring Technologies, Inc. (a)	11,114	469,344
NeoGenomics, Inc. (a)	29,995	1,023,429
Pacific Biosciences of California, Inc. (a)	23,662	484,125
Personalis, Inc. (a)	867	12,372
Quanterix Corp. (a)	8,173	346,535
Rapid Micro Biosystems, Inc.	1,237	13,162
Seer, Inc. (b)	4,269	97,376
Singular Genomics Systems, Inc. (a)	1,794	20,739
		5,708,110
Pharmaceuticals - 2.0%
9 Meters Biopharma, Inc. (a)	59,043	57,785
Aclaris Therapeutics, Inc. (a)	13,356	194,196
Aerie Pharmaceuticals, Inc. (a)(b)	11,027	77,410
Amneal Pharmaceuticals, Inc. (a)	25,952	124,310
Amphastar Pharmaceuticals, Inc. (a)	2,826	65,818
Ampio Pharmaceuticals, Inc. (a)(b)	50,162	28,592
Angion Biomedica Corp.	5,356	15,532
Antares Pharma, Inc. (a)	44,706	159,600
Arvinas Holding Co. LLC (a)	12,441	1,021,904
Atea Pharmaceuticals, Inc. (a)	1,574	14,072
Axsome Therapeutics, Inc. (a)(b)	7,287	275,303
Biodelivery Sciences International, Inc. (a)	24,523	76,021
Cassava Sciences, Inc. (a)(b)	10,051	439,229
Collegium Pharmaceutical, Inc. (a)	9,042	168,905
Corcept Therapeutics, Inc. (a)	25,245	499,851
CorMedix, Inc. (a)	787	3,581
DICE Therapeutics, Inc.	2,107	53,328
Durect Corp. (a)	58,159	57,339
Edgewise Therapeutics, Inc. (a)(b)	10,111	154,496
Esperion Therapeutics, Inc. (a)	6,982	34,910
Evolus, Inc. (a)(b)	8,697	56,617
Harmony Biosciences Holdings, Inc. (a)	6,158	262,577
Ikena Oncology, Inc. (a)(b)	550	6,897
Innoviva, Inc. (a)	1,028	17,733
Intra-Cellular Therapies, Inc. (a)	18,700	978,758
Kala Pharmaceuticals, Inc. (a)(b)	7,971	9,645
Kaleido Biosciences, Inc. (a)(b)	4,286	10,244
KemPharm, Inc. (a)(b)	3,880	33,795
Landos Biopharma, Inc.	1,098	5,270
Marinus Pharmaceuticals, Inc. (a)	9,721	115,485
Mind Medicine (MindMed), Inc. (a)(b)	92,051	127,030
NGM Biopharmaceuticals, Inc. (a)	647	11,458
Nuvation Bio, Inc. (a)(b)	35,429	301,147
Ocular Therapeutix, Inc. (a)	20,232	141,017
Omeros Corp. (a)(b)	15,700	100,951
Oramed Pharmaceuticals, Inc. (a)(b)	7,890	112,669
Pacira Biosciences, Inc. (a)	11,695	703,688
Paratek Pharmaceuticals, Inc. (a)(b)	13,084	58,747
Phathom Pharmaceuticals, Inc. (a)(b)	5,184	101,969
Phibro Animal Health Corp. Class A	5,134	104,836
Pliant Therapeutics, Inc. (a)	5,682	76,707
Rain Therapeutics, Inc.(a)(b)	2,788	35,909
Reata Pharmaceuticals, Inc. (a)	6,201	163,520
Relmada Therapeutics, Inc. (a)	3,996	90,030
Revance Therapeutics, Inc. (a)	18,707	305,298
Seelos Therapeutics, Inc. (a)	25,160	41,011
SIGA Technologies, Inc. (a)	12,175	91,556
Tarsus Pharmaceuticals, Inc. (a)	1,707	38,408
Terns Pharmaceuticals, Inc.	2,367	16,735
TherapeuticsMD, Inc. (a)	103,423	36,767
Theravance Biopharma, Inc. (a)	14,261	157,584
Theseus Pharmaceuticals, Inc. (b)	1,730	21,936
Ventyx Biosciences, Inc.	1,560	30,982
Verrica Pharmaceuticals, Inc. (a)(b)	3,269	29,944
WAVE Life Sciences (a)	11,780	36,989
		7,956,091

TOTAL HEALTH CARE		100,816,546

INDUSTRIALS - 15.2%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings, Inc.	15,572	728,147
AeroVironment, Inc. (a)	5,887	365,171
Byrna Technologies, Inc. (a)	4,753	63,453
Cadre Holding, Inc.	607	15,430
Kratos Defense & Security Solutions, Inc. (a)	7,370	142,978
PAE, Inc. (a)	17,835	177,102
		1,492,281
Air Freight & Logistics - 0.2%
Forward Air Corp.	7,099	859,618
Airlines - 0.3%
Allegiant Travel Co. (a)	4,033	754,332
Frontier Group Holdings, Inc. (a)(b)	8,872	120,393
Sun Country Airlines Holdings, Inc. (a)	8,536	232,606
		1,107,331
Building Products - 1.7%
AAON, Inc.	10,985	872,539
Cornerstone Building Brands, Inc. (a)	14,335	250,002
CSW Industrials, Inc.	3,877	468,574
Gibraltar Industries, Inc. (a)	2,471	164,766
Insteel Industries, Inc.	405	16,123
Jeld-Wen Holding, Inc. (a)	9,682	255,218
Masonite International Corp. (a)	6,300	743,085
PGT Innovations, Inc. (a)	7,148	160,759
Resideo Technologies, Inc. (a)	4,420	115,053
Simpson Manufacturing Co. Ltd.	11,494	1,598,471
UFP Industries, Inc.	14,403	1,325,220
Zurn Water Solutions Corp.	16,739	609,300
		6,579,110
Commercial Services & Supplies - 1.6%
Aris Water Solution, Inc. Class A	2,237	28,969
Casella Waste Systems, Inc. Class A (a)	11,983	1,023,588
Cimpress PLC (a)	4,655	333,345
Harsco Corp. (a)	8,690	145,210
Healthcare Services Group, Inc.	10,433	185,603
Heritage-Crystal Clean, Inc. (a)	1,616	51,744
HNI Corp.	1,137	47,811
Interface, Inc.	3,432	54,740
Montrose Environmental Group, Inc. (a)	6,902	486,660
Pitney Bowes, Inc.	46,387	307,546
SP Plus Corp. (a)	5,912	166,837
Tetra Tech, Inc.	14,254	2,420,329
The Brink's Co.	12,733	834,903
U.S. Ecology, Inc. (a)	858	27,405
Viad Corp. (a)	5,236	224,048
		6,338,738
Construction & Engineering - 1.4%
Ameresco, Inc. Class A (a)	8,198	667,645
Comfort Systems U.S.A., Inc.	9,421	932,114
Construction Partners, Inc. Class A (a)	7,584	223,045
Dycom Industries, Inc. (a)	6,326	593,126
EMCOR Group, Inc.	1,425	181,531
IES Holdings, Inc. (a)	2,295	116,219
Infrastructure and Energy Alternatives, Inc. (a)	3,163	29,100
MYR Group, Inc. (a)	3,275	362,051
NV5 Global, Inc. (a)	818	112,982
Sterling Construction Co., Inc. (a)	1,478	38,871
Willscot Mobile Mini Holdings (a)	56,038	2,288,592
		5,545,276
Electrical Equipment - 1.4%
Advent Technologies Holdings, Inc. Class A (a)(b)	3,075	21,556
Allied Motion Technologies, Inc.	2,848	103,924
Array Technologies, Inc. (a)	7,887	123,747
Atkore, Inc. (a)	12,181	1,354,405
Babcock & Wilcox Enterprises, Inc. (a)	4,267	38,488
Beam Global (a)(b)	2,108	39,209
Blink Charging Co. (a)(b)	9,692	256,935
Bloom Energy Corp. Class A (a)	37,660	825,884
EnerSys	1,227	97,007
Eos Energy Enterprises, Inc. (a)(b)	11,790	88,661
FTC Solar, Inc. (a)(b)	4,924	37,225
FuelCell Energy, Inc. (a)(b)	75,553	392,876
GrafTech International Ltd.	46,843	554,153
Romeo Power, Inc. (a)(b)	26,728	97,557
Stem, Inc. (a)(b)	30,207	573,027
TPI Composites, Inc. (a)	9,617	143,870
Vicor Corp. (a)	5,628	714,643
		5,463,167
Machinery - 4.0%
AgEagle Aerial Systems, Inc. (a)	12,209	19,168
Alamo Group, Inc.	2,304	339,103
Albany International Corp. Class A	1,576	139,397
Blue Bird Corp. (a)	1,907	29,825
Chart Industries, Inc. (a)	5,825	929,029
CIRCOR International, Inc. (a)	4,836	131,442
Commercial Vehicle Group, Inc. (a)	2,965	23,898
Desktop Metal, Inc. (a)(b)	32,035	158,573
Douglas Dynamics, Inc.	5,776	225,611
Energy Recovery, Inc. (a)	11,050	237,465
Enerpac Tool Group Corp. Class A	15,778	319,978
ESCO Technologies, Inc.	515	46,345
Evoqua Water Technologies Corp. (a)	30,553	1,428,353
Federal Signal Corp.	15,870	687,806
Franklin Electric Co., Inc.	12,185	1,152,214
Gorman-Rupp Co.	947	42,189
Helios Technologies, Inc.	8,526	896,679
Hillenbrand, Inc.	10,543	548,131
Hydrofarm Holdings Group, Inc. (b)	10,388	293,877
Hyliion Holdings Corp. Class A (a)(b)	6,186	38,353
John Bean Technologies Corp.	8,270	1,269,941
Kadant, Inc.	3,029	698,124
Lindsay Corp.	2,608	396,416
Luxfer Holdings PLC sponsored	2,897	55,941
Meritor, Inc. (a)	15,252	377,945
Mueller Industries, Inc.	5,752	341,439
Mueller Water Products, Inc. Class A	2,595	37,368
Nikola Corp. (a)(b)	60,187	594,046
Omega Flex, Inc.	800	101,560
Proto Labs, Inc. (a)	1,176	60,388
RBC Bearings, Inc. (a)	1,052	212,472
REV Group, Inc.	1,132	16,018
SPX Corp. (a)	9,625	574,420
SPX Flow, Inc.	870	75,238
Tennant Co.	4,803	389,235
Terex Corp.	18,153	797,824
The Shyft Group, Inc.	9,109	447,525
Titan International, Inc. (a)	2,220	24,331
Wabash National Corp.	730	14,250
Watts Water Technologies, Inc. Class A	4,062	788,719
Welbilt, Inc. (a)	34,239	813,861
		15,774,497
Professional Services - 2.3%
ASGN, Inc. (a)	12,039	1,485,613
Atlas Technical Consultants, Inc. (a)	326	2,745
CRA International, Inc.	1,573	146,855
Exponent, Inc.	13,724	1,602,003
First Advantage Corp.	13,298	253,194
Forrester Research, Inc. (a)	2,927	171,903
Franklin Covey Co. (a)	3,295	152,756
Heidrick & Struggles International, Inc.	2,153	94,151
Hirequest, Inc.	1,083	21,833
HireRight Holdings Corp.	2,562	40,992
Huron Consulting Group, Inc. (a)	622	31,038
Insperity, Inc.	9,572	1,130,549
KBR, Inc.	32,664	1,555,460
Kforce, Inc.	5,319	400,095
Sterling Check Corp.	1,893	38,825
TriNet Group, Inc. (a)	10,705	1,019,758
Upwork, Inc. (a)	31,218	1,066,407
Willdan Group, Inc. (a)	2,294	80,749
		9,294,926
Road & Rail - 0.7%
Daseke, Inc. (a)	10,507	105,490
HyreCar, Inc. (a)	4,772	22,476
P.A.M. Transportation Services, Inc.	156	11,078
Saia, Inc. (a)	7,010	2,362,580
Universal Logistics Holdings, Inc.	1,566	29,535
Werner Enterprises, Inc.	1,833	87,361
Yellow Corp. (a)	766	9,644
		2,628,164
Trading Companies & Distributors - 1.2%
Alta Equipment Group, Inc. (a)	852	12,473
Applied Industrial Technologies, Inc.	10,150	1,042,405
Beacon Roofing Supply, Inc. (a)	11,166	640,370
BlueLinx Corp. (a)	2,447	234,325
Boise Cascade Co.	2,270	161,624
Custom Truck One Source, Inc. Class A (a)	4,232	33,856
EVI Industries, Inc. (a)	1,484	46,345
Global Industrial Co.	2,564	104,868
H&E Equipment Services, Inc.	8,470	374,967
Herc Holdings, Inc.	6,617	1,035,891
Karat Packaging, Inc. (a)	1,169	23,625
Lawson Products, Inc. (a)	1,207	66,083
McGrath RentCorp.	4,373	350,977
Textainer Group Holdings Ltd.	1,690	60,350
Transcat, Inc. (a)	1,832	169,332
WESCO International, Inc. (a)	2,180	286,866
		4,644,357

TOTAL INDUSTRIALS		59,727,465

INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 0.9%
ADTRAN, Inc.	798	18,218
CalAmp Corp. (a)	8,993	63,491
Calix, Inc. (a)	12,096	967,317
Cambium Networks Corp. (a)	2,932	75,147
Casa Systems, Inc. (a)	8,009	45,411
Clearfield, Inc. (a)	3,044	256,974
DZS, Inc. (a)	1,853	30,056
EMCORE Corp. (a)	1,721	12,013
Extreme Networks, Inc. (a)	33,620	527,834
Harmonic, Inc. (a)	4,422	52,003
Infinera Corp. (a)(b)	48,353	463,705
Inseego Corp. (a)(b)	4,628	26,981
Plantronics, Inc. (a)	4,608	135,199
Viavi Solutions, Inc. (a)	55,996	986,650
		3,660,999
Electronic Equipment & Components - 2.9%
908 Devices, Inc.	4,923	127,358
Advanced Energy Industries, Inc.	9,989	909,598
Akoustis Technologies, Inc. (a)	13,093	87,461
Arlo Technologies, Inc. (a)	22,177	232,637
Badger Meter, Inc.	7,697	820,192
CTS Corp.	1,759	64,590
Fabrinet (a)	8,374	992,068
FARO Technologies, Inc. (a)	2,374	166,227
Identiv, Inc. (a)	5,240	147,454
II-VI, Inc. (a)(b)	26,052	1,780,133
Insight Enterprises, Inc. (a)	3,152	336,003
Iteris, Inc. (a)	10,988	43,952
Itron, Inc. (a)	9,796	671,222
Kimball Electronics, Inc. (a)	160	3,482
Luna Innovations, Inc. (a)	8,236	69,512
MicroVision, Inc. (a)(b)	43,607	218,471
Napco Security Technologies, Inc.	3,761	187,975
nLIGHT, Inc. (a)	11,576	277,245
Novanta, Inc. (a)	9,306	1,640,927
OSI Systems, Inc. (a)	377	35,136
Ouster, Inc. (a)(b)	41,041	213,413
Par Technology Corp. (a)(b)	6,663	351,607
Plexus Corp. (a)	6,488	622,134
Rogers Corp. (a)	4,332	1,182,636
Velodyne Lidar, Inc. (a)(b)	20,006	92,828
Vishay Intertechnology, Inc.	4,939	108,016
		11,382,277
IT Services - 2.6%
BigCommerce Holdings, Inc. (a)	12,828	453,726
Brightcove, Inc. (a)	10,805	110,427
Cantaloupe, Inc. (a)	15,334	136,166
Cass Information Systems, Inc.	443	17,419
CSG Systems International, Inc.	3,888	224,027
Digitalocean Holdings, Inc. (a)(b)	12,666	1,017,460
EVERTEC, Inc.	15,927	796,031
EVO Payments, Inc. Class A (a)	12,607	322,739
ExlService Holdings, Inc. (a)	8,635	1,250,089
Flywire Corp. (a)	14,019	533,563
GreenBox POS (a)	4,885	20,517
Grid Dynamics Holdings, Inc. (a)	11,939	453,324
Hackett Group, Inc.	5,781	118,684
i3 Verticals, Inc. Class A (a)	5,872	133,823
IBEX Ltd. (a)	1,599	20,611
International Money Express, Inc. (a)	8,949	142,826
Maximus, Inc.	16,146	1,286,352
Paya Holdings, Inc. (a)	23,572	149,446
Perficient, Inc. (a)	8,589	1,110,472
Priority Technology Holdings, Inc. (a)	2,645	18,727
Rackspace Technology, Inc. (a)(b)	10,447	140,721
Remitly Global, Inc. (b)	2,752	56,746
Repay Holdings Corp. (a)	10,221	186,738
Ttec Holdings, Inc.	4,899	443,604
Tucows, Inc. (a)	2,470	207,035
Unisys Corp. (a)	13,650	280,781
Verra Mobility Corp. (a)	38,162	588,840
		10,220,894
Semiconductors & Semiconductor Equipment - 6.4%
Alpha & Omega Semiconductor Ltd. (a)	4,646	281,362
Ambarella, Inc. (a)	9,319	1,890,732
Amkor Technology, Inc.	5,624	139,419
Atomera, Inc. (a)(b)	5,358	107,803
Axcelis Technologies, Inc. (a)	8,799	656,053
CEVA, Inc. (a)	5,966	257,970
CMC Materials, Inc.	7,482	1,434,225
Cohu, Inc. (a)	11,098	422,723
Diodes, Inc. (a)	8,869	973,905
FormFactor, Inc. (a)	18,009	823,371
Ichor Holdings Ltd. (a)	4,829	222,279
Impinj, Inc. (a)	5,007	444,121
Kopin Corp. (a)	20,521	83,931
Kulicke & Soffa Industries, Inc.	16,166	978,690
Lattice Semiconductor Corp. (a)	35,878	2,764,759
MACOM Technology Solutions Holdings, Inc. (a)	12,844	1,005,685
MaxLinear, Inc. Class A (a)	18,761	1,414,392
Meta Materials, Inc. (a)(b)	53,018	130,424
NVE Corp.	1,094	74,720
Onto Innovation, Inc. (a)	4,064	411,399
Power Integrations, Inc.	15,936	1,480,295
Semtech Corp. (a)	17,066	1,517,679
Silicon Laboratories, Inc. (a)	10,484	2,164,107
SiTime Corp. (a)	4,205	1,230,131
SkyWater Technology, Inc. (a)(b)	1,915	31,061
SMART Global Holdings, Inc. (a)	4,609	327,193
SunPower Corp. (a)(b)	16,784	350,282
Synaptics, Inc. (a)	10,332	2,991,200
Ultra Clean Holdings, Inc. (a)	11,773	675,299
		25,285,210
Software - 10.1%
8x8, Inc. (a)	29,825	499,867
A10 Networks, Inc.	13,330	221,011
ACI Worldwide, Inc. (a)	31,139	1,080,523
Agilysys, Inc. (a)	5,085	226,079
Alarm.com Holdings, Inc. (a)	12,540	1,063,517
Alkami Technology, Inc. (a)	6,985	140,119
Altair Engineering, Inc. Class A (a)	12,305	951,423
American Software, Inc. Class A	6,308	165,080
AppFolio, Inc. (a)	5,038	609,900
Appian Corp. Class A (a)(b)	10,409	678,771
Arteris, Inc.	806	17,015
Asana, Inc. (a)	17,281	1,288,299
Avaya Holdings Corp. (a)	21,570	427,086
AvidXchange Holdings, Inc.	5,583	84,080
Benefitfocus, Inc. (a)	4,661	49,686
Blackbaud, Inc. (a)	12,617	996,491
BlackLine, Inc. (a)	14,364	1,487,249
Bottomline Technologies, Inc. (a)	2,045	115,481
Box, Inc. Class A (a)	36,797	963,713
BTRS Holdings, Inc. (a)	17,595	137,593
Cerence, Inc. (a)(b)	10,007	766,936
ChannelAdvisor Corp. (a)	5,676	140,084
CommVault Systems, Inc. (a)	12,139	836,620
Consensus Cloud Solutions, Inc. (a)	4,244	245,600
CoreCard Corp. (a)	1,907	73,992
Couchbase, Inc.	1,925	48,048
CS Disco, Inc. (b)	899	32,139
Digimarc Corp. (a)(b)	3,345	132,061
Digital Turbine, Inc. (a)	24,028	1,465,468
Domo, Inc. Class B (a)	7,466	370,314
eGain Communications Corp. (a)	2,472	24,671
Enfusion, Inc. Class A	4,330	90,670
EngageSmart, Inc.	3,222	77,715
Envestnet, Inc. (a)	13,418	1,064,584
EverCommerce, Inc.	3,280	51,660
Instructure Holdings, Inc.	607	14,556
Intapp, Inc.	2,101	52,861
InterDigital, Inc.	3,165	226,709
JFrog Ltd. (a)	14,143	420,047
Kaltura, Inc.	2,156	7,266
LivePerson, Inc. (a)	17,361	620,135
Marathon Digital Holdings, Inc. (a)(b)	1,548	50,867
MeridianLink, Inc.	2,505	54,058
MicroStrategy, Inc. Class A (a)(b)	2,234	1,216,391
Mimecast Ltd. (a)	16,093	1,280,520
Mitek Systems, Inc. (a)	11,360	201,640
Model N, Inc. (a)	8,661	260,090
Momentive Global, Inc. (a)	34,257	724,536
ON24, Inc. (a)	4,690	81,372
Onespan, Inc. (a)	9,095	153,978
Pagerduty, Inc. (a)	21,762	756,230
Progress Software Corp.	11,619	560,849
PROS Holdings, Inc. (a)	10,546	363,732
Q2 Holdings, Inc. (a)	14,458	1,148,544
Qualys, Inc. (a)	8,985	1,232,922
Rapid7, Inc. (a)	14,840	1,746,520
Rekor Systems, Inc. (a)(b)	5,847	38,298
Rimini Street, Inc. (a)	11,801	70,452
Riot Blockchain, Inc. (a)(b)	23,540	525,648
SailPoint Technologies Holding, Inc. (a)	24,128	1,166,348
Sapiens International Corp. NV	8,188	282,077
ShotSpotter, Inc. (a)	2,225	65,682
Sprout Social, Inc. (a)	11,973	1,085,831
SPS Commerce, Inc. (a)	9,536	1,357,450
Stronghold Digital Mining, Inc. Class A	1,425	18,311
Sumo Logic, Inc. (a)	23,267	315,501
Telos Corp. (a)	10,574	163,051
Tenable Holdings, Inc. (a)	24,429	1,345,305
Upland Software, Inc. (a)	7,551	135,465
Varonis Systems, Inc. (a)	28,363	1,383,547
Veritone, Inc. (a)(b)	7,587	170,556
Viant Technology, Inc.	3,047	29,571
Vonage Holdings Corp. (a)	63,679	1,323,886
Weave Communications, Inc.	928	14,087
Workiva, Inc. (a)	11,313	1,476,233
Yext, Inc. (a)	30,111	298,701
Zuora, Inc. (a)	29,527	551,564
		39,614,932
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	29,945	645,015
Avid Technology, Inc. (a)	9,560	311,369
Corsair Gaming, Inc. (a)(b)	7,403	155,537
Diebold Nixdorf, Inc. (a)	18,760	169,778
Eastman Kodak Co. (a)(b)	10,592	49,571
Turtle Beach Corp. (a)	3,211	71,477
		1,402,747

TOTAL INFORMATION TECHNOLOGY		91,567,059

MATERIALS - 3.0%
Chemicals - 2.0%
American Vanguard Corp.	1,474	24,159
Amyris, Inc. (a)(b)	5,215	28,213
Avient Corp.	2,548	142,561
Balchem Corp.	8,469	1,427,873
Cabot Corp.	14,828	833,334
Chase Corp.	466	46,395
Danimer Scientific, Inc. (a)(b)	24,093	205,272
Ferro Corp. (a)	17,486	381,719
H.B. Fuller Co.	2,424	196,344
Hawkins, Inc.	3,361	132,591
Ingevity Corp. (a)	10,470	750,699
Innospec, Inc.	1,954	176,524
Kronos Worldwide, Inc.	176	2,642
Livent Corp. (a)	42,844	1,044,537
Marrone Bio Innovations, Inc. (a)	27,203	19,592
Orion Engineered Carbons SA (a)	15,689	288,050
PureCycle Technologies, Inc. (a)(b)	13,972	133,712
Quaker Houghton	3,567	823,192
Sensient Technologies Corp.	5,717	572,043
Stepan Co.	477	59,286
Tredegar Corp.	5,030	59,455
Trinseo PLC	10,279	539,236
Zymergen, Inc. (a)	4,098	27,416
		7,914,845
Construction Materials - 0.0%
Forterra, Inc. (a)	7,609	180,942
United States Lime & Minerals, Inc.	35	4,516
		185,458
Containers & Packaging - 0.2%
Greif, Inc. Class A	1,113	67,192
Myers Industries, Inc.	4,693	93,907
O-I Glass, Inc. (a)	41,350	497,441
Ranpak Holdings Corp. (A Shares) (a)	1,729	64,976
UFP Technologies, Inc. (a)	118	8,291
		731,807
Metals & Mining - 0.8%
Allegheny Technologies, Inc. (a)	20,111	320,368
Century Aluminum Co. (a)	763	12,635
Coeur d'Alene Mines Corp. (a)	46,369	233,700
Compass Minerals International, Inc.	8,921	455,685
Gatos Silver, Inc. (a)	10,237	106,260
Hecla Mining Co.	41,218	215,158
Kaiser Aluminum Corp.	494	46,406
Materion Corp.	2,059	189,304
MP Materials Corp. (a)(b)	20,045	910,444
Novagold Resources, Inc. (a)	62,461	428,482
Perpetua Resources Corp. (a)	8,130	38,618
PolyMet Mining Corp. (a)	1,831	4,578
Ryerson Holding Corp.	2,773	72,237
Schnitzer Steel Industries, Inc. Class A	579	30,062
Warrior Metropolitan Coal, Inc.	1,228	31,572
		3,095,509

TOTAL MATERIALS		11,927,619

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexanders, Inc.	671	174,661
American Finance Trust, Inc.	4,672	42,655
CatchMark Timber Trust, Inc.	10,873	94,704
Clipper Realty, Inc.	3,497	34,760
Community Healthcare Trust, Inc.	5,050	238,714
EastGroup Properties, Inc.	11,038	2,515,008
Gladstone Commercial Corp.	4,379	112,847
Gladstone Land Corp.	5,272	177,983
Indus Realty Trust, Inc.	1,321	107,080
Monmouth Real Estate Investment Corp. Class A	5,099	107,130
National Storage Affiliates Trust	22,288	1,542,330
NexPoint Residential Trust, Inc.	1,485	124,488
Outfront Media, Inc.	8,377	224,671
Phillips Edison & Co., Inc.	1,042	34,428
PS Business Parks, Inc.	4,864	895,803
Ryman Hospitality Properties, Inc. (a)	13,213	1,215,067
Safehold, Inc.	4,128	329,621
Saul Centers, Inc.	3,549	188,168
Tanger Factory Outlet Centers, Inc.	7,708	148,610
UMH Properties, Inc.	10,902	297,952
Universal Health Realty Income Trust (SBI)	3,533	210,108
		8,816,788
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	36,527	812,360
eXp World Holdings, Inc.	16,742	564,038
Fathom Holdings, Inc. (a)	1,684	34,455
Forestar Group, Inc. (a)	1,323	28,775
Marcus & Millichap, Inc. (a)	681	35,044
Newmark Group, Inc.	39,185	732,760
Rafael Holdings, Inc. (a)(b)	2,574	13,127
Redfin Corp. (a)(b)	27,357	1,050,235
The RMR Group, Inc.	375	13,005
The St. Joe Co.	8,840	460,122
		3,743,921

TOTAL REAL ESTATE		12,560,709

UTILITIES - 0.4%
Electric Utilities - 0.0%
Via Renewables, Inc. Class A, (b)	3,147	35,970
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	3,772	126,287
Class C	4,178	150,533
Sunnova Energy International, Inc. (a)	3,450	96,324
		373,144
Water Utilities - 0.3%
American States Water Co.	5,128	530,440
Cadiz, Inc. (a)	871	3,362
Global Water Resources, Inc.	3,419	58,465
Middlesex Water Co.	1,711	205,833
Pure Cycle Corp. (a)	5,143	75,088
York Water Co.	2,216	110,312
		983,500

TOTAL UTILITIES		1,392,614

TOTAL COMMON STOCKS
(Cost $358,509,283)		391,951,838
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $2,000)(d)	2,000	1,979
	Shares	Value

Money Market Funds - 9.8%
Fidelity Cash Central Fund 0.08% (e)	2,922,936	2,923,520
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	35,449,832	35,453,377
TOTAL MONEY MARKET FUNDS
(Cost $38,376,897)		38,376,897
TOTAL INVESTMENT IN SECURITIES - 109.6%
(Cost $396,888,180)		430,330,714
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(37,571,766)
NET ASSETS - 100%		$392,758,948

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	11	March 2022	$1,233,540	$35,494	$35,494

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$3,611,183	$121,517,501	$122,205,164	$820	$--	$--	$2,923,520	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	23,413,705	68,823,243	56,783,571	122,986	--	--	35,453,377	0.1%
Total	$27,024,888	$190,340,744	$178,988,735	$123,806	$--	$--	$38,376,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,458,434	$10,458,434	$--	$--
Consumer Discretionary	57,478,650	57,478,650	--	--
Consumer Staples	15,297,479	15,297,479	--	--
Energy	8,834,409	8,834,409	--	--
Financials	21,890,854	21,890,854	--	--
Health Care	100,816,546	100,816,497	--	49
Industrials	59,727,465	59,727,465	--	--
Information Technology	91,567,059	91,567,059	--	--
Materials	11,927,619	11,927,619	--	--
Real Estate	12,560,709	12,560,709	--	--
Utilities	1,392,614	1,392,614	--	--
Corporate Bonds	1,979	--	1,979	--
Money Market Funds	38,376,897	38,376,897	--	--
Total Investments in Securities:	$430,330,714	$430,328,686	$1,979	$49
Derivative Instruments:
Assets
Futures Contracts	$35,494	$35,494	$--	$--
Total Assets	$35,494	$35,494	$--	$--
Total Derivative Instruments:	$35,494	$35,494	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$35,494	$0
Total Equity Risk	35,494	0
Total Value of Derivatives	$35,494	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $33,988,349) — See accompanying schedule: Unaffiliated issuers (cost $358,511,283)	$391,953,817
Fidelity Central Funds (cost $38,376,897)	38,376,897
Total Investment in Securities (cost $396,888,180)		$430,330,714
Segregated cash with brokers for derivative instruments		168,000
Cash		2,818
Receivable for fund shares sold		430,929
Dividends receivable		70,180
Interest receivable		5
Distributions receivable from Fidelity Central Funds		15,672
Total assets		431,018,318
Liabilities
Payable for investments purchased	$1,992,210
Payable for fund shares redeemed	791,557
Accrued management fee	16,091
Payable for daily variation margin on futures contracts	6,135
Collateral on securities loaned	35,453,377
Total liabilities		38,259,370
Net Assets		$392,758,948
Net Assets consist of:
Paid in capital		$365,612,524
Total accumulated earnings (loss)		27,146,424
Net Assets		$392,758,948
Net Asset Value, offering price and redemption price per share ($392,758,948 ÷ 13,925,299 shares)		$28.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Dividends		$985,804
Non-Cash dividends		166,347
Interest		5
Income from Fidelity Central Funds (including $122,986 from security lending)		123,806
Total income		1,275,962
Expenses
Management fee	$91,130
Independent trustees' fees and expenses	595
Interest	265
Total expenses before reductions	91,990
Expense reductions	(10)
Total expenses after reductions		91,980
Net investment income (loss)		1,183,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,862,327)
Futures contracts	55,888
Total net realized gain (loss)		(2,806,439)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(20,045,221)
Futures contracts	12,836
Total change in net unrealized appreciation (depreciation)		(20,032,385)
Net gain (loss)		(22,838,824)
Net increase (decrease) in net assets resulting from operations		$(21,654,842)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,183,982	$976,094
Net realized gain (loss)	(2,806,439)	7,352,661
Change in net unrealized appreciation (depreciation)	(20,032,385)	48,212,693
Net increase (decrease) in net assets resulting from operations	(21,654,842)	56,541,448
Distributions to shareholders	(11,137,021)	(1,210,023)
Share transactions
Proceeds from sales of shares	176,881,085	347,009,445
Reinvestment of distributions	9,762,975	1,096,444
Cost of shares redeemed	(98,018,523)	(120,725,110)
Net increase (decrease) in net assets resulting from share transactions	88,625,537	227,380,779
Total increase (decrease) in net assets	55,833,674	282,712,204
Net Assets
Beginning of period	336,925,274	54,213,070
End of period	$392,758,948	$336,925,274
Other Information
Shares
Sold	6,054,622	12,370,566
Issued in reinvestment of distributions	339,083	42,995
Redeemed	(3,372,416)	(4,133,077)
Net increase (decrease)	3,021,289	8,280,484

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$30.90	$20.66	$20.00
Income from Investment Operations
Net investment income (loss)B	.09	.14	.15
Net realized and unrealized gain (loss)	(1.82)	10.38	.57
Total from investment operations	(1.73)	10.52	.72
Distributions from net investment income	(.16)	(.11)	(.05)
Distributions from net realized gain	(.81)	(.18)	(.01)
Total distributions	(.97)	(.28)C	(.06)
Net asset value, end of period	$28.20	$30.90	$20.66
Total ReturnD,E	(5.66)%	51.31%	3.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%H
Expenses net of all reductions	.05%H	.05%	.05%H
Net investment income (loss)	.65%H	.49%	.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$392,759	$336,925	$54,213
Portfolio turnover rateI	31%H	62%	69%H

 A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021

% of fund's net assets
AMC Entertainment Holdings, Inc. Class A	0.9
Avis Budget Group, Inc.	0.6
Stag Industrial, Inc.	0.6
Ovintiv, Inc.	0.6
Macy's, Inc.	0.5
Tenet Healthcare Corp.	0.5
Terreno Realty Corp.	0.4
Chesapeake Energy Corp.	0.4
EMCOR Group, Inc.	0.4
The Goodyear Tire & Rubber Co.	0.4
5.3

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Financials	26.4
Industrials	15.1
Real Estate	11.5
Health Care	10.4
Consumer Discretionary	8.0

Asset Allocation (% of fund's net assets)

As of December 31, 2021*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.5%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity® Small Cap Value Index Fund

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	4,507	$264,831
ATN International, Inc.	6,116	244,334
Consolidated Communications Holdings, Inc. (a)	41,507	310,472
EchoStar Holding Corp. Class A (a)	21,598	569,107
Globalstar, Inc. (a)	44,582	51,715
IDT Corp. Class B (a)	2,938	129,742
Iridium Communications, Inc. (a)	16,775	692,640
Liberty Latin America Ltd.:
Class A (a)	26,027	303,475
Class C (a)	86,737	988,802
Ooma, Inc. (a)	5,421	110,805
Radius Global Infrastructure, Inc. (a)(b)	34,575	556,658
		4,222,581
Entertainment - 1.3%
AMC Entertainment Holdings, Inc. Class A (a)(b)	298,316	8,114,176
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	3,178	43,984
Cinemark Holdings, Inc. (a)(b)	10,311	166,213
CuriosityStream, Inc. Class A (a)(b)	12,568	74,528
Eros International PLC (a)(b)	177,146	42,462
IMAX Corp. (a)	26,488	472,546
Lions Gate Entertainment Corp.:
Class A (a)(b)	46,541	774,442
Class B (a)	54,077	832,245
Madison Square Garden Entertainment Corp. (a)(b)	15,149	1,065,581
Marcus Corp. (a)(b)	12,348	220,535
		11,806,712
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	34,155	549,554
Liberty TripAdvisor Holdings, Inc. (a)	11,007	23,885
MediaAlpha, Inc. Class A (a)	1,060	16,366
Outbrain, Inc.	2,682	37,548
Society Pass, Inc. (b)	744	7,745
TrueCar, Inc. (a)	54,251	184,453
Yelp, Inc. (a)	2,950	106,908
		926,459
Media - 1.3%
Advantage Solutions, Inc. Class A (a)	45,081	361,550
AMC Networks, Inc. Class A (a)(b)	8,226	283,303
Audacy, Inc. Class A (a)	67,877	174,444
Boston Omaha Corp. (a)	12,197	350,420
Clear Channel Outdoor Holdings, Inc. (a)	190,572	630,793
comScore, Inc. (a)(b)	39,842	133,072
Daily Journal Corp. (a)(b)	695	247,927
Digital Media Solutions, Inc. Class A (a)(b)	780	3,728
E.W. Scripps Co. Class A	33,248	643,349
Emerald Holding, Inc. (a)	13,180	52,325
Entravision Communication Corp. Class A	33,893	229,795
Fluent, Inc. (a)(b)	26,543	52,821
Gannett Co., Inc. (a)(b)	80,936	431,389
Gray Television, Inc.	49,488	997,678
Hemisphere Media Group, Inc. (a)	9,110	66,230
iHeartMedia, Inc. (a)	35,127	739,072
Integral Ad Science Holding Corp. (b)	5,367	119,201
John Wiley & Sons, Inc. Class A	24,921	1,427,226
National CineMedia, Inc.	29,342	82,451
Scholastic Corp.	15,172	606,273
Sinclair Broadcast Group, Inc. Class A (b)	22,775	601,943
Stagwell, Inc. (a)	31,910	276,660
Tegna, Inc.	127,769	2,371,393
Thryv Holdings, Inc. (a)	841	34,590
WideOpenWest, Inc. (a)	10,828	233,019
		11,150,652
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)(b)	31,981	432,703
Shenandoah Telecommunications Co.	18,166	463,233
Telephone & Data Systems, Inc.	58,150	1,171,723
U.S. Cellular Corp. (a)	8,612	271,450
		2,339,109

TOTAL COMMUNICATION SERVICES		30,445,513

CONSUMER DISCRETIONARY - 8.0%
Auto Components - 1.0%
Adient PLC (a)	47,913	2,294,074
American Axle & Manufacturing Holdings, Inc. (a)	32,443	302,693
Cooper-Standard Holding, Inc. (a)	9,707	217,534
Dana, Inc.	39,299	896,803
Modine Manufacturing Co. (a)	24,882	251,059
Motorcar Parts of America, Inc. (a)(b)	10,728	183,127
Standard Motor Products, Inc.	11,822	619,355
Stoneridge, Inc. (a)	12,150	239,841
Tenneco, Inc. (a)	3,191	36,058
The Goodyear Tire & Rubber Co. (a)	159,651	3,403,759
XL Fleet Corp. (Class A) (a)(b)	17,264	57,144
		8,501,447
Automobiles - 0.1%
Canoo, Inc. (a)(b)	33,935	261,978
Fisker, Inc. (a)(b)	7,290	114,672
Lordstown Motors Corp. Class A (a)(b)	80,159	276,549
Workhorse Group, Inc. (a)(b)	62,557	272,749
		925,948
Diversified Consumer Services - 1.0%
2U, Inc. (a)	6,853	137,540
Adtalem Global Education, Inc. (a)	28,698	848,313
American Public Education, Inc. (a)	11,028	245,373
Carriage Services, Inc.	7,218	465,128
Coursera, Inc. (b)	42,429	1,036,965
European Wax Center, Inc.	4,034	122,432
Graham Holdings Co.	2,207	1,390,035
Houghton Mifflin Harcourt Co. (a)	4,493	72,337
Laureate Education, Inc. Class A	57,071	698,549
OneSpaWorld Holdings Ltd. (a)	15,289	153,196
Perdoceo Education Corp. (a)	41,132	483,712
PowerSchool Holdings, Inc. (b)	25,599	421,616
Regis Corp. (a)(b)	2,344	4,079
StoneMor, Inc. (a)(b)	19,393	44,216
Strategic Education, Inc.	14,157	818,841
Stride, Inc. (a)	22,936	764,457
Udemy, Inc. (b)	6,495	126,912
Vivint Smart Home, Inc. Class A (a)(b)	39,476	386,075
WW International, Inc. (a)	21,016	338,988
		8,558,764
Hotels, Restaurants & Leisure - 0.5%
Biglari Holdings, Inc. (a)	433	61,733
BJ's Restaurants, Inc. (a)	973	33,617
Bluegreen Vacations Holding Corp. Class A (a)	8,027	281,748
Carrols Restaurant Group, Inc.	18,390	54,434
Chuy's Holdings, Inc. (a)	6,262	188,611
Dave & Buster's Entertainment, Inc. (a)(b)	13,772	528,845
Del Taco Restaurants, Inc.	16,976	211,351
Denny's Corp. (a)	8,331	133,296
Drive Shack, Inc. (a)	25,456	36,402
El Pollo Loco Holdings, Inc. (a)	10,946	155,324
F45 Training Holdings, Inc. (b)	5,255	57,227
Fiesta Restaurant Group, Inc. (a)(b)	9,927	109,296
First Watch Restaurant Group, Inc.	1,992	33,386
GAN Ltd. (a)(b)	21,031	193,275
Hall of Fame Resort & Entertainment Co. (a)(b)	30,218	45,931
Jack in the Box, Inc.	10,824	946,884
Krispy Kreme, Inc. (b)	3,953	74,791
Life Time Group Holdings, Inc. (b)	9,651	166,094
Monarch Casino & Resort, Inc. (a)	1,577	116,619
Nathan's Famous, Inc.	352	20,553
Portillo's, Inc. (b)	4,015	150,723
SeaWorld Entertainment, Inc. (a)	13,389	868,411
Target Hospitality Corp. (a)	5,039	17,939
Xponential Fitness, Inc.	2,424	49,547
		4,536,037
Household Durables - 1.8%
Bassett Furniture Industries, Inc. (b)	5,306	88,982
Beazer Homes U.S.A., Inc. (a)	16,784	389,724
Cavco Industries, Inc. (a)	1,583	502,840
Century Communities, Inc.	6,224	509,061
Ethan Allen Interiors, Inc.	12,653	332,647
Flexsteel Industries, Inc.	3,570	95,890
Green Brick Partners, Inc. (a)	13,188	399,992
Hamilton Beach Brands Holding Co. Class A	2,112	30,328
Hooker Furnishings Corp.	5,865	136,537
Hovnanian Enterprises, Inc. Class A (a)	2,961	376,906
iRobot Corp. (a)(b)	1,353	89,136
KB Home	37,522	1,678,359
La-Z-Boy, Inc.	25,299	918,607
Landsea Homes Corp. (a)	5,337	39,067
Legacy Housing Corp. (a)	4,403	116,547
Lifetime Brands, Inc.	6,942	110,864
M.D.C. Holdings, Inc.	24,176	1,349,746
M/I Homes, Inc. (a)	16,631	1,034,116
Meritage Homes Corp. (a)	20,073	2,450,110
Snap One Holdings Corp. (a)(b)	3,852	81,200
Taylor Morrison Home Corp. (a)	60,913	2,129,518
Traeger, Inc. (a)(b)	8,500	103,360
TRI Pointe Homes, Inc. (a)	59,324	1,654,546
Tupperware Brands Corp. (a)(b)	28,092	429,527
Universal Electronics, Inc. (a)	7,235	294,826
VOXX International Corp. (a)(b)	8,858	90,086
Weber, Inc. (b)	6,729	87,006
		15,519,528
Internet & Direct Marketing Retail - 0.1%
1stDibs.com, Inc. (b)	794	9,933
a.k.a. Brands Holding Corp.	2,046	18,926
Groupon, Inc. (a)(b)	1,860	43,078
Lands' End, Inc. (a)	8,630	169,407
Lulu's Fashion Lounge Holdings, Inc.	1,214	12,419
PetMed Express, Inc. (b)	1,468	37,082
Rent the Runway, Inc. Class A	3,614	29,454
Revolve Group, Inc. (a)	7,888	442,044
Xometry, Inc.	995	50,994
		813,337
Leisure Products - 0.6%
Acushnet Holdings Corp.	14,124	749,702
American Outdoor Brands, Inc. (a)	8,064	160,716
Callaway Golf Co. (a)	67,323	1,847,343
Escalade, Inc.	4,684	73,960
Genius Brands International, Inc. (a)(b)	157,569	165,447
Johnson Outdoors, Inc. Class A	1,158	108,493
Nautilus, Inc. (a)(b)	12,660	77,606
Solo Brands, Inc. Class A (b)	2,843	44,436
Sturm, Ruger & Co., Inc.	659	44,825
Vista Outdoor, Inc. (a)	33,338	1,535,882
		4,808,410
Multiline Retail - 0.8%
Big Lots, Inc.	18,539	835,182
Dillard's, Inc. Class A	3,383	828,903
Franchise Group, Inc.	14,340	747,974
Macy's, Inc.	181,622	4,754,864
		7,166,923
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A (a)	31,090	1,082,865
Academy Sports & Outdoors, Inc. (a)	45,025	1,976,598
America's Car Mart, Inc. (a)	542	55,501
Barnes & Noble Education, Inc. (a)	26,565	180,908
Bed Bath & Beyond, Inc. (a)(b)	52,106	759,705
Big 5 Sporting Goods Corp. (b)	12,162	231,200
CarLotz, Inc. Class A (a)(b)	40,787	92,586
Chico's FAS, Inc. (a)(b)	54,863	295,163
Conn's, Inc. (a)	10,457	245,949
Genesco, Inc. (a)	8,624	553,402
Group 1 Automotive, Inc.	10,166	1,984,607
Guess?, Inc.	20,792	492,355
Haverty Furniture Companies, Inc.	5,404	165,200
Hibbett, Inc.	1,485	106,816
Lazydays Holdings, Inc. (a)(b)	4,706	101,367
Lumber Liquidators Holdings, Inc. (a)(b)	17,100	291,897
MarineMax, Inc. (a)	6,044	356,838
Monro, Inc.	7,459	434,636
Rent-A-Center, Inc.	2,618	125,769
Shift Technologies, Inc. Class A (a)(b)	27,537	93,901
Shoe Carnival, Inc.	1,075	42,011
Signet Jewelers Ltd.	6,778	589,889
Sleep Number Corp. (a)	6,600	505,560
Sonic Automotive, Inc. Class A (sub. vtg.)	12,519	619,065
The Aaron's Co., Inc.	17,988	443,404
The Buckle, Inc.	891	37,698
The Cato Corp. Class A (sub. vtg.)	11,025	189,189
The Container Store Group, Inc. (a)(b)	18,958	189,201
The ODP Corp. (a)	26,729	1,049,915
Tilly's, Inc.	13,502	217,517
Torrid Holdings, Inc. (b)	5,341	52,769
TravelCenters of America LLC (a)	7,278	375,690
Urban Outfitters, Inc. (a)	11,703	343,600
Winmark Corp.	1,233	306,142
Zumiez, Inc. (a)	12,314	590,949
		15,179,862
Textiles, Apparel & Luxury Goods - 0.3%
Fossil Group, Inc. (a)	27,817	286,237
G-III Apparel Group Ltd. (a)	25,362	701,006
Movado Group, Inc.	8,987	375,926
Oxford Industries, Inc.	8,583	871,346
Rocky Brands, Inc.	3,683	146,583
Superior Group of Companies, Inc.	5,135	112,662
Unifi, Inc. (a)	7,647	177,028
Vera Bradley, Inc. (a)	14,637	124,561
		2,795,349

TOTAL CONSUMER DISCRETIONARY		68,805,605

CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Duckhorn Portfolio, Inc. (a)	6,967	162,610
MGP Ingredients, Inc. (b)	1,333	113,292
Newage, Inc. (a)	33,382	34,383
Primo Water Corp.	91,771	1,617,923
Zevia PBC (b)	1,710	12,056
		1,940,264
Food & Staples Retailing - 1.0%
Andersons, Inc.	11,066	428,365
BJ's Wholesale Club Holdings, Inc. (a)	20,103	1,346,298
Chefs' Warehouse Holdings (a)	17,216	573,293
HF Foods Group, Inc. (a)(b)	19,823	167,703
Ingles Markets, Inc. Class A	7,996	690,375
Natural Grocers by Vitamin Cottage, Inc.	4,885	69,611
Performance Food Group Co. (a)	8,147	373,866
PriceSmart, Inc.	12,733	931,674
Rite Aid Corp. (a)(b)	32,390	475,809
SpartanNash Co.	20,279	522,387
Sprouts Farmers Market LLC (a)	35,508	1,053,877
United Natural Foods, Inc. (a)	30,217	1,483,050
Village Super Market, Inc. Class A	4,086	95,572
Weis Markets, Inc.	9,352	616,110
		8,827,990
Food Products - 1.1%
B&G Foods, Inc. Class A	36,736	1,128,897
Cal-Maine Foods, Inc. (a)(b)	23,277	861,016
Fresh Del Monte Produce, Inc.	19,104	527,270
Hostess Brands, Inc. Class A (a)	79,589	1,625,207
John B. Sanfilippo & Son, Inc.	1,611	145,248
Laird Superfood, Inc. (a)	1,138	14,840
Lancaster Colony Corp.	1,356	224,554
Landec Corp. (a)	14,618	162,260
Limoneira Co.	6,079	91,185
Mission Produce, Inc. (a)	18,825	295,553
Sanderson Farms, Inc.	1,670	319,104
Seneca Foods Corp. Class A (a)	3,593	172,284
Sovos Brands, Inc.	8,248	124,132
The Simply Good Foods Co. (a)	46,558	1,935,416
The Vita Coco Co., Inc. (b)	1,727	19,291
Tootsie Roll Industries, Inc.	8,631	312,701
TreeHouse Foods, Inc. (a)	29,838	1,209,334
Whole Earth Brands, Inc. Class A (a)(b)	22,346	239,996
		9,408,288
Household Products - 0.1%
Central Garden & Pet Co. (a)	9,846	518,195
Central Garden & Pet Co. Class A (non-vtg.) (a)	7,728	369,785
Oil-Dri Corp. of America	2,817	92,200
		980,180
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)(b)	7,599	216,799
Edgewell Personal Care Co.	31,194	1,425,878
Nature's Sunshine Products, Inc.	6,880	127,280
Nu Skin Enterprises, Inc. Class A	15,796	801,647
Revlon, Inc. (a)	3,819	43,307
The Beauty Health Co. (a)(b)	4,120	99,539
The Honest Co., Inc.	13,914	112,564
Thorne HealthTech, Inc.	1,189	7,384
Veru, Inc. (a)	10,957	64,537
		2,898,935
Tobacco - 0.2%
Douglas Elliman, Inc. (a)	35,470	407,905
Universal Corp.	13,941	765,640
Vector Group Ltd.	70,940	814,391
		1,987,936

TOTAL CONSUMER STAPLES		26,043,593

ENERGY - 6.5%
Energy Equipment & Services - 1.2%
Archrock, Inc.	77,703	581,218
Bristow Group, Inc. (a)	14,042	444,710
Championx Corp. (a)	96,666	1,953,620
Dril-Quip, Inc. (a)	20,159	396,729
Expro Group Holdings NV (a)(b)	23,135	331,987
FTS International, Inc. Class A (a)	4,952	129,990
Helix Energy Solutions Group, Inc. (a)	83,026	259,041
Helmerich & Payne, Inc.	60,750	1,439,775
Liberty Oilfield Services, Inc. Class A (a)	34,316	332,865
Nabors Industries Ltd. (a)	4,103	332,712
Newpark Resources, Inc. (a)	50,234	147,688
Nextier Oilfield Solutions, Inc. (a)	89,951	319,326
Oceaneering International, Inc. (a)	57,221	647,170
Oil States International, Inc. (a)	33,188	164,944
Patterson-UTI Energy, Inc.	106,874	903,085
ProPetro Holding Corp. (a)	50,225	406,823
RPC, Inc. (a)(b)	36,639	166,341
Select Energy Services, Inc. Class A (a)	36,338	226,386
Solaris Oilfield Infrastructure, Inc. Class A	13,024	85,307
TETRA Technologies, Inc. (a)	16,144	45,849
Tidewater, Inc. (a)	23,359	250,175
U.S. Silica Holdings, Inc. (a)(b)	42,705	401,427
		9,967,168
Oil, Gas & Consumable Fuels - 5.3%
Aemetis, Inc. (a)(b)	15,319	188,424
Alto Ingredients, Inc. (a)(b)	40,615	195,358
Altus Midstream Co.	1,725	105,760
Antero Resources Corp. (a)	145,678	2,549,365
Arch Resources, Inc.	6,978	637,231
Berry Corp.	38,588	324,911
Brigham Minerals, Inc. Class A	25,626	540,452
California Resources Corp.	46,819	1,999,639
Callon Petroleum Co. (a)(b)	3,743	176,857
Centennial Resource Development, Inc. Class A (a)	93,136	556,953
Centrus Energy Corp. Class A (a)	5,661	282,541
Chesapeake Energy Corp.	57,060	3,681,511
Civitas Resources, Inc. (b)	21,469	1,051,337
Clean Energy Fuels Corp. (a)(b)	90,733	556,193
CNX Resources Corp. (a)(b)	121,030	1,664,163
Comstock Resources, Inc. (a)(b)	52,594	425,485
CONSOL Energy, Inc. (a)	19,845	450,680
CVR Energy, Inc.	16,926	284,526
Delek U.S. Holdings, Inc. (a)	37,716	565,363
DHT Holdings, Inc.	81,632	423,670
Dorian LPG Ltd.	14,650	185,909
Earthstone Energy, Inc. (a)	12,112	132,505
Energy Fuels, Inc. (a)(b)	12,396	94,581
Equitrans Midstream Corp.	236,530	2,445,720
Falcon Minerals Corp.	3,708	18,058
Frontline Ltd. (NY Shares) (a)(b)	69,144	488,848
Gevo, Inc. (a)(b)	115,986	496,420
Golar LNG Ltd. (a)	59,118	732,472
Green Plains, Inc. (a)	27,571	958,368
HighPeak Energy, Inc.	3,052	44,681
International Seaways, Inc. (b)	27,018	396,624
Laredo Petroleum, Inc. (a)(b)	5,372	323,018
Murphy Oil Corp.	84,540	2,207,339
National Energy Services Reunited Corp. (a)	21,570	203,837
Nordic American Tanker Shipping Ltd.	94,124	159,070
Northern Oil & Gas, Inc.	30,015	617,709
Oasis Petroleum, Inc.	1,666	209,899
Ovintiv, Inc.	143,382	4,831,973
Par Pacific Holdings, Inc. (a)	3,844	63,388
PBF Energy, Inc. Class A (a)	55,742	722,974
PDC Energy, Inc.	56,684	2,765,046
Peabody Energy Corp. (a)	51,404	517,638
Range Resources Corp. (a)	138,230	2,464,641
Ranger Oil Corp. (a)	12,293	330,928
Renewable Energy Group, Inc. (a)(b)	25,900	1,099,196
Rex American Resources Corp. (a)	3,075	295,200
Riley Exploration Permian, Inc.	1,416	27,357
Scorpio Tankers, Inc.	28,399	363,791
SFL Corp. Ltd.	71,088	579,367
SM Energy Co.	69,485	2,048,418
Talos Energy, Inc. (a)	17,457	171,079
Teekay Corp. (a)	38,739	121,640
Teekay Tankers Ltd. (a)(b)	13,359	145,613
Ur-Energy, Inc. (a)	8,514	10,387
W&T Offshore, Inc. (a)	52,423	169,326
Whiting Petroleum Corp. (a)	22,738	1,470,694
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	810	11,227
warrants 9/1/25 (a)	405	4,779
World Fuel Services Corp.	36,007	953,105
		45,543,244

TOTAL ENERGY		55,510,412

FINANCIALS - 26.4%
Banks - 15.3%
1st Source Corp.	9,666	479,434
Allegiance Bancshares, Inc.	11,021	465,196
Amalgamated Financial Corp.	7,316	122,689
Amerant Bancorp, Inc. Class A	15,345	530,170
American National Bankshares, Inc.	5,817	219,185
Ameris Bancorp	38,796	1,927,385
Arrow Financial Corp.	7,693	271,024
Associated Banc-Corp.	85,280	1,926,475
Atlantic Capital Bancshares, Inc. (a)	11,476	330,165
Atlantic Union Bankshares Corp.	43,679	1,628,790
Banc of California, Inc.	32,041	628,644
BancFirst Corp.	9,869	696,357
Bancorp, Inc., Delaware (a)	30,657	775,929
Bank First National Corp.	3,776	272,778
Bank of Marin Bancorp	8,760	326,135
BankUnited, Inc.	51,662	2,185,819
Banner Corp.	19,907	1,207,758
Bar Harbor Bankshares	8,555	247,496
Berkshire Hills Bancorp, Inc.	28,109	799,139
Blue Ridge Bankshares, Inc. (b)	10,264	183,726
Brookline Bancorp, Inc., Delaware	43,539	704,896
Bryn Mawr Bank Corp.	11,549	519,820
Business First Bancshares, Inc.	11,368	321,828
Byline Bancorp, Inc.	14,366	392,910
Cadence Bank	91,587	2,728,377
Cambridge Bancorp	3,944	369,119
Camden National Corp.	8,425	405,748
Capital Bancorp, Inc.	4,345	113,839
Capital City Bank Group, Inc.	7,567	199,769
Capstar Financial Holdings, Inc.	12,104	254,547
Carter Bankshares, Inc. (a)	14,681	225,941
Cathay General Bancorp	43,056	1,850,977
CBTX, Inc.	10,590	307,110
Central Pacific Financial Corp.	15,782	444,579
CIT Group, Inc.	57,535	2,953,847
Citizens & Northern Corp.	8,497	221,942
City Holding Co.	8,500	695,215
Civista Bancshares, Inc.	8,690	212,036
CNB Financial Corp., Pennsylvania	9,244	244,966
Coastal Financial Corp. of Washington (a)	1,683	85,193
Columbia Banking Systems, Inc.	45,611	1,492,392
Community Bank System, Inc.	30,938	2,304,262
Community Trust Bancorp, Inc.	8,724	380,454
ConnectOne Bancorp, Inc.	21,299	696,690
CrossFirst Bankshares, Inc. (a)	13,757	214,747
Customers Bancorp, Inc. (a)	15,932	1,041,475
CVB Financial Corp.	74,672	1,598,728
Dime Community Bancshares, Inc.	20,330	714,803
Eagle Bancorp, Inc.	18,084	1,055,021
Eastern Bankshares, Inc.	77,680	1,566,806
Enterprise Bancorp, Inc.	5,219	234,437
Enterprise Financial Services Corp.	20,663	973,021
Equity Bancshares, Inc.	7,481	253,830
Farmers National Banc Corp.	17,269	320,340
FB Financial Corp.	17,700	775,614
Fidelity D & D Bancorp, Inc. (b)	2,330	137,470
Financial Institutions, Inc.	8,706	276,851
First Bancorp, North Carolina	19,917	910,605
First Bancorp, Puerto Rico	117,935	1,625,144
First Bancshares, Inc.	11,950	461,509
First Bank Hamilton New Jersey	8,831	128,138
First Busey Corp.	29,137	790,195
First Commonwealth Financial Corp.	54,381	874,990
First Community Bankshares, Inc.	9,340	312,143
First Financial Bancorp, Ohio	53,972	1,315,837
First Financial Bankshares, Inc.	5,776	293,652
First Financial Corp., Indiana	6,285	284,648
First Foundation, Inc.	23,121	574,788
First Internet Bancorp	5,277	248,230
First Interstate Bancsystem, Inc.	23,724	964,855
First Merchants Corp.	33,583	1,406,792
First Mid-Illinois Bancshares, Inc.	9,593	410,484
First Midwest Bancorp, Inc., Delaware	65,427	1,339,945
First of Long Island Corp.	12,747	275,208
Five Star Bancorp	4,369	131,070
Flushing Financial Corp.	16,843	409,285
Fulton Financial Corp.	91,199	1,550,383
German American Bancorp, Inc.	14,574	568,095
Glacier Bancorp, Inc.	56,754	3,217,952
Great Southern Bancorp, Inc.	5,603	331,978
Great Western Bancorp, Inc.	29,747	1,010,208
Guaranty Bancshares, Inc. Texas	4,535	170,425
Hancock Whitney Corp.	50,433	2,522,659
Hanmi Financial Corp.	17,330	410,374
HarborOne Bancorp, Inc.	27,769	412,092
HBT Financial, Inc.	5,359	100,374
Heartland Financial U.S.A., Inc.	23,370	1,182,756
Heritage Commerce Corp.	34,128	407,488
Heritage Financial Corp., Washington	19,713	481,786
Hilltop Holdings, Inc.	35,672	1,253,514
Home Bancshares, Inc.	88,443	2,153,587
HomeStreet, Inc.	11,361	590,772
HomeTrust Bancshares, Inc.	8,420	260,852
Hope Bancorp, Inc.	65,894	969,301
Horizon Bancorp, Inc. Indiana	24,927	519,728
Howard Bancorp, Inc. (a)	7,562	164,776
Independent Bank Corp.	11,894	283,910
Independent Bank Corp., Massachusetts	26,567	2,166,008
Independent Bank Group, Inc.	21,908	1,580,662
International Bancshares Corp.	31,130	1,319,601
Investors Bancorp, Inc.	84,444	1,279,327
Lakeland Bancorp, Inc.	28,181	535,157
Lakeland Financial Corp. (b)	13,105	1,050,235
Macatawa Bank Corp.	13,376	117,976
Mercantile Bank Corp.	8,818	308,895
Meta Financial Group, Inc.	13,003	775,759
Metrocity Bankshares, Inc.	8,100	222,993
Metropolitan Bank Holding Corp. (a)	5,395	574,729
Mid Penn Bancorp, Inc.	7,952	252,396
Midland States Bancorp, Inc.	11,820	293,018
MidWestOne Financial Group, Inc.	8,363	270,710
MVB Financial Corp.	5,711	237,121
National Bank Holdings Corp.	16,766	736,698
NBT Bancorp, Inc.	23,994	924,249
Nicolet Bankshares, Inc. (a)	7,178	615,514
Northrim Bancorp, Inc.	3,320	144,287
OceanFirst Financial Corp.	33,655	747,141
OFG Bancorp	28,598	759,563
Old National Bancorp, Indiana (b)	95,214	1,725,278
Old Second Bancorp, Inc.	15,242	191,897
Origin Bancorp, Inc.	10,578	454,008
Orrstown Financial Services, Inc.	6,125	154,350
Pacific Premier Bancorp, Inc.	46,596	1,865,238
Park National Corp. (b)	8,285	1,137,613
Peapack-Gladstone Financial Corp.	10,264	363,346
Peoples Bancorp, Inc.	14,756	469,388
Peoples Financial Services Corp.	3,896	205,280
Preferred Bank, Los Angeles	8,051	577,981
Primis Financial Corp.	13,255	199,355
QCR Holdings, Inc.	8,772	491,232
RBB Bancorp	7,130	186,806
Red River Bancshares, Inc.	2,370	126,795
Reliant Bancorp, Inc.	9,089	322,660
Renasant Corp.	31,634	1,200,510
Republic Bancorp, Inc., Kentucky Class A	5,156	262,131
Republic First Bancorp, Inc. (a)(b)	25,134	93,498
S&T Bancorp, Inc.	22,232	700,753
Sandy Spring Bancorp, Inc.	26,000	1,250,080
Seacoast Banking Corp., Florida	30,467	1,078,227
ServisFirst Bancshares, Inc.	4,820	409,411
Sierra Bancorp	8,329	226,132
Simmons First National Corp. Class A	65,791	1,946,098
SmartFinancial, Inc.	7,951	217,539
South Plains Financial, Inc.	5,766	160,352
Southern First Bancshares, Inc. (a)	2,896	180,971
Southside Bancshares, Inc.	17,872	747,407
Southstate Corp.	40,661	3,257,353
Spirit of Texas Bancshares, Inc.	7,189	206,899
Stock Yards Bancorp, Inc.	11,262	719,417
Summit Financial Group, Inc.	6,460	177,327
Texas Capital Bancshares, Inc. (a)	18,185	1,095,646
The Bank of NT Butterfield & Son Ltd.	28,970	1,104,047
The First Bancorp, Inc.	6,031	189,373
Third Coast Bancshares, Inc.	1,863	48,401
Tompkins Financial Corp.	8,273	691,457
TowneBank	39,203	1,238,423
Trico Bancshares	16,153	693,933
TriState Capital Holdings, Inc. (a)	17,013	514,813
Triumph Bancorp, Inc. (a)	972	115,746
Trustmark Corp.	35,553	1,154,050
UMB Financial Corp.	25,335	2,688,297
United Bankshares, Inc., West Virginia	76,261	2,766,749
United Community Bank, Inc.	52,080	1,871,755
Univest Corp. of Pennsylvania	16,720	500,262
Valley National Bancorp	233,960	3,216,950
Veritex Holdings, Inc.	24,224	963,631
Washington Trust Bancorp, Inc.	9,759	550,115
WesBanco, Inc.	35,287	1,234,692
West Bancorp., Inc.	7,579	235,480
Westamerica Bancorp.	14,990	865,373
		131,790,986
Capital Markets - 1.3%
Assetmark Financial Holdings, Inc. (a)	10,029	262,860
Associated Capital Group, Inc.	851	36,593
B. Riley Financial, Inc.	11,769	1,045,793
BGC Partners, Inc. Class A	183,016	851,024
Blucora, Inc. (a)	17,672	306,079
Cowen Group, Inc. Class A	15,516	560,128
Diamond Hill Investment Group, Inc.	1,742	338,349
Donnelley Financial Solutions, Inc. (a)	16,050	756,597
Federated Hermes, Inc.	53,749	2,019,887
GCM Grosvenor, Inc. Class A	3,870	40,635
Houlihan Lokey	3,845	398,034
Moelis & Co. Class A	16,170	1,010,787
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,396	250,213
Piper Jaffray Companies	10,222	1,824,729
PJT Partners, Inc.	2,369	175,519
Sculptor Capital Management, Inc. Class A	13,041	278,425
StoneX Group, Inc. (a)	8,651	529,874
Value Line, Inc.	27	1,264
WisdomTree Investments, Inc. (b)	19,519	119,456
		10,806,246
Consumer Finance - 1.5%
Encore Capital Group, Inc. (a)	16,693	1,036,802
Enova International, Inc. (a)	21,108	864,584
EZCORP, Inc. (non-vtg.) Class A (a)	27,365	201,680
FirstCash Holdings, Inc.	21,244	1,589,264
Green Dot Corp. Class A (a)	28,061	1,016,931
LendingClub Corp. (a)	57,484	1,389,963
Navient Corp.	90,828	1,927,370
Nelnet, Inc. Class A	9,572	934,993
Oportun Financial Corp. (a)	12,400	251,100
PRA Group, Inc. (a)	24,733	1,241,844
PROG Holdings, Inc. (a)	31,659	1,428,137
Regional Management Corp.	2,681	154,050
World Acceptance Corp. (a)(b)	2,494	612,102
		12,648,820
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	5,229	319,492
Alerus Financial Corp.	8,613	252,189
Banco Latinoamericano de Comercio Exterior SA Series E	16,910	280,706
Cannae Holdings, Inc. (a)	49,189	1,728,993
Marlin Business Services Corp.	4,504	104,853
		2,686,233
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	26,037	417,894
American Equity Investment Life Holding Co.	47,733	1,857,768
American National Group, Inc.	4,234	799,549
Amerisafe, Inc.	10,813	582,064
Argo Group International Holdings, Ltd.	18,281	1,062,309
Bright Health Group, Inc. (b)	9,052	31,139
Citizens, Inc. Class A (a)(b)	28,057	148,983
CNO Financial Group, Inc.	71,107	1,695,191
Crawford & Co. Class A	9,014	67,515
Donegal Group, Inc. Class A	8,292	118,493
eHealth, Inc. (a)	10,182	259,641
Employers Holdings, Inc.	15,770	652,563
Enstar Group Ltd. (a)	7,164	1,773,735
Genworth Financial, Inc. Class A (a)	293,902	1,190,303
Goosehead Insurance (b)	8,854	1,151,728
Greenlight Capital Re, Ltd. (a)	14,405	112,935
HCI Group, Inc.	3,232	270,001
Heritage Insurance Holdings, Inc.	12,546	73,770
Horace Mann Educators Corp.	23,852	923,072
Independence Holding Co.	2,400	136,032
Investors Title Co.	651	128,345
James River Group Holdings Ltd.	18,045	519,876
Maiden Holdings Ltd. (a)(b)	38,591	118,088
MBIA, Inc. (a)(b)	28,021	442,452
MetroMile, Inc. (a)	54,998	120,446
National Western Life Group, Inc.	1,432	307,078
NI Holdings, Inc. (a)	4,940	93,415
ProAssurance Corp.	30,593	774,003
RLI Corp.	1,872	209,851
Safety Insurance Group, Inc.	8,168	694,525
Selective Insurance Group, Inc.	34,548	2,830,863
Siriuspoint Ltd. (a)	52,072	423,345
State Auto Financial Corp.	10,152	524,757
Stewart Information Services Corp.	15,723	1,253,595
Tiptree, Inc.	13,705	189,540
Trean Insurance Group, Inc. (a)	10,462	93,216
United Fire Group, Inc.	11,731	272,042
United Insurance Holdings Corp.	11,005	47,762
Universal Insurance Holdings, Inc.	15,123	257,091
		22,624,975
Mortgage Real Estate Investment Trusts - 2.5%
Angel Oak Mortgage, Inc.	4,171	68,321
Apollo Commercial Real Estate Finance, Inc.	81,795	1,076,422
Arbor Realty Trust, Inc.	83,938	1,537,744
Ares Commercial Real Estate Corp.	25,923	376,920
Armour Residential REIT, Inc.	49,718	487,734
Blackstone Mortgage Trust, Inc.	91,588	2,804,425
BrightSpire Capital, Inc.	48,585	498,482
Broadmark Realty Capital, Inc.	77,148	727,506
Chimera Investment Corp.	135,303	2,040,369
Dynex Capital, Inc.	20,521	342,906
Ellington Financial LLC	31,514	538,574
Franklin BSP Realty Trust, Inc.	20,554	307,077
Granite Point Mortgage Trust, Inc.	30,781	360,446
Great Ajax Corp.	12,398	163,158
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42,246	2,244,108
Invesco Mortgage Capital, Inc.	176,849	491,640
KKR Real Estate Finance Trust, Inc.	21,030	438,055
Ladder Capital Corp. Class A	66,104	792,587
MFA Financial, Inc.	253,240	1,154,774
New York Mortgage Trust, Inc.	218,637	813,330
Orchid Island Capital, Inc.	82,890	373,005
PennyMac Mortgage Investment Trust	45,839	794,390
Ready Capital Corp.	35,243	550,848
Redwood Trust, Inc.	66,403	875,856
TPG RE Finance Trust, Inc.	35,226	433,984
Two Harbors Investment Corp.	193,561	1,116,847
		21,409,508
Thrifts & Mortgage Finance - 2.9%
Axos Financial, Inc. (a)	30,030	1,678,977
Blue Foundry Bancorp	15,223	222,712
Bridgewater Bancshares, Inc. (a)	9,263	163,862
Capitol Federal Financial, Inc.	73,689	834,896
Columbia Financial, Inc. (a)	14,644	305,474
Enact Holdings, Inc.	8,457	174,806
Essent Group Ltd.	63,279	2,881,093
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,157	639,107
Finance of America Companies, Inc. (a)(b)	10,084	40,033
Flagstar Bancorp, Inc.	30,246	1,449,993
FS Bancorp, Inc.	4,173	140,338
Hingham Institution for Savings	785	329,606
Home Bancorp, Inc.	4,173	173,221
Home Point Capital, Inc.	4,601	20,705
Kearny Financial Corp.	28,646	379,560
Luther Burbank Corp.	7,414	104,093
Merchants Bancorp	5,717	270,586
Mr. Cooper Group, Inc. (a)	35,904	1,493,965
NMI Holdings, Inc. (a)	45,870	1,002,260
Northfield Bancorp, Inc.	25,742	415,991
Northwest Bancshares, Inc.	69,752	987,688
Ocwen Financial Corp. (a)	4,576	182,903
PCSB Financial Corp.	6,880	130,995
PennyMac Financial Services, Inc.	18,131	1,265,181
Pioneer Bancorp, Inc. (a)	6,255	70,807
Premier Financial Corp.	21,368	660,485
Provident Bancorp, Inc.	8,824	164,126
Provident Financial Services, Inc.	43,979	1,065,171
Radian Group, Inc.	104,117	2,199,992
Southern Missouri Bancorp, Inc.	4,291	223,861
Trustco Bank Corp., New York	10,782	359,148
Velocity Financial, Inc. (a)	4,717	64,623
Walker & Dunlop, Inc.	15,191	2,292,018
Washington Federal, Inc.	37,417	1,248,979
Waterstone Financial, Inc.	10,923	238,777
WSFS Financial Corp.	27,187	1,362,612
		25,238,644

TOTAL FINANCIALS		227,205,412

HEALTH CARE - 10.4%
Biotechnology - 5.5%
2seventy bio, Inc. (a)	13,058	334,677
4D Molecular Therapeutics, Inc. (b)	14,466	317,384
89Bio, Inc. (a)(b)	5,417	70,800
Acumen Pharmaceuticals, Inc. (b)	2,468	16,684
Adagio Therapeutics, Inc. (b)	4,955	35,973
Adicet Bio, Inc. (a)	12,029	210,387
Adverum Biotechnologies, Inc. (a)	49,861	87,755
Aeglea BioTherapeutics, Inc. (a)	22,484	106,799
Aerovate Therapeutics, Inc. (b)	2,441	28,779
Agios Pharmaceuticals, Inc. (a)(b)	31,189	1,025,182
Akebia Therapeutics, Inc. (a)	56,626	127,975
Akero Therapeutics, Inc. (a)(b)	3,516	74,363
Akouos, Inc. (a)(b)	13,186	112,081
Albireo Pharma, Inc. (a)	1,922	44,763
Allogene Therapeutics, Inc. (a)(b)	23,649	352,843
Altimmune, Inc. (a)	23,449	214,793
AnaptysBio, Inc. (a)	11,260	391,285
Anika Therapeutics, Inc. (a)	8,383	300,363
Annexon, Inc. (a)(b)	17,361	199,478
Applied Therapeutics, Inc. (a)(b)	2,434	21,784
AquaBounty Technologies, Inc. (a)(b)	22,137	46,488
Arbutus Biopharma Corp. (a)(b)	41,116	159,941
Arcturus Therapeutics Holdings, Inc. (a)(b)	12,199	451,485
Arcus Biosciences, Inc. (a)(b)	26,015	1,052,827
Arcutis Biotherapeutics, Inc. (a)	14,368	297,992
Ardelyx, Inc. (a)(b)	12,764	14,040
Arena Pharmaceuticals, Inc. (a)	32,304	3,002,334
Atara Biotherapeutics, Inc. (a)	45,749	721,004
Athenex, Inc. (a)	26,735	36,360
Athersys, Inc. (a)(b)	19,604	17,695
Atossa Therapeutics, Inc. (a)(b)	62,760	100,416
Atreca, Inc. (a)(b)	14,130	42,814
Aura Biosciences, Inc. (b)	1,278	21,700
Avalo Therapeutics, Inc. (a)	1,370	2,329
Avid Bioservices, Inc. (a)	2,160	63,029
Avidity Biosciences, Inc. (a)(b)	18,416	437,748
AVROBIO, Inc. (a)	21,648	83,345
BioCryst Pharmaceuticals, Inc. (a)(b)	93,726	1,298,105
Biohaven Pharmaceutical Holding Co. Ltd. (a)	10,635	1,465,609
Black Diamond Therapeutics, Inc. (a)(b)	11,862	63,224
bluebird bio, Inc. (a)	39,144	391,049
Blueprint Medicines Corp. (a)	2,236	239,498
Bolt Biotherapeutics, Inc. (b)	13,332	65,327
BridgeBio Pharma, Inc. (a)(b)	19,889	331,749
Brooklyn ImmunoTherapeutics, Inc. (a)	1,898	7,915
Cardiff Oncology, Inc. (a)(b)	21,575	129,666
Caribou Biosciences, Inc. (b)	4,795	72,357
Catalyst Pharmaceutical Partners, Inc. (a)	57,538	389,532
Cel-Sci Corp. (a)	1,661	11,793
Celldex Therapeutics, Inc. (a)	5,758	222,489
Century Therapeutics, Inc.	2,844	45,106
ChemoCentryx, Inc. (a)	29,156	1,061,570
Chimerix, Inc. (a)	12,126	77,970
Chinook Therapeutics, Inc. (a)	22,512	367,171
Chinook Therapeutics, Inc. rights (a)(c)	488	24
Clene, Inc. (a)(b)	3,468	14,219
Cogent Biosciences, Inc. (a)(b)	15,035	129,000
Crinetics Pharmaceuticals, Inc. (a)	3,550	100,856
Cullinan Oncology, Inc.	13,752	212,193
Curis, Inc. (a)	6,291	29,945
Cyteir Therapeutics, Inc. (b)	2,052	23,331
Cytokinetics, Inc. (a)(b)	3,197	145,719
CytomX Therapeutics, Inc. (a)	5,495	23,793
Day One Biopharmaceuticals, Inc. (a)(b)	2,611	43,995
Deciphera Pharmaceuticals, Inc. (a)	3,154	30,815
Design Therapeutics, Inc. (a)(b)	6,330	135,525
Dyne Therapeutics, Inc. (a)	16,817	199,954
Eagle Pharmaceuticals, Inc. (a)	3,334	169,767
Eiger Biopharmaceuticals, Inc. (a)	18,277	94,858
Eliem Therapeutics, Inc. (b)	1,809	18,922
Emergent BioSolutions, Inc. (a)	28,382	1,233,766
Enanta Pharmaceuticals, Inc. (a)	10,066	752,735
Entrada Therapeutics, Inc. (b)	2,150	36,808
Erasca, Inc. (b)	5,044	78,586
Exagen, Inc. (a)(b)	3,926	45,659
FibroGen, Inc. (a)	4,293	60,531
Finch Therapeutics Group, Inc. (a)	3,819	38,075
Foghorn Therapeutics, Inc. (a)	9,377	214,452
Forma Therapeutics Holdings, Inc. (a)(b)	19,582	278,456
Frequency Therapeutics, Inc. (a)(b)	18,390	94,341
G1 Therapeutics, Inc. (a)(b)	9,658	98,608
Gemini Therapeutics, Inc. (a)(b)	10,125	29,464
Generation Bio Co. (a)	1,342	9,501
Geron Corp. (a)(b)	168,893	206,049
Gossamer Bio, Inc. (a)(b)	34,929	395,047
Graphite Bio, Inc.	3,774	46,911
Gritstone Bio, Inc. (a)(b)	24,732	318,054
Homology Medicines, Inc. (a)(b)	24,987	90,953
Hookipa Pharma, Inc. (a)(b)	3,854	8,980
iBio, Inc. (a)(b)	125,913	69,126
Icosavax, Inc. (a)	3,228	73,857
Ideaya Biosciences, Inc. (a)(b)	14,695	347,390
Imago BioSciences, Inc.	2,264	53,679
Immuneering Corp. (b)	1,954	31,596
Immunic, Inc. (a)	10,822	103,567
ImmunityBio, Inc. (a)(b)	35,684	216,959
ImmunoGen, Inc. (a)	53,935	400,198
Immunovant, Inc. (a)(b)	8,198	69,847
Impel Neuropharma, Inc. (a)(b)	963	8,311
Infinity Pharmaceuticals, Inc. (a)	5,532	12,447
Inovio Pharmaceuticals, Inc. (a)(b)	118,252	590,077
Inozyme Pharma, Inc. (a)	8,000	54,560
Instil Bio, Inc. (a)(b)	16,566	283,444
Invitae Corp. (a)(b)	86,757	1,324,779
iTeos Therapeutics, Inc. (a)	11,861	552,248
Iveric Bio, Inc. (a)	53,168	888,969
Janux Therapeutics, Inc. (b)	3,193	62,998
Jounce Therapeutics, Inc. (a)	18,745	156,521
Kezar Life Sciences, Inc. (a)(b)	20,264	338,814
Kiniksa Pharmaceuticals Ltd. (a)	8,886	104,588
Kinnate Biopharma, Inc. (b)	14,249	252,492
Kronos Bio, Inc. (a)(b)	19,177	260,615
Krystal Biotech, Inc. (a)(b)	6,811	476,429
Kura Oncology, Inc. (a)	37,648	527,072
Lexicon Pharmaceuticals, Inc. (a)	23,532	92,716
Ligand Pharmaceuticals, Inc. Class B (a)(b)	7,697	1,188,879
Lineage Cell Therapeutics, Inc. (a)	72,574	177,806
Lyell Immunopharma, Inc. (b)	5,549	42,949
Macrogenics, Inc. (a)	2,620	42,051
Magenta Therapeutics, Inc. (a)	1,501	6,649
MannKind Corp. (a)(b)	127,473	557,057
MeiraGTx Holdings PLC (a)	16,578	393,562
Mersana Therapeutics, Inc. (a)(b)	11,651	72,469
MiMedx Group, Inc. (a)	20,630	124,605
MiNK Therapeutics, Inc. (b)	556	2,480
Mirum Pharmaceuticals, Inc. (a)	1,029	16,413
Monte Rosa Therapeutics, Inc. (b)	2,874	58,687
Mustang Bio, Inc. (a)	41,641	69,124
Myriad Genetics, Inc. (a)	46,012	1,269,931
Neoleukin Therapeutics, Inc. (a)	15,171	73,124
Neximmune, Inc. (b)	2,887	13,309
Nkarta, Inc. (a)	7,884	121,019
Nurix Therapeutics, Inc. (a)(b)	1,570	45,452
Nuvalent, Inc. Class A (a)	2,546	48,476
Olema Pharmaceuticals, Inc. (a)(b)	7,551	70,677
Omega Therapeutics, Inc. (a)	1,794	20,326
OncoCyte Corp. (a)	10,294	22,338
Oncorus, Inc. (a)(b)	11,076	58,371
Oncternal Therapeutics, Inc. (a)(b)	26,451	60,044
Opko Health, Inc. (a)	232,656	1,119,075
ORIC Pharmaceuticals, Inc. (a)(b)	15,251	224,190
Oyster Point Pharma, Inc. (a)(b)	5,787	105,671
Passage Bio, Inc. (a)	21,120	134,112
Portage Biotech, Inc. (a)(b)	2,412	25,881
Poseida Therapeutics, Inc. (a)	15,743	107,210
Praxis Precision Medicines, Inc. (a)	17,839	351,428
Precigen, Inc. (a)(b)	6,946	25,770
Prometheus Biosciences, Inc. (a)	15,160	599,426
Prothena Corp. PLC (a)	4,923	243,196
Pyxis Oncology, Inc. (b)	2,495	27,370
Rallybio Corp. (a)(b)	1,830	17,458
Recursion Pharmaceuticals, Inc. (a)(b)	22,104	378,642
REGENXBIO, Inc. (a)	11,038	360,943
Relay Therapeutics, Inc. (a)(b)	4,208	129,228
Reneo Pharmaceuticals, Inc. (a)(b)	1,719	14,697
Replimune Group, Inc. (a)	5,058	137,072
Revolution Medicines, Inc. (a)(b)	30,176	759,530
Rhythm Pharmaceuticals, Inc. (a)(b)	27,155	271,007
Sana Biotechnology, Inc. (b)	2,816	43,592
Sangamo Therapeutics, Inc. (a)	7,258	54,435
Scholar Rock Holding Corp. (a)(b)	2,461	61,131
Selecta Biosciences, Inc. (a)(b)	47,540	154,980
Sensei Biotherapeutics, Inc. (b)	12,292	71,294
Sera Prognostics, Inc.	1,084	7,447
Shattuck Labs, Inc. (a)	2,312	19,675
Sigilon Therapeutics, Inc.	8,604	23,747
Silverback Therapeutics, Inc.	11,154	74,286
Solid Biosciences, Inc. (a)(b)	32,922	57,614
Sorrento Therapeutics, Inc. (a)(b)	16,958	78,855
Spero Therapeutics, Inc. (a)(b)	1,131	18,107
Spruce Biosciences, Inc. (a)(b)	4,136	18,447
SQZ Biotechnologies Co. (a)(b)	12,935	115,510
Surface Oncology, Inc. (a)(b)	20,350	97,273
Sutro Biopharma, Inc. (a)	24,487	364,367
Syndax Pharmaceuticals, Inc. (a)	19,869	434,932
Syros Pharmaceuticals, Inc. (a)(b)	17,746	57,852
Talaris Therapeutics, Inc. (a)	4,008	61,282
Taysha Gene Therapies, Inc. (a)(b)	2,337	27,226
TCR2 Therapeutics, Inc. (a)	16,628	77,486
Tenaya Therapeutics, Inc. (a)(b)	3,348	63,445
TONIX Pharmaceuticals Holding (a)	251,046	89,799
Travere Therapeutics, Inc. (a)	31,886	989,741
Trevena, Inc. (a)	63,636	37,068
Turning Point Therapeutics, Inc. (a)	23,560	1,123,812
Tyra Biosciences, Inc.	2,871	40,395
UroGen Pharma Ltd. (a)(b)	3,122	29,690
Vanda Pharmaceuticals, Inc. (a)	32,396	508,293
Vaxart, Inc. (a)(b)	6,211	38,943
Vaxcyte, Inc. (a)	16,717	397,697
VBI Vaccines, Inc. (a)	13,346	31,230
Vera Therapeutics, Inc. (a)	2,332	62,311
Veracyte, Inc. (a)	39,272	1,618,006
Verve Therapeutics, Inc. (b)	3,742	137,968
Viking Therapeutics, Inc. (a)(b)	38,455	176,893
Viracta Therapeutics, Inc. (a)(b)	16,644	60,751
VistaGen Therapeutics, Inc. (a)	17,980	35,061
Vor Biopharma, Inc. (a)(b)	9,540	110,855
Werewolf Therapeutics, Inc. (a)(b)	4,895	58,299
Xbiotech, Inc.	9,281	103,298
Xilio Therapeutics, Inc. (b)	1,735	27,760
XOMA Corp. (a)(b)	3,163	65,949
		46,943,522
Health Care Equipment & Supplies - 1.1%
Alphatec Holdings, Inc. (a)	3,371	38,531
Angiodynamics, Inc. (a)	21,789	600,941
Asensus Surgical, Inc. (a)(b)	91,118	101,141
Avanos Medical, Inc. (a)	27,941	968,714
Bioventus, Inc. (b)	4,582	66,393
Cryolife, Inc. (a)	2,433	49,512
Cue Health, Inc. (b)	3,448	46,238
CVRx, Inc.	775	9,478
DarioHealth Corp. (a)(b)	7,897	102,424
Haemonetics Corp. (a)	9,430	500,167
Integer Holdings Corp. (a)	19,017	1,627,665
Invacare Corp. (a)	18,418	50,097
Lantheus Holdings, Inc. (a)	33,346	963,366
LivaNova PLC (a)	6,086	532,099
Lucid Diagnostics, Inc.	1,251	6,718
Meridian Bioscience, Inc. (a)	22,186	452,594
Merit Medical Systems, Inc. (a)	3,473	216,368
Mesa Laboratories, Inc. (b)	2,857	937,353
Natus Medical, Inc. (a)	19,706	467,623
Neogen Corp. (a)	3,827	173,784
Neuronetics, Inc. (a)	1,331	5,936
OraSure Technologies, Inc. (a)	41,079	356,977
Orthofix International NV (a)	10,712	333,036
Paragon 28, Inc.	949	16,788
PROCEPT BioRobotics Corp.	747	18,682
RxSight, Inc. (b)	782	8,798
Seaspine Holdings Corp. (a)	9,634	131,215
Sientra, Inc. (a)(b)	5,301	19,455
Sight Sciences, Inc. (b)	1,212	21,295
Talis Biomedical Corp.	8,519	34,161
Utah Medical Products, Inc.	1,682	168,200
Varex Imaging Corp. (a)	19,353	610,587
		9,636,336
Health Care Providers & Services - 2.0%
AdaptHealth Corp. (a)(b)	41,832	1,023,211
Addus HomeCare Corp. (a)	5,310	496,538
AirSculpt Technologies, Inc. (a)	1,230	21,144
Apria, Inc.	5,669	184,809
Brookdale Senior Living, Inc. (a)	107,292	553,627
Castle Biosciences, Inc. (a)	1,112	47,671
Community Health Systems, Inc. (a)	9,263	123,291
Covetrus, Inc. (a)	60,066	1,199,518
Cross Country Healthcare, Inc. (a)	18,184	504,788
Fulgent Genetics, Inc. (a)(b)	10,578	1,064,041
LifeStance Health Group, Inc.	9,650	91,868
Magellan Health Services, Inc. (a)	13,506	1,282,935
MEDNAX, Inc. (a)	20,425	555,764
Modivcare, Inc. (a)	4,789	710,161
National Healthcare Corp.	7,188	488,353
Option Care Health, Inc. (a)	92,029	2,617,305
Owens & Minor, Inc.	7,330	318,855
Patterson Companies, Inc.	36,924	1,083,719
SOC Telemed, Inc. Class A (a)	7,596	9,723
Tenet Healthcare Corp. (a)	54,144	4,423,023
Tivity Health, Inc. (a)	10,134	267,943
Triple-S Management Corp. (a)	13,030	464,910
Viemed Healthcare, Inc. (a)	17,559	91,658
		17,624,855
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	69,982	1,291,168
American Well Corp. (a)(b)	105,861	639,400
Castlight Health, Inc. Class B (a)	70,013	107,820
Computer Programs & Systems, Inc. (a)	7,983	233,902
Convey Health Solutions Holdin	3,034	25,364
Evolent Health, Inc. (a)	36,904	1,021,134
Forian, Inc. (a)	797	7,189
HealthStream, Inc. (a)	15,141	399,117
MultiPlan Corp. Class A (a)(b)	186,307	825,340
NantHealth, Inc. (a)(b)	9,098	9,598
Nextgen Healthcare, Inc. (a)	34,047	605,696
		5,165,728
Life Sciences Tools & Services - 0.3%
Absci Corp. (b)	3,321	27,232
Alpha Teknova, Inc.	1,647	33,731
Codex DNA, Inc.	2,114	22,831
Cytek Biosciences, Inc. (b)	1,763	28,772
Fluidigm Corp. (a)(b)	39,228	153,774
Harvard Bioscience, Inc. (a)	3,939	27,770
IsoPlexis Corp.	1,992	18,306
MaxCyte, Inc. (b)	23,320	237,631
Nanostring Technologies, Inc. (a)	2,168	91,555
Pacific Biosciences of California, Inc. (a)(b)	61,624	1,260,827
Personalis, Inc. (a)	20,053	286,156
Rapid Micro Biosystems, Inc.	1,990	21,174
Seer, Inc. (b)	15,158	345,754
Singular Genomics Systems, Inc. (a)	2,921	33,767
		2,589,280
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc. (a)	15,675	365,071
ANI Pharmaceuticals, Inc. (a)	6,230	287,078
Atea Pharmaceuticals, Inc. (a)	33,399	298,587
Athira Pharma, Inc. (a)(b)	18,599	242,345
Cara Therapeutics, Inc. (a)	25,990	316,558
Citius Pharmaceuticals, Inc. (a)(b)	63,326	97,522
CorMedix, Inc. (a)(b)	19,269	87,674
CymaBay Therapeutics, Inc. (a)	36,860	124,587
DICE Therapeutics, Inc. (b)	3,277	82,941
Endo International PLC (a)	132,920	499,779
Eyepoint Pharmaceuticals, Inc. (a)(b)	12,668	155,056
Fulcrum Therapeutics, Inc. (a)	15,932	281,837
Ikena Oncology, Inc. (a)(b)	14,902	186,871
Innoviva, Inc. (a)	22,021	379,862
Kala Pharmaceuticals, Inc. (a)(b)	10,313	12,479
KemPharm, Inc. (a)(b)	8,862	77,188
NGM Biopharmaceuticals, Inc. (a)(b)	16,411	290,639
Nuvation Bio, Inc. (a)(b)	14,248	121,108
Pliant Therapeutics, Inc. (a)	1,001	13,514
Prestige Brands Holdings, Inc. (a)	28,701	1,740,716
Provention Bio, Inc. (a)(b)	31,054	174,523
Rain Therapeutics, Inc. (a)(b)	3,014	38,820
Reata Pharmaceuticals, Inc. (a)(b)	2,005	52,872
Supernus Pharmaceuticals, Inc. (a)(b)	28,156	821,029
Tarsus Pharmaceuticals, Inc. (a)	894	20,115
Terns Pharmaceuticals, Inc.	2,316	16,374
Theravance Biopharma, Inc. (a)	2,660	29,393
Theseus Pharmaceuticals, Inc. (b)	2,696	34,185
Ventyx Biosciences, Inc.	2,441	48,478
Zogenix, Inc. (a)(b)	32,615	529,994
		7,427,195

TOTAL HEALTH CARE		89,386,916

INDUSTRIALS - 15.1%
Aerospace & Defense - 0.9%
AAR Corp. (a)	19,973	779,546
Aerojet Rocketdyne Holdings, Inc.	8,452	395,216
AerSale Corp. (a)	5,307	94,146
Astronics Corp. (a)	13,768	165,216
Cadre Holding, Inc. (b)	2,204	56,026
Ducommun, Inc. (a)	6,721	314,341
Kaman Corp.	16,006	690,659
Kratos Defense & Security Solutions, Inc. (a)	55,485	1,076,409
Maxar Technologies, Inc.	42,002	1,240,319
Moog, Inc. Class A	16,594	1,343,616
National Presto Industries, Inc.	2,790	228,864
Park Aerospace Corp.	10,675	140,910
Parsons Corp. (a)	14,982	504,144
Triumph Group, Inc. (a)	36,712	680,273
Vectrus, Inc. (a)	6,439	294,713
		8,004,398
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	34,089	1,001,535
Atlas Air Worldwide Holdings, Inc. (a)	16,602	1,562,580
Hub Group, Inc. Class A (a)	19,144	1,612,691
Radiant Logistics, Inc. (a)	22,435	163,551
		4,340,357
Airlines - 0.3%
Hawaiian Holdings, Inc. (a)(b)	29,680	545,222
Mesa Air Group, Inc. (a)	19,038	106,613
SkyWest, Inc. (a)	28,396	1,115,963
Spirit Airlines, Inc. (a)	56,163	1,227,162
		2,994,960
Building Products - 1.0%
American Woodmark Corp. (a)	9,432	614,966
Apogee Enterprises, Inc.	14,304	688,738
Caesarstone Sdot-Yam Ltd.	12,200	138,348
Gibraltar Industries, Inc. (a)(b)	13,575	905,181
Griffon Corp.	26,807	763,463
Insteel Industries, Inc.	9,885	393,522
Jeld-Wen Holding, Inc. (a)	31,935	841,807
PGT Innovations, Inc. (a)	17,664	397,263
Quanex Building Products Corp.	19,289	477,981
Resideo Technologies, Inc. (a)	73,692	1,918,203
UFP Industries, Inc.	3,462	318,539
View, Inc. Class A (a)(b)	81,079	317,019
Zurn Water Solutions Corp.	32,867	1,196,359
		8,971,389
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	39,059	1,595,560
ACCO Brands Corp.	54,305	448,559
Aris Water Solution, Inc. Class A	6,085	78,801
Brady Corp. Class A	27,454	1,479,771
BrightView Holdings, Inc. (a)	24,576	346,030
Casella Waste Systems, Inc. Class A (a)	2,345	200,310
CECO Environmental Corp. (a)(b)	18,110	112,825
CompX International, Inc. Class A	714	16,044
CoreCivic, Inc. (a)	68,772	685,657
Deluxe Corp.	24,458	785,346
Ennis, Inc.	14,418	281,584
Harsco Corp.(a)	26,588	444,285
Healthcare Services Group, Inc.	20,527	365,175
Heritage-Crystal Clean, Inc. (a)	5,825	186,517
HNI Corp.	22,633	951,718
Interface, Inc.	26,707	425,977
KAR Auction Services, Inc. (a)	69,564	1,086,590
Kimball International, Inc. Class B	20,485	209,562
Matthews International Corp. Class A	17,942	657,933
Millerknoll, Inc.	43,266	1,695,595
NL Industries, Inc.	4,569	33,811
R.R. Donnelley & Sons Co. (a)	40,908	460,624
Steelcase, Inc. Class A	50,539	592,317
Team, Inc. (a)	13,119	14,300
U.S. Ecology, Inc. (a)	16,649	531,769
UniFirst Corp.	8,714	1,833,426
VSE Corp.	6,172	376,122
		15,896,208
Construction & Engineering - 1.8%
API Group Corp. (a)	116,699	3,007,333
Arcosa, Inc.	28,091	1,480,396
Argan, Inc.	8,312	321,591
Concrete Pumping Holdings, Inc. (a)	14,804	121,393
Dycom Industries, Inc. (a)	3,139	294,313
EMCOR Group, Inc.	27,803	3,541,824
Fluor Corp. (a)(b)	81,924	2,029,257
Granite Construction, Inc.	26,471	1,024,428
Great Lakes Dredge & Dock Corp. (a)	37,400	587,928
Infrastructure and Energy Alternatives, Inc. (a)	10,542	96,986
INNOVATE Corp. (a)	26,610	98,457
Matrix Service Co. (a)	14,080	105,882
MYR Group, Inc. (a)	2,515	278,033
Northwest Pipe Co. (a)	5,418	172,292
NV5 Global, Inc. (a)(b)	5,765	796,262
Primoris Services Corp.	31,139	746,713
Sterling Construction Co., Inc. (a)	13,232	348,002
Tutor Perini Corp. (a)	23,760	293,911
		15,345,001
Electrical Equipment - 0.8%
Advent Technologies Holdings, Inc. Class A (a)(b)	2,149	15,064
Allied Motion Technologies, Inc.	533	19,449
American Superconductor Corp. (a)	16,010	174,189
Array Technologies, Inc. (a)	56,887	892,557
AZZ, Inc.	14,211	785,726
Babcock & Wilcox Enterprises, Inc. (a)	22,414	202,174
Beam Global (a)(b)	1,031	19,177
Encore Wire Corp.	11,402	1,631,626
EnerSys	22,187	1,754,104
FuelCell Energy, Inc. (a)(b)	49,804	258,981
GrafTech International Ltd.	13,190	156,038
Powell Industries, Inc.	5,312	156,651
Preformed Line Products Co.	1,631	105,526
Romeo Power, Inc. (a)(b)	15,983	58,338
Thermon Group Holdings, Inc. (a)	18,706	316,693
		6,546,293
Machinery - 3.4%
AgEagle Aerial Systems, Inc. (a)(b)	15,618	24,520
Alamo Group, Inc. (b)	717	105,528
Albany International Corp. Class A	14,163	1,252,717
Altra Industrial Motion Corp.	37,699	1,944,137
Astec Industries, Inc.	13,198	914,225
Barnes Group, Inc.	27,235	1,268,879
Blue Bird Corp. (a)	4,389	68,644
Chart Industries, Inc. (a)(b)	8,510	1,357,260
Columbus McKinnon Corp. (NY Shares)	16,123	745,850
Commercial Vehicle Group, Inc. (a)	11,170	90,030
Desktop Metal, Inc. (a)(b)	39,221	194,144
EnPro Industries, Inc.	11,793	1,298,056
ESCO Technologies, Inc.	13,456	1,210,905
Gorman-Rupp Co.	10,466	466,260
Hillenbrand, Inc.	19,006	988,122
Hyliion Holdings Corp. Class A (a)(b)	55,876	346,431
Hyster-Yale Materials Handling Class A	5,780	237,558
Ideanomics, Inc. (a)(b)	255,209	306,251
Kennametal, Inc.	48,298	1,734,381
Lindsay Corp.	630	95,760
Luxfer Holdings PLC sponsored	8,744	168,847
Manitowoc Co., Inc. (a)	20,079	373,269
Mayville Engineering Co., Inc. (a)(b)	5,036	75,087
Meritor, Inc. (a)	5,835	144,591
Miller Industries, Inc.	5,681	189,745
Mueller Industries, Inc.	20,027	1,188,803
Mueller Water Products, Inc. Class A	84,663	1,219,147
NN, Inc. (a)	23,617	96,830
Park-Ohio Holdings Corp.	4,525	95,794
Proto Labs, Inc. (a)	13,532	694,868
RBC Bearings, Inc. (a)	13,906	2,808,595
REV Group, Inc.	13,914	196,883
SPX Corp. (a)	4,367	260,623
SPX Flow, Inc.	21,970	1,899,966
Standex International Corp.	6,821	754,812
The Greenbrier Companies, Inc.	18,307	840,108
Titan International, Inc. (a)	25,354	277,880
Trinity Industries, Inc.	44,310	1,338,162
Wabash National Corp.	26,532	517,905
Watts Water Technologies, Inc. Class A	7,051	1,369,093
		29,160,666
Marine - 0.4%
Costamare, Inc.	30,510	385,952
Eagle Bulk Shipping, Inc.	5,064	230,412
Genco Shipping & Trading Ltd.	17,878	286,048
Matson, Inc.	23,932	2,154,598
Safe Bulkers, Inc. (a)	35,495	133,816
		3,190,826
Professional Services - 1.1%
Acacia Research Corp. (a)	27,498	141,065
ASGN, Inc. (a)	3,282	404,999
Atlas Technical Consultants, Inc. (a)	6,359	53,543
Barrett Business Services, Inc.	4,221	291,502
CBIZ, Inc. (a)	27,946	1,093,248
CRA International, Inc.	642	59,937
First Advantage Corp.	2,662	50,684
Heidrick & Struggles International, Inc.	6,272	274,275
Hirequest, Inc.	226	4,556
HireRight Holdings Corp.	7,029	112,464
Huron Consulting Group, Inc. (a)	11,203	559,030
ICF International, Inc.	10,627	1,089,799
KBR, Inc.	10,336	492,200
Kelly Services, Inc. Class A (non-vtg.)	19,927	334,176
Korn Ferry	31,219	2,364,215
ManTech International Corp. Class A	15,762	1,149,523
MISTRAS Group, Inc. (a)	10,787	80,147
Resources Connection, Inc.	17,984	320,835
Sterling Check Corp. (b)	5,201	106,673
TrueBlue, Inc. (a)	20,221	559,515
Willdan Group, Inc. (a)	1,277	44,950
		9,587,336
Road & Rail - 1.2%
ArcBest Corp.	14,656	1,756,522
Avis Budget Group, Inc. (a)	23,891	4,954,277
Covenant Transport Group, Inc. Class A (a)	6,786	179,354
Heartland Express, Inc.	26,546	446,504
Marten Transport Ltd.	34,466	591,437
P.A.M. Transportation Services, Inc.	1,669	118,516
U.S. Xpress Enterprises, Inc. (a)(b)	15,253	89,535
Universal Logistics Holdings, Inc.	995	18,766
Werner Enterprises, Inc.	31,316	1,492,521
Yellow Corp. (a)	27,738	349,221
		9,996,653
Trading Companies & Distributors - 1.9%
Alta Equipment Group, Inc. (a)	8,884	130,062
Beacon Roofing Supply, Inc. (a)	8,413	482,486
Boise Cascade Co.	18,008	1,282,170
Custom Truck One Source, Inc. Class A (a)	18,442	147,536
DXP Enterprises, Inc. (a)	9,751	250,308
GATX Corp.	20,295	2,114,536
Global Industrial Co.	1,718	70,266
GMS, Inc. (a)	24,946	1,499,504
McGrath RentCorp.	4,324	347,044
MRC Global, Inc. (a)	46,987	323,271
NOW, Inc. (a)	63,736	544,305
Rush Enterprises, Inc.:
Class A	25,796	1,435,289
Class B	2,198	118,626
Textainer Group Holdings Ltd.	23,638	844,113
Titan Machinery, Inc. (a)	11,469	386,391
Triton International Ltd.	38,600	2,324,878
Veritiv Corp. (a)	8,280	1,014,880
WESCO International, Inc. (a)	21,428	2,819,711
Willis Lease Finance Corp. (a)	1,345	50,639
		16,186,015

TOTAL INDUSTRIALS		130,220,102

INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.7%
ADTRAN, Inc.	25,873	590,681
Aviat Networks, Inc. (a)	6,425	206,114
Calix, Inc. (a)	5,610	448,632
Comtech Telecommunications Corp.	14,954	354,260
Digi International, Inc. (a)	19,797	486,412
DZS, Inc. (a)	5,456	88,496
EMCORE Corp. (a)	18,286	127,636
Harmonic, Inc. (a)	43,493	511,478
Inseego Corp. (a)(b)	37,978	221,412
KVH Industries, Inc. (a)	7,986	73,391
NETGEAR, Inc. (a)	16,534	482,958
NetScout Systems, Inc. (a)	40,527	1,340,633
Plantronics, Inc. (a)	14,436	423,552
Ribbon Communications, Inc. (a)	41,900	253,495
Viavi Solutions, Inc. (a)	14,921	262,908
		5,872,058
Electronic Equipment & Components - 1.8%
Aeva Technologies, Inc. (a)	61,146	462,264
Belden, Inc.	25,492	1,675,589
Benchmark Electronics, Inc.	20,271	549,344
CTS Corp.	14,431	529,906
Daktronics, Inc. (a)	20,246	102,242
ePlus, Inc. (a)	15,378	828,567
Fabrinet (a)	3,050	361,334
FARO Technologies, Inc. (a)	5,404	378,388
Identiv, Inc. (a)	957	26,930
II-VI, Inc. (a)(b)	4,559	311,516
Insight Enterprises, Inc. (a)	12,997	1,385,480
Itron, Inc. (a)	4,811	329,650
Kimball Electronics, Inc. (a)	12,924	281,226
Knowles Corp. (a)	51,539	1,203,436
Methode Electronics, Inc. Class A	22,091	1,086,214
OSI Systems, Inc. (a)	8,654	806,553
PC Connection, Inc.	6,471	279,094
Plexus Corp. (a)	1,793	171,931
Rogers Corp. (a)	1,310	357,630
Sanmina Corp. (a)	36,662	1,520,007
ScanSource, Inc. (a)	14,674	514,764
TTM Technologies, Inc. (a)(b)	58,432	870,637
Vishay Intertechnology, Inc.	66,982	1,464,896
Vishay Precision Group, Inc. (a)	6,821	253,196
		15,750,794
IT Services - 0.6%
Cass Information Systems, Inc.	6,365	250,272
Conduent, Inc. (a)	97,924	522,914
CSG Systems International, Inc.	9,869	568,652
Digitalocean Holdings, Inc. (a)(b)	1,630	130,938
Flywire Corp. (a)(b)	5,912	225,011
Hackett Group, Inc.	971	19,935
Limelight Networks, Inc. (a)(b)	70,245	240,940
Liveramp Holdings, Inc. (a)	38,345	1,838,643
MoneyGram International, Inc. (a)	52,031	410,525
Rackspace Technology, Inc. (a)(b)	8,735	117,660
Remitly Global, Inc. (b)	1,233	25,424
Repay Holdings Corp. (a)	28,334	517,662
StarTek, Inc. (a)	9,353	48,823
Unisys Corp. (a)	7,886	162,215
		5,079,614
Semiconductors & Semiconductor Equipment - 1.1%
Alpha & Omega Semiconductor Ltd. (a)	2,266	137,229
Amkor Technology, Inc.	47,241	1,171,104
AXT, Inc. (a)	24,324	214,294
Cohu, Inc. (a)	4,041	153,922
Diodes, Inc. (a)	5,791	635,910
FormFactor, Inc. (a)	5,861	267,965
Ichor Holdings Ltd. (a)	5,871	270,242
NeoPhotonics Corp. (a)	29,925	459,947
NVE Corp.	35	2,391
Onto Innovation, Inc. (a)	19,369	1,960,724
PDF Solutions, Inc. (a)	17,176	546,025
Photronics, Inc. (a)	34,229	645,217
Rambus, Inc. (a)	62,480	1,836,287
SkyWater Technology, Inc. (a)(b)	461	7,477
SunPower Corp. (a)(b)	9,338	194,884
Veeco Instruments, Inc. (a)(b)	28,789	819,623
		9,323,241
Software - 1.3%
A10 Networks, Inc.	6,027	99,928
Agilysys, Inc. (a)	1,479	65,756
Alkami Technology, Inc. (a)(b)	1,231	24,694
American Software, Inc. Class A	3,891	101,827
Arteris, Inc. (b)	1,133	23,918
Asana, Inc. (a)	3,403	253,694
AvidXchange Holdings, Inc.	2,383	35,888
Benefitfocus, Inc. (a)	3,919	41,777
Bottomline Technologies, Inc. (a)	21,486	1,213,314
ChannelAdvisor Corp. (a)	5,371	132,556
Cleanspark, Inc. (a)(b)	20,615	196,255
Couchbase, Inc. (b)	1,582	39,487
CS Disco, Inc. (b)	2,467	88,195
E2open Parent Holdings, Inc. (a)(b)	115,538	1,300,958
Ebix, Inc.	15,347	466,549
eGain Communications Corp. (a)	6,666	66,527
Enfusion, Inc. Class A	3,046	63,783
EngageSmart, Inc. (b)	2,318	55,910
Envestnet, Inc. (a)	2,095	166,217
EverCommerce, Inc.	2,471	38,918
GTY Technology Holdings, Inc. (a)	18,479	123,809
Instructure Holdings, Inc. (b)	5,697	136,614
Intapp, Inc.	1,521	38,268
InterDigital, Inc.	10,552	755,840
Kaltura, Inc.	5,149	17,352
Marathon Digital Holdings, Inc. (a)(b)	51,996	1,708,589
MeridianLink, Inc. (b)	1,902	41,045
Model N, Inc. (a)	1,804	54,174
ON24, Inc. (a)	5,578	96,778
Ping Identity Holding Corp. (a)	35,227	805,994
Rekor Systems, Inc. (a)(b)	6,934	45,418
SecureWorks Corp. (a)	5,696	90,965
Smith Micro Software, Inc. (a)	26,656	131,148
Stronghold Digital Mining, Inc. Class A (b)	1,122	14,418
Verint Systems, Inc. (a)(b)	37,303	1,958,781
VirnetX Holding Corp. (a)(b)	35,112	91,291
Weave Communications, Inc.	725	11,006
Xperi Holding Corp.	61,335	1,159,845
		11,757,486
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	6,316	136,047
Eastman Kodak Co. (a)(b)	1,204	5,635
Quantum Corp. (a)	33,275	183,678
Super Micro Computer, Inc. (a)	25,270	1,110,617
Turtle Beach Corp. (a)	1,593	35,460
		1,471,437

TOTAL INFORMATION TECHNOLOGY		49,254,630

MATERIALS - 4.6%
Chemicals - 1.9%
AdvanSix, Inc.	15,799	746,503
American Vanguard Corp.	12,535	205,449
Amyris, Inc. (a)(b)	90,396	489,042
Avient Corp.	47,298	2,646,323
Chase Corp.	3,088	307,441
Ecovyst, Inc.	28,310	289,894
Ferro Corp. (a)	7,238	158,006
FutureFuel Corp.	13,815	105,547
GCP Applied Technologies, Inc. (a)	28,362	897,941
H.B. Fuller Co.	24,681	1,999,161
Hawkins, Inc.	3,793	149,634
Innospec, Inc.	9,735	879,460
Intrepid Potash, Inc. (a)	5,857	250,270
Koppers Holdings, Inc. (a)(b)	12,334	386,054
Kraton Performance Polymers, Inc. (a)	18,070	837,002
Kronos Worldwide, Inc.	9,802	147,128
Minerals Technologies, Inc.	19,062	1,394,385
Rayonier Advanced Materials, Inc. (a)	35,653	203,579
Sensient Technologies Corp.	11,716	1,172,303
Stepan Co.	11,198	1,391,799
Tredegar Corp.	1,948	23,025
Tronox Holdings PLC	66,317	1,593,598
Valhi, Inc.	1,272	36,570
Zymergen, Inc. (a)	37,065	247,965
		16,558,079
Construction Materials - 0.4%
Summit Materials, Inc. (a)	68,574	2,752,560
United States Lime & Minerals, Inc.	1,141	147,212
		2,899,772
Containers & Packaging - 0.4%
Greif, Inc.:
Class A	13,010	785,414
Class B	2,630	157,221
Myers Industries, Inc.	11,546	231,035
Pactiv Evergreen, Inc.	25,043	317,545
Ranpak Holdings Corp. (A Shares) (a)	18,294	687,489
TriMas Corp.	25,100	928,700
UFP Technologies, Inc. (a)	3,580	251,531
		3,358,935
Metals & Mining - 1.6%
Allegheny Technologies, Inc. (a)	28,041	446,693
Arconic Corp. (a)	61,453	2,028,564
Carpenter Technology Corp.	27,405	799,952
Century Aluminum Co. (a)	27,859	461,345
Coeur d'Alene Mines Corp. (a)	46,230	232,999
Commercial Metals Co.	69,324	2,515,768
Constellium NV (a)	71,723	1,284,559
Gatos Silver, Inc. (a)	4,432	46,004
Haynes International, Inc.	6,985	281,705
Hecla Mining Co.	216,604	1,130,673
Kaiser Aluminum Corp.	8,042	755,465
Materion Corp.	7,180	660,129
Olympic Steel, Inc.	5,295	124,433
PolyMet Mining Corp. (a)	9,819	24,548
Ryerson Holding Corp.	3,547	92,399
Schnitzer Steel Industries, Inc. Class A	13,825	717,794
SunCoke Energy, Inc.	47,729	314,534
TimkenSteel Corp. (a)(b)	26,751	441,392
Warrior Metropolitan Coal, Inc.	26,586	683,526
Worthington Industries, Inc.	18,998	1,038,431
		14,080,913
Paper & Forest Products - 0.3%
Clearwater Paper Corp. (a)	9,437	346,055
Glatfelter Corp.	25,023	430,396
Neenah, Inc.	9,666	447,342
Schweitzer-Mauduit International, Inc.	18,058	539,934
Verso Corp.	15,196	410,596
		2,174,323

TOTAL MATERIALS		39,072,022

REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 11.0%
Acadia Realty Trust (SBI)	50,821	1,109,422
Agree Realty Corp.	40,568	2,894,932
Alexander & Baldwin, Inc.	42,476	1,065,723
American Assets Trust, Inc.	29,551	1,109,049
American Finance Trust, Inc.	70,074	639,776
Apartment Investment & Management Co. Class A	87,370	674,496
Apple Hospitality (REIT), Inc.	124,603	2,012,338
Armada Hoffler Properties, Inc.	36,933	562,120
Ashford Hospitality Trust, Inc. (a)	9,741	93,514
Braemar Hotels & Resorts, Inc. (a)	32,226	164,353
Brandywine Realty Trust (SBI)	99,935	1,341,128
Broadstone Net Lease, Inc.	91,720	2,276,490
BRT Apartments Corp.	6,637	159,222
CareTrust (REIT), Inc.	56,921	1,299,506
CatchMark Timber Trust, Inc.	9,698	84,470
Centerspace	8,319	922,577
Chatham Lodging Trust (a)	27,378	375,626
City Office REIT, Inc.	25,016	493,316
Clipper Realty, Inc.	884	8,787
Community Healthcare Trust, Inc.	5,849	276,482
CorePoint Lodging, Inc. (a)	22,497	353,203
Corporate Office Properties Trust (SBI)	66,027	1,846,775
CTO Realty Growth, Inc.	3,404	209,074
DiamondRock Hospitality Co. (a)	120,940	1,162,233
Digitalbridge Group, Inc. (a)	280,652	2,337,831
Diversified Healthcare Trust (SBI)	139,791	431,954
Easterly Government Properties, Inc.	52,005	1,191,955
Empire State Realty Trust, Inc.	82,636	735,460
Equity Commonwealth (a)	66,873	1,732,011
Essential Properties Realty Trust, Inc.	72,130	2,079,508
Farmland Partners, Inc.	16,993	203,066
Four Corners Property Trust, Inc.	45,789	1,346,654
Franklin Street Properties Corp.	59,817	355,911
Getty Realty Corp.	24,739	793,875
Gladstone Commercial Corp.	16,227	418,170
Gladstone Land Corp.	7,491	252,896
Global Medical REIT, Inc.	37,465	665,004
Global Net Lease, Inc.	61,367	937,688
Healthcare Realty Trust, Inc.	86,124	2,724,963
Hersha Hospitality Trust (a)	18,743	171,873
Independence Realty Trust, Inc.	61,627	1,591,825
Indus Realty Trust, Inc.	832	67,442
Industrial Logistics Properties Trust	38,355	960,793
iStar Financial, Inc.	39,144	1,011,090
Kite Realty Group Trust	126,746	2,760,528
LTC Properties, Inc.	22,910	782,147
LXP Industrial Trust (REIT)	162,645	2,540,515
Monmouth Real Estate Investment Corp. Class A	47,677	1,001,694
National Health Investors, Inc.	25,608	1,471,692
NETSTREIT Corp.	24,522	561,554
NexPoint Residential Trust, Inc.	10,664	893,963
Office Properties Income Trust	28,569	709,654
One Liberty Properties, Inc.	9,970	351,742
Outfront Media, Inc.	67,919	1,821,588
Paramount Group, Inc.	108,239	902,713
Pebblebrook Hotel Trust	75,877	1,697,368
Phillips Edison & Co., Inc.	9,648	318,770
Physicians Realty Trust	129,620	2,440,745
Piedmont Office Realty Trust, Inc. Class A	73,102	1,343,615
Plymouth Industrial REIT, Inc.	18,671	597,472
Postal Realty Trust, Inc.	7,643	151,331
Potlatch Corp.	38,671	2,328,768
Preferred Apartment Communities, Inc. Class A	30,373	548,536
PS Business Parks, Inc.	1,993	367,051
Retail Opportunity Investments Corp.	70,632	1,384,387
Retail Value, Inc.	9,813	62,999
RLJ Lodging Trust	95,739	1,333,644
RPT Realty	49,920	667,930
Ryman Hospitality Properties, Inc. (a)	2,557	235,142
Sabra Health Care REIT, Inc.	132,860	1,798,924
Safehold, Inc.	4,425	353,336
Saul Centers, Inc.	847	44,908
Seritage Growth Properties (a)	21,288	282,492
Service Properties Trust	95,058	835,560
SITE Centers Corp.	101,549	1,607,521
Stag Industrial, Inc.	103,157	4,947,410
Summit Hotel Properties, Inc. (a)	62,893	613,836
Sunstone Hotel Investors, Inc. (a)	126,919	1,488,760
Tanger Factory Outlet Centers, Inc.	42,944	827,960
Terreno Realty Corp.	43,483	3,708,665
The GEO Group, Inc. (b)	67,826	525,652
The Macerich Co.	123,697	2,137,484
UMH Properties, Inc.	4,486	122,602
Uniti Group, Inc.	114,413	1,602,926
Universal Health Realty Income Trust (SBI)	799	47,517
Urban Edge Properties	67,507	1,282,633
Urstadt Biddle Properties, Inc. Class A	17,605	374,987
Veris Residential, Inc. (a)	51,029	937,913
Washington REIT (SBI)	49,253	1,273,190
Whitestone REIT Class B	28,111	284,764
Xenia Hotels & Resorts, Inc. (a)	65,783	1,191,330
		94,710,499
Real Estate Management & Development - 0.5%
Forestar Group, Inc. (a)	7,895	171,716
FRP Holdings, Inc. (a)	3,744	216,403
Kennedy-Wilson Holdings, Inc.	67,618	1,614,718
Marcus & Millichap, Inc. (a)	12,268	631,311
RE/MAX Holdings, Inc.	10,636	324,292
Realogy Holdings Corp. (a)	66,869	1,124,068
Tejon Ranch Co. (a)	12,313	234,932
The RMR Group, Inc.	7,907	274,215
		4,591,655

TOTAL REAL ESTATE		99,302,154

UTILITIES - 5.0%
Electric Utilities - 1.2%
Allete, Inc.	30,482	2,022,481
MGE Energy, Inc.	21,226	1,745,839
Otter Tail Corp.	23,948	1,710,366
PNM Resources, Inc.	49,432	2,254,594
Portland General Electric Co.	51,968	2,750,147
Via Renewables, Inc. Class A, (b)	1,288	14,722
		10,498,149
Gas Utilities - 1.8%
Brookfield Infrastructure Corp. A Shares	35,566	2,427,735
Chesapeake Utilities Corp.	10,031	1,462,620
New Jersey Resources Corp.	55,802	2,291,230
Northwest Natural Holding Co.	17,606	858,821
ONE Gas, Inc.	30,537	2,369,366
South Jersey Industries, Inc.	59,924	1,565,215
Southwest Gas Corp.	34,903	2,444,955
Spire, Inc.	29,283	1,909,837
		15,329,779
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc.:
Class A	20,271	678,673
Class C	31,054	1,118,876
Ormat Technologies, Inc. (b)	26,237	2,080,594
Sunnova Energy International, Inc. (a)	42,906	1,197,936
		5,076,079
Multi-Utilities - 0.8%
Avista Corp.	40,663	1,727,771
Black Hills Corp.	37,061	2,615,395
NorthWestern Energy Corp.	30,491	1,742,866
Unitil Corp.	9,066	416,945
		6,502,977
Water Utilities - 0.6%
American States Water Co.	10,108	1,045,572
Artesian Resources Corp. Class A	4,579	212,145
Cadiz, Inc. (a)(b)	12,118	46,775
California Water Service Group	30,364	2,181,957
Middlesex Water Co.	6,273	754,642
Pure Cycle Corp. (a)	2,082	30,397
SJW Corp.	15,919	1,165,271
York Water Co.	2,951	146,901
		5,583,660

TOTAL UTILITIES		42,990,644

TOTAL COMMON STOCKS
(Cost $731,250,128)		858,237,003

Money Market Funds - 8.4%
Fidelity Cash Central Fund 0.08% (d)	6,478,733	6,480,029
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	65,913,997	65,920,589
TOTAL MONEY MARKET FUNDS
(Cost $72,400,618)		72,400,618
TOTAL INVESTMENT IN SECURITIES - 108.1%
(Cost $803,650,746)		930,637,621
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(69,595,202)
NET ASSETS - 100%		$861,042,419

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	30	March 2022	$3,364,200	$126,812	$126,812

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$23,396,312	$147,775,427	$164,691,710	$1,047	$--	$--	$6,480,029	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	35,797,850	160,729,350	130,606,611	141,873	--	--	65,920,589	0.2%
Total	$59,194,162	$308,504,777	$295,298,321	$142,920	$--	$--	$72,400,618

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$30,445,513	$30,445,513	$--	$--
Consumer Discretionary	68,805,605	68,805,605	--	--
Consumer Staples	26,043,593	26,043,593	--	--
Energy	55,510,412	55,510,412	--	--
Financials	227,205,412	227,205,412	--	--
Health Care	89,386,916	89,386,892	--	24
Industrials	130,220,102	130,220,102	--	--
Information Technology	49,254,630	49,254,630	--	--
Materials	39,072,022	39,072,022	--	--
Real Estate	99,302,154	99,302,154	--	--
Utilities	42,990,644	42,990,644	--	--
Money Market Funds	72,400,618	72,400,618	--	--
Total Investments in Securities:	$930,637,621	$930,637,597	$--	$24
Derivative Instruments:
Assets
Futures Contracts	$126,812	$126,812	$--	$--
Total Assets	$126,812	$126,812	$--	$--
Total Derivative Instruments:	$126,812	$126,812	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$126,812	$0
Total Equity Risk	126,812	0
Total Value of Derivatives	$126,812	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,205,165) — See accompanying schedule: Unaffiliated issuers (cost $731,250,128)	$858,237,003
Fidelity Central Funds (cost $72,400,618)	72,400,618
Total Investment in Securities (cost $803,650,746)		$930,637,621
Segregated cash with brokers for derivative instruments		372,000
Cash		22,372
Receivable for investments sold		276,012
Receivable for fund shares sold		1,340,717
Dividends receivable		1,170,291
Distributions receivable from Fidelity Central Funds		18,555
Other receivables		30
Total assets		933,837,598
Liabilities
Payable for investments purchased	$5,021,838
Payable for fund shares redeemed	1,803,375
Accrued management fee	34,373
Payable for daily variation margin on futures contracts	15,004
Collateral on securities loaned	65,920,589
Total liabilities		72,795,179
Net Assets		$861,042,419
Net Assets consist of:
Paid in capital		$743,815,940
Total accumulated earnings (loss)		117,226,479
Net Assets		$861,042,419
Net Asset Value, offering price and redemption price per share ($861,042,419 ÷ 33,189,126 shares)		$25.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Dividends		$7,132,119
Income from Fidelity Central Funds (including $141,873 from security lending)		142,920
Total income		7,275,039
Expenses
Management fee	$194,125
Independent trustees' fees and expenses	1,239
Interest	400
Total expenses before reductions	195,764
Expense reductions	(26)
Total expenses after reductions		195,738
Net investment income (loss)		7,079,301
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,228,718
Futures contracts	16,920
Total net realized gain (loss)		1,245,638
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,132,089
Futures contracts	91,400
Total change in net unrealized appreciation (depreciation)		2,223,489
Net gain (loss)		3,469,127
Net increase (decrease) in net assets resulting from operations		$10,548,428

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,079,301	$5,974,580
Net realized gain (loss)	1,245,638	50,514,488
Change in net unrealized appreciation (depreciation)	2,223,489	122,995,670
Net increase (decrease) in net assets resulting from operations	10,548,428	179,484,738
Distributions to shareholders	(66,728,802)	(3,724,214)
Share transactions
Proceeds from sales of shares	318,289,841	604,244,540
Reinvestment of distributions	53,788,479	3,080,480
Cost of shares redeemed	(191,364,110)	(186,163,072)
Net increase (decrease) in net assets resulting from share transactions	180,714,210	421,161,948
Total increase (decrease) in net assets	124,533,836	596,922,472
Net Assets
Beginning of period	736,508,583	139,586,111
End of period	$861,042,419	$736,508,583
Other Information
Shares
Sold	12,225,380	25,383,137
Issued in reinvestment of distributions	2,127,287	149,232
Redeemed	(7,299,581)	(7,846,815)
Net increase (decrease)	7,053,086	17,685,554

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$28.18	$16.52	$20.00
Income from Investment Operations
Net investment income (loss)B	.24	.37	.37
Net realized and unrealized gain (loss)	–C	11.59	(3.72)
Total from investment operations	.24	11.96	(3.35)
Distributions from net investment income	(.41)	(.30)	(.12)
Distributions from net realized gain	(2.07)	–	(.02)
Total distributions	(2.48)	(.30)	(.13)D
Net asset value, end of period	$25.94	$28.18	$16.52
Total ReturnE,F	1.17%	73.10%	(16.89)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.05%I
Expenses net of fee waivers, if any	.05%I	.05%	.05%I
Expenses net of all reductions	.05%I	.05%	.05%I
Net investment income (loss)	1.82%I	1.56%	2.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$861,042	$736,509	$139,586
Portfolio turnover rateJ	15%I	60%	74%I

 A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2021

1. Organization.

Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Growth Index Fund	$619,847,702	$199,905,232	$(49,984,398)	$149,920,834
Fidelity Mid Cap Value Index Fund	802,315,740	270,538,074	(22,930,694)	247,607,380
Fidelity Small Cap Growth Index Fund	404,105,522	81,370,005	(55,109,319)	26,260,686
Fidelity Small Cap Value Index Fund	814,819,775	178,097,880	(62,153,222)	115,944,658

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Small Cap Growth Index Fund	$(103,115)	$(51,821)	$(154,936)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	217,197,077	132,634,917
Fidelity Mid Cap Value Index Fund	128,142,868	63,935,599
Fidelity Small Cap Growth Index Fund	142,433,109	55,176,484
Fidelity Small Cap Value Index Fund	198,688,036	59,580,853

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund	Borrower	$8,856,733.32%		$1,183
Fidelity Mid Cap Value Index Fund	Borrower	$18,146,333.32%		$483
Fidelity Small Cap Growth Index Fund	Borrower	$15,117,500.32%		$265
Fidelity Small Cap Value Index Fund	Borrower	$22,874,000.32%		$400

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Small Cap Growth Index Fund	1,661

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Growth Index Fund	$5,364	$21,469	$313,709
Fidelity Mid Cap Value Index Fund	$1,399	$157	$13,934
Fidelity Small Cap Growth Index Fund	$11,859	$15,246	$1,488,273
Fidelity Small Cap Value Index Fund	$13,604	$11,910	$661,746

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Growth Index Fund	$2
Fidelity Mid Cap Value Index Fund	11
Fidelity Small Cap Growth Index Fund	10
Fidelity Small Cap Value Index Fund	26

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Mid Cap Value Index Fund	1	54%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity Mid Cap Growth Index Fund	.05%
Actual		$1,000.00	$1,020.10	$.25
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity Mid Cap Value Index Fund	.05%
Actual		$1,000.00	$1,073.90	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity Small Cap Growth Index Fund	.05%
Actual		$1,000.00	$943.40	$.24
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity Small Cap Value Index Fund	.05%
Actual		$1,000.00	$1,011.70	$.25
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Index Fund
Fidelity Mid Cap Value Index Fund
Fidelity Small Cap Growth Index Fund
Fidelity Small Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for each fund and its benchmark index for the most recent one-year period. No performance peer group information was considered by the Board due to the fact that each fund's peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe period of each fund's operations shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Mid Cap Growth Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Fidelity Mid Cap Value Index Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Fidelity Small Cap Growth Index Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Fidelity Small Cap Value Index Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund's total expense ratio ranked below its respective similar sales load structure group competitive median and below its respective ASPG competitive median for 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

C06-SANN-0322
1.9896343.102

Fidelity® Municipal Bond Index Fund

Semi-Annual Report

December 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of December 31, 2021

% of fund's net assets
California	17.8
New York	16.0
Texas	8.4
New Jersey	5.3
Illinois	5.0

Top Five Sectors as of December 31, 2021

% of fund's net assets
General Obligations	31.3
Transportation	16.2
Special Tax	11.8
Health Care	10.1
Water & Sewer	8.0

Quality Diversification (% of fund's net assets)

As of December 31, 2021
AAA	13.3%
AA,A	74.2%
BBB	9.6%
BB and Below	0.6%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 1.3%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	$70,000	$74,914
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	29,566
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	90,217
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	119,980
5% 11/1/39	250,000	325,554
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	33,669
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	172,104
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	5,567
Black Belt Energy Gas District:
Bonds:
(Proj. No.7) Series 2021 C1, 4%, tender 12/1/26 (a)	300,000	339,429
Series 2017 A, 4%, tender 7/1/22 (a)	120,000	121,713
Series A, 4% 6/1/22	30,000	30,442
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	32,369
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	42,617
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,042
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	52,263
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	50,000	53,296
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	53,706
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	154,651
Series 2017 B1, 3.25% 9/1/31	5,000	5,490
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	54,217
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,734

TOTAL ALABAMA		1,812,540

Alaska - 0.2%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	105,093
Series 2015 B, 5% 8/1/27	50,000	57,748
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	91,179

TOTAL ALASKA		254,020

Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	39,518
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	78,466
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	17,399
Glendale Muni. Property Corp. Rev. Series 2012 C, 4% 7/1/38	70,000	71,960
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	156,272
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,710
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	63,406
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	214,127
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	199,723
Series 2017 D, 5% 7/1/25	15,000	17,298
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	108,874
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	28,746
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	54,084
Series 2016 A, 5% 1/1/27	50,000	60,677
Series A:
5% 1/1/31	40,000	49,519
5% 1/1/36	40,000	47,845
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	65,970
5.25% 12/1/24	10,000	11,261
5.25% 12/1/26	15,000	17,937
Series 2007, 5.25% 12/1/23	20,000	21,704
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	52,980
Series 2020 A, 4% 8/1/44	100,000	117,839

TOTAL ARIZONA		1,543,315

Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Health Care Rev. Series 2021 B1, 5% 9/1/39	55,000	68,826
Fort Smith Wtr. & Swr. Rev. Series 2018:
5% 10/1/30	165,000	206,068
5% 10/1/34	110,000	136,968
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	39,597

TOTAL ARKANSAS		451,459

California - 17.8%
Alameda Corridor Trans. Auth. Rev. Series 2016 B:
3% 10/1/34 (FSA Insured)	15,000	15,974
5% 10/1/36	20,000	23,436
Anaheim Elementary School District Series 2016, 3% 8/1/46	120,000	125,870
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C:
0% 9/1/28 (FSA Insured)	95,000	86,668
0% 9/1/32 (FSA Insured)	105,000	86,828
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	58,654
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,296
Series 2018 A, 2.625%, tender 4/1/26 (a)	130,000	138,533
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	25,295
Series 2017 S7:
4% 4/1/34	95,000	109,946
4% 4/1/38	75,000	86,632
4% 4/1/47	5,000	5,728
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	38,672
Series S7, 5% 4/1/24	195,000	215,157
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	93,464
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A, 4% 6/1/34	125,000	150,191
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	45,404
Series BA, 5% 12/1/32	65,000	83,855
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	147,985
Series 2001 A:
0% 10/1/30	70,000	61,204
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	11,829
Series 2018 B, 5% 10/1/43	100,000	121,980
Series T1, 5% 3/15/39	30,000	44,708
Series U6, 5% 5/1/45	35,000	54,386
California Gen. Oblig.:
Series 2012, 5% 4/1/42	75,000	75,838
Series 2013:
5% 9/1/26	75,000	80,874
5% 9/1/27	55,000	59,298
5% 11/1/30	25,000	27,073
Series 2014:
5% 10/1/23	35,000	37,872
5% 11/1/23	50,000	54,289
5% 12/1/24	155,000	168,964
5% 10/1/28	30,000	33,726
5% 12/1/28	125,000	136,261
Series 2015:
5% 8/1/23	25,000	26,864
5% 8/1/26	65,000	75,448
5% 8/1/26	75,000	85,563
5% 9/1/26	20,000	23,274
5% 9/1/28	50,000	58,265
5% 8/1/29	20,000	23,107
5% 8/1/30	170,000	192,600
5% 8/1/34	280,000	322,420
5% 8/1/45	40,000	45,618
5.25% 8/1/30	95,000	110,486
Series 2016:
3% 9/1/33	120,000	130,187
4% 9/1/28	110,000	126,535
4% 9/1/35	50,000	57,151
5% 9/1/24	45,000	50,505
5% 9/1/26	85,000	102,159
5% 8/1/27	45,000	53,922
5% 9/1/30	15,000	17,876
5% 9/1/32	50,000	59,560
5% 9/1/45	10,000	11,811
Series 2017:
3.5% 8/1/27	25,000	28,804
4% 8/1/37	25,000	28,975
5% 11/1/22	70,000	72,811
5% 11/1/27	75,000	93,165
5% 11/1/31	100,000	123,448
5% 8/1/33	100,000	118,731
Series 2018, 5% 10/1/48	100,000	123,568
Series 2019:
3% 10/1/33	70,000	78,102
3% 10/1/34	50,000	55,412
4% 4/1/25	45,000	50,142
5% 4/1/25	105,000	120,373
5% 4/1/27	10,000	12,228
5% 4/1/30	100,000	127,824
5% 4/1/35	5,000	5,492
5% 4/1/36	75,000	82,309
5% 8/1/36	100,000	124,773
Series 2020:
2% 11/1/36	60,000	60,652
3% 3/1/28	50,000	56,654
3% 11/1/35	250,000	278,179
4% 3/1/28	40,000	47,724
4% 3/1/50	40,000	46,955
5% 3/1/32	50,000	65,277
5% 3/1/32	50,000	65,277
5% 3/1/35	100,000	129,783
Series 2021:
4% 12/1/24	100,000	110,424
4% 10/1/37	135,000	165,124
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51 (Pre-Refunded to 8/15/22 @ 100)	80,000	82,379
Series 2013 A:
4% 3/1/43	35,000	36,437
5% 3/1/22	35,000	35,268
Series 2015, 5% 11/15/26	50,000	58,594
Series 2016 A:
3% 10/1/41	50,000	52,560
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	121,704
Series 2016 B:
5% 11/15/46	15,000	17,746
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,135
Series 2017 A, 5% 11/1/27	20,000	24,831
Series 2017 A2:
4% 11/1/51	175,000	199,948
5% 11/1/47	70,000	106,604
Series 2018 A:
4% 11/15/42	15,000	17,207
5% 11/15/26	35,000	42,255
5% 11/15/33	25,000	30,795
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	17,813
5% 10/1/29	25,000	29,515
Series 2018, 5% 10/1/26	25,000	30,228
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (b)	60,000	73,282
5% 12/31/47 (b)	100,000	118,623
Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	20,000	21,667
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	204,918
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	23,415
5% 11/1/33	105,000	122,322
5% 11/1/43	40,000	46,352
Series 2016 A:
3.125% 11/1/36	50,000	53,355
5% 11/1/45	125,000	146,154
Series 2017 A, 5% 11/1/25	100,000	117,285
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	117,576
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	45,188
5% 1/1/32	20,000	24,223
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	25,000	32,421
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	96,065
Series 2017 A, 5% 4/1/47	55,000	64,569
Series 2018 A, 3.5% 3/1/38	75,000	82,727
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (c)	180,000	227,445
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	26,803
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	23,166
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,898
Coast Cmnty. College District:
Series 2006 B, 0% 8/1/28 (FSA Insured)	300,000	277,763
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	96,755
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	10,387
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	157,093
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	74,460
Series 2017 B, 5% 6/1/27	5,000	6,163
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	40,000	32,338
0% 8/1/38	65,000	45,193
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	62,982
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,894
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	104,097
0% 1/1/27 (Escrowed to Maturity)	40,000	38,388
0% 1/1/29 (Escrowed to Maturity)	20,000	18,540
Series 2013 A:
0% 1/15/24 (FSA Insured)	40,000	39,359
5% 1/15/42 (FSA Insured)	85,000	92,160
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	44,548
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	11,137
Series 2013 B1, 3.95% 1/15/53 (a)	80,000	88,175
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,729
Gilroy School Facilities Fing. Series 2013, 4% 8/1/47 (Pre-Refunded to 8/1/23 @ 100)	215,000	227,760
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	42,668
Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	112,198
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	23,116
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,558
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,558
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	65,000	75,127
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,797
Series 2016 B, 3% 8/1/45	20,000	20,993
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	82,328
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	34,723
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	87,378
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	107,888
Series 2016, 3% 8/1/32	35,000	37,685
Series B, 0% 8/1/35	150,000	115,734
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	100,000	111,872
Series 2017 J, 5% 8/1/28	30,000	37,020
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	33,562
Series C, 5% 8/1/22	25,000	25,701
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	37,627
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	11,187
Series K, 4% 8/1/35	20,000	22,977
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	55,997
Series 2020 A, 4% 6/1/36	250,000	303,474
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	228,405
Series 2018 C, 5% 5/15/37 (b)	75,000	90,875
Series 2018 D:
5% 5/15/22 (b)	80,000	81,381
5% 5/15/31 (b)	80,000	100,427
5% 5/15/34 (b)	120,000	150,010
Series A:
5% 5/15/36 (b)	50,000	62,291
5% 5/15/38	165,000	187,902
Series B, 5% 5/15/34 (b)	10,000	12,299
Series C, 5% 5/15/33 (b)	90,000	109,491
Series D, 5% 5/15/26 (b)	65,000	76,663
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	10,000	10,475
5% 7/1/24	140,000	146,523
Series 2014 C:
4% 7/1/22	55,000	56,056
5% 7/1/29	40,000	44,487
Series 2014 D, 5% 7/1/44	45,000	49,752
Series 2015 A, 3.25% 7/1/31	100,000	107,316
Series 2016 A, 5% 7/1/40	125,000	145,714
Series 2017 A, 5% 7/1/28	5,000	6,051
Series A, 5% 7/1/31	15,000	18,598
Series B:
5% 7/1/29	50,000	54,480
5% 7/1/30	55,000	70,101
5% 7/1/30	40,000	42,763
Series C, 5% 7/1/37	25,000	32,003
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	20,000	20,477
Series 2014 A, 5% 7/1/44	25,000	27,666
Series 2016 B, 5% 7/1/29	50,000	58,782
Series A:
5% 7/1/33	25,000	30,965
5% 7/1/33	20,000	24,194
Series B, 5% 7/1/25	25,000	26,762
Series C, 5% 7/1/23	90,000	92,121
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	182,024
Los Angeles Solid Waste Resources Rev. Series 2018 A, 5% 2/1/30	115,000	143,010
Los Angeles Unified School District:
Series 2014 C:
5% 7/1/23	50,000	53,547
5% 7/1/24	40,000	44,572
Series 2016 A, 5% 7/1/40	30,000	34,083
Series 2018 B1:
5% 7/1/23	95,000	101,740
5.25% 7/1/42	50,000	61,677
Series 2019 A, 5% 7/1/28	130,000	164,039
Series 2020 C, 5% 7/1/30	60,000	79,182
Series 2020, 5% 7/1/25	10,000	11,562
Series 2021 A, 5% 7/1/25	75,000	86,717
Series A:
5% 7/1/22	60,000	61,437
5% 7/1/22	40,000	40,958
5% 7/1/24	5,000	5,571
5% 7/1/29	5,000	6,460
5% 7/1/30	50,000	64,551
Series B, 5% 7/1/25	90,000	104,061
Series C, 5% 7/1/28	55,000	61,054
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	75,418
4% 8/1/47	135,000	153,043
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	71,558
Montebello Unified School District Series A, 5% 8/1/41	50,000	59,300
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	68,377
Series 2009 B, 6.5% 11/1/39	25,000	40,062
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	176,728
Series 2017, 0% 8/1/39	95,000	54,864
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	15,843
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	64,221
Orange County Wtr. District Rev. Series 2017 A, 5% 8/15/29	75,000	90,994
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	144,303
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	30,013
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (c)	50,000	58,197
Palomar Health Rev. Series 2016, 5% 11/1/39	190,000	220,694
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	180,401
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,438
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,034
Poway Unified School District Series 2011, 0% 8/1/46	190,000	97,154
Rancho Santiago Cmnty. College District Series 2013, 4% 9/1/23	155,000	164,604
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	222,833
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015, 4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	113,765
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Proj. Area No. 1 Desert Cmntys. and Interstate 215 Corridor Projs.) Series 2016 A, 3% 10/1/35	245,000	256,111
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	70,200
0% 12/1/34 (FGIC Insured)	100,000	76,779
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	91,673
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,394
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (c)	180,000	102,830
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	6,011
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	60,091
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	213,506
5.25% 8/1/47	30,000	37,439
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	53,864
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	5,000	6,245
Series 2008 E, 0% 7/1/49	125,000	65,129
Series 2009 1, 0% 7/1/30	50,000	44,212
Series 2017 K2, 0% 7/1/31	145,000	117,556
Series A, 0% 7/1/31	15,000	12,941
Series C, 0% 7/1/43	10,000	6,231
Series F1, 5.25% 7/1/28	30,000	38,525
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	61,591
Series R1, 0% 7/1/30	35,000	30,948
Series R4, 5% 7/1/28	70,000	80,963
Series R5, 5% 7/1/26	50,000	59,955
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	5,277
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	11,576
Series A1, 5% 8/1/47	80,000	96,435
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	35,548
Series 2016 A, 5% 5/1/26	25,000	29,686
Series 2017 A, 5% 5/1/47 (b)	40,000	47,426
Series 2017 D:
5% 5/1/24 (b)	35,000	38,574
5% 5/1/25 (b)	105,000	119,907
Series 2019 A, 5% 5/1/49 (b)	25,000	30,590
Series 2019 D:
5% 5/1/26	135,000	160,305
5% 5/1/39	30,000	37,506
Series 2019 E, 5% 5/1/34 (b)	175,000	218,285
Series 2020 A, 4% 5/1/39 (b)	15,000	17,560
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	34,392
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	152,414
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	17,204
Series 2020 A, 5% 11/1/50	85,000	109,038
Series D, 5% 11/1/28	40,000	49,714
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	59,289
0% 1/1/26 (Escrowed to Maturity)	30,000	29,308
0% 1/1/28 (Escrowed to Maturity)	200,000	188,453
0% 1/1/28 (Escrowed to Maturity)	35,000	32,881
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	24,880
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	108,308
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	76,818
San Jose Evergreen Cmnty. College District Series 2004 B, 0% 9/1/32 (FSA Insured)	50,000	41,963
San Jose Int. Arpt. Rev.:
Series 2017 A, 5% 3/1/22 (Escrowed to Maturity) (b)	85,000	85,639
Series 2017 B, 5% 3/1/42	20,000	23,924
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39 (Pre-Refunded to 8/1/24 @ 100)	150,000	164,170
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	158,909
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	150,388
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	19,034
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (c)	50,000	60,221
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	212,204
Series 2019 A, 3.125% 5/1/47	225,000	241,490
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,728
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	87,421
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	156,701
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	208,727
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (c)	40,000	46,894
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	223,443
Series B, 3% 8/1/41	5,000	5,406
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,199
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	99,006
Transbay Joint Powers Auth. Series 2020 A, 5% 10/1/49	135,000	168,351
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	135,000	66,815
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	142,753
Series 2016, 5% 5/15/35	135,000	160,117
Series 2017 AV, 5% 5/15/47	65,000	78,416
Series 2017 M, 5% 5/15/32	75,000	91,311
Series 2018 AZ, 4% 5/15/24	150,000	163,004
Series 2018 O:
4% 5/15/48	65,000	74,645
5% 5/15/58	105,000	128,585
Series AF, 5% 5/15/24	55,000	58,510
Series AM, 5.25% 5/15/37	10,000	11,093
Series AO, 5% 5/15/23	15,000	15,976
Series AY, 5% 5/15/28	20,000	24,538
Series I:
5% 5/15/23	75,000	79,882
5% 5/15/25	50,000	57,552
5% 5/15/28	40,000	45,883
Series M, 5% 5/15/36	80,000	97,071
Series O, 4% 5/15/29	25,000	29,716
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	94,666
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	94,067
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	215,000	223,596
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	14,031
0% 8/1/28	60,000	54,903
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	130,389
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	40,950
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	37,480

TOTAL CALIFORNIA		25,004,463

Colorado - 1.5%
Colorado Ctfs. of Prtn. Series 2020 A, 3% 12/15/36	105,000	116,599
Colorado Health Facilities Auth.:
Series 2016 B, 5% 11/15/30	150,000	176,773
Series 2018 A, 4% 11/15/48	100,000	114,122
Series 2019 A, 5% 11/1/29	35,000	45,116
Series 2019 A1:
4% 8/1/44	55,000	63,152
5% 8/1/26	60,000	71,536
Colorado Health Facilities Auth. Rev.:
Series 2013 A, 5% 1/1/44	150,000	162,068
Series B, 4% 12/1/26 (Pre-Refunded to 12/1/22 @ 100)	50,000	51,735
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	26,572
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,681
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	25,999
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	45,000	46,856
Series 2017 A, 5% 11/15/28 (b)	30,000	36,598
Series 2018 A:
5% 12/1/25 (b)	115,000	133,659
5% 12/1/36 (b)	60,000	83,898
Series 2018 B, 3.5% 12/1/35	15,000	16,810
Series 2019 C, 5% 11/15/31	30,000	38,458
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	53,975
Series 2017, 5% 12/1/26	50,000	59,301
Denver Dedicated Tax Rev. Series 2016 A, 4% 8/1/46	140,000	154,569
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	21,785
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,986
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,739
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	53,504
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	100,417
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,558
Series 2016 B1, 2.75% 6/1/30	85,000	90,950
Weld County School District #6, Greely Series 2020, 5% 12/1/44	250,000	317,571

TOTAL COLORADO		2,135,987

Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	16,681
Series 2015 B, 3.375% 6/15/29	25,000	27,141
Series 2016 A, 5% 3/15/26	30,000	35,424
Series 2017 A, 5% 4/15/27	25,000	30,485
Series 2018 D, 5% 4/15/27	105,000	128,039
Series 2019 A, 5% 4/15/27	25,000	30,485
Series 2020 C, 4% 6/1/31	30,000	36,437
Series 2021 B:
3% 6/1/40	100,000	109,554
4% 6/1/31	65,000	80,573
Series A, 5% 3/15/28	35,000	39,898
Series B, 5% 1/15/24	50,000	54,692
Series D:
4% 8/15/31	15,000	16,976
5% 4/15/26	25,000	29,597
Series E:
3.375% 10/15/36	30,000	32,999
5% 9/15/25	30,000	34,885
5% 10/15/25	30,000	34,984
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (a)	225,000	238,828
Series 2019 A, 4% 7/1/34	30,000	34,936
Series 2020 A, 5% 7/1/30	50,000	64,551
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	25,000	26,531
Series 2018 A, 3.5% 5/15/33	5,000	5,431
Series B1, 3.45% 11/15/41	5,000	5,225
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	96,924
Series 2015 B, 5% 8/1/26	110,000	127,087
Series 2016 A, 5% 9/1/31	5,000	5,948
Series 2018 A, 5% 1/1/27	35,000	42,340
Series 2021 A, 4% 5/1/37	35,000	42,298
Series A:
4% 9/1/35	45,000	50,755
5% 9/1/30	60,000	71,563
Series B:
5% 10/1/33	10,000	12,538
5% 10/1/36	25,000	31,252
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,176

TOTAL CONNECTICUT		1,626,233

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	4,000	4,423
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	15,000	19,198
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	54,551

TOTAL DELAWARE		78,172

District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	69,249
Series 2016 A, 5% 6/1/32	40,000	47,259
Series 2017 A, 5% 6/1/29	45,000	54,894
Series 2017 D:
5% 6/1/28	100,000	122,497
5% 6/1/42	35,000	42,334
Series 2019 A:
5% 10/15/31	80,000	102,389
5% 10/15/44	15,000	18,855
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	128,120
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	234,116
5% 10/1/33	205,000	264,419
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,727
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	36,238
Series 2014 C:
5% 10/1/27	20,000	22,472
5% 10/1/28	50,000	56,107
Series 2015 B, 5% 10/1/35	115,000	133,187
Series 2019 A, 5% 10/1/44	20,000	25,348
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 3% 10/1/50 (FSA Insured)	20,000	20,976
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 4% 10/1/36	60,000	69,330
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	45,000	50,567
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,815
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	29,302
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	54,098
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	14,580
Series 2019 218, 4% 10/1/44	100,000	113,734
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	45,000	46,537
Series 2014 A:
5% 10/1/28 (b)	40,000	44,595
5% 10/1/44 (b)	105,000	116,608
Series 2018 A, 5% 10/1/27 (b)	65,000	79,379
Series 2021 A, 4% 10/1/41 (b)	205,000	243,788
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	12,184
Series 2017 B, 5% 7/1/42	70,000	83,977

TOTAL DISTRICT OF COLUMBIA		2,371,681

Florida - 4.1%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	80,000	84,326
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 4% 10/1/42	65,000	66,692
Series 2015 A, 5% 10/1/33 (b)	35,000	40,088
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (b)	75,000	85,607
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (FSA Insured)	50,000	53,436
4% 7/1/40	20,000	22,324
Series 2017, 3.375% 7/1/42	70,000	76,012
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	77,621
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	22,239
Series 2018 A, 4% 6/1/37	55,000	64,637
Series 2019 D, 4% 6/1/30	35,000	42,568
Series A, 5% 6/1/27	80,000	92,229
Series C:
4% 6/1/28	30,000	31,525
5% 6/1/25	90,000	103,923
Series D, 4% 6/1/32	25,000	28,407
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	63,741
Series 2021 B, 2% 7/1/43	155,000	146,064
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	119,985
Florida Gen. Oblig. Series 2019 A, 4% 7/1/38	140,000	164,997
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	46,440
Florida State Dept. Trans. Fing. Corp. Series 2020, 3% 7/1/34	195,000	217,158
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	130,251
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	36,938
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	54,232
3.25% 8/1/49	10,000	10,907
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	51,974
5% 10/1/28	25,000	26,766
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	94,913
Hillsborough County Util. Rev. Series 2016, 3% 8/1/46	40,000	42,317
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	153,043
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	80,540
Series 2013 C, 5.25% 10/1/30	150,000	162,493
Series 2014, 5% 10/1/28	65,000	72,826
Series 2019 A:
5% 10/1/24	85,000	95,581
5% 10/1/27	80,000	98,501
5% 10/1/29	25,000	32,086
5% 10/1/32	60,000	77,149
5% 10/1/34	100,000	127,818
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	17,258
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,712
Miami Beach Health Facilities Auth. Hosp. Rev.:
Series 2014 A, 5% 11/15/39	25,000	27,940
Series 2021 B, 3% 11/15/51	140,000	145,965
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	139,239
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	45,000	46,578
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	40,000	41,433
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	220,000	227,883
Series 2016 A, 5% 10/1/41	20,000	23,668
Series 2020 A, 4% 10/1/39	130,000	154,018
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	30,000	17,783
0% 10/1/44	155,000	83,092
0% 10/1/46	10,000	5,015
0% 10/1/47	50,000	24,302
Series 2016:
0% 10/1/31	5,000	3,951
0% 10/1/32	15,000	11,370
Miami-Dade County Edl. Facilities Rev.:
Series 2007 B, 5.25% 4/1/30 (AMBAC Insured)	130,000	169,342
Series 2015 A, 4% 4/1/45	100,000	108,102
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	71,614
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	63,696
Series 2015 B, 5% 7/1/27	40,000	44,445
Series 2015 D, 3% 7/1/39	10,000	10,760
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	130,500
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	114,233
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	7,394
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	25,675
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	87,001
Series 2017 B, 3.125% 10/1/39	5,000	5,447
Series 2019 B, 3% 10/1/49	10,000	10,792
Series 2019, 5% 10/1/46	40,000	49,351
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	11,914
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	76,062
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	71,555
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,779
Series 2016 B, 4% 10/1/36	30,000	34,104
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	6,122
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,449
Palm Beach County Pub. Impt. Rev.:
(Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	47,036
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	117,591
Series 2012, 5% 6/1/22	100,000	101,978
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	107,624
South Broward Hosp. District Rev. Series 2017, 5% 5/1/28	55,000	66,542
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	80,521
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	120,000	139,669
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,533

TOTAL FLORIDA		5,791,392

Georgia - 1.9%
Albany-Dougherty County Hosp. Auth. Rev. Series 2012, 4% 12/1/42	60,000	61,502
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (b)	140,000	140,000
Series 2019 B, 4% 7/1/49 (b)	125,000	142,168
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5.25% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	100,000	109,033
Series 2015:
5% 11/1/28	25,000	28,660
5% 11/1/29	5,000	5,730
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	34,516
5% 11/1/40	40,000	45,619
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	28,764
Series 2018 C, 4% 11/1/37	15,000	17,470
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	21,469
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	23,864
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	22,649
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	131,402
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	24,898
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	90,000	97,638
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	64,134
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	60,926
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	21,249
Series 2016 E, 5% 12/1/23	195,000	212,606
Series 2016 F, 5% 1/1/26	25,000	29,467
Series 2017 A, 5% 2/1/27	40,000	48,769
Series 2017 C, 5% 7/1/27	45,000	55,515
Series 2018 A:
3% 7/1/33	25,000	27,901
4% 7/1/34	155,000	182,921
5% 7/1/27	5,000	6,168
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	52,051
Series 2017 C, 3.75% 6/1/48	110,000	115,832
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	65,000	74,640
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,965
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	116,911
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	114,404
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	80,746
Series 2019 A, 3.125% 7/1/46	25,000	26,914
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	21,372
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	100,000	119,184
5% 9/1/30	100,000	132,065
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	124,465
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	78,026

TOTAL GEORGIA		2,712,613

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	100,000	118,246
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	38,069
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	10,000	11,658
Series 2016 FG, 5% 10/1/30	30,000	35,869
Series FN 5% 10/1/22	10,000	10,362
Series FT:
5% 1/1/27	50,000	60,595
5% 1/1/32	65,000	79,986
Series FW, 3.5% 1/1/38	35,000	39,213
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	114,537
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	265,991
Series 2018 A, 3.375% 7/1/42	40,000	44,116
Series 2019 A, 4% 7/1/37	100,000	119,329

TOTAL HAWAII		937,971

Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	30,144
5% 3/1/28	195,000	240,787
Series 2015 ID, 5.5% 12/1/29	20,000	23,152
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	126,485

TOTAL IDAHO		420,568

Illinois - 5.0%
Chicago Board of Ed. Series 2016, 5.75% 4/1/35	100,000	120,916
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	33,536
0% 1/1/33	50,000	39,743
Series 2002 B, 5% 1/1/26	15,000	16,806
Series 2007 E, 5.5% 1/1/35	45,000	51,105
Series 2008 C:
0% 1/1/26	85,000	78,460
0% 1/1/30	85,000	69,099
Series 2014 A, 5.25% 1/1/30	30,000	32,711
Series 2015 A:
5% 1/1/26	15,000	16,806
5.5% 1/1/33	20,000	22,726
Series 2015 C, 5% 1/1/27	50,000	57,591
Series 2019 A, 5% 1/1/40	15,000	18,024
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	65,000	70,635
Series 2014 B, 5% 1/1/27	5,000	5,441
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (b)	20,000	20,000
Series 2013 A, 5% 1/1/26 (b)	75,000	78,318
Series 2013 B, 5% 1/1/26	55,000	57,557
Series 2013 D:
5% 1/1/39	100,000	104,475
5% 1/1/44	15,000	15,671
5.25% 1/1/33	100,000	104,722
Series 2015 B, 5% 1/1/28	45,000	50,763
Series 2015 D, 5% 1/1/46	110,000	123,530
Series 2016 C, 5% 1/1/37	100,000	115,804
Series 2017 B, 5% 1/1/33	30,000	35,861
Series 2017 D, 5% 1/1/42 (b)	35,000	41,112
Series 2018 B:
5% 1/1/37	45,000	55,466
5% 1/1/38	20,000	24,617
5% 1/1/48	10,000	12,165
Series 2020 B, 5% 1/1/29	60,000	75,579
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	34,366
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	17,704
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	42,990
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	118,231
Illinois Fin. Auth.:
Series 2015, 4.125% 5/1/45	125,000	136,956
Series 2020 A, 3% 5/15/50	80,000	83,632
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42 (Pre-Refunded to 8/15/22 @ 100)	50,000	51,180
Series 2014 A, 5% 10/1/22	165,000	170,862
Series 2016:
3.25% 5/15/39	160,000	171,189
3.25% 11/15/45	15,000	16,014
4% 1/1/25	145,000	160,239
4% 7/1/30	60,000	67,593
4% 12/1/31	25,000	28,285
5% 7/1/24	360,000	400,859
Series 2017 A, 5% 7/15/23	165,000	176,839
Series 2018 A:
5% 10/1/41	25,000	30,556
5% 10/1/48	20,000	24,337
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	30,000	30,000
4% 1/1/29	70,000	70,173
4% 1/1/30	35,000	35,084
Series 2013:
5% 7/1/22	5,000	5,116
5% 7/1/23	15,000	16,012
5.25% 7/1/31	85,000	90,861
Series 2014:
5% 4/1/27	55,000	60,225
5% 5/1/30	230,000	252,373
5% 2/1/39	200,000	216,646
Series 2016 June:
3.5% 6/1/30	60,000	65,078
3.5% 6/1/31	70,000	75,709
Series 2016:
4% 1/1/31	70,000	77,530
4.25% 1/1/36	135,000	149,719
5% 2/1/27	65,000	77,566
5% 11/1/36	100,000	117,350
Series 2017 A, 4.5% 12/1/41	35,000	39,996
Series 2017 B, 5% 12/1/24	65,000	73,072
Series 2017 C, 5% 11/1/29	10,000	12,013
Series 2017 D:
3.25% 11/1/26	40,000	44,178
5% 11/1/28	140,000	168,529
Series 2018 A, 5% 10/1/24	120,000	134,143
Series 2018 B, 5% 10/1/24	20,000	22,357
Series 2019 B, 5% 9/1/25	30,000	34,518
Series 2020 D, 5% 10/1/25	50,000	57,659
Series November 2016, 4.125% 11/1/31	40,000	45,188
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	75,000	83,381
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/23	140,000	149,073
5% 6/15/24	20,000	21,292
5% 6/15/25	5,000	5,317
Series 2016 A, 3% 6/15/33	25,000	26,303
Series 2016 C, 4% 6/15/23	75,000	78,780
Series 2016 D, 3% 6/15/31	35,000	37,010
Series 2021 A, 4% 6/15/30	60,000	72,116
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	27,193
Series 2014 C, 5% 1/1/30	100,000	112,807
Series 2015 A, 5% 1/1/40	25,000	28,430
Series 2016 A, 5% 12/1/31	50,000	58,136
Series 2017 A, 5% 1/1/36	50,000	60,902
Series B:
5% 1/1/27	25,000	30,161
5% 1/1/30	50,000	64,532
Series C, 5% 1/1/30	95,000	122,612
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	75,653
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	25,096
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	117,322
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	59,628
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,532
Series 1998 A, 5.5% 12/15/23	25,000	26,917
Series 2002 A:
0% 12/15/26	95,000	88,572
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,103
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,011
Series 2002:
0% 12/15/23	30,000	29,463
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	24,464
Series 2012 B:
4.25% 6/15/42	20,000	20,355
5% 12/15/28	20,000	20,422
Series 2017 B, 0% 12/15/56 (FSA Insured)	15,000	5,836
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	54,039
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	61,521
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (FSA Insured)	35,000	37,446
5% 3/1/31	60,000	67,890

TOTAL ILLINOIS		6,982,481

Indiana - 1.1%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	53,466
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	57,409
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	85,648
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	41,137
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	63,097
Series 2019 E:
5% 2/1/36	25,000	31,627
5% 2/1/40	65,000	81,421
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	160,000	176,980
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	118,201
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	113,127
5% 1/1/31	65,000	73,199
Series 2016 C:
5% 1/1/24	150,000	163,504
5% 1/1/39	230,000	271,477
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	126,541
5% 2/1/54	25,000	30,609
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	49,179
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,665
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	69,463

TOTAL INDIANA		1,610,750

Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	55,000	58,851
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	139,914
Series 2020 A, 5% 8/1/36	105,000	137,262
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	85,000	94,918
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	38,305

TOTAL IOWA		469,250

Kansas - 0.1%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	31,635
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	56,842
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	45,000	46,428

TOTAL KANSAS		134,905

Kentucky - 0.4%
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,444
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	92,642
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,362
5% 9/1/42	5,000	5,744
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	35,810
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	57,524
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	99,780
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2016 A, 3% 5/15/46	40,000	42,276
Series 2017 A, 3.25% 5/15/46	100,000	107,210

TOTAL KENTUCKY		505,792

Louisiana - 1.0%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	5,000	5,937
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	60,000	62,363
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	35,000	35,774
Series 2014 D1, 3% 12/1/29	40,000	41,970
Series 2017 A, 5% 4/1/25	25,000	28,643
Louisiana Local Govt. Envir. Facilities (East Baton Rouge Sewerage Commission Proj.) Series 2013 A, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	180,000	189,290
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	56,362
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	30,000	30,708
Series 2017 A, 3.75% 7/1/47	30,000	32,763
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	53,159
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	55,406
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	35,000	38,968
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/27	100,000	106,551
5% 7/1/30	295,000	314,959
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B, 5% 1/1/40 (b)	140,000	156,118
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	29,291
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	38,017
Series 2021, 5% 9/1/33	100,000	130,736

TOTAL LOUISIANA		1,407,015

Maryland - 1.8%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	47,986
Maryland Dept. of Trans. Series 2021 B, 4% 8/1/51 (b)	100,000	116,500
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2016, 4% 11/1/29	85,000	93,284
Series 2018, 3% 5/1/31	40,000	44,310
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	34,845
Series 2019 1, 5% 3/15/31	70,000	89,292
Series 2019 A, 5% 8/1/27	120,000	148,229
Series 2019, 5% 3/15/30	50,000	64,041
Series 2021 A, 5% 8/1/32	75,000	101,686
Series A:
5% 3/15/29	100,000	124,997
5% 3/15/30	30,000	37,350
Series C, 5% 8/1/24	5,000	5,596
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	88,346
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	111,951
Series 2017 A, 4% 5/15/47	55,000	61,361
Series 2017 MD, 4% 12/1/46	15,000	17,059
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/37	115,000	137,405
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	40,000	40,032
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	65,920
3% 7/1/47	145,000	156,276
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	96,037
Series 2015 B, 3% 12/1/29	70,000	73,197
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	205,000	246,670
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	350,000	387,088
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	11,314
5% 6/1/34	65,000	77,226

TOTAL MARYLAND		2,477,998

Massachusetts - 3.4%
Belmont Gen. Oblig. Series 2019, 4% 3/15/49	135,000	158,341
Boston Gen. Oblig. Series A, 5% 4/1/26	130,000	154,380
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 C, 5.5% 7/1/22	35,000	35,924
Series 2005 A, 5% 7/1/25	255,000	294,839
Series 2007, 5.25% 7/1/28	40,000	51,104
Series A, 5.25% 7/1/28	20,000	25,552
Series B, 5% 7/1/33	5,000	5,750
Series C, 5.5% 7/1/23	65,000	70,075
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	24,202
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	198,251
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	26,796
Series 2016 Q, 5% 7/1/24	125,000	139,088
Series 2017, 4% 4/1/41	30,000	34,188
Series 2018 L, 4% 7/1/44	165,000	190,089
Series 2020 A2, 5% 7/1/39	105,000	132,446
Series BB1, 4% 10/1/46	25,000	28,416
Series C, 3% 10/1/45 (FSA Insured)	10,000	10,696
Series D, 4% 7/1/45	25,000	26,921
Series F, 5% 8/15/24	110,000	122,847
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	60,000	66,551
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,556
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	149,307
Series 2015 A, 5% 7/1/27	100,000	123,123
Series 2016 B:
4% 7/1/33	75,000	85,673
5% 7/1/27	5,000	6,156
Series 2016 G:
3% 9/1/46	10,000	10,484
4% 9/1/32	75,000	85,912
Series 2017 A, 5% 4/1/35	100,000	121,493
Series 2017 E, 5% 11/1/24	60,000	67,827
Series 2017 F, 5% 11/1/44	20,000	24,579
Series 2018 E, 5% 9/1/25	100,000	116,410
Series 2019 A, 5% 1/1/49	70,000	86,857
Series 2019 G, 5% 9/1/32	75,000	84,026
Series 2021 B, 3% 4/1/47	140,000	151,359
Series A:
5% 3/1/29	175,000	224,827
5% 7/1/29	70,000	83,276
5% 7/1/31	45,000	53,538
Series B:
2% 3/1/34	70,000	70,811
5% 7/1/26	40,000	47,826
5% 7/1/27	20,000	24,625
Series C:
5% 5/1/30	35,000	46,116
5% 5/1/31	135,000	143,323
Series D, 5% 7/1/26	40,000	47,826
Series E:
5% 11/1/23	60,000	65,158
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	110,000	113,511
5% 11/1/26	20,000	24,160
Series F, 5% 11/1/40	15,000	18,505
Series G, 5% 9/1/33	55,000	61,552
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	92,028
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	20,000	21,171
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	74,169
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	55,000	56,639
Series 2016 B, 5% 11/15/46	30,000	35,921
Series A, 5% 8/15/45	50,000	64,265
Series B, 4% 2/15/42	65,000	69,580
Series C, 5% 11/15/34	35,000	41,950
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	13,144
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (FSA Insured)	145,000	195,094
Series 2020 B, 5% 8/1/43	140,000	181,206

TOTAL MASSACHUSETTS		4,785,439

Michigan - 1.3%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (FSA Insured)	180,000	233,687
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,233
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	17,679
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	59,221
Series 2018 A, 5% 7/1/27	65,000	79,207
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	16,225
Series I:
5% 4/15/26	40,000	46,629
5% 10/15/28	25,000	29,911
5% 10/15/30	15,000	17,854
Series 2016 I, 5% 4/15/36	115,000	135,872
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	11,391
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	20,000	22,286
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (FSA Insured)	20,000	22,201
(Trinity Health Proj.) Series 2017, 5% 12/1/24	100,000	113,126
Series 2014 C3, 5% 7/1/29 (FSA Insured)	70,000	77,926
Series 2014, 5% 7/1/26 (FSA Insured)	30,000	33,468
Series 2016:
3.25% 11/15/42	25,000	26,670
4% 11/15/46	50,000	55,497
5% 11/15/23	55,000	59,716
Series 2019 A:
4% 2/15/47	40,000	46,104
5% 2/15/34	55,000	69,455
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	43,274
Series 2010 F, 4% 11/15/47	30,000	33,968
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 A, 4.05% 10/1/48	100,000	109,344
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series B, 3.1% 12/1/31	50,000	52,852
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	35,000	41,752
5% 6/30/28 (b)	15,000	18,510
5% 12/31/28 (b)	55,000	68,612
5% 6/30/31 (b)	70,000	86,092
5% 12/31/31 (b)	20,000	24,566
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	30,481
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	62,644
Series 2021 B, 5% 12/1/35 (b)	50,000	65,278

TOTAL MICHIGAN		1,821,731

Minnesota - 0.9%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	29,125
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	120,000	152,564
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	141,617
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	42,939
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	127,554
Series 2015 B, 2.95% 8/1/27	40,000	43,141
Series 2017 A, 5% 10/1/28	25,000	30,941
Series 2018 A, 5% 8/1/23	125,000	134,383
Series 2018 B, 3.25% 8/1/36	5,000	5,541
Series 2019 A, 5% 8/1/27	50,000	61,670
Series 2019 B, 5% 8/1/27	20,000	24,692
Series 2020 A, 5% 8/1/33	100,000	131,711
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	65,000	70,745
Series 2021 D, 2.45% 1/1/52	100,000	100,309
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	145,478
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	18,357

TOTAL MINNESOTA		1,260,767

Mississippi - 0.7%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	18,129
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	76,694
5% 8/1/27	50,000	60,422
Mississippi Gen. Oblig.:
Series 2015 F, 5% 11/1/30 (Pre-Refunded to 11/1/25 @ 100)	300,000	351,231
Series 2017 A, 5% 10/1/30	65,000	80,199
Mississippi Hosp. Equip. & Facilities Auth. Series 2016 A, 5% 9/1/46	100,000	116,184
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	161,842
5% 10/15/28	25,000	31,342
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/43 (Pre-Refunded to 1/1/28 @ 100)	130,000	161,407

TOTAL MISSISSIPPI		1,057,450

Missouri - 0.6%
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (FSA Insured) (b)	65,000	79,339
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,462
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	37,483
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29	55,000	60,750
Series 2014 F, 4% 11/15/45	175,000	189,512
Series 2016, 5% 11/15/28	10,000	11,785
Series 2017 C, 3.625% 11/15/47	25,000	27,219
Series 2019 A, 4% 2/15/49	140,000	158,821
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	40,000	42,519
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	49,032
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	44,565
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (FSA Insured)	50,000	53,500
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	55,900

TOTAL MISSOURI		840,887

Montana - 0.1%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	77,793
Series 2019 A, 4% 1/1/36	110,000	129,949

TOTAL MONTANA		207,742

Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	72,149
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	156,556
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	49,799
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	99,769

TOTAL NEBRASKA		378,273

Nevada - 0.6%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	50,082
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	60,268
Series 2019 A:
5% 12/1/24	45,000	50,949
5% 12/1/28	40,000	50,902
Series 2019:
3% 6/1/38	120,000	131,088
5% 6/1/25	25,000	28,821
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,148
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	155,927
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	21,299
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	81,317
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	50,554
Series 2018 C, 4% 7/1/48	50,000	56,212
Washoe County School District Series 2017 C, 3.125% 10/1/40 (FSA Insured)	50,000	53,976

TOTAL NEVADA		803,543

New Jersey - 5.3%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	98,250
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/27 (FSA Insured)	180,000	165,342
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	46,251
5% 11/1/31	35,000	44,102
Series II, 5% 3/1/26	115,000	115,831
Series UU:
5% 6/15/40	10,000	11,009
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,567
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	17,712
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	110,000	112,478
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	33,624
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	37,909
Series 2013 NN:
4% 3/1/29	20,000	20,690
5% 3/1/26	15,000	15,778
5% 3/1/30	100,000	105,145
5% 3/1/31	40,000	42,050
Series 2013, 5% 3/1/24	10,000	10,523
Series 2014 PP, 4% 6/15/30	20,000	21,629
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	44,280
Series 2015 XX, 4% 6/15/24	10,000	10,817
Series 2016 AAA, 5% 6/15/41	55,000	64,332
Series 2018 EE, 5% 6/15/33	80,000	98,639
Series NN, 5% 3/1/28	70,000	73,626
Series PP, 5% 6/15/30	5,000	5,529
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,414
Series WW:
5% 6/15/37	30,000	34,083
5.25% 6/15/28	30,000	34,571
Series XX, 4.375% 6/15/27	60,000	67,071
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (a)	75,000	79,771
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	50,201
5% 9/1/26	135,000	150,603
Series 2014:
5% 6/15/23	125,000	133,218
5% 6/15/24	5,000	5,532
5% 6/15/28	50,000	55,324
Series 2015 A, 5% 7/1/22	50,000	51,198
Series A, 4% 7/1/47	40,000	44,048
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	20,972
Series 2014, 4% 6/1/34	10,000	10,980
Series 2016, 5% 6/1/24	25,000	27,671
Series 2020 A, 3% 6/1/32	90,000	102,459
Series 2021, 2% 6/1/37	105,000	103,413
Series O, 5.25% 8/1/22	30,000	30,845
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,399
5% 10/1/26	135,000	160,764
5% 10/1/27	15,000	18,334
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	48,081
Series 2014 A, 4.25% 7/1/44	500,000	541,353
Series 2016, 3% 7/1/32	25,000	26,537
Series 2017 A, 4% 7/1/52	25,000	28,326
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (b)	50,000	52,244
Series 2018 B, 5% 12/1/22 (b)	75,000	78,114
Series 2019 A, 5% 12/1/27	35,000	42,487
Series 2019 B, 3.25% 12/1/39 (b)	85,000	89,932
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	34,200
5% 6/1/29	130,000	160,291
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	28,676
Series 2005 A:
5.25% 1/1/26 (FSA Insured)	30,000	35,578
5.25% 1/1/28 (FSA Insured)	50,000	63,108
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	45,000	47,147
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	15,360
Series 2014 A:
5% 1/1/27	50,000	55,582
5% 1/1/29	45,000	50,000
5% 1/1/30	225,000	249,942
Series 2015 E, 5% 1/1/45	45,000	50,578
Series 2016 A, 5% 1/1/33	50,000	58,029
Series 2017 A:
5% 1/1/32	60,000	72,069
5% 1/1/35	110,000	131,788
Series 2017 B, 4% 1/1/35	30,000	34,805
Series 2017 E, 5% 1/1/29	15,000	18,582
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	29,221
0% 12/15/25	60,000	57,567
0% 12/15/29 (FSA Insured)	45,000	39,635
0% 12/15/32 (FSA Insured)	40,000	32,631
Series 2008 A:
0% 12/15/23	45,000	44,281
0% 12/15/37	45,000	31,026
0% 12/15/38	35,000	23,326
Series 2010 A:
0% 12/15/25	40,000	38,228
0% 12/15/27	30,000	27,466
0% 12/15/29	20,000	17,395
0% 12/15/32	65,000	52,057
0% 12/15/33	15,000	11,686
Series 2010 D, 5% 12/15/24	135,000	152,284
Series 2013 AA:
5% 6/15/27	30,000	31,964
5% 6/15/29	205,000	218,254
5.5% 6/15/39	155,000	165,547
Series 2014 AA, 4.25% 6/15/44	420,000	449,113
Series 2015 AA:
4.625% 6/15/30	165,000	184,425
5% 6/15/46	70,000	78,913
5.25% 6/15/31	135,000	155,420
5.25% 6/15/32	70,000	80,562
Series 2016 A, 5% 6/15/30	25,000	29,254
Series 2016 A-2, 5% 6/15/23	25,000	26,655
Series 2018 A, 5% 12/15/24	55,000	62,042
Series 2019 AA, 4.5% 6/15/49	65,000	75,670
Series 2019 BB, 4% 6/15/50	30,000	33,710
Series A:
0% 12/15/26	90,000	84,366
0% 12/15/31	30,000	24,706
4% 12/15/31	95,000	111,365
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	41,490
5% 6/15/30	50,000	58,509
Series A1, 4.1% 6/15/31	15,000	16,823
Series AA:
4% 6/15/36	20,000	22,951
4% 6/15/38	45,000	52,447
5% 6/15/23	45,000	47,958
5% 6/15/44	10,000	10,588
5.25% 6/15/27	20,000	23,058
Series BB, 5% 6/15/33	75,000	92,474
Series C, 5.25% 6/15/32	65,000	73,720
Rutgers State Univ. Rev. Series M, 3.125% 5/1/37	160,000	160,259
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (b)	25,000	29,422

TOTAL NEW JERSEY		7,404,261

New Mexico - 0.2%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	71,942
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	44,081
New Mexico Mtg. Fin. Auth. Series 2019 F, 3.5% 7/1/50	65,000	70,443
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	32,105
5% 7/1/25	65,000	75,033

TOTAL NEW MEXICO		293,604

New York - 16.0%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,944
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/29	60,000	71,298
5% 7/1/37	100,000	119,400
Series 2017 A:
5% 7/1/24	30,000	33,429
5% 10/1/29	15,000	18,497
5% 10/1/47	30,000	47,053
Series 2018 A:
5% 7/1/33	85,000	106,376
5% 10/1/48	120,000	189,841
Series 2018 B, 5% 10/1/38	45,000	55,930
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	162,093
4% 7/1/41	40,000	44,500
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	136,027
4% 2/15/44	35,000	39,489
5% 2/15/30	55,000	66,207
5% 2/15/39	40,000	47,512
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	45,000	63,540
Series 2007, 5.5% 10/1/37	25,000	37,128
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (FSA Insured)	90,000	81,080
Series 2012 B, 5% 9/1/25	35,000	36,098
Series 2016 B, 5% 9/1/46	40,000	46,947
Series 2017:
5% 9/1/23	65,000	70,125
5% 9/1/47	30,000	36,434
Series 2018, 5% 9/1/35	20,000	25,213
Series 2020 A, 5% 9/1/30	120,000	157,784
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	34,687
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	70,000	72,519
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	299,191
Series 2008 L6, 5% 4/1/31	50,000	63,455
Series 2016 A, 5% 8/1/26	150,000	173,821
Series 2016, 3% 8/1/34	25,000	26,540
Series 2017 B, 5% 12/1/41	165,000	196,564
Series 2017, 5% 8/1/27	25,000	30,758
Series 2018 1, 5% 8/1/28	10,000	12,266
Series 2018 B-1, 3.25% 10/1/42	55,000	59,522
Series 2019 E, 5% 8/1/25	30,000	34,776
Series 2020 A, 4% 8/1/44	20,000	23,194
Series 2020 A1, 5% 8/1/35	120,000	151,737
Series 2021 C, 5% 8/1/29	125,000	160,838
Series A, 5.25% 8/1/25	15,000	16,155
Series B1, 5% 10/1/32	70,000	89,649
Series D:
4% 12/1/41	50,000	58,150
4% 3/1/42	125,000	146,098
Series E, 5% 8/1/26	75,000	89,757
Series F, 5% 8/1/24	60,000	64,424
Series F1, 5% 3/1/27	385,000	405,851
Series G, 4% 8/1/28	200,000	215,377
Series J, 5% 8/1/24	50,000	55,895
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (a)	15,000	16,007
Series 2016 I1A, 3.95% 11/1/36	70,000	75,900
Series B1 2013, 5.25% 7/1/32	50,000	53,515
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (a)	70,000	70,107
Series 2019 E1, 3.25% 11/1/49	35,000	36,304
Series 2020 D1B, 2.4% 11/1/50	75,000	72,900
Series 2021 C1, 2.25% 11/1/41	110,000	108,323
Series 2021 G, 2.15% 11/1/36	125,000	124,434
Series E1, 3.45% 5/1/59	10,000	10,437
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	84,106
0% 3/1/37	50,000	35,911
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	6,772
0% 3/1/44	45,000	26,004
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	13,958
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	13,526
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 BB, 4% 6/15/47	175,000	180,513
Series 2013 DD:
4% 6/15/38	65,000	68,278
5% 6/15/38	35,000	37,269
Series 2015 HH, 5% 6/15/29	65,000	74,772
Series 2016 BB, 5% 6/15/46	40,000	45,513
Series 2017 DD, 5.25% 6/15/47	60,000	72,565
Series 2017 EE, 5% 6/15/36	60,000	72,710
Series 2018 AA, 5% 6/15/37	5,000	6,053
Series 2018 DD1, 5% 6/15/48	15,000	18,301
Series 2018 FF, 5% 6/15/40	135,000	166,671
Series 2019 DD, 5.25% 6/15/49	65,000	81,995
Series 2020 CC1:
4% 6/15/39	100,000	119,699
4% 6/15/49	35,000	41,172
Series BB, 5% 6/15/49	180,000	226,946
Series CC:
4% 6/15/42	90,000	107,027
5% 6/15/30	25,000	32,641
Series DD:
5% 6/15/25	75,000	81,779
5% 6/15/36	95,000	105,206
Series EE, 5% 6/15/32	10,000	11,679
Series FF, 4% 6/15/37	80,000	95,188
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	202,745
Series 2018 S 4A, 5% 7/15/34	105,000	130,760
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	78,219
Series 2018 S3, 3.625% 7/15/47	155,000	170,423
Series 2018 S4, 5% 7/15/31	30,000	37,561
Series S1:
5% 7/15/26	50,000	58,747
5% 7/15/27	15,000	17,060
5% 7/15/29	60,000	67,968
5% 7/15/35	35,000	42,607
New York City Transitional Fin. Auth. Rev.:
Series 2012 F1, 5% 5/1/34	185,000	187,849
Series 2014 B1, 5% 11/1/24	75,000	83,082
Series 2014 D1, 5% 2/1/38	170,000	185,507
Series 2014, 5% 11/1/25	30,000	33,218
Series 2015 A, 5% 8/1/29	100,000	111,543
Series 2015 E1, 5% 2/1/32	250,000	283,482
Series 2016 A, 5% 5/1/40	15,000	17,580
Series 2016 B1, 5% 11/1/35	105,000	121,889
Series 2017 F:
3% 5/1/34	50,000	53,822
4% 5/1/37	80,000	91,436
Series 2018 A, 5% 8/1/38	55,000	66,696
Series 2018 B, 5% 8/1/45	50,000	60,392
Series 2018 B1, 5% 8/1/29	150,000	184,271
Series 2019 C, 4% 11/1/37	30,000	35,445
Series 2019 C1, 4% 11/1/36	50,000	59,227
Series 2020 C1, 5% 5/1/41	100,000	128,670
Series 2021 C1, 4% 5/1/38	100,000	119,689
Series A, 4% 11/1/35	80,000	96,592
Series A1:
5% 5/1/23	130,000	138,230
5% 8/1/24	50,000	55,867
Series B:
4% 8/1/38	100,000	116,627
4% 8/1/39	20,000	23,276
Series B1, 5% 11/1/28	30,000	34,962
Series C:
3.25% 11/1/43	140,000	151,341
4% 2/1/27	70,000	81,548
5% 11/1/26	40,000	48,257
Series C1:
4% 5/1/40	10,000	11,907
4% 5/1/44	30,000	35,415
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	17,359
4% 4/1/28	75,000	86,605
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	72,063
0% 11/15/36	100,000	71,541
0% 11/15/38	75,000	50,503
0% 11/15/44	75,000	41,638
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	226,522
Series 2014 C, 5% 3/15/28	205,000	224,934
Series 2016 D, 5% 2/15/26	115,000	135,968
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	116,548
5% 7/1/30	20,000	25,804
Series 2013 A, 5% 7/1/37 (Pre-Refunded to 7/1/23 @ 100)	275,000	294,510
Series 2014 A, 5.5% 1/1/39	20,000	21,821
Series 2014, 5% 7/1/22	85,000	86,968
Series 2015 A:
4.125% 5/1/42	50,000	54,806
5% 5/1/33	40,000	45,353
5% 7/1/40	235,000	267,638
Series 2018 A:
4% 8/1/38	60,000	68,155
5% 8/1/25	100,000	114,691
5% 8/1/26	140,000	165,325
Series 2019 A:
4% 7/1/37	150,000	165,334
5% 7/1/23	90,000	96,385
5% 7/1/27	20,000	24,576
Series 2019 C, 4% 7/1/49	45,000	53,064
Series 2020 A2, 5% 7/1/31	25,000	32,975
Series 2020, 3% 2/1/50	55,000	57,717
Series 2021 A, 5% 7/1/26	100,000	118,393
Series 2021 B, 3% 7/1/45	100,000	106,659
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	95,811
Series 2017 A:
5% 3/15/43	75,000	89,934
5% 3/15/44	210,000	251,580
Series 2018, 5% 3/15/48	75,000	92,727
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	11,023
Series 2018 A, 5% 6/15/30	50,000	63,130
Series 2019 B, 5% 6/15/31	25,000	32,264
New York Liberty Dev. Corp. (7 World Trade Ctr. Proj.) Series 2012 1, 4% 9/15/35	115,000	115,771
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	184,274
5% 11/15/25	195,000	202,864
Series 2016 A:
5% 11/15/26	90,000	108,669
5.25% 11/15/28	150,000	181,232
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C:
4% 11/15/33	65,000	66,856
4.25% 11/15/42	185,000	190,188
5% 11/15/41	85,000	88,090
Series 2012 F, 5% 11/15/25	5,000	5,192
Series 2012 H:
3% 11/15/28	60,000	61,095
5% 11/15/42	75,000	77,718
Series 2013 B, 5% 11/15/43	85,000	89,229
Series 2014 A1:
5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	54,390
5.25% 11/15/39	105,000	113,026
Series 2014 C, 5% 11/15/22	145,000	150,788
Series 2015 F, 3.25% 11/15/31	35,000	37,185
Series 2016 B:
5% 11/15/29	135,000	158,285
5% 11/15/37	280,000	325,209
Series 2016 C1, 4% 11/15/46	120,000	131,190
Series 2016 C2A, 3% 11/15/38	25,000	26,016
Series 2016 D:
3% 11/15/32	50,000	52,908
5% 11/15/27	10,000	11,830
Series 2017 A, 4% 11/15/37	190,000	214,232
Series 2017 A1, 4% 11/15/48	30,000	32,902
Series 2017 A2, 5% 11/15/24	100,000	112,316
Series 2017 B, 5% 11/15/23	145,000	157,072
Series 2017 C1:
4% 11/15/34	55,000	62,538
5% 11/15/24	20,000	22,463
5% 11/15/25	45,000	52,158
5% 11/15/28	25,000	30,646
Series 2017 D:
4% 11/15/42	85,000	94,948
5% 11/15/27	100,000	121,684
Series 2018 B:
5% 11/15/25	35,000	40,567
5% 11/15/27	20,000	24,337
Series 2019 B, 4% 11/15/49 (FSA Insured)	40,000	45,898
Series 2020 A, 5% 11/15/47	65,000	79,048
New York St Mtg. Agcy. Homeowner Series 191, 3.45% 10/1/30	115,000	119,815
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	134,112
Series 2017 B:
5% 2/15/39	15,000	18,161
5% 2/15/43	50,000	60,295
Series 2018 A, 5% 3/15/32	50,000	62,966
Series 2019 A:
5% 3/15/39	100,000	125,382
5% 3/15/40	90,000	112,760
Series 2019 D, 3% 2/15/49	120,000	126,497
Series 2020 A, 3% 3/15/49	105,000	110,969
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,514
Series 2019 A, 5% 2/15/49	30,000	38,008
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	40,918
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	60,000	61,849
Series 2019 R, 3.15% 11/1/54	25,000	25,916
Series L, 3.45% 11/1/42	25,000	26,412
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 225, 2.3% 10/1/40	105,000	105,617
Series 220, 2.85% 10/1/44	25,000	25,575
New York State Mtg. Agcy. Rev.:
Series 2015 51, 3.75% 10/1/40	205,000	212,560
Series 48, 3.45% 10/1/33	5,000	5,075
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	65,000	76,334
Series 2020 C:
5% 3/15/33	225,000	294,665
5% 3/15/38	150,000	193,803
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	87,696
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	108,669
Series 2014 K:
5% 1/1/23	60,000	62,826
5% 1/1/26	80,000	90,782
Series 2016 A, 5% 1/1/51	30,000	34,473
Series 2019 B, 3% 1/1/46	50,000	52,248
Series 2020 N, 4% 1/1/47	200,000	231,287
Series K:
5% 1/1/28	10,000	11,303
5% 1/1/29	90,000	101,555
Series L, 5% 1/1/34	70,000	85,463
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	30,000	36,225
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (b)	30,000	32,227
4% 1/1/51 (FSA Insured) (b)	30,000	32,156
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/46 (b)	115,000	126,236
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (b)	50,000	57,651
5% 12/1/25 (b)	105,000	121,071
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	42,251
Series 2016 A, 5% 3/15/26	20,000	23,720
Series 2019 A:
5% 3/15/42	15,000	18,517
5% 3/15/44	25,000	30,769
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	66,774
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	32,114
5% 12/1/40	160,000	205,228
Oyster Bay Gen. Oblig.:
Series 2018, 5% 2/15/23	5,000	5,255
Series 2021, 4% 3/1/23	335,000	348,954
Port Auth. of New York & New Jersey:
Series 2019 217, 5% 11/1/30	100,000	129,702
Series 2020 222, 5% 7/15/31	75,000	98,162
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,074
5% 5/1/27	15,000	16,495
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	52,277
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	89,359
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	46,325
Series 2012 B, 5% 11/15/29	140,000	145,658
Series 2013 A:
0% 11/15/30	105,000	88,945
0% 11/15/32	35,000	28,085
Series 2013 B, 4% 11/15/23	50,000	53,427
Series 2016 A:
5% 11/15/31	50,000	58,995
5% 11/15/41	25,000	29,158
Series 2017 B, 5% 11/15/36	90,000	109,205
Series 2018 C, 5% 11/15/37	25,000	31,287
Series 2019 A, 5% 11/15/49	45,000	55,815
Series 2021 A, 5% 11/1/25	140,000	163,154
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	85,571
Series 2017:
5% 12/15/38	25,000	30,923
5% 12/15/41	50,000	61,651
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	47,265

TOTAL NEW YORK		22,491,584

New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (b)	75,000	79,583
Series 189:
5% 5/1/27	210,000	240,787
5% 5/1/30	20,000	22,854
Series 194:
5% 10/15/25	25,000	29,163
5% 10/15/30	35,000	40,600
5% 10/15/32	55,000	63,733
5% 10/15/35	100,000	115,595
Series 198, 5% 11/15/46	15,000	17,614
Series 2013 179, 5% 12/1/25	180,000	195,963
Series 2014 185, 5% 9/1/25 (b)	120,000	133,227
Series 2014, 3% 7/15/28 (b)	50,000	50,981
Series 2015 189, 5% 5/1/45	140,000	158,441
Series 202, 5% 10/15/30 (b)	20,000	23,930
Series 2021 223, 5% 7/15/31 (b)	55,000	72,246
Series 207, 5% 9/15/26 (b)	185,000	220,430
Series 209, 5% 7/15/31	30,000	37,561
Series 214, 5% 9/1/33 (b)	105,000	131,026

TOTAL NEW YORK AND NEW JERSEY		1,633,734

North Carolina - 1.3%
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	35,000	35,835
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	133,862
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (a)	150,000	169,519
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	108,768
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	54,332
Series 2019, 4% 3/1/34	210,000	253,154
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	73,695
Series 2016 A, 5% 6/1/27	20,000	23,756
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	34,086
5% 3/1/28	50,000	56,600
Series 2019:
5% 3/1/31	45,000	57,272
5% 3/1/33	75,000	94,884
5% 3/1/34	40,000	50,471
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	34,495
Series 2020 B:
5% 5/1/24	100,000	110,727
5% 5/1/29	20,000	25,776
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4.125% 10/1/38	85,000	86,734
Series 2016 A, 5% 6/1/28	65,000	81,385
Series 2020 A, 4% 10/1/45	55,000	61,885
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	150,000	108,127
Series 2018, 5% 1/1/31	85,000	104,488
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	89,854
Wake County Series 2019 A, 3% 3/1/36	50,000	55,373

TOTAL NORTH CAROLINA		1,905,078

North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	50,052
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2013, 5% 11/15/38	65,000	68,835
American Muni. Pwr., Inc. Rev. Series 2015 A:
4% 2/15/43	210,000	221,986
5% 2/15/27	5,000	5,453
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	119,559
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	60,000	74,684
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	36,485
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	50,452
Series 2018 A, 5% 4/1/30	120,000	152,055
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/42	100,000	117,118
5% 2/15/52	55,000	64,177
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	130,000	148,078
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,715
Franklin County Rev. Series 2017 OH, 5% 12/1/46	65,000	78,203
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (FSA Insured)	45,000	41,912
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	212,110
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	65,000	73,664
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	24,056
Series 2015 C:
5% 11/1/28	35,000	40,094
5% 11/1/30	50,000	57,241
Series 2017 C, 5% 8/1/26	25,000	29,957
Series 2018 A, 5% 2/1/29	25,000	29,328
Series 2019 A:
5% 5/1/27	60,000	73,501
5% 6/15/27	200,000	245,824
Series R, 5% 5/1/24	15,000	16,616
Series S, 5% 5/1/29	50,000	59,161
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	49,283
Series 2021 B, 5% 1/1/28	100,000	123,962
Ohio Hosp. Rev.:
Series 2014, 4% 1/15/44	135,000	145,544
Series 2016 A, 5% 1/15/41	20,000	22,990
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	140,000	150,758
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	24,579
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	45,398
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	14,481
Series 2013 A2, 0% 2/15/37	20,000	14,144
Series A, 0% 2/15/41	60,000	37,131
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	67,564
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	36,711
Series 2019 B, 3% 6/1/46	55,000	60,146
Series 2020 A:
5% 6/1/33	90,000	117,956
5% 12/1/38	185,000	239,885
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,872
Westerville City School District Series 2020, 3% 12/1/50	50,000	53,685

TOTAL OHIO		3,292,353

Oklahoma - 0.4%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	165,583
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,347
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (FSA Insured)	140,000	155,860
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	17,245
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	38,950
Series 2017 D, 5% 1/1/26	65,000	76,388
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	96,840

TOTAL OKLAHOMA		562,213

Oregon - 1.1%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	11,944
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	49,152
0% 6/15/36	85,000	64,165
0% 6/15/39	155,000	107,195
Series B, 0% 6/15/34	35,000	27,953
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	38,577
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	18,419
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	116,031
5% 8/15/45	50,000	63,019
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	21,752
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	16,918
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	239,579
Series A, 4% 5/1/37	110,000	131,149
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	17,647
Series 2019 A, 5% 7/1/30	100,000	129,456
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	116,389
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	47,417
5% 5/15/29	100,000	127,440
Tri-County Metropolitan Trans. District Rev.:
Series 2017 A, 5% 10/1/22	115,000	119,050
Series 2018 A, 3.25% 10/1/34	50,000	55,123

TOTAL OREGON		1,518,375

Pennsylvania - 3.9%
Allegheny County Series C77, 5% 11/1/43	25,000	30,869
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	5,675
5% 4/1/27	100,000	121,183
Series 2019 A, 5% 7/15/33	110,000	138,644
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	219,573
Bristol School District Series 2013, 5% 6/1/40	20,000	21,185
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	60,000	68,521
Dauphin County Gen. Auth. 5% 6/1/42	70,000	71,291
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,988
5% 10/1/46	135,000	161,447
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	37,869
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,805
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	64,686
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	65,000	66,005
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/42	100,000	102,859
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	102,718
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	37,396
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	65,646
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	49,246
5% 11/15/28	90,000	110,541
Series 2020 A, 4% 4/15/50	25,000	28,947
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2012 A, 5% 11/1/32 (b)	180,000	186,249
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	25,000	28,106
5% 12/31/28 (b)	35,000	41,253
Series 2014 A, 5% 2/1/45	120,000	132,548
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	41,501
Series 2015 1:
5% 3/15/26	55,000	62,857
5% 3/15/29	60,000	68,304
Series 2015:
4% 8/15/34	175,000	196,244
5% 8/15/32	60,000	69,201
Series 2016 2, 3% 9/15/36	45,000	48,334
Series 2016:
5% 9/15/27	140,000	167,312
5% 9/15/29	100,000	118,999
Series 2020 1, 5% 5/1/28	100,000	125,368
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2016 C:
3% 8/15/41	35,000	36,952
5% 8/15/25	35,000	40,626
Series 2021 A, 4% 7/15/46	160,000	183,470
Pennsylvania Hsg. Fin. Agcy.:
Series 2018 126A, 3.7% 10/1/33	120,000	129,505
Series 2019 128B, 3.85% 4/1/38	25,000	27,328
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	5,344
Series 2017 125B, 3.65% 10/1/42	30,000	31,793
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	125,091
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (FSA Insured)	165,000	177,521
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	40,000	43,065
Series 2013 B2, 0% 12/1/37 (c)	100,000	108,495
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	27,475
Series 2014 A, 0% 12/1/39 (c)	5,000	5,606
Series 2014 C, 5% 12/1/39	30,000	33,693
Series 2014, 5% 12/1/33	55,000	62,189
Series 2015 A1, 4% 12/1/41	60,000	66,162
Series 2017 2, 5% 12/1/30	100,000	122,545
Series 2017 A, 5.5% 12/1/42	150,000	182,099
Series 2017 A1:
5% 12/1/24	125,000	141,330
5% 12/1/30	40,000	49,173
Series 2017 B, 5.25% 6/1/47	55,000	66,398
Series 2017 B1, 5% 6/1/30	150,000	181,350
Series 2017, 5% 12/1/40	50,000	60,625
Series 2019 A, 5% 12/1/35	35,000	44,147
Series 2019, 5% 12/1/32	30,000	37,745
Series 2020 B, 5% 12/1/50	125,000	159,350
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (b)	100,000	131,255
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,775
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	20,000	23,122
Series 2017 A:
5% 8/1/22	30,000	30,832
5% 8/1/23	40,000	42,956
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	61,272
Series 2016 F, 5% 9/1/26	110,000	131,366
Series 2018 B, 4% 9/1/43	30,000	34,729
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,900
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	112,416

TOTAL PENNSYLVANIA		5,549,070

Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	6,026
Puerto Rico - 0.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	16,150
Rhode Island - 0.2%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	238,083
Series C, 3% 1/15/36	30,000	32,959
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,514
5% 5/15/31	50,000	57,397

TOTAL RHODE ISLAND		333,953

South Carolina - 0.6%
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	41,114
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	141,230
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	160,000	173,565
Series 2013, 5.125% 12/1/43	25,000	27,172
Series 2014 A, 5.5% 12/1/54	25,000	27,829
Series 2014 C:
5% 12/1/29	40,000	44,882
5% 12/1/34	110,000	123,601
5% 12/1/36	45,000	50,567
Series 2016 A:
3.25% 12/1/35	15,000	16,066
5% 12/1/27	50,000	58,996
Series A, 3% 12/1/41	30,000	32,445
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	103,719

TOTAL SOUTH CAROLINA		841,186

Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	21,334
3.25% 8/1/44	30,000	32,077
4% 8/1/38	100,000	116,833
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	33,176
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	62,599
Series 2016 A, 4% 1/1/42	10,000	11,132
Series 2019, 4% 11/15/43	55,000	62,248
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	95,252
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	70,000	74,955
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	63,479
4% 7/1/54	35,000	40,325
5% 7/1/44	65,000	81,483
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	82,482
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	320,000	187,478
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	130,000	135,199
Series 2018, 4%, tender 11/1/25 (a)	30,000	33,111
Series 2006 A:
5.25% 9/1/24	125,000	139,774
5.25% 9/1/26	30,000	35,221
Series 2006 C:
5% 2/1/24	10,000	10,886
5% 2/1/27	15,000	17,687
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	59,590
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.1% 7/1/28	55,000	55,000
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	10,000	10,313
Series 2018 1, 3.85% 7/1/38	65,000	69,773
Series 2018 3, 3.75% 7/1/38	35,000	36,338
Series 2020 1A, 2.4% 1/1/44	25,000	25,464
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39 (Pre-Refunded to 5/1/22 @ 100)	20,000	20,313
Series A, 5% 11/1/42	105,000	127,851

TOTAL TENNESSEE		1,741,373

Texas - 8.4%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	60,425
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	133,789
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	63,652
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/39 (b)	300,000	334,530
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	87,647
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	65,712
Series 2017, 4% 8/1/33	20,000	22,773
Series 2019, 4% 8/1/35	25,000	29,535
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	59,710
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	38,270
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	107,079
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	86,152
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	83,695
Series 2016, 3.375% 1/1/41	20,000	21,195
City of Denton:
Series 2016, 3.125% 2/15/46	120,000	126,135
Series 2017, 4% 2/15/47	50,000	55,837
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	22,335
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,999
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	114,385
Cypress-Fairbanks Independent School District:
Series 2019 A, 3% 2/15/36	155,000	172,114
Series 2019, 5% 2/15/30	45,000	57,374
Series 2020 A, 3% 2/15/35	120,000	136,572
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (b)	40,000	43,375
Series 2020 A, 5% 11/1/30	55,000	72,032
Series 2020 B, 5% 11/1/33	200,000	260,386
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	6,256
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	191,708
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	72,851
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	121,129
Series 2021, 3% 8/15/40	150,000	165,350
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	74,722
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	150,245
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	11,438
Series 2019, 4% 8/15/39	35,000	41,493
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	40,000	46,676
0% 10/1/46 (c)	40,000	46,586
0% 10/1/48 (c)	30,000	34,958
Series 2018 A, 5% 10/1/37	40,000	49,670
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 4% 11/15/32 (Pre-Refunded to 11/15/22 @ 100)	200,000	206,523
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	82,011
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	115,684
Series 2016 A, 5% 8/15/33	15,000	17,815
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	45,738
Series 2019 A, 3% 8/15/44	120,000	129,715
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	46,581
Series 2014 C, 5% 11/15/30	170,000	188,787
Series 2014:
0% 11/15/48 (FSA Insured)	10,000	3,289
0% 11/15/49 (FSA Insured)	25,000	7,799
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	67,904
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	59,071
0% 9/1/33 (AMBAC Insured)	80,000	61,815
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	25,776
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	36,825
Series 2017:
5% 2/15/22	10,000	10,056
5% 2/15/23	20,000	21,071
5% 2/15/27	50,000	60,831
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	83,135
Series 2016 B, 5% 11/15/25	100,000	117,062
Series 2017 B, 5% 11/15/29	45,000	55,357
Series 2019 B, 4% 11/15/44	55,000	65,161
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	24,314
Katy Independent School District Series 2017, 4% 2/15/47	250,000	284,719
Lamar Consolidated Independent School District Series 2021, 3% 2/15/51	175,000	188,913
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	152,172
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,411
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.985)	90,000	37,235
Series 2016 A:
0% 8/16/44	10,000	4,497
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	5,000	2,331
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	113,512
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	23,948
Midland County Fresh Wtr. Supply District:
(City of Midland Proj.) Series 2012 A, 0% 9/15/35	5,000	3,123
Series 2012 A, 0% 9/15/34	235,000	155,360
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	67,643
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	31,064
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,911
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	49,367
Series 2014 B, 5% 1/1/31	125,000	135,862
Series 2015 A, 5% 1/1/27	100,000	113,317
Series 2017 A, 5% 1/1/28	200,000	233,150
Series 2017 B, 4% 1/1/36 (FSA Insured)	100,000	113,237
Series 2018:
4.25% 1/1/49	55,000	63,074
5% 1/1/48	20,000	23,930
Series 2021 B, 5% 1/1/31	100,000	132,100
Pflugerville Independent School District Series 2014, 5% 2/15/28 (Pre-Refunded to 2/15/24 @ 100)	215,000	236,223
Port Houston Auth. Harris County Series 2018 A, 5% 10/1/28 (b)	380,000	480,780
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	65,000	65,145
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	50,000	52,580
Series 2015:
5% 2/1/23	95,000	99,861
5% 2/1/24	100,000	109,493
5% 2/1/27	40,000	46,924
5% 2/1/32	5,000	5,828
Series 2016, 5% 2/1/22 (Escrowed to Maturity)	20,000	20,072
Series 2019:
4% 2/1/28	10,000	11,833
5% 2/1/35	125,000	160,329
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	222,335
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	63,050
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Refing. and Expansion Proj.) Series 2012, 4% 9/15/42	80,000	81,583
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	215,775
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	62,266
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	15,000	15,761
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	31,566
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/23	50,000	54,094
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	78,735
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	93,665
Series 2015 A:
5% 10/1/24	55,000	61,879
5% 10/1/26	100,000	116,785
Series 2016 A, 5% 4/1/30	50,000	58,847
Series 2017 B:
5% 10/1/29	100,000	123,644
5% 10/1/33	25,000	30,713
Series 2018 B, 5% 8/1/24	45,000	50,305
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	94,509
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	31,433
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A:
4% 8/15/38	25,000	25,514
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	118,442
Series 2015 C:
5% 8/15/25	90,000	100,415
5% 8/15/29	115,000	128,272
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	73,324
Series 2018 A:
4% 10/15/32	50,000	58,961
4% 10/15/37	40,000	46,821
Series 2018, 5% 8/1/32	130,000	158,690
Series 2019 A:
3% 10/15/39	125,000	138,575
4% 10/15/49	90,000	105,989
Series 2020:
3% 10/15/34	130,000	146,281
5% 8/1/33	15,000	19,656
Series 2021, 5% 10/15/33	170,000	229,689
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	140,774
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	191,947
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	67,191
5% 8/15/26	55,000	66,011
Series 2017 B, 3.375% 8/15/44	40,000	44,045
Series 2019 A, 5% 8/15/31	85,000	109,313
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	241,802
Waller Independent School District Series 2020, 4% 2/15/50	100,000	117,466

TOTAL TEXAS		11,860,177

Utah - 0.4%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	55,141
Series 2017 B1, 5% 8/1/26	200,000	239,553
Series 2021 A1, 4% 8/1/41	145,000	173,337
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	40,737
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	17,336
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	17,336
Series 2016, 4% 12/15/29	25,000	28,332

TOTAL UTAH		571,772

Virginia - 1.5%
Arlington County Series 2019, 4% 6/15/35	5,000	6,023
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev.:
Series 2016, 5% 7/1/51	65,000	76,331
Series 2019, 5% 11/1/23	55,000	59,444
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	98,477
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	16,201
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	15,810
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2012 A, 4% 5/15/42	105,000	106,408
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	31,855
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	202,348
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	90,000	99,992
Series 2021, 3% 1/1/51	125,000	130,276
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (a)	70,000	89,792
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2014 A, 5% 2/1/25 (Pre-Refunded to 2/1/24 @ 100)	95,000	104,206
Series 2015 A:
5% 2/1/25	180,000	205,055
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	74,112
Series 2016 A, 5% 2/1/23	40,000	42,069
Series 2017 E:
5% 2/1/24	5,000	5,486
5% 2/1/27	120,000	145,906
Series 2019 C, 5% 2/1/30	15,000	19,095
Series 2017 A:
5% 2/1/23	45,000	47,327
5% 2/1/24	40,000	43,850
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	138,590
Series 2016, 3% 5/15/40	5,000	5,332
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	5,000	5,751
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	35,245
Series 2014, 4% 10/1/38	35,000	37,794
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	222,330

TOTAL VIRGINIA		2,065,105

Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	54,099
5% 11/1/33	155,000	184,878
5% 11/1/36	30,000	35,658
5% 11/1/41	85,000	100,810
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	45,000	45,653
Series 2014 A, 4% 7/1/24	150,000	163,349
Series 2016 A, 5% 7/1/28	35,000	41,608
Series 2017 A, 5% 7/1/26	50,000	51,165
Series 2018 C, 5% 7/1/33	30,000	37,288
Series 2020 A, 5% 7/1/28	70,000	88,177
King County Gen. Oblig.:
Series 2015 A, 5% 7/1/32 (Pre-Refunded to 1/1/25 @ 100)	230,000	261,440
Series 2015 E, 5% 12/1/29	55,000	64,434
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,500
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	26,050
King County School District 210 Series 2018, 5% 12/1/30	80,000	99,071
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (b)	75,000	82,695
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	89,453
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	187,356
Univ. of Washington Univ. Revs. Series 2012 C, 3.125% 7/1/42	200,000	203,886
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	130,201
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	11,219
Washington Gen. Oblig.:
Series 2013 A, 4% 8/1/35	65,000	66,289
Series 2014 A, 5% 8/1/26	40,000	42,930
Series 2014 B:
5% 8/1/29	5,000	5,364
5% 8/1/31	170,000	182,256
Series 2014 E, 5% 2/1/32	110,000	120,202
Series 2015 B, 5% 2/1/28	85,000	96,356
Series 2015 H:
5% 7/1/26	30,000	33,938
5% 7/1/29	40,000	45,199
Series 2016 A1, 5% 8/1/29	10,000	11,553
Series 2016 C:
5% 2/1/33	200,000	234,181
5% 2/1/35	20,000	23,330
Series 2016 R, 5% 7/1/24	125,000	139,286
Series 2017 R-A, 5% 8/1/23	100,000	107,473
Series 2018 A, 5% 8/1/22	135,000	138,817
Series 2018 C, 5% 8/1/28	55,000	67,554
Series 2018 D, 5% 8/1/28	30,000	36,848
Series 2019 C, 5% 2/1/30	100,000	127,535
Series 2020 A, 5% 1/1/26	30,000	35,256
Series 2020 B, 5% 6/1/37	55,000	70,016
Series 2020 E, 5% 6/1/45	15,000	19,077
Series 2021 A:
5% 8/1/39	50,000	64,801
5% 6/1/41	125,000	160,731
Series R, 5% 7/1/29	100,000	112,998
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	44,561
Series 2017 B, 3.5% 8/15/38	60,000	65,375
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	68,277
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	30,996
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	39,482

TOTAL WASHINGTON		4,165,671

West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	79,623
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	98,994
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2016 A, 3% 6/1/33	30,000	31,967
Series 2018 A, 4.125% 1/1/47	60,000	67,603
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	70,000	81,397

TOTAL WEST VIRGINIA		359,584

Wisconsin - 1.3%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	62,575
Madison Gen. Oblig. Series 2020 A, 2% 10/1/29	435,000	456,207
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	47,581
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	46,668
5% 3/1/46	50,000	57,907
Wisconsin Ctr. District Tax Rev. Series 2020 D, 0% 12/15/45 (FSA Insured)	625,000	278,816
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	48,257
Series 2016 2, 5% 11/1/29	70,000	82,924
Series 3, 5% 11/1/31	30,000	36,563
Series A:
4% 5/1/27	30,000	34,391
5% 5/1/30	125,000	148,019
5% 5/1/34	60,000	68,561
Series D, 5% 5/1/23	45,000	47,849
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	64,533
Series 2014 A, 5% 11/15/25	40,000	45,138
Series 2016 A:
3.5% 2/15/46	20,000	21,107
4% 11/15/39	40,000	45,230
Series 2017 A, 5% 4/1/28	35,000	42,309
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	141,399
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	24,119	24,798
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	11,518
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	29,312

TOTAL WISCONSIN		1,841,662

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	26,889
TOTAL MUNICIPAL BONDS
(Cost $136,426,321)		138,414,309
	Shares	Value

Money Market Funds - 1.7%
Fidelity Municipal Cash Central Fund 0.11% (d)(e)
(Cost $2,406,000)	2,405,519	2,406,000
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $138,832,321)		140,820,309
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(91,959)
NET ASSETS - 100%		$140,728,350

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.11%	$436,000	$6,713,000	$4,743,000	$135	$--	$--	$2,406,000	0.2%
Total	$436,000	$6,713,000	$4,743,000	$135	$--	$--	$2,406,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$138,414,309	$--	$138,414,309	$--
Money Market Funds	2,406,000	2,406,000	--	--
Total Investments in Securities:	$140,820,309	$2,406,000	$138,414,309	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.3%
Transportation	16.2%
Special Tax	11.8%
Health Care	10.1%
Water & Sewer	8.0%
Education	7.1%
Escrowed/Pre-Refunded	6.2%
Others* (Individually Less Than 5%)	9.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $136,426,321)	$138,414,309
Fidelity Central Funds (cost $2,406,000)	2,406,000
Total Investment in Securities (cost $138,832,321)		$140,820,309
Cash		331,080
Receivable for fund shares sold		301,750
Interest receivable		1,480,755
Distributions receivable from Fidelity Central Funds		52
Other receivables		473
Total assets		142,934,419
Liabilities
Payable for investments purchased	$2,117,646
Payable for fund shares redeemed	37,246
Distributions payable	43,234
Accrued management fee	7,943
Total liabilities		2,206,069
Net Assets		$140,728,350
Net Assets consist of:
Paid in capital		$138,744,346
Total accumulated earnings (loss)		1,984,004
Net Assets		$140,728,350
Net Asset Value, offering price and redemption price per share ($140,728,350 ÷ 6,923,059 shares)		$20.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Interest		$859,342
Income from Fidelity Central Funds		100
Total income		859,442
Expenses
Management fee	$42,759
Independent trustees' fees and expenses	193
Total expenses before reductions	42,952
Expense reductions	(445)
Total expenses after reductions		42,507
Net investment income (loss)		816,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,495
Capital gain distributions from Fidelity Central Funds	35
Total net realized gain (loss)		31,530
Change in net unrealized appreciation (depreciation) on investment securities		(425,357)
Net gain (loss)		(393,827)
Net increase (decrease) in net assets resulting from operations		$423,108

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$816,935	$1,297,519
Net realized gain (loss)	31,530	36,572
Change in net unrealized appreciation (depreciation)	(425,357)	1,546,235
Net increase (decrease) in net assets resulting from operations	423,108	2,880,326
Distributions to shareholders	(814,818)	(1,293,307)
Share transactions
Proceeds from sales of shares	50,703,635	86,287,658
Reinvestment of distributions	571,876	925,606
Cost of shares redeemed	(16,941,513)	(42,074,191)
Net increase (decrease) in net assets resulting from share transactions	34,333,998	45,139,073
Total increase (decrease) in net assets	33,942,288	46,726,092
Net Assets
Beginning of period	106,786,062	60,059,970
End of period	$140,728,350	$106,786,062
Other Information
Shares
Sold	2,490,911	4,259,015
Issued in reinvestment of distributions	28,121	45,707
Redeemed	(832,713)	(2,075,542)
Net increase (decrease)	1,686,319	2,229,180

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Bond Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.39	$19.97	$20.00
Income from Investment Operations
Net investment income (loss)B	.136	.309	.324
Net realized and unrealized gain (loss)	(.060)	.421	(.035)
Total from investment operations	.076	.730	.289
Distributions from net investment income	(.136)	(.310)	(.319)
Total distributions	(.136)	(.310)	(.319)
Net asset value, end of period	$20.33	$20.39	$19.97
Total ReturnC,D	.37%	3.68%	1.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.07%	.07%G
Expenses net of fee waivers, if any	.07%G	.07%	.07%G
Expenses net of all reductions	.07%G	.07%	.07%G
Net investment income (loss)	1.33%G	1.53%	1.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$140,728	$106,786	$60,060
Portfolio turnover rateH	8%G	8%	76%G

 A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2021

1. Organization.

Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,371,647
Gross unrealized depreciation	(361,654)
Net unrealized appreciation (depreciation)	$2,009,993
Tax cost	$138,810,316

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(41,244)
Total capital loss carryforward	$(41,244)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	39,083,087	4,933,119

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $445.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity Municipal Bond Index Fund	.07%
Actual		$1,000.00	$1,003.70	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in October 2020 and March 2021.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and equal to the median of its ASPG for 2020. The Board considered that the fund has a unitary fee that covers expenses beyond portfolio management, whereas the majority of funds within this group do not have unitary or all-inclusive fees. The Board further considered that when compared to the total expenses of its load-type competitors, this fund ranks below median.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked equal to the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MBL-SANN-0322
1.9894015.102

Fidelity® SAI Municipal Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

December 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of December 31, 2021

% of fund's net assets
California	18.6
New York	16.0
Texas	8.5
Florida	5.0
Illinois	4.5

Top Five Sectors as of December 31, 2021

% of fund's net assets
General Obligations	32.1
Transportation	16.7
Special Tax	11.8
Water & Sewer	9.3
Health Care	8.9

Quality Diversification (% of fund's net assets)

As of December 31, 2021
AAA	15.0%
AA,A	73.9%
BBB	9.7%
BB and Below	0.3%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value
Alabama - 1.0%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	$70,000	$74,914
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	29,566
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	70,000	78,561
Birmingham Wtrwks. Board:
Series 2013 B, 5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	200,000	209,544
Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	33,401
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	30,000	30,428
Series A, 4% 6/1/22	10,000	10,147
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	83,234
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	63,926
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,063
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	29,836
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	59,481
Series 2017 B1, 3.25% 9/1/31	45,000	49,414
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	100,000	102,295
Series 2017 B, 3% 7/1/35	30,000	32,203

TOTAL ALABAMA		902,013

Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	16,936
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	81,197
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	125,000	144,697
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,710
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	51,877
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	108,421
Series 2017 D, 5% 7/1/25	20,000	23,064
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	36,291
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	28,746
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	77,563
Series 2012 A, 5% 12/1/29	100,000	101,982
Series A:
5% 1/1/31	185,000	229,028
5% 1/1/36	25,000	29,903
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	26,388
5.25% 12/1/24	15,000	16,891
5.25% 12/1/26	15,000	17,937
Series 2007, 5.25% 12/1/23	15,000	16,278
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	111,846

TOTAL ARIZONA		1,166,755

Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	180,549
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	39,597

TOTAL ARKANSAS		220,146

California - 18.6%
Alameda Corridor Trans. Auth. Rev. Series 2016 B:
3% 10/1/34 (FSA Insured)	10,000	10,650
5% 10/1/36	20,000	23,436
Anaheim Elementary School District Series 2016, 3% 8/1/46	125,000	131,115
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	35,417
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,296
Series 2018 A, 2.625%, tender 4/1/26 (a)	70,000	74,595
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	25,295
Series 2017 S7, 4% 4/1/47	45,000	51,549
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	45,000	45,532
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	105,000	106,240
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	11,049
Series S7, 5% 4/1/24	5,000	5,517
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	109,763
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A, 4% 6/1/34	75,000	90,114
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	10,000	11,351
Series BA, 5% 12/1/32	5,000	6,450
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	13,115
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,715
Series T1, 5% 3/15/39	20,000	29,805
Series U6, 5% 5/1/45	115,000	178,697
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	41,617
5% 9/1/27	70,000	75,470
5% 11/1/30	15,000	16,244
Series 2014:
4% 11/1/44	10,000	10,910
4.125% 5/1/44	100,000	107,787
5% 11/1/24	100,000	112,955
5% 12/1/24	15,000	16,351
5% 10/1/28	10,000	11,242
5% 8/1/35	20,000	22,254
Series 2015:
5% 8/1/23	25,000	26,864
5% 8/1/26	30,000	34,225
5% 8/1/26	20,000	23,215
5% 9/1/26	40,000	46,548
5% 9/1/28	50,000	58,265
5% 8/1/29	20,000	23,107
5% 8/1/30	50,000	56,647
5% 8/1/45	30,000	34,214
Series 2016:
3% 9/1/33	30,000	32,547
4% 9/1/28	65,000	74,771
5% 9/1/23	50,000	53,916
5% 9/1/24	55,000	61,729
5% 9/1/25	25,000	29,083
5% 9/1/26	15,000	18,028
5% 8/1/27	30,000	35,948
5% 9/1/30	20,000	23,834
5% 9/1/45	10,000	11,811
Series 2017:
3.5% 8/1/27	75,000	86,412
4% 8/1/27	55,000	63,342
4% 11/1/36	165,000	192,576
4% 8/1/37	25,000	28,975
5% 11/1/22	95,000	98,814
5% 8/1/23	40,000	42,950
5% 11/1/24	95,000	107,307
5% 8/1/27	30,000	37,020
5% 11/1/27	25,000	31,055
Series 2019:
3% 10/1/34	165,000	182,861
3% 10/1/36	50,000	54,978
4% 4/1/25	5,000	5,571
4% 10/1/34	100,000	120,781
5% 4/1/25	10,000	11,464
5% 4/1/27	5,000	6,114
5% 11/1/28	50,000	63,729
5% 4/1/35	85,000	93,364
5% 4/1/37	75,000	82,256
5% 4/1/45	130,000	163,111
Series 2020:
3% 11/1/35	150,000	166,908
4% 3/1/28	60,000	71,586
Series 2021, 4% 10/1/37	80,000	97,851
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51 (Pre-Refunded to 8/15/22 @ 100)	80,000	82,379
Series 2013 A:
4% 3/1/43	40,000	41,642
5% 7/1/29	135,000	144,367
Series 2013 A3, 5% 7/1/23	40,000	42,819
Series 2016 B:
5% 11/15/46	15,000	17,746
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,135
Series 2017 A, 5% 11/1/27	30,000	37,246
Series 2018 A:
4% 11/15/42	20,000	22,943
5% 11/15/26	25,000	30,182
5% 11/15/33	35,000	43,114
Series A, 5% 8/15/47	15,000	17,761
California Infrastructure and Econ. Dev. Bank Rev. Series 2016:
5% 10/1/26	25,000	29,689
5% 10/1/29	25,000	29,515
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	30,000	32,500
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 4% 5/15/48	115,000	129,737
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26 (Pre-Refunded to 11/1/23 @ 100)	40,000	43,454
Series 2015 A:
5% 11/1/26	15,000	17,574
5% 11/1/27	80,000	93,662
Series 2016 A:
3.2% 11/1/37	15,000	16,034
4% 11/1/38	50,000	56,268
5% 11/1/45	25,000	29,231
Series 2020 C, 3% 11/1/40	50,000	54,250
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	11,297
5% 1/1/32	30,000	36,334
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	70,000	90,779
Series 2015, 3% 8/15/29	50,000	53,985
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	34,749
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,898
Coast Cmnty. College District:
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	37,627
Series 2019 F, 0% 8/1/42	175,000	99,789
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	77,904
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,417
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	74,460
Series 2017 B, 5% 6/1/32	45,000	55,145
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	48,507
0% 8/1/38	85,000	59,098
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	68,231
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	73,407
0% 8/1/33	85,000	71,069
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	27,809
Series 2013 A:
0% 1/15/24 (FSA Insured)	10,000	9,840
5% 1/15/42 (FSA Insured)	105,000	113,845
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	22,274
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	90,000	100,233
Series 2013 B1, 3.95% 1/15/53 (a)	85,000	93,686
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,729
Fresno Unified School District Series B, 3% 8/1/43	110,000	115,757
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	42,668
Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,558
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	5,000	5,779
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,558
Series 2018 A, 5% 6/1/22 (Escrowed to Maturity)	20,000	20,398
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	35,189
Series 2016 B, 3% 8/1/45	30,000	31,489
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	99,188
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	55,000	60,374
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	52,446
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	34,723
5.5% 11/15/37	30,000	44,651
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	77,098
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	107,888
Series 2016, 3% 8/1/32	80,000	86,137
Series B, 0% 8/1/35	90,000	69,441
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	24,680
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	22,374
Series C, 5% 8/1/22	10,000	10,280
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	37,627
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	22,374
Series K, 4% 8/1/35	20,000	22,977
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	55,997
Series 2020 A, 4% 6/1/36	250,000	303,468
Los Angeles Dept. Arpt. Rev.:
Series 2018 D, 5% 5/15/34 (b)	45,000	56,254
Series B, 5% 5/15/34 (b)	95,000	116,844
Series C, 5% 5/15/33 (b)	155,000	188,568
Series D, 5% 5/15/26 (b)	5,000	5,897
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	41,900
5% 7/1/24	50,000	52,330
Series 2014 C, 5% 7/1/29	65,000	72,291
Series 2014 D:
5% 7/1/35	105,000	116,529
5% 7/1/44	45,000	49,752
Series 2017 A, 5% 7/1/28	20,000	24,205
Series A, 5% 7/1/31	35,000	43,395
Series B:
5% 7/1/30	25,000	31,864
5% 7/1/30	50,000	53,454
Series C, 5% 7/1/37	25,000	32,003
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C:
5% 7/1/24	130,000	133,101
5% 7/1/25	30,000	30,716
Series 2014 A, 5% 7/1/44	25,000	27,666
Series A:
5% 7/1/33	5,000	6,193
5% 7/1/33	55,000	66,534
Series B:
5% 7/1/25	20,000	21,410
5% 7/1/37	100,000	125,043
Series C, 5% 7/1/23	10,000	10,236
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	45,506
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	40,914
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	11,143
Series 2016 A, 5% 7/1/40	30,000	34,083
Series 2018 B1, 5% 7/1/23	155,000	165,996
Series 2019 A, 5% 7/1/28	20,000	25,237
Series 2020 C, 5% 7/1/30	40,000	52,788
Series 2020, 5% 7/1/25	90,000	104,061
Series A:
5% 7/1/22	20,000	20,479
5% 7/1/22	70,000	71,677
5% 7/1/29	45,000	58,138
5% 7/1/30	25,000	32,275
Series B, 5% 7/1/25	15,000	17,343
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/22	50,000	51,742
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	5,000	5,335
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	5,387
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	53,489
Series A, 5% 7/1/39	135,000	170,598
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/25	225,000	219,361
0% 8/1/30	150,000	125,252
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	40,062
Mt. San Jacinto Cmnty. College District Series B, 4% 8/1/43	100,000	115,916
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	53,787
Series 2017, 0% 8/1/39	5,000	2,888
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	26,406
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	35,000	37,243
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	45,472
0% 8/1/32	100,000	87,390
0% 8/1/33	15,000	12,863
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	230,011
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,776
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,438
Placentia-Yorba Linda Unified School District (Rfdg. Proj.) Series A, 4% 10/1/30 (FSA Insured)	200,000	222,979
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,034
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series A, 4% 10/1/40	60,000	67,236
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	60,273
Sacramento County Wtr. Fing. Auth. Rev. (Sacramento County Wtr. Agcy. Zones 40 And 41 2019 Rfdg. Proj.) Series 2019, 5% 6/1/25	125,000	144,383
San Bernardino Cmnty. College District Series B:
0% 8/1/38	200,000	131,792
0% 8/1/48	45,000	21,548
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (c)	20,000	11,426
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	6,011
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100) (b)	75,000	80,227
Series 2019 A, 5% 7/1/34	75,000	94,652
Series 2021 B, 4% 7/1/51 (b)	50,000	57,952
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	115,000	144,430
5.25% 8/1/47	10,000	12,480
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	165,000	177,751
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	12,490
Series A, 0% 7/1/31	55,000	47,451
Series B, 3.25% 7/1/48	80,000	86,697
Series C, 0% 7/1/43	40,000	24,926
Series F1, 5.25% 7/1/28	10,000	12,842
Series R1, 0% 7/1/30	35,000	30,948
Series R4, 5% 7/1/28	145,000	167,708
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	52,774
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	40,000	46,305
Series 2019 B1, 4% 8/1/44	225,000	266,542
Series A1, 5% 8/1/47	45,000	54,245
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	35,548
Series 2016 A, 5% 5/1/26	20,000	23,749
Series 2017 A, 5% 5/1/47 (b)	20,000	23,713
Series 2017 D, 5% 5/1/24 (b)	35,000	38,574
Series 2018 G, 5% 5/1/27 (b)	65,000	78,528
Series 2019 A, 5% 5/1/49 (b)	25,000	30,590
Series 2019 D:
5% 5/1/26	65,000	77,184
5% 5/1/39	20,000	25,004
Series 2019 E, 5% 5/1/34 (b)	125,000	155,918
Series 2020 A, 4% 5/1/39 (b)	35,000	40,972
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	40,124
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	167,569
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	45,000	50,805
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	22,939
Series 2020 A, 5% 11/1/50	30,000	38,484
Series D, 5% 11/1/28	35,000	43,499
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/22 (Escrowed to Maturity)	100,000	100,000
0% 1/1/25 (Escrowed to Maturity)	50,000	49,407
0% 1/1/26 (Escrowed to Maturity)	25,000	24,423
0% 1/1/27 (Escrowed to Maturity)	30,000	28,777
0% 1/1/28 (Escrowed to Maturity)	30,000	28,184
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,579
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,147
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	76,818
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	29,905
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	64,452
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	57,102
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (c)	50,000	52,030
0% 9/1/41 (c)	10,000	12,044
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	44,384
Series 2019 A, 3% 5/1/42	100,000	107,282
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,728
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	59,438
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	52,182
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (c)	10,000	11,723
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	156,772
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,199
Tulare Swr. Rev. Series 2015, 5% 11/15/45 (FSA Insured)	175,000	201,662
Turlock Irrigation District Rev. Series 2016, 5% 1/1/41	125,000	149,854
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	90,000	44,543
Univ. of California Revs.:
Series 2013 AI, 5% 5/15/32	85,000	90,195
Series 2014, 5% 5/15/25	75,000	83,116
Series 2016, 5% 5/15/35	15,000	17,791
Series 2017 AV, 5% 5/15/47	60,000	72,384
Series 2017 M, 5% 5/15/32	125,000	152,186
Series 2020 BE, 4% 5/15/47	50,000	58,792
Series AF, 5% 5/15/24	50,000	53,191
Series AM, 5.25% 5/15/37	15,000	16,640
Series AO, 5% 5/15/32	50,000	57,281
Series AY, 5% 5/15/28	30,000	36,807
Series I:
5% 5/15/23	25,000	26,627
5% 5/15/28	135,000	154,854
Series M, 5% 5/15/36	20,000	24,268
Series O, 4% 5/15/29	60,000	71,319
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	125,000	138,334
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	80,000	83,198
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	65,479
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	26,078
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (FSA Insured)	140,000	128,569
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	87,039
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	32,126

TOTAL CALIFORNIA		16,864,239

Colorado - 1.4%
Colorado Health Facilities Auth.:
Series 2018 A, 4% 11/15/48	5,000	5,706
Series 2019 A, 5% 11/1/29	65,000	83,787
Series 2019 A1, 4% 8/1/44	10,000	11,482
Series 2019 A2, 3.25% 8/1/49	160,000	170,102
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	31,887
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,681
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	75,000	77,997
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	55,000	57,268
Series 2013 B, 5% 11/15/24	150,000	162,891
Series 2017 A:
5% 11/15/26 (b)	55,000	65,672
5% 11/15/28 (b)	30,000	36,598
Series 2018 B, 3.5% 12/1/35	10,000	11,207
Series 2019 C, 5% 11/15/31	20,000	25,639
Denver City & County Board Wtr. Rev. Series 2020 B, 4% 9/15/33	175,000	215,430
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,397
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	13,071
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	25,478
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	41,478
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	133,402
Series 2016 B1, 2.75% 6/1/30	15,000	16,050

TOTAL COLORADO		1,221,223

Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	66,725
Series 2015 B, 3.375% 6/15/29	25,000	27,141
Series 2016 A, 5% 3/15/26	15,000	17,712
Series 2017 A, 5% 4/15/27	85,000	103,650
Series 2019 A, 5% 4/15/27	15,000	18,291
Series 2020 C:
3% 6/1/24	135,000	143,439
4% 6/1/31	25,000	30,365
Series A:
5% 3/15/24	50,000	55,059
5% 3/15/28	15,000	17,099
Series C, 4% 6/15/24	25,000	27,194
Series D:
4% 8/15/31	45,000	50,927
5% 4/15/26	25,000	29,597
Series E:
3.375% 10/15/36	20,000	21,999
5% 9/15/25	25,000	29,071
5% 10/15/25	20,000	23,322
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,232
Series 2019 A, 4% 7/1/34	45,000	52,404
Series R, 3.375% 7/1/37	10,000	10,839
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	15,919
Series B1, 3.45% 11/15/41	20,000	20,901
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	59,231
Series 2016 A, 5% 9/1/31	25,000	29,742
Series 2018 A, 5% 1/1/27	20,000	24,194
Series 2021 A, 4% 5/1/37	30,000	36,256
Series A, 4% 9/1/35	55,000	62,033
Series B:
5% 10/1/33	15,000	18,806
5% 10/1/36	80,000	100,007
Hartford County Metropolitan District Series A, 4% 4/1/39 (Pre-Refunded to 4/1/22 @ 100)	30,000	30,280
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,176

TOTAL CONNECTICUT		1,163,611

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,634
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	65,000	83,190

TOTAL DELAWARE		89,824

District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	143,466
Series 2016 A, 5% 6/1/32	40,000	47,259
Series 2017 A, 5% 6/1/29	10,000	12,199
Series 2019 A, 5% 10/15/44	55,000	69,133
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	135,000	150,402
District of Columbia Income Tax Rev.:
Series 2019 C, 5% 10/1/33	295,000	380,506
Series 2020 B, 5% 10/1/27	50,000	61,974
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,727
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	36,238
Series 2014 C:
5% 10/1/27	30,000	33,708
5% 10/1/28	25,000	28,054
Series 2019 A, 5% 10/1/44	30,000	38,022
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	30,000	31,465
4% 10/1/53	5,000	5,619
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	48,152
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	12,558
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	27,049
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,645
Series 2010 A, 0% 10/1/37	130,000	77,833
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	50,000	51,708
Series 2014 A:
5% 10/1/28 (b)	20,000	22,298
5% 10/1/29 (b)	50,000	55,744
5% 10/1/44 (b)	75,000	83,291
Series 2018 A, 5% 10/1/27 (b)	40,000	48,849
Series 2021 A, 4% 10/1/41 (b)	45,000	53,514
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	48,737
Series 2017 B:
5% 7/1/26	50,000	59,586
5% 7/1/42	50,000	59,983
Series 2018, 5% 7/1/30	35,000	42,475

TOTAL DISTRICT OF COLUMBIA		1,763,194

Florida - 5.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	16,048
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	65,000	68,515
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 4% 10/1/42	70,000	71,822
Series 2015 A, 5% 10/1/33 (b)	35,000	40,088
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (b)	75,000	84,802
Broward County School Board Ctfs. of Prtn. Series 2019 A, 5% 7/1/28	150,000	187,341
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,581
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	80,000	88,955
Series 2018 A, 4% 6/1/37	55,000	64,637
Series 2019 D, 4% 6/1/30	65,000	79,055
Series C:
4% 6/1/28	20,000	21,017
5% 6/1/25	170,000	196,298
Series D, 4% 6/1/32	50,000	56,814
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	52,424
Florida Dept. of Trans. Tpk. Rev. Series 2019 B, 3% 7/1/43	30,000	32,881
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	69,660
(Rollins College Proj.) Series 2020 A, 3% 12/1/48	65,000	68,791
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	50,000	51,731
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	36,938
Series 2019 A, 5% 10/1/27 (b)	210,000	256,325
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	27,087
Hillsborough County Cap. Impt. Series 2019, 3.25% 8/1/49	40,000	43,629
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	45,000	46,777
5% 10/1/28	35,000	37,473
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	21,477
Series 2014, 5% 10/1/28	115,000	128,846
Series 2019 A:
5% 10/1/27	20,000	24,625
5% 10/1/29	25,000	32,086
5% 10/1/32	10,000	12,858
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	100,000	106,617
Series 2017 A, 4% 10/1/34	135,000	155,321
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	32,137
Miami Beach Series 2019, 3.25% 5/1/49	25,000	27,180
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	16,764
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	100,000	103,507
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	90,000	93,225
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	30,000	31,075
Series 2016 A, 5% 10/1/41	20,000	23,668
Series 2020 A, 4% 10/1/39	70,000	82,933
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	20,000	11,856
0% 10/1/46	50,000	25,076
0% 10/1/47	90,000	43,744
Series 2012 B, 5% 10/1/32 (Pre-Refunded to 10/1/22 @ 100)	50,000	51,792
Series 2016:
0% 10/1/31	35,000	27,654
0% 10/1/32	25,000	18,950
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	10,810
Series 2018 A, 4% 4/1/53	25,000	27,905
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	71,614
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,791
Series 2015 B, 5% 7/1/27	40,000	44,445
Series 2015 D, 3% 7/1/39	5,000	5,380
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017:
4% 8/1/47	50,000	56,170
5% 8/1/47	65,000	77,114
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	29,576
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	32,094
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	250,000	290,005
Series 2017 B, 3.125% 10/1/39	20,000	21,787
Series 2019 B, 3% 10/1/49	40,000	43,166
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	59,572
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	41,027
Series 2016, 4% 10/1/45	35,000	38,530
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,779
Series 2016 B, 4% 10/1/36	30,000	34,104
Series 2017, 5% 10/1/27	25,000	30,577
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	75,000	80,192
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	125,000	153,043
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,449
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	11,759
Polk County School District Sales Tax Rev. Series 2019, 5% 10/1/28	120,000	151,825
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	54,531
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	71,749
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	113,995
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	16,157
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/26	80,000	82,386
Series 2020 A, 0% 9/1/53	195,000	59,803

TOTAL FLORIDA		4,543,415

Georgia - 2.2%
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (b)	120,000	120,000
Series 2019 B, 4% 7/1/49 (b)	50,000	56,867
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	45,856
5% 11/1/32	30,000	34,269
5% 11/1/40	20,000	22,809
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	57,527
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	32,203
Brookhaven Dev. Auth. Rev. Series 2019 A:
3% 7/1/46	100,000	106,718
5% 7/1/26	10,000	11,932
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	85,917
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	56,955
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	37,347
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	5,424
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	22,370
Series 2020 A, 5% 2/15/31	40,000	51,307
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	120,000	132,930
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	58,436
Series 2016 F, 5% 1/1/26	90,000	106,081
Series 2017 A, 5% 2/1/27	10,000	12,192
Series 2017 C:
5% 7/1/27	5,000	6,168
5% 7/1/30	25,000	30,715
Series 2018 A:
3% 7/1/33	25,000	27,901
4% 7/1/34	85,000	100,312
5% 7/1/27	20,000	24,673
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	15,950
Series 2019 A, 3.35% 12/1/39	100,000	107,925
Series 2020 A, 3.15% 12/1/44	100,000	106,457
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	20,913
Series 2017 A, 3.65% 12/1/32	55,000	58,912
Series 2017 B, 3.2% 12/1/32	20,000	21,186
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	110,000	126,313
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	68,162
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	32,894
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	47,827
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	35,000	43,478
Series 2018 A, 3% 7/1/23	25,000	26,007
Series 2019 A, 3.125% 7/1/46	5,000	5,383
Series 2021 E2, 5% 7/1/24	25,000	27,857
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	16,029
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	6,603

TOTAL GEORGIA		1,978,805

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	11,825
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,754
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	110,000	128,240
Series 2016 FG, 5% 10/1/30	30,000	35,869
Series FH, 5% 10/1/29	25,000	29,942
Series FN 5% 10/1/22	90,000	93,259
Series FW, 3.5% 1/1/38	5,000	5,602
Honolulu City and County Wastewtr. Sys.:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	100,000	102,386
Series 2016 B, 4% 7/1/33	15,000	16,978
Series 2018 A, 3.375% 7/1/42	5,000	5,514

TOTAL HAWAII		451,369

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	30,144
5% 3/1/28	10,000	12,348
Series 2015 ID, 5.5% 12/1/29	25,000	28,940
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	50,000	60,231

TOTAL IDAHO		131,663

Illinois - 4.5%
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	20,000	16,768
0% 1/1/33	125,000	99,356
Series 2002 B, 5% 1/1/26	30,000	33,612
Series 2007 E, 5.5% 1/1/35	20,000	22,713
Series 2014 A:
5.25% 1/1/30	95,000	103,584
5.25% 1/1/31 (FSA Insured)	75,000	82,012
Series 2015 A:
5% 1/1/26	15,000	16,806
5.5% 1/1/33	15,000	17,045
Series 2019 A, 5% 1/1/40	25,000	30,040
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	65,201
Series 2014 B, 5% 1/1/27	45,000	48,967
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (b)	50,000	50,000
Series 2013 B, 5% 1/1/26	65,000	68,022
Series 2013 D:
5% 1/1/44	60,000	62,685
5.25% 1/1/29	50,000	52,402
Series 2015 B, 5% 1/1/28	35,000	39,482
Series 2015 D, 4% 1/1/35	85,000	92,734
Series 2017 A, 5% 1/1/27	20,000	24,063
Series 2017 B, 5% 1/1/33	10,000	11,954
Series 2017 D, 5% 1/1/42 (b)	15,000	17,619
Series 2018 B:
5% 1/1/37	15,000	18,489
5% 1/1/38	30,000	36,925
5% 1/1/48	20,000	24,329
Series 2020 B, 5% 1/1/29	65,000	81,877
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	30,000	30,568
5% 6/1/25	20,000	22,911
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	41,310
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	42,990
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42 (Pre-Refunded to 8/15/22 @ 100)	50,000	51,180
Series 2016:
3.25% 5/15/39	115,000	123,042
3.25% 11/15/45	20,000	21,352
4% 1/1/25	10,000	11,051
4% 7/1/30	60,000	67,593
4% 12/1/31	25,000	28,285
4% 12/1/35	50,000	56,395
Series 2018 A:
5% 10/1/41	10,000	12,222
5% 10/1/48	30,000	36,506
Series 2019:
5% 7/1/27	15,000	18,414
5% 1/1/31	115,000	148,029
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	20,000	20,000
4% 1/1/29	55,000	55,136
4% 1/1/30	60,000	60,144
5% 1/1/34	15,000	15,049
Series 2013:
5% 7/1/22	65,000	66,506
5% 7/1/23	105,000	112,081
5.25% 7/1/31	20,000	21,379
Series 2014, 5% 4/1/27	5,000	5,475
Series 2016:
4% 6/1/36	60,000	66,024
5% 1/1/27	185,000	213,650
Series 2017 A, 4.5% 12/1/41	15,000	17,141
Series 2017 B, 5% 12/1/24	40,000	44,967
Series 2017 C, 5% 11/1/29	65,000	78,085
Series 2017 D:
3.25% 11/1/26	10,000	11,044
5% 11/1/28	60,000	72,227
Series 2018 A, 5% 10/1/24	30,000	33,536
Series 2018 B, 5% 10/1/24	30,000	33,536
Series 2019 A, 5% 11/1/25	50,000	57,786
Series 2019 B, 5% 9/1/25	15,000	17,259
Series 2020 B, 4% 10/1/35	150,000	175,126
Series 2020 D, 5% 10/1/25	5,000	5,766
Series November 2016, 4.125% 11/1/31	10,000	11,297
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/22	35,000	35,742
5% 6/15/23	30,000	31,944
5% 6/15/24	35,000	37,262
5% 6/15/25	45,000	47,849
Series 2016 A, 3% 6/15/33	25,000	26,303
Series 2016 D:
3% 6/15/31	15,000	15,861
3% 6/15/32	100,000	105,513
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	43,509
Series 2015 A, 5% 1/1/40	25,000	28,430
Series 2016 A, 5% 12/1/31	10,000	11,627
Series 2019 B, 5% 1/1/28	80,000	99,011
Series B:
5% 1/1/27	35,000	42,225
5% 1/1/30	5,000	6,453
Series C, 5% 1/1/30	30,000	38,719
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,511
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	26,128
Series 2002 A:
0% 12/15/26	150,000	139,851
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	24,154
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	38,633
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	7,505
Series 2002:
0% 12/15/23	20,000	19,642
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,309
Series 2012 B:
4.25% 6/15/42	20,000	20,355
5% 12/15/28	10,000	10,211
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	19,454
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	30,088
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	61,521
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	32,096

TOTAL ILLINOIS		4,059,653

Indiana - 0.3%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	11,881
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	57,409
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	31,627
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	5,888
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	18,981
5% 2/1/54	25,000	30,609
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	18,442
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	46,654
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	70,000	88,407

TOTAL INDIANA		309,898

Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	10,000	10,700
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	35,873
Series 2017, 5% 8/1/37	50,000	60,832
Series 2020 A, 5% 8/1/36	55,000	71,899
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	85,000	108,530

TOTAL IOWA		287,834

Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	21,090
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	53,433
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	28,421
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	55,000	56,745

TOTAL KANSAS		159,689

Kentucky - 0.5%
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,444
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	40,617
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5% 6/1/45	100,000	116,629
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
4% 9/1/39	50,000	54,836
5% 9/1/23	20,000	21,449
5% 9/1/42	25,000	28,720
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	35,810
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	63,415
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	26,736

TOTAL KENTUCKY		447,656

Louisiana - 0.9%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	45,000	53,437
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	90,000	93,545
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	15,000	15,332
Series 2014 A, 5% 2/1/27	100,000	109,394
Series 2014 D1, 3% 12/1/29	60,000	62,955
Series 2017 A, 5% 4/1/25	25,000	28,643
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	195,000	199,603
Series 2017 A, 3.75% 7/1/47	25,000	27,302
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	53,159
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	25,000	27,834
Series 2016, 4% 5/15/41	20,000	22,098
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	23,433
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,078
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	25,345

TOTAL LOUISIANA		769,158

Maryland - 1.9%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	47,986
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	21,015
Maryland Dept. of Trans. Series 2021 B, 4% 8/1/51 (b)	100,000	116,500
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	93,284
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	31,231
Series 2017 B, 5% 8/1/25	40,000	46,461
Series 2019 1, 5% 3/15/31	55,000	70,158
Series 2019, 5% 3/15/30	30,000	38,425
Series A:
5% 3/15/30	30,000	37,350
5% 8/1/32	70,000	92,491
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	65,000	63,805
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	50,000	55,783
Series 2017 MD, 4% 12/1/46	15,000	17,059
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	85,000	85,069
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	185,000	187,618
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	96,037
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	172,264
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	55,113
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	165,895
Washington Suburban San. District Series 2016 2:
4% 6/1/42	155,000	175,369
5% 6/1/34	65,000	77,226

TOTAL MARYLAND		1,746,139

Massachusetts - 3.2%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	17,813
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	12,776
Series A, 5.25% 7/1/28	30,000	38,328
Series B, 5% 7/1/33	85,000	97,743
Series C, 5.5% 7/1/23	5,000	5,390
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	36,303
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/31	85,000	104,606
Series 2016 A, 5% 7/15/40	25,000	37,073
Series 2016 I, 3% 7/1/32	25,000	26,796
Series 2018 L, 4% 7/1/44	190,000	218,891
Series 2019 K, 5% 7/1/38	175,000	217,006
Series 2020 A2, 5% 7/1/39	95,000	119,832
Series BB1, 4% 10/1/46	30,000	34,099
Series C, 3% 10/1/45 (FSA Insured)	65,000	69,527
Series D, 4% 7/1/45	45,000	48,458
Series F, 5% 8/15/24	5,000	5,584
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	45,000	49,913
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	65,457
Series A, 5% 6/15/25	25,000	27,780
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,743
Series 2015 D, 5% 9/1/26	50,000	58,029
Series 2016 B:
4% 7/1/33	25,000	28,558
5% 7/1/27	45,000	55,406
Series 2016 G, 3% 9/1/46	40,000	41,936
Series 2017 E, 5% 11/1/24	30,000	33,914
Series 2017 F, 5% 11/1/44	5,000	6,145
Series 2019 A, 5% 1/1/49	70,000	86,857
Series 2020 B, 5% 7/1/24	100,000	111,588
Series 2021 B, 3% 4/1/47	85,000	91,896
Series A:
5% 3/1/29	35,000	44,965
5% 7/1/31	110,000	130,871
Series B:
5% 7/1/26	25,000	29,891
5% 7/1/27	60,000	73,874
Series C:
5% 5/1/30	40,000	52,704
5% 5/1/31	115,000	122,090
Series D, 5% 7/1/26	30,000	35,869
Series E:
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	45,000	46,436
5% 11/1/26	90,000	108,721
Series F, 5% 11/1/40	115,000	141,868
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	15,878
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	40,000	41,192
Series 2016 B, 5% 11/15/46	20,000	23,947
Series B, 4% 2/15/42	35,000	37,466
Series C:
5% 8/15/33 (Pre-Refunded to 8/15/25 @ 100)	85,000	98,744
5% 11/15/34	20,000	23,971
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	85,437

TOTAL MASSACHUSETTS		2,867,371

Michigan - 1.3%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (FSA Insured)	65,000	84,387
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	40,930
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	41,251
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	42,650
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 1A, 5.25% 10/15/47	10,000	10,817
Series I:
5% 4/15/26	10,000	11,657
5% 10/15/28	20,000	23,929
5% 10/15/30	35,000	41,658
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
4% 11/1/48	90,000	102,520
5% 11/1/29	55,000	69,852
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	5,000	5,571
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (FSA Insured)	35,000	38,852
Series 2016:
3.25% 11/15/42	25,000	26,670
5% 11/15/23	55,000	59,716
Series 2019 A:
4% 2/15/47	30,000	34,578
5% 2/15/34	45,000	56,827
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	25,000	30,910
Series 2010 F, 4% 11/15/47	20,000	22,646
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	15,000	15,827
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	70,237
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	59,646
5% 6/30/28 (b)	45,000	55,530
5% 12/31/31 (b)	15,000	18,424
5% 12/31/43 (b)	50,000	59,875
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	12,192
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	130,557

TOTAL MICHIGAN		1,167,709

Minnesota - 1.0%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	33,979
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	90,000	114,423
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	21,787
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	42,939
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	37,129
Series 2018 B, 3.25% 8/1/36	55,000	60,947
Series 2019 B, 5% 8/1/27	80,000	98,770
Minnesota Hsg. Fin. Agcy. Series 2021 D, 2.45% 1/1/52	100,000	100,309
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 3% 3/1/24	140,000	148,006
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	90,297
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	32,468
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	16,118
Series 2019, 5% 5/1/48	20,000	24,476
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	92,037

TOTAL MINNESOTA		913,685

Mississippi - 0.5%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	105,000	126,904
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	53,096
Mississippi Gen. Oblig. Series 2015 F, 5% 11/1/30 (Pre-Refunded to 11/1/25 @ 100)	75,000	87,808
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	140,000	151,052
5% 10/15/28	5,000	6,268

TOTAL MISSISSIPPI		425,128

Missouri - 0.7%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,231
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	40,000	42,838
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	138,146
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	87,195
Series 2014 A:
4% 6/1/32	40,000	43,243
5% 6/1/29	55,000	60,750
Series 2014 F, 4.25% 11/15/48	15,000	16,367
Series 2016, 5% 11/15/28	30,000	35,355
Series 2017 C:
3.625% 11/15/47	25,000	27,219
4% 11/15/49	55,000	61,816
Series 2019 A, 4% 2/15/49	35,000	39,705
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	49,032
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	39,130

TOTAL MISSOURI		656,027

Montana - 0.0%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	23,936
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	72,149
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	38,492
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	95,600
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,533
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	46,950

TOTAL NEBRASKA		258,724

Nevada - 0.7%
Clark County Fuel Tax:
Series 2018 B, 5% 12/1/26	65,000	78,614
Series 2019 A:
5% 12/1/24	5,000	5,661
5% 12/1/28	15,000	19,088
Series 2019, 5% 6/1/25	25,000	28,821
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	60,738
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	60,000	66,826
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	31,948
Las Vegas Convention & Visitors Auth. Series 2018 C, 4% 7/1/48	115,000	129,288
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	111,798
Washoe County School District Series 2017 C, 3.25% 10/1/42 (FSA Insured)	50,000	54,139

TOTAL NEVADA		586,921

New Jersey - 4.4%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	69,376
5% 11/1/31	20,000	25,201
Series UU:
5% 6/15/40	30,000	33,028
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,567
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	23,615
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	20,450
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	22,416
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	16,247
Series 2013 NN:
4% 3/1/29	15,000	15,517
5% 3/1/26	40,000	42,076
5% 3/1/31	10,000	10,512
Series 2013, 5% 3/1/24	50,000	52,613
Series 2014 PP:
4% 6/15/30	15,000	16,222
5% 6/15/27	65,000	71,871
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	11,070
Series 2015 XX, 4% 6/15/24	50,000	54,085
Series 2018 EE, 5% 6/15/33	70,000	86,309
Series B, 5% 11/1/26	5,000	5,968
Series NN, 5% 3/1/28	35,000	36,813
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	95,000	102,860
Series WW, 5.25% 6/15/28	45,000	51,857
Series XX, 4.375% 6/15/27	15,000	16,768
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (a)	75,000	79,771
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	11,156
5% 9/1/26	100,000	111,558
Series 2014, 5% 6/15/24	40,000	44,259
Series 2015 A, 5% 7/1/22	145,000	148,474
Series 2015 G, 5% 7/1/22 (Escrowed to Maturity)	25,000	25,600
Series 2017 B, 4% 7/1/35	50,000	57,798
Series A, 4% 7/1/47	40,000	44,048
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,486
Series 2014, 4% 6/1/34	15,000	16,471
Series 2016, 5% 6/1/24	25,000	27,671
Series O, 5.25% 8/1/22	5,000	5,141
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	85,000	91,789
5% 10/1/26	90,000	107,176
5% 10/1/27	10,000	12,223
Series 2016, 3% 7/1/32	25,000	26,537
Series 2017 A, 4% 7/1/52	25,000	28,326
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	25,000	26,038
Series 2019 A, 5% 12/1/27	35,000	42,487
Series 2019 B, 3.25% 12/1/39 (b)	65,000	68,772
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	55,779
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	36,990
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	74,557
Series 2005 A, 5.25% 1/1/26 (FSA Insured)	20,000	23,719
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	40,000	41,909
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	35,840
Series 2014 A, 5% 1/1/29	5,000	5,556
Series 2015 E:
5% 1/1/32	120,000	135,178
5% 1/1/45	45,000	50,578
Series 2016 A, 5% 1/1/33	30,000	34,817
Series 2017 B, 4% 1/1/35	5,000	5,801
Series 2017 E, 5% 1/1/29	10,000	12,388
Series 2017 G:
4% 1/1/43	25,000	28,564
5% 1/1/37	65,000	79,807
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	19,189
0% 12/15/29 (FSA Insured)	110,000	96,886
0% 12/15/32 (FSA Insured)	10,000	8,158
Series 2008 A:
0% 12/15/37	5,000	3,447
0% 12/15/38	65,000	43,319
Series 2009 A, 0% 12/15/33	90,000	70,117
Series 2010 A:
0% 12/15/25	10,000	9,557
0% 12/15/27	30,000	27,466
0% 12/15/29	30,000	26,092
0% 12/15/32	35,000	28,031
0% 12/15/33	10,000	7,791
Series 2012 A, 5% 6/15/42	50,000	51,068
Series 2012 AA:
3.25% 6/15/38	90,000	91,189
4% 6/15/30	50,000	50,833
5% 6/15/38	20,000	20,422
Series 2013 AA, 5% 6/15/27	190,000	202,436
Series 2014 AA, 5% 6/15/38	20,000	22,044
Series 2015 AA, 5.25% 6/15/32	5,000	5,754
Series 2016 A, 5% 6/15/30	25,000	29,254
Series 2016 A-2, 5% 6/15/23	50,000	53,310
Series 2018 A, 5% 12/15/24	20,000	22,561
Series 2019 AA, 4.5% 6/15/49	65,000	75,670
Series A:
0% 12/15/26	70,000	65,618
0% 12/15/31	70,000	57,648
4% 12/15/31	80,000	93,781
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,931
4.25% 12/15/38	20,000	23,159
Series A1, 4.1% 6/15/31	55,000	61,685
Series AA:
4% 6/15/31	10,000	10,167
4% 6/15/36	30,000	34,427
4% 6/15/38	55,000	64,102
5% 6/15/23	5,000	5,329
5% 6/15/44	20,000	21,176
5.25% 6/15/27	30,000	34,586
Series BB, 5% 6/15/33	75,000	92,474
Series C, 5.25% 6/15/32	35,000	39,696

TOTAL NEW JERSEY		3,992,078

New Mexico - 0.4%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	30,832
New Mexico Hosp. Equip. Ln. Council Rev. Series 2019 A, 3% 8/1/48	100,000	105,748
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	50,000	53,508
5% 7/1/25	155,000	178,924

TOTAL NEW MEXICO		369,012

New York - 16.0%
Battery Park City Auth. Rev. Series 2019 B, 5% 11/1/38	110,000	141,805
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,944
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 5% 7/1/37	5,000	5,970
Series 2017 A:
5% 7/1/24	30,000	33,429
5% 10/1/29	35,000	43,160
5% 10/1/47	70,000	109,789
Series 2018 A, 5% 10/1/48	80,000	126,560
Series 2018 B, 5% 10/1/38	45,000	55,930
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	30,000	33,848
5% 2/15/39	70,000	83,146
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	105,900
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (FSA Insured)	125,000	119,221
Series 2012 B, 5% 9/1/25	35,000	36,098
Series 2016 B, 5% 9/1/46	10,000	11,737
Series 2017:
5% 9/1/23	55,000	59,336
5% 9/1/47	20,000	24,289
Series 2018, 5% 9/1/35	30,000	37,819
Series 2020 A, 5% 9/1/30	105,000	138,061
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	370,000	427,808
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	49,802
Series 2016, 3% 8/1/34	75,000	79,620
Series 2017, 5% 8/1/27	95,000	116,880
Series 2018 1, 5% 8/1/28	30,000	36,799
Series 2019 D, 5% 12/1/34	25,000	31,511
Series 2019 E:
5% 8/1/25	120,000	139,103
5% 8/1/34	70,000	87,731
Series 2020 A, 4% 8/1/44	80,000	92,776
Series 2020 A1, 5% 8/1/35	150,000	189,671
Series 2021 C, 5% 8/1/29	80,000	102,936
Series A, 5% 8/1/37	140,000	165,532
Series B1, 5% 10/1/32	55,000	70,438
Series C, 3% 8/1/29	50,000	54,722
Series E:
5% 8/1/25	15,000	15,756
5% 8/1/26	25,000	29,919
Series F, 5% 8/1/24	35,000	37,581
Series F1, 5% 3/1/27	80,000	84,333
Series J, 5% 8/1/24	35,000	39,126
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (a)	60,000	64,030
Series 2016 I1A, 3.95% 11/1/36	10,000	10,843
Series 2020 A, 2.55% 8/1/40	110,000	112,072
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	101,918
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (a)	25,000	25,038
Series 2019 E1, 3.25% 11/1/49	35,000	36,304
Series 2021 G, 2.15% 11/1/36	95,000	94,570
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	13,544
0% 3/1/44	90,000	52,007
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	8,375
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	13,526
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	69,215
Series 2015 HH, 5% 6/15/29	5,000	5,752
Series 2016 CC1, 4% 6/15/38	25,000	28,480
Series 2017 DD, 5.25% 6/15/47	60,000	72,565
Series 2018 AA, 5% 6/15/37	25,000	30,266
Series 2018 CC, 4% 6/15/37	60,000	69,020
Series 2018 DD1, 5% 6/15/48	140,000	170,812
Series 2019 DD, 5.25% 6/15/49	60,000	75,688
Series 2020 BB, 3% 6/15/49	105,000	112,077
Series 2020 CC1, 4% 6/15/49	65,000	76,462
Series BB, 5% 6/15/49	90,000	113,473
Series CC:
4% 6/15/42	15,000	17,838
5% 6/15/30	25,000	32,641
Series DD:
5% 6/15/25	60,000	65,423
5% 6/15/36	55,000	60,908
Series EE, 5% 6/15/34	45,000	52,441
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/24	110,000	122,767
5% 7/15/43	75,000	84,477
Series 2015 S2, 5% 7/15/40	80,000	91,774
Series 2018 S3, 3.625% 7/15/47	60,000	65,970
Series 2018 S4, 5% 7/15/31	10,000	12,520
Series S1:
5% 7/15/27	55,000	62,554
5% 7/15/35	95,000	115,649
Series S4, 5.25% 7/15/35	35,000	44,207
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	60,900
Series 2016 A, 5% 5/1/40	105,000	123,061
Series 2017 B, 4% 8/1/37	50,000	56,404
Series 2017 F, 5% 5/1/31	50,000	60,609
Series 2018 A2, 5% 8/1/39	55,000	66,630
Series 2018 B, 4% 8/1/36	50,000	57,582
Series 2018 C3, 4% 5/1/44	10,000	11,483
Series 2019 A, 5% 8/1/40	75,000	93,037
Series 2019 C, 4% 11/1/37	70,000	82,706
Series 2022 A1, 4% 11/1/36	100,000	122,289
Series A, 4% 11/1/35	20,000	24,148
Series A1, 5% 5/1/23	40,000	42,532
Series B, 4% 8/1/39	5,000	5,819
Series B1, 5% 11/1/37	100,000	115,921
Series C:
3.25% 11/1/43	30,000	32,430
4% 2/1/27	135,000	157,272
Series C1:
4% 5/1/40	90,000	107,165
4% 5/1/44	120,000	141,661
Series E, 5% 2/1/40	115,000	137,162
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	56,809
4% 4/1/27	35,000	40,504
4% 4/1/28	40,000	46,189
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	60,000	48,042
0% 11/15/38	105,000	70,704
0% 11/15/44	25,000	13,879
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	226,522
Series 2016 D, 5% 2/15/26	40,000	47,293
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	27,750
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	15,000	15,000
5% 7/1/30	30,000	38,705
Series 2014 A, 5.5% 1/1/39	30,000	32,731
Series 2015 A:
3.75% 7/1/46	55,000	58,809
5% 5/1/33	35,000	39,684
Series 2018 A, 5% 8/1/29	105,000	129,166
Series 2019 A:
4% 7/1/45	30,000	34,920
5% 7/1/23	135,000	144,578
5% 7/1/27	100,000	122,881
Series 2019 C, 4% 7/1/49	30,000	35,376
Series 2020 A2, 5% 7/1/31	25,000	32,975
Series 2020, 3% 2/1/50	100,000	104,940
Series 2021 A, 5% 7/1/26	100,000	118,393
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24	155,000	163,859
Series 2016 A, 5% 3/15/29	70,000	83,835
Series 2017 A:
5% 3/15/43	75,000	89,934
5% 3/15/44	15,000	17,970
Series 2018, 5% 3/15/48	25,000	30,909
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	44,090
Series 2018 A, 5% 6/15/30	30,000	37,878
Series 2019 B, 5% 6/15/31	25,000	32,264
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/30	225,000	193,975
0% 11/15/32	60,000	49,140
5% 11/15/23	30,000	31,230
5% 11/15/25	80,000	83,226
Series 2016 A, 5% 11/15/26	35,000	42,260
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	15,000	15,440
Series 2012 E, 3.5% 11/15/32	155,000	157,898
Series 2012 F:
5% 11/15/25	45,000	46,732
5% 11/15/30	220,000	228,193
Series 2014 D1, 5% 11/15/33	170,000	188,337
Series 2015 D1, 5% 11/15/31	20,000	22,853
Series 2015 F, 3.25% 11/15/31	160,000	169,989
Series 2016 B, 5% 11/15/29	115,000	134,835
Series 2016 C, 4% 11/15/26	65,000	74,179
Series 2016 C1, 3% 11/15/46	50,000	51,372
Series 2016 D, 5% 11/15/27	30,000	35,491
Series 2017 B, 5% 11/15/23	55,000	59,579
Series 2017 C1:
3.25% 11/15/36	70,000	75,020
5% 11/15/24	40,000	44,926
5% 11/15/25	15,000	17,386
5% 11/15/28	35,000	42,905
Series 2017 D:
4% 11/15/42	15,000	16,755
5% 11/15/27	50,000	60,842
Series 2018 B:
5% 11/15/25	15,000	17,386
5% 11/15/27	80,000	97,348
5% 11/15/28	50,000	62,039
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	86,059
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	39,370
Series 2017 B, 5% 2/15/39	110,000	133,182
Series 2019 A, 5% 3/15/40	15,000	18,793
Series 2021 A, 4% 3/15/43	150,000	177,952
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	185,000	204,004
Series 2019 A, 5% 2/15/49	30,000	38,008
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,230
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	67,003
Series 2019 R, 3.15% 11/1/54	5,000	5,183
Series L, 3.45% 11/1/42	15,000	15,847
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	15,000	15,345
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,225
New York State Urban Dev. Corp. Series 2020 A, 4% 3/15/45	350,000	411,029
New York State Urban Eev Corp. Series 2019 A:
4% 3/15/46	30,000	35,079
5% 3/15/39	200,000	253,950
New York Thruway Auth. Gen. Rev.:
Series 2014 K, 5% 1/1/23	240,000	251,305
Series 2016 A, 5% 1/1/51	35,000	40,219
Series 2019 B, 4% 1/1/45 (FSA Insured)	125,000	145,257
Series J, 5% 1/1/27	175,000	190,499
Series K:
5% 1/1/28	40,000	45,212
5% 1/1/29	50,000	56,419
Series L, 5% 1/1/34	35,000	42,732
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	18,113
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	20,000	21,437
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 4% 12/1/40 (b)	70,000	80,712
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (b)	110,000	114,597
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,563
Series 2016 A, 5% 3/15/26	40,000	47,441
Series 2017 C, 5% 3/15/27	90,000	109,885
Series 2019 A:
5% 3/15/42	10,000	12,345
5% 3/15/44	25,000	30,769
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	96,343
5% 12/1/40	65,000	83,374
Oyster Bay Gen. Oblig.:
Series 2018, 5% 2/15/23	105,000	110,354
Series 2021, 4% 3/1/23	90,000	93,749
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,074
5% 5/1/27	10,000	10,997
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	52,277
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	60,000	69,488
Series 2012 B:
5% 11/15/23	100,000	104,044
5% 11/15/29	35,000	36,414
Series 2013 A:
0% 11/15/30	85,000	72,003
0% 11/15/32	90,000	72,218
Series 2016 A, 5% 11/15/41	25,000	29,158
Series 2018 C, 5% 11/15/37	25,000	31,287
Series 2019 A, 5% 11/15/49	40,000	49,613
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	16,045
Series 2017, 5% 12/15/41	50,000	61,651
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	31,510

TOTAL NEW YORK		14,519,391

New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	68,796
5% 5/1/30	80,000	91,415
Series 194, 5% 10/15/30	15,000	17,400
Series 198, 5% 11/15/46	50,000	58,712
Series 2018 209, 5% 7/15/36	115,000	142,812
Series 202, 5% 10/15/30 (b)	30,000	35,895
Series 207, 5% 9/15/26 (b)	5,000	5,958
Series 209, 5% 7/15/31	30,000	37,561
Series 211, 4% 9/1/43	55,000	63,935
Series 212, 5% 9/1/32	175,000	224,535
Series 214, 5% 9/1/33 (b)	60,000	74,872

TOTAL NEW YORK AND NEW JERSEY		821,891

North Carolina - 1.6%
Cape Fear Pub. Utillity Auth. Series 2016, 5% 8/1/28	105,000	125,007
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	115,000	117,743
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	66,949
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	29,100
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	83,716
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	70,000	80,145
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	72,861
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	11,674
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	105,000	110,543
Series 2016 A, 5% 6/1/27	40,000	47,512
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	79,533
Series 2019:
5% 3/1/31	5,000	6,364
5% 3/1/32	30,000	38,062
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	34,495
Series 2020 B, 5% 5/1/29	35,000	45,108
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4% 12/1/45	10,000	10,234
Series 2016 A, 5% 6/1/28	140,000	175,291
Series 2020 A, 4% 10/1/45	45,000	50,633
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	121,809
5% 1/1/30	55,000	67,944
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	89,854

TOTAL NORTH CAROLINA		1,464,577

North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021, 4% 12/1/35 (FSA Insured)	60,000	71,539
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	50,052
Series C, 3.35% 7/1/42	25,000	26,638

TOTAL NORTH DAKOTA		148,229

Ohio - 2.6%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	30,605
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	180,000	196,312
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	55,000	61,234
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	29,851
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	33,635
Series 2018 A, 5% 4/1/30	30,000	38,014
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,834
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,715
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	102,265
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (FSA Insured)	100,000	93,137
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	68,181
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	55,000	62,331
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	26,954
5% 9/15/26	35,000	42,097
Series 2015 C, 5% 11/1/28	25,000	28,638
Series 2016 A, 5% 12/15/22	150,000	156,857
Series 2017 C, 5% 8/1/26	20,000	23,965
Series 2018 A, 5% 2/1/29	15,000	17,597
Series 2019 A, 5% 5/1/27	90,000	110,251
Series R, 5% 5/1/24	110,000	121,854
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,283
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	30,000	34,485
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	10,000	10,369
4% 3/1/49	10,000	10,315
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	49,158
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	45,398
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	17,377
Series 2013 A2, 0% 2/15/37	80,000	56,576
(Infrastructure Projs.) Series 2013 A2, 0% 2/15/40	150,000	96,210
Series A, 5% 2/15/48 (Pre-Refunded to 2/15/23 @ 100)	100,000	105,290
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	67,564
Ohio Wtr. Dev. Auth. Rev. Series 2016 B, 5% 6/1/24	100,000	111,117
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2019 B, 3% 6/1/46	35,000	38,275
Series 2020 A:
5% 6/1/33	110,000	144,169
5% 12/1/37	115,000	149,366
5% 12/1/38	55,000	71,317
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	16,307

TOTAL OHIO		2,358,903

Oklahoma - 0.9%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	55,000	62,807
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	45,389
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	224,103
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	11,497
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	34,279
5% 1/1/47	30,000	35,841
Series 2017 D:
5% 1/1/25	100,000	113,509
5% 1/1/26	5,000	5,876
5% 1/1/27	100,000	121,244
Series 2017 E, 4% 1/1/31	100,000	114,783
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,696

TOTAL OKLAHOMA		775,024

Oregon - 1.3%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	90,000	107,500
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	41,959
0% 6/15/39	10,000	6,916
Series B, 0% 6/15/34	20,000	15,973
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,644
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	60,000	73,675
Oregon Dept. of Trans. Hwy. User Tax Rev.:
Series 2012 A, 5% 11/15/23 (Pre-Refunded to 11/15/22 @ 100)	225,000	234,379
Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	87,009
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	39,475
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	55,000	67,574
Series A, 4% 5/1/37	75,000	89,419
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	41,177
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	79,907
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	95,000	100,518
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	68,491
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	98,979
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,352

TOTAL OREGON		1,172,947

Pennsylvania - 3.7%
Allegheny County Series C77, 5% 11/1/43	25,000	30,869
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	34,052
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	95,000	95,843
Bristol School District Series 2013, 5% 6/1/40	30,000	31,777
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	15,000	17,130
Delaware County Auth. College Rev. Series 2017 A, 5% 10/1/42	140,000	167,663
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	12,623
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,805
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,685
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	95,000	106,686
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	125,000	153,895
5% 11/15/28	85,000	104,400
Series 2020 A, 4% 4/15/50	85,000	98,421
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	22,485
5% 12/31/28 (b)	40,000	47,147
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	105,000	107,081
Series 2013, 5% 10/15/22	20,000	20,751
Series 2015 1:
5% 8/15/23	5,000	5,377
5% 3/15/26	85,000	97,143
Series 2015:
4% 8/15/34	25,000	28,035
5% 3/15/24	70,000	77,018
5% 8/15/32	60,000	69,201
Series 2016 2, 3% 9/15/36	15,000	16,111
Series 2016:
5% 9/15/23	35,000	37,771
5% 9/15/27	10,000	11,951
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A, 5% 9/1/39	135,000	151,769
Series 2016 C:
3% 8/15/41	35,000	36,952
5% 8/15/25	55,000	63,841
Series 2021 A, 4% 7/15/46	115,000	131,869
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,328
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	16,033
Series 2017 125B, 3.65% 10/1/42	20,000	21,195
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	115,000	139,086
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (FSA Insured)	35,000	37,656
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	20,000	21,532
Series 2014 A, 0% 12/1/39 (c)	35,000	39,244
Series 2014 C:
5% 12/1/39	150,000	168,467
5% 12/1/44	50,000	56,147
Series 2015 A1, 5% 12/1/26	115,000	132,439
Series 2017 2, 5% 12/1/30	75,000	91,909
Series 2017 B, 5.25% 6/1/47	55,000	66,398
Series 2017 B1, 5% 6/1/30	45,000	54,405
Series 2017, 5% 12/1/40	10,000	12,125
Series 2019 A:
4% 12/1/49	100,000	114,438
5% 12/1/34	100,000	128,001
5% 12/1/35	35,000	44,147
Series 2019, 5% 12/1/32	10,000	12,582
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	51,974
Series 2017 A, 4% 9/1/42	25,000	27,921
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	15,000	17,342
Series 2017 A, 5% 8/1/23	20,000	21,478
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	12,254
Series 2018 B, 4% 9/1/43	20,000	23,153
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	13,425
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	107,217
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	52,074

TOTAL PENNSYLVANIA		3,310,321

Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	78,335
Rhode Island - 0.1%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	104,369
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	22,054

TOTAL RHODE ISLAND		126,423

South Carolina - 0.9%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	21,482
Charleston Wtrwks. & Swr. Rev. Series 2015, 5% 1/1/45 (Pre-Refunded to 1/1/25 @ 100)	110,000	124,987
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	25,991
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	25,697
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	85,000	104,388
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	140,000	151,869
Series 2013, 5.125% 12/1/43	105,000	114,121
Series 2014 A, 5.5% 12/1/54	25,000	27,829
Series 2014 C:
5% 12/1/29	25,000	28,051
5% 12/1/36	25,000	28,093
Series 2015, 5% 12/1/23	60,000	65,261
Series 2016 A, 3.25% 12/1/35	10,000	10,711
Series A, 3% 12/1/41	20,000	21,630
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	54,910

TOTAL SOUTH CAROLINA		805,020

Tennessee - 1.2%
Blount County Series 2016 B, 5% 6/1/27	70,000	83,179
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	21,334
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	33,176
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	37,255
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	31,300
Series 2016 A, 4% 1/1/42	15,000	16,698
Series 2019, 4% 11/15/43	5,000	5,659
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	70,000	74,955
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	45,000	51,938
4% 7/1/54	35,000	40,325
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	180,000	105,456
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	20,000	22,074
Series 2006 A, 5.25% 9/1/26	20,000	23,481
Series 2006 C:
5% 2/1/24	15,000	16,329
5% 2/1/27	15,000	17,687
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	59,590
Tennessee Hsg. Dev. Agcy. Series 2012 2C:
3.1% 7/1/28	80,000	80,000
3.8% 7/1/43	40,000	40,000
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	75,000	79,324
Series 2020 1A, 2.4% 1/1/44	20,000	20,372
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39 (Pre-Refunded to 5/1/22 @ 100)	180,000	182,814
Series A, 5% 11/1/42	50,000	60,881

TOTAL TENNESSEE		1,103,827

Texas - 8.5%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	60,425
Alvin Independent School District Series 2019, 3.375% 2/15/40	15,000	16,724
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	65,712
Series 2017, 4% 8/1/33	5,000	5,693
Series 2019, 4% 8/1/35	25,000	29,535
Bexar County Gen. Oblig. Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	200,000	213,767
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	16,285
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	16,401
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	170,000	183,073
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	62,771
Series 2016, 3.375% 1/1/41	45,000	47,689
City of Denton Series 2017, 4% 2/15/47	15,000	16,751
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	55,836
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	43,997
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	84,545
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	57,374
Series 2020 A, 3% 2/15/35	180,000	204,857
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	94,355
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (b)	10,000	10,844
Series 2020 A, 5% 11/1/30	65,000	85,129
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	40,000	50,047
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	22,095
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	67,247
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	23,072
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	130,212
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	34,314
Series 2019, 4% 8/15/39	35,000	41,493
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/31 (c)	165,000	192,129
0% 10/1/32 (c)	35,000	40,842
0% 10/1/48 (c)	70,000	81,568
Series 2018 A, 5% 10/1/37	40,000	49,670
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	59,646
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	41,568
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	63,412
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,316
Series 2014:
0% 11/15/48 (FSA Insured)	40,000	13,156
0% 11/15/49 (FSA Insured)	35,000	10,919
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	24,692
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,613
0% 9/1/33 (AMBAC Insured)	120,000	92,723
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	25,776
Houston Independent School District:
Series 2013 A:
5% 2/15/22	25,000	25,138
5% 2/15/24	15,000	15,782
Series 2017:
5% 2/15/22	15,000	15,083
5% 2/15/23	20,000	21,071
5% 2/15/27	30,000	36,499
Houston Util. Sys. Rev. Series 2017 B, 5% 11/15/29	90,000	110,714
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	47,190
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	97,257
Katy Independent School District Series 2019, 4% 2/15/40	35,000	40,790
Lamar Consolidated Independent School District Series 2021, 3% 2/15/51	125,000	134,938
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	31,950
Series 2016 A:
0% 8/16/44	30,000	13,492
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	10,000	4,662
Lewisville Independent School District Series 2019, 4% 8/15/36	85,000	100,054
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020 A, 5% 5/15/50	55,000	68,669
Series 2015 B, 5% 5/15/30	195,000	223,045
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	11,974
Series 2005 B, 4.55% 5/1/30 (a)(b)	50,000	59,934
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33	150,000	104,803
0% 9/15/35	50,000	31,235
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A, 4% 8/15/40	105,000	119,040
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	45,096
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2016, 3% 6/1/46	50,000	52,730
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	75,000	66,565
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	8,036
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	23,466
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	71,727
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	18,987
Series 2015 A, 5% 1/1/27	100,000	113,317
Series 2017 B, 5% 1/1/25	35,000	36,609
Series 2018:
4.25% 1/1/49	5,000	5,734
5% 1/1/48	70,000	83,755
Series 2021 B, 5% 1/1/31	100,000	132,100
Port Houston Auth. Harris County Series 2018 A, 5% 10/1/28 (b)	90,000	113,869
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	110,000	125,569
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,380
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/23	80,000	84,093
5% 2/1/27	30,000	35,193
5% 2/1/32	45,000	52,454
Series 2019, 4% 2/1/28	90,000	106,495
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	175,000	199,532
San Antonio Independent School District:
Series 2019, 5% 8/15/30	20,000	25,220
Series 2021, 5% 8/15/31	200,000	263,995
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	24,660
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	61,179
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	50,000	52,535
(Baylor Scott & White Health Proj.) Series 2016 A, 3% 11/15/33	100,000	107,370
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	60,693
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	36,827
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/23	15,000	16,228
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	55,097
Series 2015 A, 5% 10/1/24	45,000	50,628
Series 2016 A, 5% 4/1/30	50,000	58,847
Series 2017 B:
5% 10/1/29	110,000	136,008
5% 10/1/33	35,000	42,999
Series 2018 B, 5% 8/1/24	30,000	33,537
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	69,306
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	13,471
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A:
4% 8/15/38	40,000	40,822
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	45,000	46,347
Series 2015 C:
5% 8/15/25	65,000	72,522
5% 8/15/34	55,000	61,329
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	73,324
Series 2018 A, 4% 10/15/37	10,000	11,705
Series 2018 B, 4% 10/15/34	5,000	5,947
Series 2019 A, 4% 10/15/49	160,000	188,425
Series 2020:
3% 10/15/34	270,000	303,815
5% 8/1/33	55,000	72,074
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/32	60,000	76,694
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	54,842
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	115,000	128,783
5% 8/15/25	60,000	69,715
5% 8/15/26	20,000	24,004
Series 2017 B, 3.375% 8/15/44	15,000	16,517
Series 2019 A, 5% 8/15/31	15,000	19,291
Waller Independent School District Series 2020, 4% 2/15/50	15,000	17,620

TOTAL TEXAS		7,721,676

Utah - 0.4%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	24,507
Series 2021 A1, 4% 8/1/41	80,000	95,634
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	145,000	151,261
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	11,557
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	23,114
Series 2016, 4% 12/15/29	25,000	28,332

TOTAL UTAH		334,405

Virginia - 2.0%
Arlington County Series 2019, 4% 6/15/35	85,000	102,393
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	10,801
Series 2017, 5% 3/15/27	15,000	18,250
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	47,430
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	90,000	95,705
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	35,708
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	38,886
Series 2021, 3% 1/1/51	50,000	52,110
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	44,995
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (a)	30,000	38,482
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Progs.) Series 2014 A, 5% 2/1/24	100,000	109,624
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	11,402
Series 2017 E, 5% 2/1/24	45,000	49,370
Series 2019 C, 5% 2/1/30	45,000	57,285
Series 2017 A:
5% 2/1/23	80,000	84,138
5% 2/1/24	60,000	65,775
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	55,248
Series 2016, 3% 5/15/40	45,000	47,984
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	160,000	179,031
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	40,260
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	15,000	16,171
Series 2018 A, 5% 8/1/28	25,000	31,557
Virginia Resources Auth. Clean Wtr. Rev. Series 2015, 5% 10/1/23	250,000	270,424
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	35,245
Series 2012, 5.25% 1/1/32 (b)	60,000	61,371
Series 2014, 4% 10/1/38	5,000	5,399
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	205,000	233,732

TOTAL VIRGINIA		1,838,776

Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	54,099
5% 11/1/35	65,000	77,326
5% 11/1/36	90,000	106,974
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	21,921
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/32	100,000	114,686
Series 2016 A, 5% 7/1/28	10,000	11,888
Series 2017 A, 5% 7/1/26	50,000	51,165
Series 2018 C, 5% 7/1/33	65,000	80,792
Series 2020 A, 5% 7/1/28	30,000	37,790
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	52,719
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	38,500
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	26,050
King County School District 210 Series 2018, 5% 12/1/30	90,000	111,455
Port of Seattle Rev.:
Series 2017 C, 5% 5/1/32 (b)	170,000	202,624
Series 2018 B:
5% 5/1/24 (b)	75,000	82,695
5% 5/1/25 (b)	65,000	74,182
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	40,000	44,875
Washington Gen. Oblig.:
Series 2013 A, 4% 8/1/35	55,000	56,091
Series 2014 A, 5% 8/1/26	10,000	10,732
Series 2014 B:
5% 8/1/29	25,000	26,819
5% 8/1/31	55,000	58,965
Series 2014 E, 5% 2/1/32	90,000	98,347
Series 2015 B, 5% 2/1/28	40,000	45,344
Series 2015 G, 5% 7/1/26	100,000	113,126
Series 2015 H:
5% 7/1/26	25,000	28,281
5% 7/1/29	15,000	16,950
Series 2016 A1, 5% 8/1/29	90,000	103,981
Series 2016 B, 5% 7/1/32	50,000	58,393
Series 2016 C, 5% 2/1/35	30,000	34,996
Series 2018 D, 5% 8/1/28	30,000	36,848
Series 2020 A, 5% 1/1/26	20,000	23,504
Series 2020 E, 5% 6/1/45	55,000	69,949
Series 2021 A, 5% 8/1/39	125,000	162,003
Series R 2015 C, 5% 7/1/27	25,000	28,257
Series R 2017 A, 5% 8/1/33	40,000	47,651
Series R, 5% 7/1/29	100,000	112,998
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	5,000	5,570
Series 2014 C, 4% 10/1/44	55,000	59,794
Series 2015 B, 5% 8/15/24	185,000	206,967
Series 2017 B, 3.5% 8/15/38	70,000	76,271
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	42,016
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	92,987
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	39,482

TOTAL WASHINGTON		2,846,063

West Virginia - 0.4%
West Virginia Gen. Oblig. Series 2019 A, 5% 12/1/32	195,000	248,681
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	21,311
West Virginia Parkways Auth. Series 2018, 3.75% 6/1/48	100,000	112,378

TOTAL WEST VIRGINIA		382,370

Wisconsin - 0.8%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	53,143
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	5,287
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	46,668
Pub. Fin. Auth. Student Hsg. (CHF - Wilmington, L.L.C. - Univ. of North Carolina At Wilmington Proj.) Series 2018, 4.125% 7/1/43 (FSA Insured)	30,000	34,013
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	48,257
Series 2016 2, 5% 11/1/29	65,000	77,001
Series 3, 5% 11/1/31	25,000	30,469
Series A, 4% 5/1/27	20,000	22,927
Series D, 5% 5/1/23	115,000	122,281
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,285
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	55,264
3.5% 2/15/46	20,000	21,107
4% 11/15/39	50,000	56,538
Series 2017 A, 5% 4/1/28	5,000	6,044
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	12,059	12,399
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	74,864
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	41,037
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,285

TOTAL WISCONSIN		730,869

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	32,267
TOTAL MUNICIPAL BONDS
(Cost $88,248,892)		90,108,189
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $88,248,892)		90,108,189
NET OTHER ASSETS (LIABILITIES) - 0.5%		470,101
NET ASSETS - 100%		$90,578,290

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.11%	$58,931	$--	$58,931	$3	$2	$(2)	$--	0.0%
Total	$58,931	$--	$58,931	$3	$2	$(2)	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$90,108,189	$--	$90,108,189	$--
Total Investments in Securities:	$90,108,189	$--	$90,108,189	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.1%
Transportation	16.7%
Special Tax	11.8%
Water & Sewer	9.3%
Health Care	8.9%
Escrowed/Pre-Refunded	7.0%
Education	6.5%
Others* (Individually Less Than 5%)	7.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $88,248,892)		$90,108,189
Cash		278,316
Receivable for fund shares sold		23,845
Interest receivable		969,970
Prepaid expenses		90
Receivable from investment adviser for expense reductions		6,701
Other receivables		280
Total assets		91,387,391
Liabilities
Payable for investments purchased	$649,690
Payable for fund shares redeemed	14,599
Distributions payable	115,557
Accrued management fee	3,781
Other payables and accrued expenses	25,474
Total liabilities		809,101
Net Assets		$90,578,290
Net Assets consist of:
Paid in capital		$88,738,581
Total accumulated earnings (loss)		1,839,709
Net Assets		$90,578,290
Net Asset Value, offering price and redemption price per share ($90,578,290 ÷ 4,399,860 shares)		$20.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Interest		$711,992
Income from Fidelity Central Funds		3
Total income		711,995
Expenses
Management fee	$22,742
Custodian fees and expenses	4,233
Independent trustees' fees and expenses	154
Registration fees	9,038
Audit	30,750
Legal	41
Miscellaneous	164
Total expenses before reductions	67,122
Expense reductions	(35,155)
Total expenses after reductions		31,967
Net investment income (loss)		680,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,761
Fidelity Central Funds	2
Total net realized gain (loss)		17,763
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(321,864)
Fidelity Central Funds	(2)
Total change in net unrealized appreciation (depreciation)		(321,866)
Net gain (loss)		(304,103)
Net increase (decrease) in net assets resulting from operations		$375,925

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$680,028	$1,206,781
Net realized gain (loss)	17,763	(42,715)
Change in net unrealized appreciation (depreciation)	(321,866)	1,351,726
Net increase (decrease) in net assets resulting from operations	375,925	2,515,792
Distributions to shareholders	(677,210)	(1,203,909)
Share transactions
Proceeds from sales of shares	17,916,394	68,691,117
Reinvestment of distributions	6,667	116,556
Cost of shares redeemed	(17,197,903)	(34,789,254)
Net increase (decrease) in net assets resulting from share transactions	725,158	34,018,419
Total increase (decrease) in net assets	423,873	35,330,302
Net Assets
Beginning of period	90,154,417	54,824,115
End of period	$90,578,290	$90,154,417
Other Information
Shares
Sold	870,095	3,353,200
Issued in reinvestment of distributions	322	5,691
Redeemed	(835,759)	(1,700,341)
Net increase (decrease)	34,658	1,658,550

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Bond Index Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.65	$20.26	$20.00
Income from Investment Operations
Net investment income (loss)B	.154	.314	.333
Net realized and unrealized gain (loss)	(.060)	.391	.254
Total from investment operations	.094	.705	.587
Distributions from net investment income	(.154)	(.315)	(.327)
Total distributions	(.154)	(.315)	(.327)
Net asset value, end of period	$20.59	$20.65	$20.26
Total ReturnC,D	.45%	3.50%	2.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.17%	.45%G
Expenses net of fee waivers, if any	.07%G	.07%	.07%G
Expenses net of all reductions	.07%G	.07%	.07%G
Net investment income (loss)	1.48%G	1.53%	1.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$90,578	$90,154	$54,824
Portfolio turnover rateH	13%G	13%	8%G

 A For the period July 11, 2019 (commencement of operations) through June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2021

1. Organization.

Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,033,415
Gross unrealized depreciation	(155,642)
Net unrealized appreciation (depreciation)	$1,877,773
Tax cost	$88,230,416

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(37,725)
Long-term	(5,904)
Total capital loss carryforward	$(43,629)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	7,611,356	5,865,871

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Municipal Bond Index Fund	$74

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $34,869.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $286.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity SAI Municipal Bond Index Fund	.07%
Actual		$1,000.00	$1,004.50	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Municipal Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index and peer group for the most recent one-year period. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.07% through October 31, 2022.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MBX-SANN-0322
1.9894030.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2022